As filed with the Securities and Exchange Commission
                              on February 15, 2001

                                        REGISTRATION NOS. 33-11905 AND 811-5010
                                        ---------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [ X ]

                   Pre-Effective Amendment No.

                   Post-Effective Amendment No. 35                      [ X ]

            REGISTRATION STATEMENT UNDER THE INVESTMENT                 [ X ]
               COMPANY ACT OF 1940

                   Amendment No. 36                                     [ X ]

                              THE HUNTINGTON FUNDS
               (Exact Name of Registrant as Specified in Charter)
                              41 South High Street
                              COLUMBUS, OHIO 43287
                              --------------------
                    (Address of principal executive offices)
                                 1-800-544-8347
                                 --------------
              (Registrant's telephone number, including area code)

                     NAME AND ADDRESS OF AGENT FOR SERVICE:
                                 Ronald J. Corn
                          The Huntington National Bank
                              41 South High Street
                              Columbus, Ohio 43287

                                   Copies to:
                            Martin E. Lybecker, Esq.
                                  Ropes & Gray
                               One Franklin Square
                       1301 K Street, N.W., Suite 800 East
                             Washington, D.C. 20005

It is proposed that this filing will become effective (check appropriate box)
[   ] immediately upon filing pursuant to paragraph (b)
[   ] on [date] pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(i)
[   ] on [date] pursuant to paragraph (a)(i)
[ X ] 75 days after filing pursuant to paragraph (a)(ii)
[   ] on [date] pursuant to paragraph (a)(ii) of Rule 485
If appropriate, check the following box:
[   ] this post-effective amendment designates a new effective date for post-
      effective amendment No.[]  filed on [date].

PART A

         Huntington Dividend Capture Fund
         Huntington International Equity Fund,
         Huntington Mid Corp America Fund (formerly the Mid/Small Cap Fund), and Huntington New Economy Fund.

The information required by Items 1 through 9 for the above-referenced Funds of The Huntington Funds (the "Registrant") is hereby incorporated by reference to Part A of Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 15, 2000.

PART B

         Huntington Dividend Capture Fund
         Huntington International Equity Fund,
         Huntington Mid Corp America Fund (formerly the Mid/Small Cap Fund), and Huntington New Economy Fund.

The information required by Items 10 through 22 for the above-referenced Funds of the Registrant is hereby incorporated by reference to Part B of Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 15, 2000.

                              THE HUNTINGTON FUNDS


                               Investment A Shares
                               Investment B Shares


                                   PROSPECTUS


                               MONEY MARKET FUNDS
                          Huntington Money Market Fund
                   Huntington Ohio Municipal Money Market Fund
                     Huntington Florida Tax-Free Money Fund
                   Huntington U.S. Treasury Money Market Fund

                                  EQUITY FUNDS
                             Huntington Growth Fund
                          Huntington Income Equity Fund
                         Huntington Rotating Index Fund

                                  INCOME FUNDS
                       Huntington Mortgage Securities Fund
                          Huntington Ohio Tax-Free Fund
                        Huntington Michigan Tax-Free Fund
                     Huntington Fixed Income Securities Fund
                 Huntington Intermediate Government Income Fund


                                   May 1, 2001

 The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is unlawful.

 HOW TO READ THIS PROSPECTUS

The Huntington Funds is a mutual fund family that offers different classes of Shares in separate investment portfolios (Funds). The Funds have various investment goals and strategies. This prospectus gives you important information about the Investment A Shares and Investment B Shares of the Huntington Funds that you should know before investing. The Funds also offer Trust Shares, which are offered in a separate prospectus.

Please read this prospectus and keep it for future reference. The prospectus is arranged into different sections so that you can easily review this important information. The next column contains general information you should know about investing in the Huntington Funds.

INDIVIDUAL HUNTINGTON FUND SUMMARIES

MONEY MARKET FUNDS
Money Market Fund.............................................................
Ohio Municipal Money Market Fund..............................................
U.S. Treasury Money Market Fund...............................................
Florida Tax-Free Money Fund...................................................

EQUITY FUNDS
Growth Fund...................................................................
Income Equity Fund............................................................
Rotating Index Fund...........................................................

INCOME FUNDS
Mortgage Securities Fund......................................................
Ohio Tax-Free Fund............................................................
Michigan Tax-Free Fund........................................................
Fixed Income Securities Fund..................................................
Intermediate Government Income Fund...........................................

SHAREOWNER GUIDE - HOW TO INVEST IN THE HUNTINGTON FUNDS
Distribution of the Funds.....................................................
Distribution Plan (12b-1 Fees)................................................
Sales Charges.................................................................
Contingent Deferred Sales Charges.............................................
Purchasing Shares.............................................................
Exchanging Shares.............................................................
Redeeming Shares..............................................................

MORE ABOUT THE HUNTINGTON FUNDS
Management of the Funds.......................................................
Dividends and Distributions...................................................
Tax Consequences..............................................................
Financial Highlights..........................................................
Additional Investment Strategies..............................................
Investment Practices..........................................................
Glossary of Investment Risks..................................................

FOR MORE INFORMATION ABOUT THE HUNTINGTON FUNDS, PLEASE SEE THE BACK COVER OF THE PROSPECTUS

INTRODUCTION

Each Huntington Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at specific Huntington Funds, you should know a few basics about investing in mutual funds.

The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities trade.

AS WITH OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A MUTUAL FUND. YOUR INVESTMENT IN THE HUNTINGTON FUNDS IS NOT A DEPOSIT OR AN OBLIGATION OF HUNTINGTON NATIONAL BANK, ITS AFFILIATES OR ANY BANK. IT IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

Each Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own. Each Fund's investment goal is fundamental and may be changed only by a vote of a majority of the Fund's outstanding shares. Unless otherwise noted, each Fund's investment strategies are not fundamental and may be changed by the Trust's Board of Trustees.

The portfolio manager invests each Fund's assets in a way that he or she believes will help the Fund achieve its goal. A manager's judgments about the securities markets, economy and companies, and his or her investment selection, may cause a Fund to underperform other funds with similar objectives.

MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                     To seek to maximize current income while
                                    preserving capital and maintaining liquidity by investing in a portfolio of high quality money market instruments

INVESTMENT FOCUS                    High-quality, short-term debt securities

PRINCIPAL INVESTMENT STRATEGY       Employs top-down analysis of economic and
                                    market factors to select Fund
                                    investments

SHARE PRICE VOLATILITY              Low

INVESTOR PROFILE                    Short-term or risk averse investors seeking
                                    our typically highest-yielding
                                    money market fund

INVESTMENT STRATEGY

The Huntington Money Market Fund seeks to maximize current income while preserving capital and maintaining liquidity by investing in a portfolio of high quality money market instruments.

The Adviser strives to maintain a $1.00 net asset value per share for the Money Market Fund by investing in commercial paper and other short-term money market instruments for the Money Market Fund which are either rated in the highest rating category by a Nationally Recognized Statistical Rating Organization or unrated and deemed to be of comparable quality by the Adviser. In managing the portfolio, the Adviser determines an appropriate maturity range for the Fund (currently between 25 and 60 days) and each individual security held and endeavors to diversify the portfolio across market sectors. In addition, the Adviser analyzes cash flows, maturities, settlements, tax payments, yields and credit quality and monitors new issue calendars for potential purchases.

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices."

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

INTEREST-RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates, or that the Fund's yield will decrease due to a decline in interest rates.

CREDIT RISK: The possibility that an issuer cannot make timely interest and principal payments on its securities. In general, the lower a security's credit rating, the higher its credit risk.

For more information about these risks, please see "Glossary of Investment
Risks."

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF THE HUNTINGTON NATIONAL BANK, ITS AFFILIATES OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTMENT A SHARES FROM YEAR TO YEAR.*

1992     1993    1994    1995     1996    1997    1998    1999    2000

3.34%    2.63%   3.76%   5.48%    4.90%   5.07%   5.03%   4.67%    ___%

Best Quarter                           Worst Quarter
 (6/30/95)                               (6/30/93)
   1.38%                                   0.63%

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/2000.

                                                                    SINCE CLASS
                           1 YEAR               5 YEARS               INCEPTION

--------------------------------------------------------------------------------
MONEY MARKET FUND

  Investment A Shares       ____%                ____%                 ____%*
--------------------------------------------------------------------------------
  Investment B Shares1      ____%                ____%                 ____%**
--------------------------------------------------------------------------------

1 Prior to 5/1/00 (the inception date for Investment B Shares), performance for Investment B Shares is based on the performance of Investment A Shares, adjusted for the Investment B Shares 12b-1 fees.
 *Since 5/1/91.
**Since 5/1/2000.
                                        5

YIELD

The income a fund generates is commonly referred to as its "yield". For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Huntington Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-__________.

FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

--------------------------------------------------------------------------------

SHAREHOLDER FEES

                                                     INVESTMENT A   INVESTMENT B
                                                       SHARES          SHARE
                                                     ------------   ------------

Maximum Sales Charge (Load) Imposed on Purchase
  (as a percentage of offering price)                      0%           0%
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value)                     0%        6.00%
Redemption Fee
 (as a percentage of amount redeemed, if applicable)*      0%           0%

--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
                                                     INVESTMENT A   INVESTMENT B
                                                       SHARES          SHARES
                                                     ------------   ------------
Investment Advisory Fees                                0.27%           0.27%
Distribution and/or Service (12b-1) Fees                0.25%           1.00%
Other Expenses                                              %               %
   TOTAL ANNUAL FUND OPERATING EXPENSES+                    %               %

*Does not include any wire transfer fees, if applicable.
+The Fund's Adviser has agreed to contractually waive fees in order to keep total operating expenses for Investment A Shares from exceeding ____% and for Investment B Shares from exceeding __%, for the period through
----------.
                                        6

EXAMPLE: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                                 1 YEAR   3 YEARS     5 YEARS       10 YEARS

INVESTMENT A SHARES               $___       $___     $_____        $_____
INVESTMENT B SHARES
If you do not sell your shares:   $___       $___     $_____        $_____
If you sell your shares at the
  end of the period:              $___       $___     $_____        $_____

OHIO MUNICIPAL MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                     To seek to provide income exempt from
                                    both federal regular income tax and Ohio personal income taxes while preserving capital and maintaining liquidity.

INVESTMENT FOCUS                    Ohio tax-free money market securities

PRINCIPAL INVESTMENT STRATEGY       Attempts to invest in high-quality,
                                    short-term Ohio tax-free securities

SHARE PRICE VOLATILITY              Low

INVESTOR PROFILE                    Ohio residents seeking income exempt from
                                    federal and Ohio state personal income
                                    taxes.

INVESTMENT STRATEGY

The Huntington Ohio Municipal Money Market Fund seeks to provide income exempt from both federal regular income tax and Ohio personal income taxes while preserving capital and maintaining liquidity.

The Adviser strives to maintain a $1.00 net asset value per share for the Ohio Municipal Money Market Fund by investing substantially all of the Fund's assets in short-term OHIO TAX-EXEMPT SECURITIES which are either rated in the highest rating category by a Nationally Recognized Statistical Rating Organization or unrated and deemed to be of comparable quality by the Adviser. In managing the portfolio, the Adviser determines an appropriate maturity range for the Fund (currently between 35 and 80 days) and each individual security held and endeavors to diversify the portfolio's holdings within Ohio as much as possible. In addition, the Adviser analyzes cash flows, maturities, settlements, tax payments, yields and credit quality and monitors new issue calendars for potential purchases.

For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax or Ohio personal income taxes.

--------------------------------------------------------------------------------
OHIO TAX-EXEMPT SECURITIES are debt obligations which (i) are issued by or on behalf of the state of Ohio or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and Ohio personal income taxes.
--------------------------------------------------------------------------------

For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and "Investment Practices."

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

STATE SPECIFIC RISK: By concentrating its investments in Ohio, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Ohio is largely concentrated in agriculture, motor vehicles and equipment, steel, rubber products and household appliances, and therefore tends to be more cyclical than some other states and the nation as a whole.

DIVERSIFICATION RISK: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.

INTEREST-RATE RISK: The possibility that the Fund's investments will decline in value due to an increase in interest rates, or that the Fund's yield will decrease due to a decline in interest rates.

CREDIT RISK: The possibility that an issuer cannot make timely interest and principal payments on its obligations. The lower a security's rating, the greater its credit risk.

For more information about these risks, please see "Glossary of Investments Risks."

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF THE HUNTINGTON NATIONAL BANK, ITS AFFILIATES OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTMENT A SHARES FROM YEAR TO YEAR.*

1992     1993    1994    1995     1996    1997    1998    1999    2000

2.51%   1.98%    2.31%  3.47%    3.04%    3.17%   2.97%   2.69%   ___%

Best Quarter                        Worst Quarter
 (6/30/95)                           (3/31/94)
   0.91%                               0.44%

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/2000.

                                                           SINCE CLASS
                                   1 YEAR      5 YEARS      INCEPTION

-------------------------------------------------------------------------------
OHIO MUNICIPAL MONEY MARKET FUND

  Investment A Shares               ____%       ____%        ____%*
-------------------------------------------------------------------------------
*Since 5/1/91.

YIELD

The income a fund generates is commonly referred to as its "yield". For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Huntington Ohio Municipal Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-__________.

FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

--------------------------------------------------------------------------------

SHAREHOLDER FEES

                                                             INVESTMENT A
                                                                SHARES
                                                             -------------

Maximum Sales Charge (Load) Imposed on Purchase
  (as a percentage of offering price)                                0%
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value)                               0%
Redemption Fee
  (as a percentage of amount redeemed, if applicable)*               0%

--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
                                                                INVESTMENT A
                                                                   SHARES
                                                               -------------
Investment Advisory Fees                                            0.30%
Distribution and/or Service (12b-1) Fees                            0.25%
Other Expenses                                                          %
   TOTAL ANNUAL FUND OPERATING EXPENSES+                                %

*Does not include any wire transfer fees, if applicable.
+The Fund's Adviser has agreed to contractually waive fees in order to keep total operating expenses for Investment A Shares from exceeding ____% for the period through __________.

EXAMPLE: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                           1 YEAR        3 YEARS        5 YEARS       10 YEARS

    INVESTMENT A SHARES     $___          $___           $_____        $_____

FLORIDA TAX-FREE MONEY FUND

FUND SUMMARY

INVESTMENT GOAL                     To seek to provide the highest level of
                                    interest income exempt from federal income tax, consistent with liquidity and stability of principal.

INVESTMENT FOCUS                    Florida tax-free money market securities

PRINCIPAL INVESTMENT STRATEGY       Attempts to invest in high-quality,
                                    short-term Florida tax-free securities

SHARE PRICE VOLATILITY              Low

INVESTOR PROFILE                    Florida residents seeking income exempt
                                    from federal personal income tax and
                                    Florida intangible personal property tax.

INVESTMENT STRATEGY

The Huntington Florida Tax-Free Money Fund seeks to provide the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal.

The Adviser strives to maintain a $1.00 net asset value per share for the Florida Tax-Free Money Fund by investing substantially all of the Fund's assets in short-term FLORIDA TAX-EXEMPT SECURITIES which are either rated in the highest rating category by a Nationally Recognized Statistical Rating Organization or unrated and deemed to be of comparable quality by the Adviser.

In managing the portfolio, the Adviser determines an appropriate maturity range for the Fund (currently between 35 and 80 days) and each individual security held and endeavors to diversify the portfolio's holdings within Florida as much as possible. In addition, the Adviser analyzes cash flows, maturities, settlements, tax payments, yields and credit quality and monitors new issue calendars for potential purchases.

As part of the Adviser's strategy to take advantage of the exemption from Florida's intangible tax in any year, the Adviser may engage, on an annual basis, in significant portfolio restructuring to sell non-exempt assets. Transaction costs involved in such restructuring may adversely affect the Fund's performance and possibly offset any gains achieved by investing in the assets sold.

For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax.

--------------------------------------------------------------------------------
FLORIDA TAX-EXEMPT SECURITIES are debt obligations which (i) are issued by or on behalf of the state of Florida or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and the value of which is exempt from the Florida intangible personal property tax.
--------------------------------------------------------------------------------

For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and "Investment Practices."

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

STATE SPECIFIC RISK: By concentrating its investments in Florida, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Florida is largely concentrated in agriculture, tourism and construction and is adversely affected by severe weather conditions. It is also impacted by changes in the economies of Central and South America.

DIVERSIFICATION RISK: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.

INTEREST-RATE RISK: The possibility that the Fund's investments will decline in value due to an increase in interest rates, or that the Fund's yield will decrease due to a decline in interest rates.

CREDIT RISK: The possibility that an issuer cannot make timely interest and principal payments on its obligations. The lower a security's rating, the greater its credit risk.

For more information about these risks, please see "Glossary of Investments Risks."

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF THE HUNTINGTON NATIONAL BANK, ITS AFFILIATES OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

THIS BAR CHART SHOWS THE PERFORMANCE OF THE FUND'S INVESTMENT A SHARES FOR ITS FIRST FULL CALENDAR YEAR OF OPERATIONS.*

2000
---%

Best Quarter                        Worst Quarter
(--/--/--)                          (--/--/--)
----%                               ----%

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/2000.

                                                       SINCE CLASS
                                   1 YEAR               INCEPTION

--------------------------------------------------------------------------------
FLORIDA TAX-FREE MONEY FUND

  Investment A Shares               ____%                ____%*
--------------------------------------------------------------------------------
*Since 1/28/99.

YIELD

The income a fund generates is commonly referred to as its "yield". For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Huntington Florida Tax-Free Money Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-__________.

FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

--------------------------------------------------------------------------------

SHAREHOLDER FEES

                                                               INVESTMENT A
                                                                 SHARES
                                                              -------------

Maximum Sales Charge (Load) Imposed on Purchase
  (as a percentage of offering price)                                0%
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value)                               0%
Redemption Fee
 (as a percentage of amount redeemed, if applicable)*                0%

-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
                                                                INVESTMENT A
                                                                  SHARES
                                                              -------------
Investment Advisory Fees                                            0.30%
Distribution and/or Service (12b-1) Fees                            0.25%
Other Expenses                                                          %
   TOTAL ANNUAL FUND OPERATING EXPENSES+                                %

*Does not include any wire transfer fees, if applicable.
+The Fund's Adviser has agreed to contractually waive fees in order to keep total operating expenses for Investment A Shares from exceeding ____% for the period through __________.

EXAMPLE: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                           1 YEAR      3 YEARS       5 YEARS      10 YEARS

    INVESTMENT A SHARES     $___        $___          $_____       $_____

U.S. TREASURY MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                     To seek to maximize current income while
                                    preserving capital and maintaining
                                    liquidity by investing exclusively in
                                    obligations issued by the U.S. Government and backed by its full faith and credit and in repurchase agreements with respect to such obligations.

INVESTMENT FOCUS                    U.S. Treasury obligations

PRINCIPAL INVESTMENT STRATEGY       Invests exclusively in U.S. Government
                                    obligations and repurchase
                                    agreements on such obligations

SHARE PRICE VOLATILITY              Low

INVESTOR PROFILE                    Highly risk averse investors seeking
                                    current income from a money market fund that invests primarily in U.S. Treasury obligations

INVESTMENT STRATEGY

The Huntington U.S. Treasury Money Market Fund seeks to maximize current income while preserving capital and maintaining liquidity by investing exclusively in obligations issued by the U.S. Government and backed by its full faith and credit and in repurchase agreements with respect to such obligations.

The Adviser strives to maintain a $1.00 net asset value per share for the U.S. Treasury Money Market Fund by investing substantially all of the Fund's assets in short-term obligations of the U.S. government. In managing the portfolio, the Adviser determines an appropriate maturity range for the Fund (currently between 25 and 60 days) and each individual security held. In addition, the Adviser analyzes cash flows, maturities, settlements, tax payments and yields and opposite direction; and monitors new issue calendars for potential purchases.

For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and "Investment Practices."

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

INTEREST-RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates, or that the Fund's yield will decrease due to a decline in interest rates.

For more information about these risks, please see "Glossary of Investments Risks."

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF THE HUNTINGTON NATIONAL BANK, ITS AFFILIATES OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTMENT A SHARES FROM YEAR TO YEAR.*

1994     1995     1996    1997    1998    1999    2000

3.68%    5.43%    4.87%   4.95%   4.85%   4.42%    ___%


Best Quarter                        Worst Quarter
 (6/30/95)                           (3/31/94)
   1.38%                               0.68%

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/2000.

                                                                    SINCE CLASS
                                       1 YEAR          5 YEARS       INCEPTION

-------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND

  Investment A Shares                   ____%           ____%         ____%*
-------------------------------------------------------------------------------
*Since 10/19/93.

YIELD

The income a fund generates is commonly referred to as its "yield". For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Huntington U.S. Treasury Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-__________.

FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

--------------------------------------------------------------------------------

SHAREHOLDER FEES

                                                                INVESTMENT A
                                                                  SHARES
                                                               -------------

Maximum Sales Charge (Load) Imposed on Purchase
  (as a percentage of offering price)                                0%
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value)                               0%
Redemption Fee
 (as a percentage of amount redeemed, if applicable)*                0%

--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
                                                                INVESTMENT A
                                                                   SHARES
                                                               -------------
Investment Advisory Fees                                            0.20%
Distribution and/or Service (12b-1) Fees                            0.25%
Other Expenses                                                          %
   TOTAL ANNUAL FUND OPERATING EXPENSES+                                %

*Does not include any wire transfer fees, if applicable.
+The Fund's Adviser has agreed to contractually waive fees in order to keep total operating expenses for Investment A Shares from exceeding ____% for the period through __________.

EXAMPLE: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                           1 YEAR       3 YEARS      5 YEARS      10 YEARS

    INVESTMENT A SHARES    $___         $___         $_____       $_____

GROWTH FUND

FUND SUMMARY

INVESTMENT GOAL                     To seek to achieve long-term capital
                                    appreciation primarily through investing in equity securities.

INVESTMENT FOCUS                    Common stocks of medium to large companies

PRINCIPAL INVESTMENT STRATEGY       Seeks to invest in companies offering
                                    above-average growth potential

SHARE PRICE VOLATILITY              Moderate to High

INVESTOR PROFILE                    Long-term investors seeking capital
                                    appreciation

INVESTMENT STRATEGY

The Huntington Growth Fund seeks to achieve long-term capital appreciation primarily through investing in equity securities.

The Adviser intends to invest in common stock and other equity securities, such as preferred stock, of medium or large companies which it believes offer opportunities for growth. The Adviser frequently invests in established companies which it believes have temporarily depressed prices.

In selecting investments, the Adviser reviews historical earnings, revenue and cash flow to identify the best companies in each industry and to evaluate the growth potential of these companies. On an ongoing basis, the Adviser also monitors the Fund's existing positions to determine the benefits of retention.

For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and "Investment Practices."

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a general decline in the stock market. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

INVESTMENT STYLE RISK: The possibility that the kind of stocks on which this Fund focuses--those of medium to large U.S. growth companies--will underperform other types of stock investments or the market as a whole.

The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

For more information about these risks, please see "Glossary of Investment
Risks."

PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTMENT A SHARES FROM YEAR TO YEAR. IF SALES CHARGES HAD BEEN REFLECTED, THE FUND'S RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

1992    1993    1994   1995    1996    1997     1998     1999     2000

7.57%   3.25%  2.08%  30.40%  16.43%  35.04%   18.25%   13.25%   ___%

Best Quarter                        Worst Quarter
 (6/30/97)                           (9/30/98)
  19.57%                              -10.99%

*THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR.

This table compares the Fund's average annual total returns for periods ending 12/31/2000 to those of the S&P 500 Index.

--------------------------------------------------------------------------------
                                                                 SINCE CLASS
                                         1 YEAR      5 YEARS     INCEPTION
--------------------------------------------------------------------------------
GROWTH FUND

Investment A Shares (with a 5.75%
sales charge)                            ____%         ____%        _____%*
--------------------------------------------------------------------------------
Investment B Shares (with applicable
Contingent Deferred Sales Charge)        ____%***      ____%***     _____%**
--------------------------------------------------------------------------------
S&P 500 INDEX1                           ____%         ____%        _____%+
--------------------------------------------------------------------------------

1 The unmanaged S&P 500 Index generally reflects the performance of large companies in the U.S. stock market.
  *  Since 5/1/91.
 **  Since 5/1/00.
*** Prior to 5/1/00 (the inception date for Investment B Shares), performance for Investment B Shares is based on the performance of Investment A Shares, adjusted for the Investment B Shares 12b-1 fees.
+ Since ______.

FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

--------------------------------------------------------------------------------

SHAREHOLDER FEES

                                                 INVESTMENT A      INVESTMENT B
                                                   SHARES             SHARES
                                                -------------      ------------

Maximum Sales Charge (Load) Imposed on Purchase
  (as a percentage of offering price)*                5.75%           0%
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value)**                 0%        6.00%
Redemption Fee
 (as a percentage of amount redeemed, if applicable)***  0%           0%

--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
                                                 INVESTMENT A      INVESTMENT B
                                                   SHARES             SHARES
                                                -------------      ------------

Investment Advisory Fees                             0.60%           0.60%
Distribution and/or Service (12b-1) Fees             0.25%           1.00%
Other Expenses                                           %               %
   TOTAL ANNUAL FUND OPERATING EXPENSES+                 %               %

*This sales charge varies depending upon how much you invest. See "Distribution of the Funds - Sales Charges."
**If you sell Investment A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "Distribution of the Funds - Sales Charges."
***Does not include any wire transfer fees, if applicable.
+The Fund's Adviser has agreed to contractually waive fees in order to keep total operating expenses for Investment A Shares from exceeding ____% and for Investment B Shares from exceeding __%, for the period through ____________.

EXAMPLE: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                                    1 YEAR       3 YEARS     5 YEARS    10 YEARS

INVESTMENT A SHARES                 $___         $___        $____        $____
INVESTMENT B SHARES
If you do not sell your shares:     $___         $___        $____        $____
If you sell your shares at the
  end of the period:                $___         $___        $____        $____

INCOME EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL                     To seek to achieve high current income
                                    and moderate appreciation of capital
                                    primarily through investment in
                                    income-producing equity securities.

INVESTMENT FOCUS                    Common stocks and investment grade corporate
                                    Debt obligations

PRINCIPAL INVESTMENT STRATEGY       Attempts to identify stocks that pay high
                                    dividends

SHARE PRICE VOLATILITY              Moderate

INVESTOR PROFILE                    Investors seeking capital appreciation
                                    potential with higher current income and lower volatility than the average stock fund.

INVESTMENT STRATEGY

The Huntington Income Equity Fund seeks to achieve high current income and moderate appreciation of capital primarily through investment in income-producing equity securities.

The Adviser focuses primarily on equity securities, such as common stock and preferred stock, which have a history of increasing or paying high dividends. As an additional income source, the Adviser also invests in investment grade corporate debt obligations, such as bonds, notes and debentures. At least 65% of the Fund's total assets will be invested in income-producing equity securities. The Adviser selects securities which it believes will maintain or increase the Fund's current income while maintaining a price/earnings ratio below the market.

In evaluating the current yield of a security, the Adviser considers dividend growth to be most important, followed by capital appreciation. The Adviser actively monitors market activity which impacts dividend decisions. In general, the Fund will sell a security when dividends are no longer expected to increase.

For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and "Investment Practices."

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

INVESTMENT STYLE RISK: The possibility that the securities on which this Fund focuses--the stocks of undervalued, dividend-paying companies--will underperform other kinds of investments or market averages.

INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates.

CREDIT RISK: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The lower a bond's rating, the greater its credit risk.

The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

For more information about these risks, please see "Glossary of Investment
Risks."

PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTMENT A SHARES FROM YEAR TO YEAR. IF SALES CHARGES HAD BEEN REFLECTED, THE FUND'S RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

1991    1992    1993   1994   1995   1996   1997    1998     1999    2000

22.93%  7.22%  10.57% -2.07% 28.93% 16.56%  17.28%  17.56%  -7.00%   ____%

Best Quarter                        Worst Quarter
 (12/31/98)                          (9/30/99)
  12.17%%                             -8.85%

*THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/2000, TO THOSE OF THE S&P 500 INDEX.

--------------------------------------------------------------------------------
                                                                     SINCE CLASS
                                      1 YEAR    5 YEARS    10 YEARS   INCEPTION

--------------------------------------------------------------------------------
INCOME EQUITY FUND

Investment A Shares (with a 5.75%
  sales charge)                      ___%       ____%***    ____%***    ____%*
--------------------------------------------------------------------------------
Investment B Shares (with
  applicable Contingent Deferred
  Sales Charge)                     ____%****   ____%****   ____%****    ____%**
--------------------------------------------------------------------------------
S&P 500 INDEX1                      ____%       ____%       ____%        ____%+
--------------------------------------------------------------------------------

1 The unmanaged S&P 500 Index generally represents the performance of large companies in the U.S. stock market.
*Since 5/14/97.
**Since 5/1/2000.
***Prior to 5/14/97 (the inception date for Investment A Shares), performance for Investment A Shares is based on the performance of the Income Equity Fund's Trust Shares, adjusted for the Investment A Shares sales charge and 12b-1 fees. ****Prior to 5/1/00 (the inception date for Investment B Shares), performance for Investment B Shares is based on the performance of Investment A Shares (and Trust Shares), adjusted for the Investment B Shares 12b-1 fees.
+Since _____.

FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

--------------------------------------------------------------------------------

SHAREHOLDER FEES
                                                 INVESTMENT A      INVESTMENT B
                                                   SHARES             SHARES
                                                -------------      ------------

Maximum Sales Charge (Load) Imposed on Purchase
  (as a percentage of offering price)*                5.75%           0%
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value)**                 0%        6.00%
Redemption Fee
 (as a percentage of amount redeemed, if applicable)***  0%           0%

--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
                                                 INVESTMENT A      INVESTMENT B
                                                   SHARES             SHARES
                                                -------------      ------------

Investment Advisory Fees                             0.75%           0.75%
Distribution and/or Service (12b-1) Fees             0.25%           1.00%
Other Expenses                                           %               %
   TOTAL ANNUAL FUND OPERATING EXPENSES+                 %               %

*This sales charge varies depending upon how much you invest. See "Distribution of the Funds - Sales Charges."
**If you sell Investment A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "Distribution of the Funds - Sales Charges."
***Does not include any wire transfer fees, if applicable.
+The Fund's Adviser has agreed to contractually waive fees in order to keep total operating expenses for Investment A Shares from exceeding ____% and for Investment B Shares from exceeding __%, for the period through _______________.

EXAMPLE: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                                 1 YEAR       3 YEARS     5 YEARS      10 YEARS

INVESTMENT A SHARES              $___         $___        $____         $____
INVESTMENT B SHARES
If you do not sell your shares:  $___         $___        $____         $____
If you sell your shares at the
  end of the period:             $___         $___        $____         $____

ROTATING INDEX FUND

FUND SUMMARY

INVESTMENT GOAL                     To seek to approximate the returns of
                                    various broad-based equity market indices as determined by the Fund's Investment Adviser to be the most favorable in a given market environment.

INVESTMENT FOCUS                    Common stocks and index-based securities

PRINCIPAL INVESTMENT STRATEGY       Attempts to emulate the returns of the
                                    broad-based equity index determined by the Adviser to be the most favorable given current economic conditions by investing in the stocks comprising that index or in index-based securities

SHARE PRICE VOLATILITY              Moderate to High

INVESTOR PROFILE                    Long-term investors seeking capital
                                    appreciation

INVESTMENT STRATEGY

The Huntington Rotating Index Fund seeks to approximate the returns of various broad-based equity market indices as determined by the Fund's Investment Adviser to be the most favorable in a given market environment.

The Fund will pursue its objective, under normal market conditions, by investing (either directly or through the ownership of INDEX-BASED SECURITIES, as described below) substantially all of its assets in the stocks that comprise the BROAD-BASED EQUITY INDEX selected by the Adviser. In determining which broad-based equity index the Fund will seek to emulate, the Adviser will use top-down analysis to evaluate broad economic trends, anticipate shifts in the business cycle, and determine which sectors or industries may benefit the most over the next 12 months. The Adviser will continuously monitor the market environment and may shift the index that the Fund emulates when the Adviser determines that another broad-based equity index is more favorable given the current market environment.

Until the total assets of the Fund reach $70 million, the Fund will not invest directly in the individual securities which comprise the index selected by the Adviser, but will instead invest indirectly in the index through its acquisition of index-based securities such as Standard & Poor's Depository Receipts ("SPDRs") and NASDAQ-100 Index Tracking Stock ("NASDAQ 100s").

Although the Fund will attempt to remain fully invested in the composite stocks of the selected broad-based equity index, for liquidity purposes, the Fund may invest in money market instruments.
--------------------------------------------------------------------------------
INDEX-BASED SECURITIES are exchange-traded securities that represent ownership in a long-term investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the S& P 500 Index or the NASDAQ-100 Index.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
A BROAD-BASED EQUITY INDEX is one that provides investors with a performance indicator of the overall applicable stock market or a substantial portion of the market. Examples include, but are not limited to, the Standard & Poor's 500 Composite Index, Dow Jones Industrial Average, NASDAQ-100 Index or Russell 3000 Index. Additionally, indexes emphasizing large, medium or small capitalization companies as well as growth or value stocks would also be considered broad-based. An index is not considered to be broad-based if it is composed of securities of firms in a particular industry or group of related industries.
--------------------------------------------------------------------------------

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices."

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

INVESTMENT STYLE RISK: The possibility that the securities on which this Fund focuses--the stocks of the broad-based equity index selected by the Adviser--will underperform other kinds of investments or market averages.

SMALL COMPANY RISK: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company's financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, as compared to those of larger firms.

The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

For more information about the Fund's investment strategies and more information about these risks, please see "Additional Investment Strategy" and "Glossary of Investment Risks."

PERFORMANCE INFORMATION

THIS SECTION WOULD NORMALLY INCLUDE A BAR CHART AND TABLE SHOWING HOW THE FUND HAS PERFORMED AND HOW PERFORMANCE HAS VARIED FROM YEAR TO YEAR. BECAUSE THE FUND HAD NOT COMMENCED OPERATIONS PRIOR TO THE DATE OF THIS PROSPECTUS, THE BAR CHART AND TABLE ARE NOT SHOWN.

FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

--------------------------------------------------------------------------------

SHAREHOLDER FEES
                                                 INVESTMENT A      INVESTMENT B
                                                   SHARES             SHARES
                                                -------------      ------------

Maximum Sales Charge (Load) Imposed on Purchase
  (as a percentage of offering price)*                1.5%               0%
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value)**                0%             1.5%
Redemption Fee
 (as a percentage of amount redeemed, if
  applicable)***                                        0%               0%

--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
                                                 INVESTMENT A      INVESTMENT B
                                                   SHARES             SHARES
                                                -------------      ------------

Investment Advisory Fees                             ___%              ___%
Distribution and/or Service (12b-1) Fees            0.25%             1.00%
Other Expenses                                          %                 %
   TOTAL ANNUAL FUND OPERATING EXPENSES+                %                 %

*This sales charge varies depending upon how much you invest. See "Distribution of the Funds - Sales Charges.

**If you sell Investment A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "Distribution of the Funds - Sales Charges."
***Does not include any wire transfer fees, if applicable.
+The Fund's Adviser has agreed to contractually waive fees in order to keep total operating expenses for Investment A Shares from exceeding ____% and for Investment B Shares from exceeding ____%, for the period through ________.

EXAMPLE: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                            1 YEAR            3 YEARS

INVESTMENT A SHARES                         $___              $___
INVESTMENT B SHARES
If you do not sell your shares:             $___              $___
If you sell your shares at the
   end of the period:                       $___              $___

MORTGAGE SECURITIES FUND

FUND SUMMARY

INVESTMENT GOAL                     To seek to achieve current income.

INVESTMENT FOCUS                    Mortgage-related securities and REITs

PRINCIPAL INVESTMENT STRATEGY       Invests in mortgage-related securities and
                                    REITs

SHARE PRICE VOLATILITY              Moderate

INVESTOR PROFILE                    Investors willing to accept the risk of a
                                    moderate amount of fluctuation in the value of their investment for the benefit of a higher total return potential

INVESTMENT STRATEGY

The Huntington Mortgage Securities Fund seeks to achieve current income.

The Adviser invests substantially all of the assets of the Mortgage Securities Fund in MORTGAGE-RELATED securities. The Adviser especially focuses on securities which it expects to be less susceptible to prepayment of principal. The Adviser endeavors to maintain a dollar-weighted average portfolio life for the Fund of between three and ten years. The Fund may also invest up to 35% of its assets in REAL ESTATE INVESTMENT TRUSTS ("REITs"). The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

In making its investment decisions, the Adviser considers various economic factors, Federal Reserve policy, interest rate trends and spreads between different types of fixed income securities. In managing the portfolio, the Adviser monitors the Fund's cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics.

--------------------------------------------------------------------------------
MORTGAGE-RELATED SECURITIES are securities, including derivative mortgage securities such as collateralized mortgage obligations (CMOs), whose income is generated by payments of principal and interest on pools of mortgage loans.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REITS are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code (the "Code").
--------------------------------------------------------------------------------

For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and "Investment Practices."

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates.

CREDIT RISK: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The lower a bond's rating, the greater its credit risk.

PREPAYMENT/CALL RISK: If a significant number of the mortgages underlying a mortgage-backed bond are refinanced, the bond may be "prepaid." Call risk is the possibility that, during periods of declining interest rates, a bond issuer will "call"--or repay--higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates, thus reducing income. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

EXTENSION RISK: As interest rates rise, mortgage-related securities tend to mature later, thus effectively converting shorter-term securities into more volatile long-term securities. This will also affect the Adviser's ability to manage the average life of the Fund.

REAL ESTATE/REIT RISK: The Fund's investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Prepayment/Call Risk and Extension Risk are more pronounced with respect to derivative mortgage securities and can result in reduced liquidity. The principal derivative mortgage securities in which the Fund invests are collateralized mortgage obligations (CMOs).

The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

For more information about these risks, please see "Glossary of Investment
Risks."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTMENT A SHARES FROM YEAR TO YEAR. IF SALES CHARGES HAD BEEN REFLECTED, ITS RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

 1993     1994     1995    1996     1997    1998     1999     2000

12.61%   -24.72%  31.13%   6.25%    8.54%   6.09%    0.88%    ___%

Best Quarter                        Worst Quarter
 (6/30/95)                           (6/30/94)
  10.89%                              -13.65%

*THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/2000, TO THOSE OF THE LEHMAN BROTHERS MORTGAGE-BACKED SECURITIES INDEX.

--------------------------------------------------------------------------------
                                                                     SINCE CLASS
                                               1 YEAR     5 YEARS     INCEPTION
--------------------------------------------------------------------------------
MORTGAGE SECURITIES FUND

Investment A Shares (with a 4.75% sales
 charge)                                       _____%       ____%     ____%*
--------------------------------------------------------------------------------
LEHMAN BROTHERS MORTGAGE-BACKED SECURITIES1
                                               _____%       ____%     ____%+
--------------------------------------------------------------------------------

1 The unmanaged Lehman Brothers Mortgage-Backed Securities Index is generally representative of the mortgage-backed securities market as a whole.
*Since 6/2/92.
+Since _______.

FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

--------------------------------------------------------------------------------

SHAREHOLDER FEES
                                                   INVESTMENT A
                                                     SHARES
                                                  -------------

Maximum Sales Charge (Load) Imposed on Purchase
  (as a percentage of offering price)*                4.75%
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value)**                 0%
Redemption Fee
 (as a percentage of amount redeemed, if applicable)***  0%

--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
                                                    INVESTMENT A
                                                        SHARES
                                                    --------------
Investment Advisory Fees                              0.50%
Distribution and/or Service (12b-1) Fees              0.25%
Other Expenses                                            %
   TOTAL ANNUAL FUND OPERATING EXPENSES+                  %

*This sales charge varies depending upon how much you invest. See "Distribution of the Funds - Sales Charges."
**If you sell Investment A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "Distribution of the Funds - Sales Charges."
***Does not include any wire transfer fees, if applicable.
+The Fund's Adviser has agreed to contractually waive fees in order to keep total operating expenses for Investment A Shares from exceeding ____% for the period through __________.

EXAMPLE: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                         1 YEAR        3 YEARS        5 YEARS       10 YEARS

INVESTMENT A SHARES      $___          $___           $____         $____

OHIO TAX-FREE FUND

FUND SUMMARY

INVESTMENT GOAL                     To seek to provide current income exempt
                                    from federal income tax and Ohio personal income taxes.

INVESTMENT FOCUS                    Ohio municipal securities

PRINCIPAL INVESTMENT STRATEGY       Invests primarily in investment-grade Ohio
                                    municipal securities

SHARE PRICE VOLATILITY              Low to Moderate

INVESTOR PROFILE                    Ohio residents seeking income exempt from
                                    federal and state income taxes

INVESTMENT STRATEGY

The Huntington Ohio Tax-Free Fund seeks to provide current income exempt from federal income tax and Ohio personal income taxes.

The Adviser invests substantially all of the assets of the Ohio Tax-Free Fund (at least 80% of net assets) in OHIO TAX-EXEMPT SECURITIES. The securities selected by the Adviser are: (i) rated in one of the top four categories by a Nationally Recognized Statistical Rating Organization; or (ii) not rated, but deemed by the Adviser to be of comparable quality. In addition, these securities will have remaining maturities of no more than 15 years and the Fund's anticipated dollar-weighted average maturity will be between four and ten years. The Adviser also establishes a desired yield level for new issues relative to U.S. Treasury securities.

In managing the portfolio, the Adviser attempts to diversify the Fund's holdings within Ohio as much as possible. In selecting securities, the Adviser monitors economic activity and interest rate trends, reviews financial information relating to each issuer and looks for attractively priced issues. To determine the tax implications of each portfolio transaction, the Adviser evaluates seasonal cash flows from coupon payments, maturities, settlements and tax payments.

For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax or Ohio personal income taxes.

-------------------------------------------------------------------------------
OHIO TAX-EXEMPT SECURITIES are debt obligations which (i) are issued by or on behalf of the state of Ohio or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and Ohio personal income taxes.
-------------------------------------------------------------------------------

For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and "Investment Practices."

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

STATE SPECIFIC RISK: By concentrating its investments in Ohio, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Ohio is largely concentrated in agriculture, motor vehicles and equipment, steel, rubber products and household appliances, and therefore tends to be more cyclical than some other states and the nation as a whole.

DIVERSIFICATION RISK: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, therefore

For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and "Investment Practices."

Fund performance can be significantly affected by the performance of one or a small number of issuers.

INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates.

CREDIT RISK: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The lower a bond's rating, the greater its credit risk.

PREPAYMENT/CALL RISK: If a significant number of the mortgages underlying a mortgage-backed bond are refinanced, the bond may be "prepaid." Call risk is the possibility that, during periods of declining interest rates, a bond issuer will "call"--or repay--higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates, thus reducing income. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

For more information about these risks, please see "Glossary of Investment
Risks."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTMENT A SHARES FROM YEAR TO YEAR. IF SALES CHARGES HAD BEEN REFLECTED, ITS RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

1992     1993     1994     1995     1996    1997     1998     1999     2000

5.76%    7.78%    -2.83%   11.10%   3.20%   5.88%    4.90%    -1.17%   ____%

Best Quarter                        Worst Quarter
 (3/31/95)                           (3/31/94)
   4.21%                               -2.72%

*THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/2000, TO THOSE OF THE LEHMAN BROTHERS 5-YEAR GENERAL OBLIGATIONS INDEX.

--------------------------------------------------------------------------------
                                                                     SINCE CLASS
                                              1 YEAR       5 YEARS    INCEPTION
--------------------------------------------------------------------------------
OHIO TAX-FREE FUND

Investment A Shares (with a 4.75%
  sales charge)                               _____%       ____%       ____%*
--------------------------------------------------------------------------------
LEHMAN BROTHERS 5-YEAR GENERAL OBLIGATIONS
  INDEX1                                      _____%       ____%       ___-%+
--------------------------------------------------------------------------------

1 The unmanaged Lehman Brothers 5-Year General Obligations Index comprises intermediate-term, investment grade bonds with maturities between 4 and 6 years. *Since 5/1/91.
+Since _____.

FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

-------------------------------------------------------------------------------

SHAREHOLDER FEES
                                                    INVESTMENT A
                                                      SHARES
                                                   -------------

Maximum Sales Charge (Load) Imposed on Purchase
  (as a percentage of offering price)*                 4.75%
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value)**                  0%
Redemption Fee
 (as a percentage of amount redeemed, if applicable)***   0%

--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
                                                   INVESTMENT A
                                                     SHARES
                                                  -------------

Investment Advisory Fees                              0.50%
Distribution and/or Service (12b-1) Fees              0.25%
Other Expenses                                            %
   TOTAL ANNUAL FUND OPERATING EXPENSES+                  %

*This sales charge varies depending upon how much you invest. See "Distribution of the Funds - Sales Charges."
**If you sell Investment A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "Distribution of the Funds - Sales Charges."
***Does not include any wire transfer fees, if applicable.
+The Fund's Adviser has agreed to contractually waive fees in order to keep total operating expenses for Investment A Shares from exceeding ____% for the period through __________.

EXAMPLE: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                          1 YEAR         3 YEARS        5 YEARS       10 YEARS

INVESTMENT A SHARES       $___           $___           $____         $____

MICHIGAN TAX-FREE FUND

FUND SUMMARY

INVESTMENT GOAL                     To seek to provide investors with current
                                    income exempt from both federal and
                                    Michigan personal income taxes.


INVESTMENT FOCUS                    Michigan municipal securities

PRINCIPAL INVESTMENT STRATEGY       Invests primarily in investment-grade
                                    Michigan municipal securities

SHARE PRICE VOLATILITY              Low to Moderate

INVESTOR PROFILE                    Michigan residents seeking income exempt
                                    from federal and state income taxes.

INVESTMENT STRATEGY

The Huntington Michigan Tax-Free Fund seeks to provide investors with current income exempt from both federal and Michigan personal income taxes.

The Adviser invests substantially all of the assets of the Michigan Tax-Free Fund in MICHIGAN TAX-EXEMPT SECURITIES. At least 80% of the Fund's annual interest income will be exempt from federal income tax, including the alternative minimum tax. The securities selected by the Adviser for investment will have remaining maturities of no more than 15 years. The Adviser also establishes a desired yield level for new issues relative to U.S. Treasury securities.

In managing the portfolio, the Adviser attempts to diversify the Fund's holdings within Michigan as much as possible. In selecting securities, the Adviser monitors economic activity and interest rate trends, reviews financial information relating to each issuer and looks for attractively priced issues. To determine the tax implications of each portfolio transaction, the Adviser evaluates seasonal cash flows from coupon payments, maturities, settlements and tax payments.

For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax or Michigan personal income taxes.

--------------------------------------------------------------------------------
MICHIGAN TAX-EXEMPT SECURITIES are debt obligations which (i) are issued by or on behalf of the state of Michigan or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and Michigan personal income taxes.
--------------------------------------------------------------------------------

For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and "Investment Practices."

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

STATE SPECIFIC RISK: By concentrating its investments in Michigan, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Michigan is principally dependent upon three sectors: manufacturing (particularly durable goods, automotive products and office equipment), tourism and agriculture. It, therefore, tends to be more cyclical than some other states and the nation as a whole.

DIVERSIFICATION RISK: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.

INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates.

CREDIT RISK: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The lower a bond's rating, the greater its credit risk.

PREPAYMENT/CALL RISK: If a significant number of the mortgages underlying a mortgage-backed bond are refinanced, the bond may be "prepaid." Call risk is the possibility that, during periods of declining interest rates, a bond issuer will "call"--or repay--higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates, thus reducing income. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

For more information about these risks, please see "Glossary of Investment
Risks."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTMENT A SHARES FROM YEAR TO YEAR. IF SALES CHARGES HAD BEEN REFLECTED, ITS RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

1992     1993     1994     1995     1996    1997     1998     1999     2000

6.97%    9.52%    -1.70%   12.27%   3.66%   6.92%    4.91%    -0.77%   ___%

Best Quarter                        Worst Quarter
 (3/31/95)                           (3/31/94)
   4.69%                               -3.21%

*THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/2000, TO THOSE OF THE LEHMAN BROTHERS 5-YEAR MUNICIPAL BOND INDEX.

--------------------------------------------------------------------------------
                                                                     SINCE CLASS
                                              1 YEAR       5 YEARS    INCEPTION
--------------------------------------------------------------------------------
MICHIGAN TAX-FREE FUND1

Investment A Shares (with a 4.75% sales
 charge)                                         _____%       ____%      ____%*
--------------------------------------------------------------------------------
LEHMAN BROTHERS 5-YEAR MUNICIPAL BOND INDEX2
                                                 ----%        ----%      ----%+
--------------------------------------------------------------------------------
1 Performance data includes the performance of the FMB Michigan Tax-Free Bond Fund for the period prior to its consolidation with the Huntington Michigan Tax-Free Fund on 4/13/98.
2 The unmanaged Lehman Brothers 5-Year Municipal Bond Index is comprised of intermediate-term, investment grade tax-exempt bonds with maturities between 4 and 6 years.
*Since 12/2/91.
+Since _____.

FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

--------------------------------------------------------------------------------

SHAREHOLDER FEES
                                                   INVESTMENT A
                                                     SHARES
                                                  -------------

Maximum Sales Charge (Load) Imposed on Purchase
  (as a percentage of offering price)*                4.75%
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value)**                 0%
Redemption Fee
 (as a percentage of amount redeemed, if applicable)***  0%

--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
                                                    INVESTMENT A
                                                     SHARES
                                                  -------------

Investment Advisory Fees                              0.50%
Distribution and/or Service (12b-1) Fees              0.25%
Other Expenses                                            %
   TOTAL ANNUAL FUND OPERATING EXPENSES+                  %

*This sales charge varies depending upon how much you invest. See "Distribution of the Funds - Sales Charges."
**If you sell Investment A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "Distribution of the Funds - Sales Charges."
***Does not include any wire transfer fees, if applicable.
+The Fund's Adviser has agreed to contractually waive fees in order to keep total operating expenses for Investment A Shares from exceeding ____% for the period through __________.

EXAMPLE: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                            1 YEAR         3 YEARS        5 YEARS      10 YEARS

INVESTMENT A SHARES         $___           $___           $____          $____

FIXED INCOME SECURITIES FUND

FUND SUMMARY

INVESTMENT GOAL                     To seek to achieve high current income
                                    through investment in fixed income
                                    securities where the average maturity of the Fund will not exceed 10 years.

INVESTMENT FOCUS                    U.S. Government obligations, corporate debt
                                    securities, mortgage backed
                                    securities

PRINCIPAL INVESTMENT STRATEGY       Focuses on investment-grade fixed income
                                    securities that produce a high level
                                    of income

SHARE PRICE VOLATILITY              Moderate

INVESTOR PROFILE                    Investors willing to accept the risk of a
                                    moderate amount of fluctuation in the value of their investment for the benefit of a higher total return potential

INVESTMENT STRATEGY

The Huntington Fixed Income Securities Fund seeks to achieve high current income through investment in fixed income securities where the average maturity of the Fund will not exceed 10 years.

The Adviser principally invests in a combination of corporate debt, such as bonds, notes and debentures, and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The selection of corporate debt obligations is limited to those: (i) rated in one of the top four categories by a Nationally Recognized Statistical Rating Organization or (ii) not rated, but deemed by the Adviser to be of comparable quality. Within these parameters, the Adviser focuses on securities which offer the highest level of income. For all types of investments, the Adviser considers various economic factors, Federal Reserve policy, interest rate trends, spreads between different types of fixed income securities and the credit quality of existing holdings.

In managing the portfolio, the Adviser monitors the Fund's cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics. The Adviser also follows closely new issue and secondary activity in the corporate debt market.

For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and "Investment Practices."

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates.

CREDIT RISK: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The lower a bond's rating, the greater its credit risk.

PREPAYMENT/CALL RISK: If a significant number of the mortgages underlying a mortgage-backed bond are refinanced, the bond may be "prepaid." Call risk is the possibility that, during periods of declining interest rates, a bond issuer will "call"--or repay--higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates, thus reducing income. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

For more information about these risks, please see "Glossary of Investment
Risks."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTMENT A SHARES FROM YEAR TO YEAR. IF SALES CHARGES HAD BEEN REFLECTED, ITS RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

1992     1993     1994     1995     1996    1997     1998     1999     2000

6.25%    10.07%   -4.88%   17.63%   2.32%   8.54%    8.93%    -4.07%   ___%

Best Quarter                        Worst Quarter
 (6/30/95)                           (3/31/94)
   6.17%                                  -3.58%

*THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/2000, TO THOSE OF THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX.

--------------------------------------------------------------------------------
                                                                     SINCE CLASS
                                              1 YEAR       5 YEARS    INCEPTION
--------------------------------------------------------------------------------
FIXED INCOME SECURITIES FUND

Investment A Shares (with a 4.75%
  sales charge)                              _____%         ____%       ____%*
--------------------------------------------------------------------------------
Investment B Shares (with applicable
Contingent Deferred Sales Charge)
                                             ____%***       ____%***    ____%**
--------------------------------------------------------------------------------
LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND
  INDEX1                                     -----%         ----%       ----%+
-------------------------------------------------------------- ----------------

1 The unmanaged Lehman Brothers Government/Corporate Bond Index is comprised of government and investment-grade corporate debt securities of intermediate- and long-term maturities.
*Since 5/1/91.
**Since 5/1/00.
***Prior to 5/1/00 (the inception date for Investment B Shares), performance for Investment B Shares is based on the performance of Investment A Shares (and Trust Shares), adjusted for the Investment B Shares 12b-1 fees.
+Since _______.

FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES
                                                 INVESTMENT A      INVESTMENT B
                                                   SHARES             SHARES
                                                -------------      ------------


Maximum Sales Charge (Load) Imposed on Purchase
  (as a percentage of offering price)*               4.75%               0%
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value)**                0%            6.00%
Redemption Fee
 (as a percentage of amount redeemed, if applicable)*** 0%               0%

--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
                                                 INVESTMENT A      INVESTMENT B
                                                   SHARES             SHARES
                                                -------------      ------------
Investment Advisory Fees                            0.50%             0.50%
Distribution and/or Service (12b-1) Fees            0.25%             1.00%
Other Expenses                                          %                 %
   TOTAL ANNUAL FUND OPERATING EXPENSES+                %                 %

*This sales charge varies depending upon how much you invest. See "Distribution of the Funds - Sales Charges."
**If you sell Investment A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "Distribution of the Funds - Sales Charges."
***Does not include any wire transfer fees, if applicable.
+The Fund's Adviser has agreed to contractually waive fees in order to keep total operating expenses for Investment A Shares from exceeding ____% and for Investment B Shares from exceeding ___%, for the period through ________.

EXAMPLE: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                     1 YEAR      3 YEARS     5 YEARS   10 YEARS

INVESTMENT A SHARES                  $___        $___         $____       $____
INVESTMENT B SHARES
If you do not sell your shares:      $___        $___         $____       $____
If you sell your shares at the
  end of the period:                 $___        $___         $____       $____

INTERMEDIATE GOVERNMENT INCOME FUND

FUND SUMMARY

INVESTMENT GOAL                     To seek to provide investors with a high
                                    level of current income.

INVESTMENT FOCUS                    U.S. government obligations, mortgage
                                    backed securities

PRINCIPAL INVESTMENT STRATEGY       Focuses on U.S. Government obligations and
                                    mortgage-related securities with
                                    maturities between three and ten years
                                    that produce a high level of income

SHARE PRICE VOLATILITY              Low to Moderate

INVESTOR PROFILE                    Investors willing to accept the risk of a
                                    low to moderate amount of fluctuation in the value of their investment for the benefit of a higher total return

INVESTMENT STRATEGY

The Huntington Intermediate Government Income Fund seeks to provide investors with a high level of current income.

The Adviser invests primarily in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and MORTGAGE-RELATED SECURITIES with dollar-weighted average maturities of not less than three nor more than ten years. Within this range, the Adviser focuses on securities which offer the highest level of income. In general, in order to reduce volatility during periods of interest rate fluctuation, the Adviser invests in securities with a wide range of intermediate maturities. For all types of investments, the Adviser considers various economic factors, Federal Reserve policy, interest rate trends and spreads between different types of fixed income securities.

In managing the portfolio, the Adviser monitors the Fund's cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics.

-------------------------------------------------------------------------------
MORTGAGE-RELATED SECURITIES are securities, including derivative mortgage securities such as collateralized mortgage obligations (CMOs), whose income is generated by payments of principal and interest on pools of mortgage loans.
-------------------------------------------------------------------------------

For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and "Investment Practices."

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates.

PREPAYMENT/CALL RISK: If a significant number of the mortgages underlying a mortgage-backed bond are refinanced, the bond may be "prepaid." Call risk is the possibility that, during periods of declining interest rates, a bond issuer will "call"--or repay--higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates, thus reducing income. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

REINVESTMENT RISK: As prepayment increases as a result of lower interest rates, the proceeds from maturing mortgage-related securities will be reinvested at lower interest rates, thus reducing income.

EXTENSION RISK: As interest rates rise, mortgage-related securities tend to mature later, thus effectively converting shorter-term securities into more volatile long-term securities. This will also affect the Adviser's ability to manage the average life of the Fund.

The above risks are more pronounced with respect to derivative mortgage securities and can result in reduced liquidity. The principal derivative mortgage securities in which the Intermediate Government Income Fund invests are collateralized mortgage obligations (CMOs).

The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

For more information about these risks, please see "Glossary of Investment
Risks."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTMENT A SHARES FROM YEAR TO YEAR. IF SALES CHARGES HAD BEEN REFLECTED, ITS RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

1992     1993     1994     1995     1996    1997     1998     1999     2000

6.40%    8.71%    -2.30%   12.94%   3.64%   7.25%    7.72%    -1.33%   ___%

Best Quarter                        Worst Quarter
 (9/30/98)                           (3/31/94)
   4.46%                              -1.77%

*THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/2000, TO THOSE OF THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX.

--------------------------------------------------------------------------------
                                                                     SINCE CLASS
                                                 1 YEAR     5 YEARS    INCEPTION
--------------------------------------------------------------------------------
INTERMEDIATE GOVERNMENT INCOME FUND1

Investment A Shares (with a 4.75% sales charge)   _____%      ____%     ____%*
--------------------------------------------------------------------------------
LEHMAN BROTHERS INTERMEDIATE
GOVERNMENT/CORPORATE BOND INDEX2                   ____%       ___%     ____%+
--------------------------------------------------------------------------------

1 Performance data includes the performance of the FMB Intermediate Government Income Fund for the period prior to its consolidation with the Huntington Intermediate Government Income Fund on 4/13/98.
2 The unmanaged Lehman Brothers Intermediate Government/Corporate Bond Index is comprised of government and investment-grade corporate debt securities of intermediate- and long-term maturities.

*Since 12/2/91.
+Since _______.

FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

--------------------------------------------------------------------------------

SHAREHOLDER FEES
                                                   INVESTMENT A
                                                     SHARES
                                                  -------------

Maximum Sales Charge (Load) Imposed on Purchase
  (as a percentage of offering price)*                 4.75%
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value)**                  0%
Redemption Fee
 (as a percentage of amount redeemed, if applicable)***   0%

--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
SHAREHOLDER FEES
                                                   INVESTMENT A
                                                     SHARES
                                                  -------------

Investment Advisory Fees                              0.50%
Distribution and/or Service (12b-1) Fees              0.25%
Other Expenses                                            %
   TOTAL ANNUAL FUND OPERATING EXPENSES+                  %

*This sales charge varies depending upon how much you invest. See "Distribution of the Funds - Sales Charges."
**If you sell Investment A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "Distribution of the Funds - Sales Charges."
***Does not include any wire transfer fees, if applicable.
+The Fund's Adviser has agreed to contractually waive fees in order to keep total operating expenses for Investment A Shares from exceeding ____% for the period through __________.

EXAMPLE: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                        1 YEAR       3 YEARS       5 YEARS       10 YEARS

INVESTMENT A SHARES     $___         $___          $____         $____

SHAREOWNER GUIDE - HOW TO INVEST IN THE HUNTINGTON FUNDS

Before you invest, we encourage you to carefully read the Fund profiles included in this prospectus and consider which Funds are appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund share classes we offer is right for you.

CHOOSING A SHARES CLASS

The Huntington Funds offers different classes of Fund Shares, each of which has different expenses and other characteristics. Two classes of Fund Shares -- Investment A and Investment B --are offered in this prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main differences between Investment A and Investment B Shares:

INVESTMENT A

[BULLET] Front-end sales charges, as described below under "Sales Charges".

[BULLET] Distribution (12b-1) fees of 0.25%.

INVESTMENT B

[BULLET] No front-end sales charge.

[BULLET] Distribution (12b-1) fees of 1.00%.

[BULLET] A contingent deferred sales charge, as described below.

[BULLET] Automatic conversion to Investment A Shares after eight years, thus reducing future annual expenses.

FOR THE ACTUAL PAST EXPENSES OF EACH SHARE CLASS, SEE THE INDIVIDUAL FUND PROFILES EARLIER IN THIS PROSPECTUS.

BECAUSE 12B-1 FEES ARE PAID ON AN ONGOING BASIS, INVESTMENT B SHAREHOLDERS COULD END UP PAYING MORE EXPENSES OVER THE LONG TERM THAN IF THEY HAD PAID A SALES CHARGE ON THEIR INITIAL INVESTMENT.

THE FUNDS ALSO OFFER TRUST SHARES WHICH HAS ITS OWN EXPENSE STRUCTURE. TRUST SHARES ARE AVAILABLE ONLY TO FIDUCIARY, ADVISORY, AGENCY AND OTHER SIMILAR CLIENTS OF THE HUNTINGTON NATIONAL BANK, ITS AFFILIATES OR CORRESPONDENT BANKS.

FOR PURCHASES OF $1 MILLION OR GREATER, THE SALES CHARGE FOR INVESTMENT A SHARES IS WAIVED. AS A RESULT, IF YOU ARE MAKING AN INITIAL INVESTMENT OF $1 MILLION OR MORE, THE LOWER OPERATING EXPENSES OF INVESTMENT A SHARES MAY MAKE THEM A BETTER CHOICE FOR YOU THAN INVESTMENT B SHARES.

DISTRIBUTION OF THE FUNDS

SEI Investments Distribution Co., whose address is One Freedom Valley Road, Oaks, Pennsylvania 19456, serves as the Distributor of the Funds offered by this Prospectus.

In connection with the sale of Investment A Shares, the Distributor collects the applicable sales charge and, if the sale is made through a registered broker-dealer, generally pays the selling broker-dealer up to 90% of that amount. The Distributor retains any portion not paid to a broker-dealer. The Distributor also collects any applicable contingent deferred sales charges in connection with the redemption of Investment B Shares and retains the amounts collected. The Distributor may use these funds to pay banks for providing sales and/or administrative services on behalf of its customers who purchase Investment A Shares or Investment B Shares.

DISTRIBUTION PLAN (12B-1 FEES)

Consistent with Rule 12b-1 under the Investment Company Act of 1940, the Trust has adopted a Distribution Plan which permits the Trust to pay brokers, dealers and other financial institutions distribution and/or administrative services fees (12b-1 fees) in connection with the sale and distribution of Investment A Shares and Investment B Shares and the provision of shareholder services to such classes of shareholders. Because these fees are paid out of a Fund's assets on an on-going basis, over time they will increase the cost of your investment and may cost you more than other types of sales charges.

For each of the Funds offered by this Prospectus, the maximum 12b-1 fee is 0.25% of the applicable Funds Investment A Shares average daily net assets and 1.00% of the applicable Fund's Investment B Shares average daily net assets. For Investment A Shares, fees are accrued daily, payable quarterly and calculated on an annual basis. For Investment B Shares, fees are accrued daily, payable monthly and calculated on an annual basis.

SALES CHARGES

Purchases of Investment A Shares of any of the Funds are subject to front-end sales charges.

            INVESTMENT A SHARES SALES CHARGES AND QUANTITY DISCOUNTS

EQUITY FUNDS (EXCEPT ROTATING INDEX FUND)

                             Sales Charge as a Percentage   Sales Charge as a
                                       of                     Percentage of
  AMOUNT OF TRANSACTION       OF PUBLIC OFFERING PRICE     NET AMOUNT INVESTED
  ---------------------   -----------------------------    --------------------
    Under $100,000                     5.75%                     6.12%
    $100,000-$249,999                  4.75%                     5.00%
    $250,000-$499,999                  4.00%                     4.16%
    $500,000-$749,999                  2.95%                     3.04%
    $750,000-$1,000,000                2.20%                     2.24%
    Over $1,000,000                    0.00%*                    0.00%*


       ROTATING INDEX FUND

                             Sales Charge as a Percentage   Sales Charge as a
                                       of                     Percentage of
  AMOUNT OF TRANSACTION       OF PUBLIC OFFERING PRICE     NET AMOUNT INVESTED
  ---------------------   -----------------------------    --------------------
       Under $100,000                  1.50%                     _____%
       Over $100,000                   0.00%*                     0.00%*


       INCOME FUNDS

                             Sales Charge as a Percentage   Sales Charge as a
                                       of                     Percentage of
  AMOUNT OF TRANSACTION       OF PUBLIC OFFERING PRICE     NET AMOUNT INVESTED
  ---------------------   -----------------------------    --------------------
       Under $100,000                  4.75%                      5.00%
       $100,000-$249,999               3.75%                      3.88%
       $250,000-$499,999               2.75%                      2.84%
       $500,000-$1,000,000             2.25%                      2.32%
       Over $1,000,000                 0.00%*                     0.00%*



       MONEY MARKET FUNDS
       No Sales Charges Apply

       *Sales of these shares within one year of the date of purchase will be subject to a redemption fee of 1.00%.

Quantity discounts and other reductions may also apply in certain special situations described below. If you think you qualify, please call The Huntington Funds at (800) 253-0412. The Distributor will reduce or eliminate the sales charge, as applicable, once it confirms your qualification.


NO SALES CHARGE

Quantity discounts and other reductions may also apply in certain special situations described below. If you think you qualify, please call The Huntington
Funds at (800) 253-0412. The Distributor will reduce or eliminate the sales charge, as applicable, once it confirms your qualification.

NO SALES CHARGES WILL APPLY TO PURCHASES OF INVESTMENT A SHARES MADE:

[BULLET] Through the automatic reinvestment of dividends and capital gains distributions

[BULLET] By current Trustees and officers of the Trust, their spouses and immediate family members
[BULLET] By current officers, directors and employees of Huntington Bancshares
         Incorporated (HBI) or its subsidiaries, their spouses and immediate family members
[BULLET] By retired officers and employees of HBI or its subsidiaries and their spouses
[BULLET] By participants in certain financial services programs offered by HBI subsidiaries
[BULLET] By members of certain affinity groups which have entered into arrangements with the Adviser or the Distributor
[BULLET] By investors who have sold shares of an Equity or Income Fund within the last 30 days (not available more than once)

REDUCED SALES CHARGES ON INVESTMENT A SHARES (BASED ON THE QUANTITY DISCOUNTS
NOTED ABOVE) WILL APPLY TO PURCHASES MADE:

[BULLET] By investors whose multiple investments over time in the same Fund total an amount subject to a quantity discount
[BULLET] By investors whose investment in a Fund, plus investments by their spouse and children under 21 made at the same time, total an amount subject to a quantity discount
[BULLET] By investors who sign a letter of intent to invest at least $100,000 total in the Equity or Income Funds within a 13-month period
[BULLET] By investors whose investments in multiple Funds at the same time total an amount subject to a quantity discount
[BULLET] By trustees or fiduciaries whose investments on behalf of a single trust estate or fiduciary account total an amount subject to a quantity discount

More information about these reductions is provided in the Statement of Additional Information.

CONTINGENT DEFERRED SALES CHARGES

Purchases of Investment B Shares are not subject to any front-end sales charges; however, we will assess a contingent deferred sales charge (CDSC) when you redeem Investment B Shares, based on the amount of time you have held those shares as follows:

                                                                 CDSC
         Year of Redemption                  All Funds
      (BASED ON PURCHASE DATE)      (EXCEPT ROTATING INDEX FUND)        ROTATING INDEX FUND
      ------------------------      ----------------------------        -------------------
               Year 1                          6.00%                            1.50%
               Year 2                          5.00%                            1.50%
               Year 3                          4.00%                            1.50%
               Year 4                          3.00%                            1.50%
               Year 5                          2.00%                            1.50%
               Year 6                          1.00%                            1.00%
           Year 7 or later                     0.00%                            1.00%

For each redemption, we will first redeem shares which are not subject to CDSCs, if any, and then shares which you have held for the longest period of time. The applicable CDSC will then be charged on the lesser of current market value and the original cost of the Investment B Shares being redeemed.

NO CDSC WILL APPLY TO REDEMPTIONS OF SHARES:

[BULLET] Acquired through dividend or capital gains reinvestments
[BULLET] Redeemed in order to meet Internal Revenue Code minimum required distributions from Individual Retirement Accounts
         (IRAs)
         Redeemed following the death of the shareholder in whose name such shares are held

PURCHASING SHARES

You may purchase Investment A Shares or Investment B Shares of the Funds offered by this Prospectus on any business day when both the Federal Reserve Bank and the New York Stock Exchange are open. In connection with the sale of a Fund's Investment A Shares or Investment B Shares, the Distributor may from time to time offer certain items of nominal value to any shareholder.

WHAT SHARES COST

The offering price of an Investment A Share is its net asset value (determined after the order is considered received), plus any applicable sales charge. The offering price of an Investment B Share is simply its net asset value (determined after the order is considered received).

The Trust calculates the net asset value per share for each Fund offered by this Prospectus as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

The Trust attempts to stabilize the net asset value per share for each of the Money Market Funds at $1.00 per share by valuing its portfolio securities using the amortized cost method. The Trust calculates net asset value for each of the other Funds offered by this Prospectus by valuing securities held based on market value. These valuation methods are more fully described in the Trust's Statement of Additional Information.

In order to purchase Investment A Shares or Investment B Shares on a particular day, the Trust must receive payment before 4:00 p.m. (Eastern Time) that day. You will begin earning dividends on the day of your investment in the Money Market Fund or the U.S. Treasury Money Market Fund if the Trust receives payment before 1:00 p.m. (Eastern Time). The applicable cut-off time for the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund is 10:30 a.m. (Eastern Time). Orders placed through an intermediary, such as your Huntington Personal Banker or the Huntington Investment Company, must be received and transmitted to the Trust before the applicable cut-off time in order for shares to be purchased that day. It is the intermediary's responsibility to transmit orders promptly, however, you should allow sufficient time for orderly processing and transmission.

The Trust reserves the right to suspend the sale of shares of any of the Funds temporarily and the right to refuse any order to purchase shares of any of the Funds.

If the Trust receives insufficient payment for a purchase, it will cancel the purchase and may charge you a fee. In addition, you will be liable for any losses incurred by the Trust in connection with the transaction.

INVESTMENT B SHARES CONVERSION FEATURE

Once you hold Investment B Shares for eight years, they will automatically convert tax-free into Investment A Shares of the same Fund. After the conversion, you will have the same dollar value investment, although you may have more or less shares due to differences in the net asset values of Investment A Shares and Investment B Shares.

Investment A Shares carry lower distribution (12b-1) fees than Investment B Shares. Although Investment A Shares also carry a front-end sales charge, you will not incur any sales charges upon conversion.

HOW TO BUY INVESTMENT A SHARES OR INVESTMENT B SHARES

1.  MINIMUM INVESTMENT REQUIREMENTS:
[BULLET] $1,000 for initial investments outside the Systematic Investment
         Program
[BULLET] $50 for initial investments through the Systematic Investment Program [BULLET] $50 for subsequent investments

2. CALL
[BULLET] The Huntington Funds at (800) 253-0412
[BULLET] The Huntington Investment Company at (800) 322-4600
[BULLET] Your Huntington Personal Banker

3. MAKE PAYMENT
[BULLET] By check payable to the applicable Huntington Fund and share class
        (e.g. Huntington Dividend Capture Fund - Investment B Shares) to:

                                    The Huntington Funds
                                    P.O. Box 8526
                                    Boston, MA  02266

   (The Trust will treat your order as having been received once payment is converted to federal funds by the Trust's transfer agent)

                                    OR

[BULLET] Through the Systematic Investment Program

   (Once you become a participant in the Program, your investments will be made automatically at your requested intervals)

   Other methods of acceptable payment are discussed in the Statement of Additional Information.

SYSTEMATIC INVESTMENT PROGRAM

You may invest on a regular basis in Investment A Shares or Investment B Shares of one or more Funds offered by this Prospectus through the Systematic Investment Program. To participate, you must open an account with the Trust by calling (800) 253-0412 and invest at least $50 at periodic intervals.

Once you have signed up for the Program, the Trust will automatically withdraw money from your bank account and invest it, subject to any applicable sales charges, in Investment A Shares or Investment B Shares of the Fund or Funds you specify. Purchases of Investment A Shares through the Program will be assessed the applicable sales charge. Your participation in the Program may be canceled if you do not maintain sufficient funds in your bank account to pay for your investment.

EXCHANGING SHARES

On any business day when both the Federal Reserve Bank and the New York Stock Exchange are open, you may exchange shares of any Huntington Fund for the same class of shares of any other Huntington Fund offering such shares.

In order to exchange shares of a Fund on a particular day, the Trust must receive your request before 4:00 p.m. (Eastern Time) that day. The information in this Prospectus refers only to the Funds offered herein. Please refer to the Prospectus that corresponds to the Fund you are exchanging.

The Trust may terminate or modify the exchange privilege at any time. In the case of termination or material changes other than the elimination of applicable sales charges, you will be given 60 days' prior notice.

An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, you may realize a short or long-term capital gain or loss. In addition, if you exchange shares of a Fund that imposes a sales charge into another Fund that imposes such a charge, there may be special tax consequences.

The Statement of Additional Information contains more information about exchanges.

EXCHANGING INVESTMENT A SHARES

For Investment A Shares, the Trust makes exchanges at net asset value (determined after the order is considered received), plus any applicable sales charges.

----------------------------------------------------
EXCHANGE            EXCHANGE         SALES CHARGE
OUT OF               INTO
----------------------------------------------------

Any Money           Any Money
Market Fund         Market Fund        NO


Any Money           Any Equity or      YES - See
Market Fund         Income Fund       "Sales Charges"


Any Income or       Any Money
Equity Fund         Market, Equity     NO
                    or Income Fund
-----------------------------------------------------

EXCHANGING INVESTMENT B SHARES

For Investment B Shares, the Trust makes exchanges at net asset value (determined after the order is considered received) without any contingent deferred sales charge.

Once you make an exchange, the Trust carries over the holding period of your exchanged Investment B Shares to your new Investment B Shares for purposes of calculating any CDSC upon redemption.

HOW TO EXCHANGE SHARES

1. SATISFY THE MINIMUM ACCOUNT BALANCE REQUIREMENTS
[BULLET] You must maintain the required minimum account balance in the Fund out of which you are exchanging shares.

2. CALL (You must have completed the appropriate section on your account application)
[BULLET] The Huntington Funds at (800) 253-0412
[BULLET] The Huntington Investment Company at (800) 322-4600
[BULLET] Your Huntington Personal Banker

                                    OR
   WRITE
[BULLET] The Huntington Funds
         P.O. Box 8526
         Boston, MA  02266

3. PROVIDE THE REQUIRED INFORMATION
[BULLET] Name of the Fund from which you wish to make the exchange (exchange
         OUT OF)
[BULLET] Specify the Investment A Shares or Investment B Shares class [BULLET] Your account number
[BULLET] The name and address on your account
[BULLET] The dollar amount or number of shares to be exchanged
[BULLET] Name of the Fund into which you wish to make the exchange (exchange
         INTO) - (Make sure this Fund offers the applicable class of shares) [BULLET] Your signature (for written requests)

(For corporations, executors, administrators, trustees and guardians, and in certain other special circumstances, telephone exchanges will not be available and you will need a signature guarantee in order to make an exchange)

REDEEMING SHARES

You may redeem Investment A Shares or Investment B Shares of the Funds offered by this Prospectus on any business day when both the Federal Reserve Bank and the New York Stock Exchange are open.

The price at which the Trust will redeem an Investment A Share will be its net asset value (determined after the order is considered received). The price at which the Trust will redeem an Investment B Share will be its net asset value (determined after the order is considered received), less any applicable contingent deferred sales charge (CDSC). All Funds offering Investment B Shares, including the Money Market Fund, are subject to CDSCs.

The Trust calculates the net asset value per share for each Fund offered by this Prospectus as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

In order to redeem Investment A or Investment B Shares on a particular day, the Trust must receive your request before 4:00 p.m. (Eastern Time) for each of the Funds offered through this prospectus.

In order to redeem Investment Shares of the Money Market Fund or the U.S. Treasury Money Market Fund on a particular day, the Trust must receive your request before 1:00 p.m. (Eastern Time) that day. The applicable cut-off time is 10:30 a.m. (Eastern Time) for the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund and 4:00 p.m. (Eastern Time) for each of the Equity and Income Funds.

For shareholders who request redemptions prior to the applicable cut-off time for the Fund being redeemed, usually the proceeds will be wired or a check will be mailed on the same day for Investment A Shares and on the following business day for Investment B Shares; for redemption requests received after the applicable cut-off time, usually proceeds will be wired or a check will be mailed the following business day after net asset value is next determined for Investment A Shares and the second business day after net asset value is next determined for Investment B Shares. Redemption requests made through The Huntington Investment Company or a Huntington Personal Banker will be promptly submitted to the Trust. Proceeds are wired to an account designated in writing by the shareholder at any domestic commercial bank which is a member of the Federal Reserve System. Proceeds to be paid by check are sent to the shareholder's address of record.

To the extent permitted by federal securities laws, the Trust reserves the right to suspend the redemption of shares of any of the Funds temporarily under extraordinary market conditions such as market closures or suspension of trading by the Securities and Exchange Commission. The Trust also reserves the right to postpone payment for more than seven days where payment for shares to be redeemed has not yet cleared.

The Trust may terminate or modify the methods of redemption at any time. In such case, you will be promptly notified.

REDEMPTION OF ACCOUNTS WITH BALANCES UNDER $1,000

Due to the high cost of maintaining accounts with low balances, if your account balance in any one Fund falls below $1,000, the Trust may choose to redeem those shares, subject to any applicable CDSCs, and close that account without your consent. The Trust will not close any account which is held through a retirement plan or any account whose value falls below $1,000 as a result of changes in a Fund's net asset value. If the Trust plans to close your account, it will notify you and provide you with 30 days to add to your account balance.

HOW TO REDEEM INVESTMENT A SHARES OR INVESTMENT B SHARES

1. CALL (You must have completed the appropriate section on your account application)
[BULLET] The Huntington Funds at (800) 253-0412;
[BULLET] The Huntington Investment Company at (800) 322-4600; or
[BULLET] your Huntington Personal Banker.

                                    OR
   WRITE
[BULLET] The Huntington Funds
         P.O. Box 8526
         Boston, MA  02266

2. PROVIDE THE REQUIRED INFORMATION
[BULLET] The name of the Fund from which you wish to redeem shares [BULLET] Specify the Investment A Shares or Investment B Shares class [BULLET] Your account number
[BULLET] The name and address on your account
[BULLET] Your bank's wire transfer information (for wire transfers) [BULLET] The dollar amount or number of shares you wish to redeem [BULLET] Your signature (for written requests)

   (If you request a redemption of over $50,000, request any redemption to be sent to an address other than the address on record with the Trust or request any redemption to be paid to a person or persons other than the shareholder(s) of record, you will need a signature guarantee in order to redeem)

SYSTEMATIC WITHDRAWAL PROGRAM

You may choose to receive periodic payments from redemptions of Investment A Shares or Investment B Shares, subject to any applicable CDSCs, of one or more Funds you hold through the Systematic Withdrawal Program. To participate, you must have an account balance with the Trust of at least $10,000. Once you have signed up for the Program by calling the Trust, The Huntington Investment Company or your Personal Banker, the Trust will automatically redeem shares from your account and electronically send the proceeds to the bank account you specify.

MANAGEMENT OF THE TRUST

The Trustees of the Trust are responsible for generally overseeing the conduct of each Fund's business. Huntington, whose address is Huntington Center, 41 South High Street, Columbus, Ohio 43287, serves as investment adviser to the Funds pursuant to investment advisory agreements with the Trust.

INVESTMENT ADVISER

Subject to the supervision of the Trustees, Huntington provides a continuous investment program for the Funds, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Funds.

Huntington is an indirect, wholly-owned subsidiary of Huntington Bancshares Incorporated (HBI), a registered bank holding company with executive offices located at Huntington Center, 41 South High Street, Columbus, Ohio 43287. With $___ billion in assets as of December 31, 2000, HBI is a major Midwest regional bank holding company. Huntington, a recognized investment advisory and fiduciary services subsidiary of HBI, provides investment advisory services for corporate, charitable, governmental, institutional, personal trust and other assets. Huntington is responsible for $___ billion of assets, and has investment discretion over approximately $___ billion of that amount.

Huntington has served as a mutual fund investment adviser since 1987 and has over 75 years of experience providing investment advisory services to fiduciary accounts.

During the fiscal year ended December 31, 2000, the Trust paid Huntington management fees as a percentage of average net assets as follows:

---------------------------------------------------

Money Market Fund                           0.27%

Ohio Municipal Money Market Fund            0.25%

U.S. Treasury Money Market Fund             0.20%

Florida Tax-Free Money Fund                 0.20%

Growth Fund                                 0.60%

Income Equity Fund                          0.60%

Mortgage Securities Fund                    0.30%

Ohio Tax-Free Fund                          0.50%

Michigan Tax-Free Fund                      0.43%

Fixed Income Securities Fund                0.50%

Intermediate Government Income Fund         0.45%
---------------------------------------------------

Huntington is also responsible for providing administration, accounting and custodian services to the Trust. Huntington receives 0.11% of each Fund's average daily net assets for administrative services, 0.03% for accounting services, and 0.026% for custodian services.

PORTFOLIO MANAGERS

All investment decisions for the Huntington Funds are made by a team of investment professionals, all of whom take an active part in the decision making process.

DIVIDENDS AND DISTRIBUTIONS

The Money Market Funds declare dividends on investment income daily and pay them monthly. These Funds also make distributions of net capital gains, if any, at least annually.

Each of the other Funds offered by this Prospectus declares and pays dividends on investment income monthly. The Funds also make distributions of net capital gains, if any, at least annually.

DISTRIBUTION OPTIONS

All dividends and distributions payable to a holder of Investment A Shares or Investment B Shares will be automatically reinvested in additional shares of the same class of the income-producing Fund, unless the shareholder makes an alternative election. Shareholders of any of the Funds offered by this Prospectus may choose to receive all distributions in cash. Shareholders of any of the Funds offered by this Prospectus may choose to reinvest capital gains distributions, but receive all other distributions in cash.

TAX CONSEQUENCES

There are many important tax consequences associated with investment in the Funds offered by this Prospectus. Please read the summary below and consult your tax advisor regarding the specific federal, state and local tax consequences applicable to your investment.

FEDERAL INCOME TAXES

Each of the Funds offered by this Prospectus intends to distribute to shareholders dividends of its net investment income and distributions of capital gains. The income dividends distributed by the Ohio Municipal Money Market Fund, the Florida Tax-Free Money Fund, the Ohio Tax-Free Fund and the Michigan Tax-Free Fund are generally intended to be tax-exempt. For any portion of these Funds not invested in tax-exempt securities, and for all other Funds offered by this Prospectus, distributions of income, whether or not they are reinvested in Fund shares, may be subject to federal income tax. In addition, if you are subject to the alternative minimum tax, you will have to pay tax on any portion of income dividends attributable to investments in certain "private activity" bonds.

For all of the Funds offered by this Prospectus, capital gains distributions may be subject to federal taxation. The rate at which you may be taxed can vary depending on the length of time a Fund holds a security.

An exchange of a Fund's shares for shares of another Fund will be treated as a sale of the Fund's shares and, as with all sales, exchanges or redemptions of Fund shares, any gain on the transaction will be subject to federal income tax.

STATE INCOME TAXES

In addition to the exemption from federal income taxes, the income dividends distributed by the Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund are generally intended to be exempt from Ohio personal income taxes. Similarly, the income dividends distributed by the Michigan Tax-Free Fund are generally intended to be exempt from Michigan city and state personal income taxes and the Michigan single business tax. For any portion of these Funds not invested in tax-exempt securities, distributions of income dividends may be subject to state taxation.

With respect to the Florida Tax-Free Money Fund, the state of Florida does not currently impose an income tax on individuals, but does impose such a tax on corporations. Consequently, the income dividends distributed by the Florida Tax-Free Money Fund will not be subject to Florida taxation for individuals, but may be taxable to corporate shareholders (including limited liability company shareholders that are taxed as corporations for federal income tax purposes).

The Florida Tax-Free Money Fund is also intended to exempt its shareholders from Florida's intangible personal property tax. If on the last business day of any year, the Florida Tax-Free Money Fund consists solely of notes, bonds and other obligations issued by the State of Florida or its municipalities, counties and other taxing districts, or by the U.S. government, its agencies and certain U.S. territories and possessions (such as Guam, Puerto Rico and the Virgin Islands) the Fund's shares will be exempt from the Florida intangible tax payable in the following year.

In order to take advantage of the exemption from the intangible tax in any year, the Florida Tax-Free Money Fund must sell any non-exempt assets held in its portfolio during the year and reinvest the proceeds in exempt assets on or before the last business day of the calendar year. Transactions costs involved in restructuring a fund in this manner would likely reduce investment return and might exceed any increased investment return the Fund achieved by investing in non-exempt assets during the year.

FINANCIAL HIGHLIGHTS -- MONEY MARKET FUNDS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following financial highlights for the periods or years ended December 31, 1997, 1998, 1999 and 2000 were audited by ______________. The financial highlights for the period or year ended December 31, 1996 was audited by the Trust's former auditors. ___________ report is included in the Trust's 2000 Annual Report to Shareholders and WILL BE incorporated by reference into (considered a legal part of) the Statement of Additional Information.


                        NET ASSET                   DISTRIBUTIONS TO     NET ASSET
                          VALUE,         NET          SHAREHOLDERS         VALUE,
YEAR ENDED              BEGINNING     INVESTMENT        FROM NET           END OF        TOTAL
DECEMBER 31,            OF PERIOD       INCOME      INVESTMENT INCOME      PERIOD        RETURN        EXPENSES

INVESTMENT A SHARES*


MONEY MARKET

2000

1999                    $1.00            $0.05          $(0.05)            $1.00         4.67%            0.60%

1998                     1.00             0.05           (0.05)             1.00         5.03%            0.60%

1997                     1.00             0.05           (0.05)             1.00         5.07%            0.61%

1996                     1.00             0.05           (0.05)             1.00         4.90%            0.63%

OHIO MUNICIPAL MONEY MARKET

2000

1999                    $1.00            $0.03          $(0.03)            $1.00         2.69%            0.59%

1998                     1.00             0.03           (0.03)             1.00         2.97%            0.57%

1997                     1.00             0.03           (0.03)             1.00         3.17%            0.55%

1996                     1.00             0.03           (0.03)             1.00         3.04%            0.52%

U.S. TREASURY MONEY MARKET

2000

1999                    $1.00            $0.04          $(0.04)            $1.00         4.42%            0.49%

1998                     1.00             0.05           (0.05)             1.00         4.85%            0.50%

1997                     1.00             0.05           (0.05)             1.00         4.95%            0.52%

1996                     1.00             0.05           (0.05)             1.00         4.87%            0.52%

FLORIDA TAX-FREE MONEY

2000

1999                    $1.00            $0.03          $(0.03)            $1.00         2.74%            0.57%

*No information is provided for Investment B Shares, as that share class had not commenced operation as of December 31, 1999. (a)This voluntary expense decrease, as a result of waivers by the Adviser and/or Distributor, is reflected in both the expense and net investment income ratios shown above.

            NET              EXPENSE WAIVER/        NET ASSETS,
         INVESTMENT         REIMBURSEMENT(A)       END OF PERIOD
           INCOME                                  (000 OMITTED)


          4.57%                  0.15%            $336,085
          4.89%                  0.15%             272,374
          4.96%                  0.15%             140,385
          4.80%                     --              97,557


          2.64%                  0.20%            $121,623
          2.93%                  0.20%             133,295
          3.13%                  0.22%              82,897
          3.00%                  0.12%              74,102


          4.34%                  0.15%             $40,788
          4.74%                  0.15%              54,522
          4.85%                  0.15%              57,758
          4.77%                  0.15%              47,884


          2.70%                  0.43%             $19,567

FINANCIAL HIGHLIGHTS -- EQUITY FUNDS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following financial highlights for the periods or years ended December 31, 1997, 1998, 1999 and 2000 were audited by _________. The financial highlights for the period or year ended December 31, 1996 was audited by the Trust's former auditors. ________ report is included in the Trust's 2000 Annual Report to Shareholders and WILL BE incorporated by reference into (considered a legal part of) the Statement of Additional Information.


                                                                                        DISTRIBUTIONS
                                                                                              TO
                                              NET REALIZED                DISTRIBUTIONS  SHAREHOLDERS
                                                  AND                          TO         FROM NET       DISTRIBUTIONS
                   NET ASSET                  UNREALIZED                  SHAREHOLDERS    REALIZED        IN EXCESS
                    VALUE,          NET       GAIN/(LOSS)   TOTAL FROM      FROM NET       GAIN ON         OF NET
  YEAR ENDED      BEGINNING     INVESTMENT        ON        INVESTMENT     INVESTMENT    INVESTMENT       INVESTMENT
  DECEMBER 31     OF PERIOD       INCOME      INVESTMENTS   OPERATIONS      INCOME       TRANSACTIONS      INCOME

INVESTMENT A SHARES*

GROWTH

2000

1999                $49.76        $0.18           $6.12        $6.30        $(0.17)        $(6.42)             --

1998                 43.46         0.19            7.67         7.86         (0.17)         (1.21)        $(0.18)

1997                 33.96         0.19           11.63        11.82         (0.20)         (2.12)             --

1996                 30.81         0.31            4.73         5.04         (0.33)         (1.56)             --

INCOME EQUITY

2000

1999                $40.86        $1.03          $(3.85)      $(2.82)       $(1.03)        $(0.27)        $(0.02)

1998                 36.29         0.98            5.29         6.27         (0.99)         (0.71)             --

1997**               31.20         0.65            5.72         6.37         (0.63)         (0.65)             --

*No information is provided for Investment B Shares, as that share class had not commenced operation as of December 31, 1999.
** Reflects operations for the period from May 1, 1997 (date of initial public investment) to December 31, 1997.
+ Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.
(a) Not annualized.
(b) Computed on an annualized basis.
(c) This voluntary expense decrease, as a result of a waiver by the Adviser, is reflected in both the expense and net investment income ratios shown above.

                                           58






                  NET ASSET                                                                  NET ASSETS,
                   VALUE,                                    NET                                END OF       PORTFOLIO
     TOTAL         END OF        TOTAL                    INVESTMENT     EXPENSE WAIVER/     PERIOD (000      TURNOVER
 DISTRIBUTIONS     PERIOD       RETURN+     EXPENSES        INCOME       REIMBURSEMENT(C)      OMITTED)         RATE




     $(6.59)       $49.47       13.25%        1.07%           0.33%          --                 $17,290           10%

      (1.56)        49.76       18.25%        1.04%           0.37%          --                  16,501           11%

      (2.32)        43.46       35.04%        1.05%           0.48%          --                   5,485           12%

      (1.89)        33.96       16.43%        1.08%           0.93%          --                   4,285           21%




     $(1.32)       $36.72      (7.00)%        1.07%           2.68%          --                  $1,667           20%

      (1.70)        40.86       17.56%        1.06%           2.58%          --                   1,885           13%

      (1.28)        36.29       16.09%(a)     1.08%(b)        2.76%(b)       --                     279           24%


FINANCIAL HIGHLIGHTS -- INCOME FUNDS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following financial highlights for the periods or years ended December 31, 1997, 1998, 1999 and 2000 were audited by _____________. The financial highlights for the period or year ended December 31, 1996 was audited by the Trust's former auditors. _____________ report is included in the Trust's 2000 Annual Report to Shareholders and WILL BE incorporated by reference into (considered a legal part of) the Statement of Additional Information.

                                                                         DISTRIBUTIONS  DISTRIBUTIONS TO
                                           NET REALIZED                       TO          SHAREHOLDERS     DISTRIBUTIONS
                  NET ASSET                     AND                      SHAREHOLDERS       FROM NET         IN EXCESS
                    VALUE,        NET       UNREALIZED     TOTAL FROM      FROM NET       REALIZED GAIN       OF NET
YEAR ENDED        BEGINNING   INVESTMENT    GAIN/(LOSS)    INVESTMENT     INVESTMENT      ON INVESTMENT     INVESTMENT
DECEMBER 31,      OF PERIOD     INCOME          ON         OPERATIONS       INCOME        TRANSACTIONS        INCOME+
                                            INVESTMENTS

INVESTMENT A SHARES*

OHIO TAX-FREE

2000

1999             $21.82        $0.87         $(1.12)        $(0.25)       $(0.89)            $(0.01)              --

1998              21.73         0.93           0.11           1.04         (0.93)             (0.02)              --

1997              21.48         0.98           0.25           1.23         (0.97)             (0.01)              --

1996              21.77         0.96          (0.29)          0.67         (0.96)                --               --

FIXED INCOME SECURITIES

2000

1999             $21.78        $1.08         $(1.95)        $(0.87)       $(1.17)            $   --               --

1998              21.41         1.20           0.66           1.86         (1.21)             (0.28)              --

1997              20.95         1.25           0.47           1.72         (1.26)                --               --

1996              21.78         1.29          (0.83)          0.46         (1.29)                --               --

MORTGAGE SECURITIES

2000

1999(b)           $8.27        $0.45         $(0.38)         $0.07        $(0.45)                --              $--

1998(b)            8.26         0.48           0.01           0.49         (0.48)                --               --

1997(b)            8.08         0.50           0.17           0.67         (0.49)                --               --

1996(b)            8.12         0.53          (0.04)          0.49         (0.53)                --               --

*No information is provided for Investment B Shares, as that share class had not commenced operation as of December 31, 1999.
+ Distributions in excess of net investment income were the result of certain book and tax timing differences. These distributions do not represent a return of capital for federal income tax purposes.
++ Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.
(a) This voluntary expense decrease, as a result of waivers by the Adviser and/or Distributor, is reflected in both the expense and net investment income ratios shown above.
(b) Per share information presented is based upon the monthly number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.







                                                                                                NET ASSETS,
                   NET ASSET                                  NET                                 END OF       PORTFOLIO
     TOTAL        VALUE, END      TOTAL                    INVESTMENT      EXPENSE WAIVER/      PERIOD (000    TURNOVER
 DISTRIBUTIONS     OF PERIOD    RETURNS++     EXPENSES       INCOME        REIMBURSEMENT(A)      OMITTED)        RATE




    $(0.90)       $20.67       (1.17)%       1.07%           4.44%               --                $1,310          11%
                                                                        z
     (0.95)        21.82         4.90%       0.98%           4.25%               --                 1,519           9%

     (0.98)        21.73         5.88%       0.97%           4.47%               --                 1,468          14%

     (0.96)        21.48         3.20%       1.01%           3.24%               --                 1,900           6%




    $(1.17)       $19.74       (4.07)%       1.06%           5.65%               --                $1,293          44%

     (1.49)        21.78         8.93%       0.95%           5.53%               --                 1,586          47%

     (1.26)        21.41         8.54%       0.95%           6.01%               --                 1,615         116%

     (1.29)        20.95         2.32%       0.99%           6.12%               --                 1,851          16%




    $(0.45)        $7.89         0.88%       1.45%           5.54%             0.45%               $1,025          20%

     (0.48)         8.27         6.09%       0.88%           5.84%             0.45%                1,068          17%

     (0.49)         8.26         8.54%       0.91%           6.16%             0.45%                1,082          63%

     (0.53)         8.08         6.25%       0.92%           6.57%             0.53%                1,666          90%


(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following financial highlights for the periods or years ended December 31, 1999, the seven-month period ended December 31, 1998 and the six-month period ended May 31, 1998 were audited by _____________________. The financial highlights for the periods or years ended December 31, 1996 and 1997 have been derived from the financial statements for the Consumer Class of shares of the FMB Michigan Tax-Free Bond Fund and the FMB Intermediate Government Income Fund (the "FMB Funds"), the funds which were reorganized to create the Michigan Tax-Free Fund and the Intermediate Government Income Fund, respectively on April 6, 1998, and were audited by the FMB Funds' auditors. _________________ report WILL BE included in the Trust's 2000 Annual Report to Shareholders and is incorporated by reference into (considered a legal part of) the Statement of Additional Information.


                                                                                                   DISTRIBUTIONS TO
                                                                                   DISTRIBUTIONS     SHAREHOLDERS
                       NET ASSET                   NET REALIZED                         TO             FROM NET
                         VALUE,          NET      AND UNREALIZED    TOTAL FROM     SHAREHOLDERS      REALIZED GAIN
                       BEGINNING     INVESTMENT   GAIN/(LOSS) ON    INVESTMENT       FROM NET        ON INVESTMENT
PERIOD ENDED,(A)       OF PERIOD       INCOME       INVESTMENTS     OPERATIONS      INVESTMENT       TRANSACTIONS
                                                                                      INCOME

INVESTMENT A SHARES*


MICHIGAN TAX-FREE

2000

1999                   $10.99        $0.46           $(0.55)        $(0.09)         $(0.46)            $--

1998(c)                 10.97         0.28             0.06           0.34           (0.30)          (0.02)

1998(d)                 10.89         0.24             0.06           0.30           (0.22)             --

1997(e)                 10.79         0.47             0.10           0.57           (0.47)             --

1996(e)                 10.79         0.48               --           0.48           (0.48)             --

INTERMEDIATE GOVERNMENT INCOME


2000

1999                   $10.42        $0.54           $(0.68)        $(0.14)         $(0.52)            --

1998(c)                 10.24         0.31             0.20           0.51           (0.33)            --

1998(d)                 10.16         0.28             0.05           0.33           (0.25)            --

1997(e)                 10.13         0.57             0.02           0.59           (0.56)            --

1996(e)                 10.24         0.57            (0.10)          0.47           (0.58)            --

*No information is provided for Investment B Shares, as that share class had not commenced operation as of December 31, 1999.
+ Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.
(a) The fiscal year end of Huntington Michigan Tax-Free Fund and Huntington Intermediate Government Income Fund was changed from November 30 to May 31, and subsequently to December 31 to coincide with the other Huntington Funds.
(b) This voluntary expense decrease, as a result of waivers by the Adviser and/or Distributor, is reflected in both the expense and net investment income ratios shown above.
(c) Seven months ended December 31.
(d) Six months ended May 31.
(e) Year ended November 30.
(f) Expense ratios reflect operating expenses in effect during the period prior to and subsequent to the reorganization with the FMB Funds.
(g) Computed on an annualized basis.
(h) Not annualized.
                                                62



                      NET ASSET                                                                   NET ASSETS,
                      VALUE, END                                  NET                               END OF         PORTFOLIO
        TOTAL         OF PERIOD      TOTAL                     INVESTMENT        EXPENSE WAIVER/   PERIOD (000      TURNOVER
     DISTRIBUTIONS                  RETURNS+      EXPENSES       INCOME          REIMBURSEMENT(B)    OMITTED)         RATE

         $(0.46)      $10.44       (0.77)%        0.98%          4.33%                 0.07%         $7,183            6%

          (0.32)       10.99        3.14%(h)      0.92%(g)       4.32%(g)              0.07%(g)       8,764            7%(h)

          (0.22)       10.97        2.75%(h)      1.00%(f)(g)    4.30%(g)              0.21%(g)       9,946            2%(h)

          (0.47)       10.89        5.47%         0.98%          4.41%                 0.37%          9,426            7%

          (0.48)       10.79        4.61%         0.84%          4.55%                 0.56%          9,050           16%




         $(0.52)       $9.76       (1.33)%        0.74%          5.46%                 0.04%         $2,055           14%

          (0.33)       10.42        5.06%(h)      0.94%(g)       5.13%(g)              0.05%(g)       3,084            7%(h)

          (0.25)       10.24        3.31%(h)      1.01%(f)(g)    5.42%(g)              0.09%(g)       3,217           14%(h)

          (0.56)       10.16        5.99%         1.04%          5.66%                 0.10%          3,518           28%

          (0.58)       10.13        4.80%         0.95%          5.73%                 0.19%          5,230           16%




ADDITIONAL INVESTMENT STRATEGIES

FUNDAMENTAL INVESTMENT POLICIES

The following are fundamental policies of the indicated Fund:

OHIO MUNICIPAL MONEY MARKET FUND

[BULLET] at least 65% of total assets invested in Ohio tax-exempt securities.

[BULLET] at least 80% of annual interest income exempt from federal regular income tax. Income which is subject to alternative minimum tax will not be counted towards satisfying this policy.

FLORIDA TAX-FREE MONEY FUND

[BULLET] at least 65% of total assets invested in Florida tax-exempt securities.

[BULLET] at least 80% of annual interest income exempt from federal regular income tax. Income which is subject to alternative minimum tax will not be counted towards satisfying this policy.

U.S. TREASURY MONEY MARKET FUND

[BULLET] at least 65% of total assets invested in direct obligations of the U.S. Treasury and repurchase agreements collateralized by such obligations.

GROWTH FUND

[BULLET] at least 65% of total assets invested in equity securities.

INCOME EQUITY FUND

[BULLET] at least 65% of total assets invested in common stock, securities convertible into common stock and securities deemed by the Adviser to have common stock characteristics.

ROTATING INDEX FUND

[BULLET] at least 80% of total assets invested, directly or indirectly through index-based securities, in stocks comprising the broad-based equity index that the Adviser has chosen to emulate.

MORTGAGE SECURITIES FUND

[BULLET] at least 65% of total assets invested in mortgage-related securities, including derivative mortgage securities. Collateralized mortgage obligations (CMOs) issued by private entities will not be counted towards satisfying this requirement.

OHIO TAX-FREE FUND

[BULLET] at least 80% of total assets invested in Ohio tax-exempt securities.

[BULLET] no investment in securities which generate income treated as a preference item for federal alternative minimum tax purposes.

MICHIGAN TAX-FREE FUND

[BULLET] at least 65% of total assets invested in Michigan tax-exempt securities.


                                                64


[BULLET] no more than 20% of net assets invested in securities which generate income treated as a preference item for federal alternative minimum tax purposes.

FIXED INCOME SECURITIES FUND

[BULLET] at least 65% of total assets invested in fixed income securities.

INTERMEDIATE GOVERNMENT INCOME FUND

[BULLET] at least 65% of total assets in obligations issued or guaranteed by the U.S. Government its agencies or instrumentalities and mortgage-related securities with dollar-weighted average maturities of not less than three or more than ten years.

ADDITIONAL INVESTMENT POLICIES

ROTATING INDEX FUND. For the period that the Fund is invested in a particular broad-based equity index, the Fund attempts to achieve a correlation of at least 95% between the total return of its nets assets before expenses and the total return of the index selected by the Adviser.

Investors often look to indexes as a standard of performance. Indexes are model portfolios, groups of stocks or bonds selected to represent not actual securities, but an entire market. One way an index fund can seek to match an index's performance, before fees and expenses, is through buying all the index's securities in the same proportion as they are reflected in the index.

As discussed in the Fund Summary, until total assets of the Fund reach $70 million, the Fund will not invest directly in the individual securities which comprise the selected broad-based equity index, but instead will invest indirectly in the index through its acquisition of index-based securities. Investing through the Fund in index-based securities involves certain additional expenses and certain tax results which would not be present in a direct investment in individual securities.

By investing in the index-based securities indirectly through the Fund (for the period in which the Fund does not have sufficient assets to invest directly in index stocks), an investor will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the issuer of the index-based security. In addition, an investor will bear his proportionate share of expenses, if any, related to the distribution of the Fund's shares, and he may also indirectly bear transaction fees paid by the Fund incurred in the purchase of index-based securities. Finally, an investor should recognize that, as a result of the Fund's policies of investing in index-based securities, he may receive taxable capital gains distributions to a greater extent than would be the case if he invested directly in the securities comprising the index.

INVESTMENT PRACTICES

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed-income securities are subject primarily to market, credit and prepayment risk. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for more details about these and other securities in which the Funds may invest.

FUND NAME                                                           FUND CODE


Money Market Fund                                                      1
Ohio Municipal Money Market Fund                                       2
Florida Tax-Free Money Fund                                            3
U.S. Treasury Money Market Fund                                        4

Growth Fund                                                            5
Income Equity Fund                                                     6
Rotating Index Fund                                                    7

Mortgage Securities Fund                                               8
Ohio Tax-Free Fund                                                     9
Michigan Tax-Free Fund                                                10
Fixed Income Securities Fund                                          11
Intermediate Government Income Fund                                   12

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
INSTRUMENT                                                         FUND CODE                RISK TYPE

AMERICAN DEPOSITORY RECEIPTS (ADRS): ADRs                             5-7                     Market
are foreign Shares of a company held by a U.S.                                              Political
bank that issues a receipt evidencing ownership.                                        Foreign Investment
ADRs pay dividends in U.S. dollars.
----------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES: Securities backed by company             1, 3, 8, 9               Pre-payment
receivables, home equity loans, truck and auto loans,                                         Market
leases, credit card receivables and other securities backed                                   Credit
by other types of receivables or assets.                                                    Regulatory
-----------------------------------------------------------------------------------------------------------

BANKERS' ACCEPTANCES: Bills of exchange or time drafts               1-12                     Credit
drawn on and accepted by a commercial bank.  They generally                                 Liquidity
have maturities of six months or less.                                                        Market

-----------------------------------------------------------------------------------------------------------
BONDS: Interest-bearing or discounted government or corporate      1-4, 6, 8-12               Market
securities that obligate the issuer to pay the bondholder                                     Credit
a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity.
-----------------------------------------------------------------------------------------------------------
CALL AND PUT OPTIONS: A call option gives the buyer the               5-7                   Management
right to buy, and obligates the seller of the                                               Liquidity
option to sell, a security at a specified price. A                                           Credit
put option gives the buyer the right to sell, and                                             Market
obligates the seller of the option to buy, a security                                        Leverage
at a specified price. The Funds will sell only covered
call and secured put options, and may buy bonds'
existing option contraction known as "closing transations".
-----------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT: Negotiable instruments                       1-12                     Market
with a stated maturity.                                                                        Credit
                                                                                             Liquidity
-----------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER: Secured and unsecured short-term                    1-12                     Credit
promissory notes issued by corporations and other entities.                                  Liquidity
Their maturities generally vary from a few days to nine months.                                Market
-----------------------------------------------------------------------------------------------------------
COMMON STOCK: Shares of ownership of a company.                        5-8                     Market
-----------------------------------------------------------------------------------------------------------
CONVERTIBLE SECURITIES: Bonds or preferred stock that                  5-7                     Market
convert to common stock.                                                                       Credit

-----------------------------------------------------------------------------------------------------------
DEMAND NOTES: Securities that are subject to puts and                  1-12                    Market
standby commitments to purchase the securities at a fixed                                     Liquidity
price (usually with accrued interest) within a fixed period                                   Management
of time following demand by a Fund.
-----------------------------------------------------------------------------------------------------------
DERIVATIVES: Instruments whose value is derived from                   1-12                   Management
an underlying contract, index or security, or any                                               Market
combination thereof, including futures, options                                                 Credit
(e.g., put and calls), options on futures, swap                                               Liquidity
agreements, and some mortgage-backed securities.                                               Leverage
-----------------------------------------------------------------------------------------------------------
FOREIGN SECURITIES: Stocks issued by foreign companies including       5-7, 11                 Market
ADRs and Global Depository Receipts (GDRs), as well as                                       Political
Commercial paper of foreign issuers and obligations of foreign                           Foreign Investment
governments, companies, banks, overseas branches of U.S. banks                                 Liquidity
or supranational entities.



-----------------------------------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY CONTRACTS: An obligation to                    5, 6 11            Management
purchase or sell a specific amount of a currency at a fixed                                 Liquidity
future date and price set by the parties involved at the time                                Credit
the contract is negotiated.                                                                  Market
                                                                                            Political
                                                                                            Leverage
                                                                                       Foreign Investment

-----------------------------------------------------------------------------------------------------------
FUTURES AND RELATED OPTIONS: A contract providing for the                  1-12            Management
future sale and purchase of a specific amount of a specific                                  Market
security, class of securities, or index at a specified time in                              Credit
the future and at a specified price. The aggregate value                                   Liquidity
of options on securities (long puts and calls) will not exceed                              Leverage
10% of a Fund's net assets at the time it purchases the options.
Each Fund will limit obligations under futures, options
on futures, and options on securities to no more than 25%
of the Fund's assets.

-----------------------------------------------------------------------------------------------------------
ILLIQUID SECURITIES: Securities that ordinarily cannot be                  1-12             Liquidity
sold within seven business days at the value the Fund                                        Market
has estimated for them. Each Fund, except the Florida
Tax-Free Money Market Fund, may invest up to 10% of its total assets in illiquid securities (15% in the case of the Rotating
Index Fund and Intermediate Government Income Fund). The Florida
Tax-Free Money Market Fund may invest up to 10% of its net assets in illiquid securities.

-----------------------------------------------------------------------------------------------------------
INDEX-BASED SECURITIES: Index-based securities such as                      5-7               Market
Standard & Poor's Depository Receipts ("SPDRs") and
NASDAQ-100 Index Tracking Stock ("NASDAQ 100s"), represent
ownership in a long-term unit investment trust that holds a
portfolio of common stocks designed to track the price
performance and dividend yield of an index, such as the S&P 500
Index or the NASDAQ-100 Index. Index-based securities entitle a holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolio, less trust expenses.
-----------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY SECURITIES: Shares of registered                        1-12               Market
investment companies. These may include Huntington Money Market
Funds and other registered investment companies for which Huntington, its sub-advisers, or any of their affiliates serves as investment adviser, administrator or distributor. Except for the Rotating Index
Fund, each of the Funds may invest up to 5% of its assets in the Shares of any one registered investment company. Such Funds may not, however, own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the Shares of other registered investment companies. The Rotating Index Fund may invest all of its assets in the Shares of any one investment company or investment companies. The Rotating Index Fund, however, may not own more than 3% of the securities of any one investment company. If the Rotating Index Fund owns more than 1% of the shares of an investment company, that portion that exceeds 1% may be considered illiquid and would be subject to the limitation on investing in illiquid securities. As a shareholder of an investment company, a Fund will indirectly bear investment management fees of that investment company, which are in addition to the management fees the fund pays its own adviser.
-----------------------------------------------------------------------------------------------------------
INVESTMENT GRADE SECURITIES: Securities rated BBB or higher             6, 8-12               Market
by Standard & Poor's; Baa or better by Moody's;                                               Credit
similarly rated by other nationally recognized rating
organizations; or, if not rated, determined to be of
comparably high quality by the Adviser.



-----------------------------------------------------------------------------------------------------------
MONEY MARKET INSTRUMENTS: Investment-grade, U.S.                     1-12                     Market
dollar-denominated debt securities with remaining                                             Credit
maturities of one year or less.  These may include short-term
U.S. government obligations, commercial paper and other
short-term corporate obligations, repurchase agreements
collateralized with U.S. government securities, certificates of deposit, bankers' acceptances, and other financial
institution obligations.  These securities may carry fixed or variable interest rates.
-----------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES: Bonds backed by real                 6, 8, 11, 12               Prepayment
estate loans and pools of loans.  These include                                              Market
collateralized mortgage obligations (CMOs) and                                               Credit
real estate mortgage investment conduits (REMICs).                                         Regulatory
-----------------------------------------------------------------------------------------------------------
MORTGAGE DOLLAR ROLLS: A transaction in which a Fund sells security      8                Pre-payment
for delivery in a current month and simultaneously contracts with the same party             Market
to repurchase similar but not identical securities on a specified future date.             Regulatory
-----------------------------------------------------------------------------------------------------------
MUNICIPAL SECURITIES: Securities issued by a state or                2, 3, 6, 8-12            Market
political subdivision to obtain funds for various public                                      Credit
purposes.  Municipal securities include private activity bonds                              Political
and industrial development bonds, as well as general                                           Tax
obligation bonds, tax anticipation notes, bond anticipation                                Regulatory
notes, revenue anticipation notes, project notes, other
short-term tax-exempt obligations, municipal leases, and
obligations of municipal housing authorities (single
family revenue bonds).

There are two general types of municipal bonds: GENERAL-OBLIGATION BONDS, which are secured by the taxing power of the issuer and REVENUE BONDS, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited to, certificates of participation
(COPs); utility and sales tax revenues; tax increment or tax allocations;
housing and special tax, including assessment district and community facilities district (Mello-Roos) issues which are secured by taxes on specific real estate parcels; hospital revenue; and industrial development bonds that are secured by the financial resources of a private company.
-----------------------------------------------------------------------------------------------------------
PREFERRED STOCKS: Equity securities that generally pay dividends      5-7                     Market
at a specified rate and take precedence over common stock in the payment of dividends or in the event of liquidation.
Preferred stock generally does not carry voting rights.
-----------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT ("REITS"):  Pooled investment vehicles which    8                    Liquidity
invest primarily in income producing real estate or real estate                            Management
loans or interest.                                                                            Market
                                                                                           Regulatory
                                                                                                Tax
                                                                                          Pre-payment
-----------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS: The purchase of a security and                1-12                     Market
the simultaneous commitment to return the security to Leverage the seller at an agreed upon price on an agreed upon date. This is treated as a loan.
-----------------------------------------------------------------------------------------------------------
REVERSE REPURCHASE AGREEMENTS: The sale of a security                  7                      Market
and the simultaneous commitment to buy the security back                                    Leverage
at an agreed upon price on an agreed upon date. This is
treated as a borrowing by a Fund.
-----------------------------------------------------------------------------------------------------------
RESTRICTED SECURITIES: Securities not registered under the          1-12                   Liquidity
Securities Act of 1933, such as privately placed commercial                                   Market
paper and Rule 144A securities.


-----------------------------------------------------------------------------------------------------------
SECURITIES LENDING: Each Fund, except the                            1-12                     Market
Rotating Index Fund, may lead up to 20% of its                                               Leverage
total assets. The Rotating Index Fund                                                       Liquidity
may lead up to 33 1/3% of its total assets.                                                   Credit
Such loans must be collateralized by cash,
U.S. government obligations or other high-quality
debt obligations and marked to market daily.
-----------------------------------------------------------------------------------------------------------
TAX-EXEMPT COMMERCIAL PAPER: Commercial paper                    2, 3, 6, 8-12                Credit
issued by governments and political sub-divisions.                                          Liquidity
                                                                                              Market
                                                                                               Tax
-----------------------------------------------------------------------------------------------------------
TIME DEPOSITS: Non-negotiable receipts issued by a                   1-12                   Liquidity
bank in exchange for a deposit of money.                                                      Credit
                                                                                              Market
-----------------------------------------------------------------------------------------------------------
TREASURY RECEIPTS: Treasury receipts, Treasury investment              6                      Market
growth receipts, and certificates of accrual of Treasury securities.
-----------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES: Securities issued                 1-12                     Market
by agencies and instrumentalities of the U.S. government.                                     Credit
These include Ginnie Mae, Fannie Mae, and Freddie Mac.
-----------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS: Bills, notes, bonds,                      1-12                     Market
separately traded registered interest and principal
securities, and coupons under bank entry safekeeping.
-----------------------------------------------------------------------------------------------------------
VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with             1-12                     Credit
interest rates that are reset daily, weekly, quarterly or on                               Liquidity
some other schedule. Such instruments may be payable to                                       Market
a Fund on demand.
-----------------------------------------------------------------------------------------------------------
WARRANTS: Securities that give the holder the right to buy a         1-12                     Market
proportionate amount of common stock at a specified price.                                    Credit
Warrants are typically issued with preferred stock and bonds.
-----------------------------------------------------------------------------------------------------------
WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS:                        6                      Market
A purchase of, or contract to purchase, securities at a fixed                               Leverage
price for delivery at a future date. The portfolio managers                                 Liquidity
of each Fund expect that commitments to enter into forward                                   Credit
commitments or purchase when-issued securities will not
exceed 25% of the Fund's total assets.
-----------------------------------------------------------------------------------------------------------
YANKEE BONDS AND SIMILAR DEBT OBLIGATIONS: U.S. dollar               6, 11                    Market
denominated bonds issued by foreign corporations or                                           Credit
governments.  Sovereign bonds are those issued by the
government of a foreign country.  Supranational bonds are
those issued by supranational entities, such as the World
Bank and European Investment Bank.  Canadian bonds are those issued by Canadian provinces.
-----------------------------------------------------------------------------------------------------------
ZERO-COUPON DEBT OBLIGATIONS: Bonds and other types of              6, 11, 12                 Credit
debt that pay no interest, but are issued at a discount from                                  Market
their value at maturity. When held to maturity, their entire                                Zero Coupon
return equals the difference between their issue price and
their maturity value.



GLOSSARY OF INVESTMENT RISKS

This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading "What are the main risks of investing in this Fund?" in each Fund profile. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain types of investments and Funds are more susceptible to these risks than others.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk. If a security's credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.

FOREIGN INVESTMENT RISK. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of your investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are greater in the emerging markets than in the developed markets of Europe and Japan.

HEDGING. When a derivative (a security whose value is based on that of another security or index) is used as a hedge against an opposite position that a fund holds, any loss on the derivative should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can be an effective way to reduce a Fund's risk, it may not always be possible to perfectly offset one position with another. As a result, there is no assurance that a Fund's hedging transactions will be effective.

INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of a Fund will make it more sensitive to interest rate risk.

INVESTMENT STYLE RISK. The risk that the particular type of investment on which a Fund focuses (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

LEVERAGE RISK. The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

LIQUIDITY RISK. The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. All of this could hamper the management or performance of a Fund.

MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

MARKET RISK. The risk that a security's market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

POLITICAL RISK. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

PREPAYMENT & CALL RISK. The risk that a security's principal will be repaid at an unexpected time. Prepayment and call risk are related, but differ somewhat. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will "call"--or repay--a high-yielding bond before the bond's maturity date. In both cases, the investor is usually forced to reinvest the proceeds in a security with a lower yield. This turnover may result in taxable capital gains and, in addition, may lower a portfolio's income. If an investor paid a premium for the security, the prepayment may result in an unexpected capital loss.

Prepayment and call risk generally increase when interest rates decline, and can make a security's yield as well as its market price more volatile. Generally speaking, the longer a security's maturity, the greater the prepayment and call risk it poses.

REAL ESTATE/REIT RISK: The Fund's investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can inhibit construction, purchases, and sales of property. Property values could decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. The Fund's investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

REGULATORY RISK. The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

SMALL-COMPANY STOCK RISK. Investing in small companies is generally more risky than investing in large companies, for a variety of reasons. Many small companies are young and have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by small companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, small companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static or moderate growth prospects. If a fund concentrates on small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

TAX RISK. The risk that the issuer of a security will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences for the issuer and potential losses for its investors.

ZERO COUPON RISK. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.



More information about the Funds is available free               For copies of Annual or Semi-Annual Reports, the
upon request, including the following:                           Statement of Additional Information, other
                                                                 information or for any other inquiries:
ANNUAL AND SEMI-ANNUAL REPORTS
                                                                 CALL (800) 253-0412
The Semi-Annual Report includes unaudited
information about the performance of the Funds,                  WRITE
portfolio holdings and other financial                           The Huntington Funds
information.  The Annual Report includes similar                 P.O. Box 8526
audited information as well as a letter from the                 Boston, MA  02266
Huntington Funds portfolio managers discussing
recent market conditions, economic trends and                    LOG ON TO THE INTERNET
investment strategies that significantly affected
performance during the last fiscal year.                         The SEC's website, http://www.sec.gov, contains
                                                                 text-only versions of The Huntington Funds
STATEMENT OF ADDITIONAL INFORMATION                              documents.

Provides more detailed information about the Funds               CONTACT THE SEC
and its policies.  A current Statement of
Additional Information is on file with the                       Call (202) 942-8090 about visiting the SEC's
Securities and Exchange Commission and is                        Public Reference Room in Washington D.C. to
incorporated by reference into (considered a legal               review and copy information about the Funds.
part of) this Prospectus.

THE HUNTINGTON NATIONAL BANK, a                                  Alternatively, you may send your request to the
subsidiary of Huntington Bancshares,                             SEC by e-mail at publicinfo@sec.gov or by mail
Incorporated, is the  Investment Adviser,                        with a duplicating fee to the SEC's Public
Administrator and Custodian of The Huntington                    Reference Section, 450 Fifth Street, NW,
Funds.                                                           Washington, D.C. 20549-0102.


SEI INVESTMENTS DISTRIBUTION CO. is the
Distributor and is not affiliated with The
Huntington National Bank.

                             [LOGO] HUNTINGTON FUNDS

              HUNTINGTON FUNDS SHAREHOLDER SERVICES: 1-800-253-0412 Huntington Investment Company, Member NASD/SIPC: 1-800-322-4600


                                       73


              o Not FDIC Insured o No Bank Guarantee o May Lose Value


                             SEC File No. 811-5010

                              THE HUNTINGTON FUNDS


                                  Trust Shares


                                   PROSPECTUS


                               MONEY MARKET FUNDS
                          Huntington Money Market Fund
                   Huntington Ohio Municipal Money Market Fund
                     Huntington Florida Tax-Free Money Fund
                   Huntington U.S. Treasury Money Market Fund

                                  EQUITY FUNDS
                             Huntington Growth Fund
                          Huntington Income Equity Fund
                         Huntington Rotating Index Fund

                                  INCOME FUNDS
                       Huntington Mortgage Securities Fund
                          Huntington Ohio Tax-Free Fund
                        Huntington Michigan Tax-Free Fund
                     Huntington Fixed Income Securities Fund
                 Huntington Intermediate Government Income Fund
           Huntington Short/Intermediate Fixed Income Securities Fund



                                   May 1, 2001

 The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is unlawful.

 HOW TO READ THIS PROSPECTUS

The Huntington Funds is a mutual fund family that offers different classes of Shares in separate investment portfolios (Funds). The Funds have various investment goals and strategies. This prospectus gives you important information about the Trust Shares of the Huntington Funds that you should know before investing. The Funds also offer Investment A Shares and Investment B Shares, which are offered in a separate prospectus.

Please read this prospectus and keep it for future reference. The prospectus is arranged into different sections so that you can easily review this important information. The next column contains general information you should know about investing in the Huntington Funds.

INDIVIDUAL HUNTINGTON FUND SUMMARIES

MONEY MARKET FUNDS
Money Market Fund.............................................................
Ohio Municipal Money Market Fund..............................................
U.S. Treasury Money Market Fund...............................................
Florida Tax-Free Money Fund...................................................

EQUITY FUNDS
Growth Fund...................................................................
Income Equity Fund............................................................
Rotating Index Fund...........................................................

INCOME FUNDS
Mortgage Securities Fund......................................................
Ohio Tax-Free Fund............................................................
Michigan Tax-Free Fund........................................................
Fixed Income Securities Fund..................................................
Intermediate Government Income Fund...........................................
Short/Intermediate Fixed Income Securities Fund...............................

SHAREOWNER GUIDE - HOW TO INVEST IN THE HUNTINGTON FUNDS
Distribution of the Funds.....................................................
Purchasing Shares.............................................................
Exchanging Shares.............................................................
Redeeming Shares..............................................................

MORE ABOUT THE HUNTINGTON FUNDS
Management of the Funds.......................................................
Dividends and Distributions...................................................
Tax Consequences..............................................................
Financial Highlights..........................................................
Additional Investment Strategies..............................................
Investment Practices..........................................................
Glossary of Investment Risks..................................................

FOR MORE INFORMATION ABOUT THE HUNTINGTON FUNDS, PLEASE SEE THE BACK COVER OF THE PROSPECTUS

INTRODUCTION

Each Huntington Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at specific Huntington Funds, you should know a few basics about investing in mutual funds.

The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities trade.

AS WITH OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A MUTUAL FUND. YOUR INVESTMENT IN THE HUNTINGTON FUNDS IS NOT A DEPOSIT OR AN OBLIGATION OF HUNTINGTON NATIONAL BANK, ITS AFFILIATES OR ANY BANK. IT IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

Each Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own. Each Fund's investment goal is fundamental and may be changed only by a vote of a majority of the Fund's outstanding shares. Unless otherwise noted, each Fund's investment strategies are not fundamental and may be changed by the Trust's Board of Trustees.

The portfolio manager invests each Fund's assets in a way that he or she believes will help the Fund achieve its goal. A manager's judgments about the securities markets, economy and companies, and his or her investment selection, may cause a Fund to underperform other funds with similar objectives.

MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                     To seek to maximize current income while
                                    preserving capital and maintaining
                                    liquidity by investing in a portfolio of high quality money market instruments

INVESTMENT FOCUS                    High-quality, short-term debt securities

PRINCIPAL INVESTMENT STRATEGY       Employs top-down analysis of economic and
                                    market factors to select Fund investments

SHARE PRICE VOLATILITY              Low

INVESTOR PROFILE                    Short-term or risk averse investors seeking
                                    our typically highest-yielding money market fund

INVESTMENT STRATEGY

The Huntington Money Market Fund seeks to maximize current income while preserving capital and maintaining liquidity by investing in a portfolio of high quality money market instruments.

The Adviser strives to maintain a $1.00 net asset value per share for the Money Market Fund by investing in commercial paper and other short-term money market instruments for the Money Market Fund which are either rated in the highest rating category by a Nationally Recognized Statistical Rating Organization or unrated and deemed to be of comparable quality by the Adviser. In managing the portfolio, the Adviser determines an appropriate maturity range for the Fund (currently between 25 and 60 days) and each individual security held and endeavors to diversify the portfolio across market sectors. In addition, the Adviser analyzes cash flows, maturities, settlements, tax payments, yields and credit quality and monitors new issue calendars for potential purchases.

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices."

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

INTEREST-RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates, or that the Fund's yield will decrease due to a decline in interest rates.

CREDIT RISK: The possibility that an issuer cannot make timely interest and principal payments on its securities. In general, the lower a security's credit rating, the higher its credit risk.

For more information about these risks, please see "Glossary of Investment
Risks."

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF THE HUNTINGTON NATIONAL BANK, ITS AFFILIATES OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

1991     1992     1993    1994    1995     1996    1997    1998    1999    2000

5.85%    3.44%    2.74%   3.86%   5.58%    5.01%   5.17%   5.13%   4.77%   ___%

Best Quarter                           Worst Quarter
(_______)                                (6/30/93)
____%                                      0.66%

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/2000.

                                                                                                  SINCE CLASS
                                       1 YEAR              5 YEARS             10 YEARS            INCEPTION

--------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND

  Trust Shares                          ____%               ____%               ____%               ____%*

--------------------------------------------------------------------------------------------------------------

*Since 6/11/82.

YIELD

The income a fund generates is commonly referred to as its "yield". For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Huntington Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-__________.

FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

-------------------------------------------------------------------------------

SHAREHOLDER FEES

                                                                   TRUST
                                                                   SHARES
                                                                   ------

Maximum Sales Charge (Load) Imposed on Purchase
  (as a percentage of offering price)                                0%
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value)                               0%
Redemption Fee
 (as a percentage of amount redeemed, if applicable)*                0%

-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
                                                                   TRUST
                                                                   SHARES
                                                                  -------
Investment Advisory Fees                                            0.27%
Distribution and/or Service (12b-1) Fees                            0.00%
Other Expenses                                                          %
   TOTAL ANNUAL FUND OPERATING EXPENSES+                                %

*Does not include any wire transfer fees, if applicable.
+The Fund's Adviser has agreed to contractually waive fees in order to keep total operating expenses for Trust Shares from exceeding ____% for the period through __________.

EXAMPLE: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                     1 YEAR      3 YEARS      5 YEARS      10 YEARS

TRUST SHARES         $___        $___         $_____       $_____

OHIO MUNICIPAL MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                     To seek to provide income exempt from
                                    both federal regular income tax and Ohio personal income taxes while preserving capital and maintaining liquidity.

INVESTMENT FOCUS                    Ohio tax-free money market securities

PRINCIPAL INVESTMENT STRATEGY       Attempts to invest in high-quality,
                                    short-term Ohio tax-free securities

SHARE PRICE VOLATILITY              Low

INVESTOR PROFILE                    Ohio residents seeking income exempt
                                    from federal and Ohio state personal income taxes.

INVESTMENT STRATEGY

The Huntington Ohio Municipal Money Market Fund seeks to provide income exempt from both federal regular income tax and Ohio personal income taxes while preserving capital and maintaining liquidity.

The Adviser strives to maintain a $1.00 net asset value per share for the Ohio Municipal Money Market Fund by investing substantially all of the Fund's assets in short-term OHIO TAX-EXEMPT SECURITIES which are either rated in the highest rating category by a Nationally Recognized Statistical Rating Organization or unrated and deemed to be of comparable quality by the Adviser. In managing the portfolio, the Adviser determines an appropriate maturity range for the Fund (currently between 35 and 80 days) and each individual security held and endeavors to diversify the portfolio's holdings within Ohio as much as possible. In addition, the Adviser analyzes cash flows, maturities, settlements, tax payments, yields and credit quality and monitors new issue calendars for potential purchases

For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax or Ohio personal income taxes.


--------------------------------------------------------------------------------
OHIO TAX-EXEMPT SECURITIES are debt obligations which (i) are issued by or on behalf of the state of Ohio or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and Ohio personal income taxes.
--------------------------------------------------------------------------------

For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and "Investment Practices."

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

STATE SPECIFIC RISK: By concentrating its investments in Ohio, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Ohio is largely concentrated in agriculture, motor vehicles and equipment, steel, rubber products and household appliances, and therefore tends to be more cyclical than some other states and the nation as a whole.

DIVERSIFICATION RISK: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.

INTEREST-RATE RISK: The possibility that the Fund's investments will decline in value due to an increase in interest rates, or that the Fund's yield will decrease due to a decline in interest rates.

CREDIT RISK: The possibility that an issuer cannot make timely interest and principal payments on its obligations. The lower a security's rating, the greater its credit risk.

For more information about these risks, please see "Glossary of Investments Risks."

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF THE HUNTINGTON NATIONAL BANK, ITS AFFILIATES OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

1991     1992     1993    1994    1995     1996    1997    1998    1999    2000

4.07%    2.61%    2.08%   2.41%   3.57%    3.14%   3.27%   3.07%   2.79%  ___%

Best Quarter                      Worst Quarter
(______)                            (3/31/94)
  ____%                               0.46%

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/2000.

                                                                                                  SINCE CLASS
                                       1 YEAR              5 YEARS             10 YEARS            INCEPTION

--------------------------------------------------------------------------------------------------------------
OHIO MUNICIPAL MONEY MARKET
FUND
  Trust Shares                          ____%               ____%               ____%               ____%*
--------------------------------------------------------------------------------------------------------------

*Since 6/10/87.

YIELD

The income a fund generates is commonly referred to as its "yield". For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Huntington Ohio Municipal Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-__________.

FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

---------------------------------------------------------------------------
SHAREHOLDER FEES                                                  TRUST
                                                                  SHARES
                                                                  -------

Maximum Sales Charge (Load) Imposed on Purchase
  (as a percentage of offering price)                                0%
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value)                               0%
Redemption Fee
 (as a percentage of amount redeemed, if applicable)*                0%

----------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
                                                                    TRUST
                                                                    SHARES
                                                                   -------
Investment Advisory Fees                                            0.30%
Distribution and/or Service (12b-1) Fees                            0.00%
Other Expenses                                                          %
   TOTAL ANNUAL FUND OPERATING EXPENSES+                                %

*Does not include any wire transfer fees, if applicable.
+The Fund's Adviser has agreed to contractually waive fees in order to keep total operating expenses for Trust Shares from exceeding ____% for the period through __________.

EXAMPLE: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                       1 YEAR        3 YEARS      5 YEARS      10 YEARS

TRUST SHARES           $___          $___         $_____       $_____

FLORIDA TAX-FREE MONEY FUND

FUND SUMMARY

INVESTMENT GOAL                     To seek to provide the highest level of
                                    interest income exempt from federal income tax, consistent with liquidity and stability of principal.

INVESTMENT FOCUS                    Florida tax-free money market securities

PRINCIPAL INVESTMENT STRATEGY       Attempts to invest in high-quality,
                                    short-term Florida tax-free securities

SHARE PRICE VOLATILITY              Low

INVESTOR PROFILE                    Florida residents seeking income
                                    exempt from federal personal income tax and Florida intangible personal property tax.

INVESTMENT STRATEGY

The Huntington Florida Tax-Free Money Fund seeks to provide the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal.

The Adviser strives to maintain a $1.00 net asset value per share for the Florida Tax-Free Money Fund by investing substantially all of the Fund's assets in short-term FLORIDA TAX-EXEMPT SECURITIES which are either rated in the highest rating category by a Nationally Recognized Statistical Rating Organization or unrated and deemed to be of comparable quality by the Adviser.

In managing the portfolio, the Adviser determines an appropriate maturity range for the Fund (currently between 35 and 80 days) and each individual security held and endeavors to diversify the portfolio's holdings within Florida as much as possible. In addition, the Adviser analyzes cash flows, maturities, settlements, tax payments, yields and credit quality and monitors new issue calendars for potential purchases.

As part of the Adviser's strategy to take advantage of the exemption from Florida's intangible tax in any year, the Adviser may engage, on an annual basis, in significant portfolio restructuring to sell non-exempt assets. Transaction costs involved in such restructuring may adversely affect the Fund's performance and possibly offset any gains achieved by investing in the assets sold.

For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax.

--------------------------------------------------------------------------------
FLORIDA TAX-EXEMPT SECURITIES are debt obligations which (i) are issued by or on behalf of the state of Florida or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and the value of which is exempt from the Florida intangible personal property tax.
--------------------------------------------------------------------------------

For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and "Investment Practices."

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

STATE SPECIFIC RISK: By concentrating its investments in Florida, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Florida is largely concentrated in agriculture, tourism and construction and is adversely affected by severe weather conditions. It is also impacted by changes in the economies of Central and South America

DIVERSIFICATION RISK: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.

INTEREST-RATE RISK: The possibility that the Fund's investments will decline in value due to an increase in interest rates, or that the Fund's yield will decrease due to a decline in interest rates.

CREDIT RISK: The possibility that an issuer cannot make timely interest and principal payments on its obligations. The lower a security's rating, the greater its credit risk.

For more information about these risks, please see "Glossary of Investments Risks."

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF THE HUNTINGTON NATIONAL BANK, ITS AFFILIATES OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

THIS BAR CHART SHOWS THE PERFORMANCE OF THE FUND'S TRUST SHARES FOR ITS FIRST FULL CALENDAR YEAR OF OPERATIONS.*

2000
---%

Best Quarter                        Worst Quarter
(--/--/--)                          (--/--/--)
  ----%                               ----%

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/2000.

                                                               SINCE CLASS
                                           1 YEAR               INCEPTION

---------------------------------------------------------------------------
FLORIDA TAX-FREE MONEY FUND

  Trust Shares                              ____%                ____%*
---------------------------------------------------------------------------
*Since 1/6/99.

YIELD

The income a fund generates is commonly referred to as its "yield". For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Huntington Florida Tax-Free Money Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-__________.

FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES                                                 TRUST
                                                                 SHARES
                                                                 ------

Maximum Sales Charge (Load) Imposed on Purchase
  (as a percentage of offering price)                                0%
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value)                               0%
Redemption Fee
 (as a percentage of amount redeemed, if applicable)*                0%

-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
                                                                   TRUST
                                                                   SHARES
                                                                   ------
Investment Advisory Fees                                            0.30%
Distribution and/or Service (12b-1) Fees                            0.00%
Other Expenses                                                          %
   TOTAL ANNUAL FUND OPERATING EXPENSES+                                %

*Does not include any wire transfer fees, if applicable.
+The Fund's Adviser has agreed to contractually waive fees in order to keep total operating expenses for Trust Shares from exceeding ____% for the period through __________.

EXAMPLE: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                        1 YEAR         3 YEARS       5 YEARS      10 YEARS

   TRUST SHARES         $___           $___          $_____       $_____

U.S. TREASURY MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                     To seek to maximize current income
                                    while preserving capital and maintaining liquidity by investing exclusively in obligations issued by the U.S. Government and backed by its full faith and credit and in repurchase agreements with respect to such obligations.

INVESTMENT FOCUS                    U.S. Treasury obligations

PRINCIPAL INVESTMENT STRATEGY       Invests exclusively in U.S. Government
                                    obligations and repurchase agreements on such obligations

SHARE PRICE VOLATILITY              Low

INVESTOR PROFILE                    Highly risk averse investors seeking
                                    current income from a money market fund that invests primarily in U.S. Treasury obligations

INVESTMENT STRATEGY

The Huntington U.S. Treasury Money Market Fund seeks to maximize current income while preserving capital and maintaining liquidity by investing exclusively in obligations issued by the U.S. Government and backed by its full faith and credit and in repurchase agreements with respect to such obligations.

The Adviser strives to maintain a $1.00 net asset value per share for the U.S. Treasury Money Market Fund by investing substantially all of the Fund's assets in short-term obligations of the U.S. government. In managing the portfolio, the Adviser determines an appropriate maturity range for the Fund (currently between 25 and 60 days) and each individual security held. In addition, the Adviser analyzes cash flows, maturities, settlements, tax payments and yields and opposite direction; and monitors new issue calendars for potential purchases.

For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and "Investment Practices."

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

INTEREST-RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates, or that the Fund's yield will decrease due to a decline in interest rates.

For more information about these risks, please see "Glossary of Investments Risks."

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF THE HUNTINGTON NATIONAL BANK, ITS AFFILIATES OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

1991    1992    1993    1994     1995     1996    1997    1998    1999    2000

5.66%   3.43%   2.77%   3.79%    5.53%   4.98%   5.06%    4.95%   4.53%  ___%


Best Quarter                        Worst Quarter
 (______)                            (6/30/93)
   ____%                               0.68%

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/2000.

                                                                                                  SINCE CLASS
                                       1 YEAR              5 YEARS             10 YEARS            INCEPTION

------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND

  Trust Shares
                                        ____%               ____%               ____%               ____%*
------------------------------------------------------------------------------------------------------------

*Since 10/2/89.

YIELD

The income a fund generates is commonly referred to as its "yield". For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Huntington U.S. Treasury Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-__________.

FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

--------------------------------------------------------------------------------

SHAREHOLDER FEES
                                                                   TRUST
                                                                   SHARES
                                                                   ------

Maximum Sales Charge (Load) Imposed on Purchase
  (as a percentage of offering price)                                0%
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value)                               0%
Redemption Fee
 (as a percentage of amount redeemed, if applicable)*                0%

--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
                                                                   TRUST
                                                                   SHARES
                                                                   -----
Investment Advisory Fees                                            0.20%
Distribution and/or Service (12b-1) Fees                            0.00%
Other Expenses                                                          %
   TOTAL ANNUAL FUND OPERATING EXPENSES+                                %

*Does not include any wire transfer fees, if applicable.
+The Fund's Adviser has agreed to contractually waive fees in order to keep total operating expenses for Trust Shares from exceeding ____% for the period through __________.

EXAMPLE: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                             1 YEAR       3 YEARS      5 YEARS    10 YEARS

         TRUST SHARES        $___         $___         $_____     $_____

GROWTH FUND

FUND SUMMARY

INVESTMENT GOAL                     To seek to achieve long-term capital
                                    appreciation primarily through investing in equity securities.

INVESTMENT FOCUS                    Common stocks of medium to large companies

PRINCIPAL INVESTMENT STRATEGY       Seeks to invest in companies offering
                                    above-average growth potential

SHARE PRICE VOLATILITY              Moderate to High

INVESTOR PROFILE                    Long-term investors seeking capital
                                    appreciation

INVESTMENT STRATEGY

The Huntington Growth Fund seeks to achieve long-term capital appreciation primarily through investing in equity securities.

The Adviser intends to invest in common stock and other equity securities, such as preferred stock, of medium or large companies which it believes offer opportunities for growth. The Adviser frequently invests in established companies which it believes have temporarily depressed prices.

In selecting investments, the Adviser reviews historical earnings, revenue and cash flow to identify the best companies in each industry and to evaluate the growth potential of these companies. On an ongoing basis, the Adviser also monitors the Fund's existing positions to determine the benefits of retention.

For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and "Investment Practices."

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a general decline in the stock market. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

INVESTMENT STYLE RISK: The possibility that the kind of stocks on which this Fund focuses--those of medium to large U.S. growth companies--will underperform other types of stock investments or the market as a whole

The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

For more information about these risks, please see "Glossary of Investment
Risks."

PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR. IF SALES CHARGES HAD BEEN REFLECTED, THE FUND'S RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

1991       1992    1993    1994  1995     1996    1997      1998   1999    2000

26.47%     7.88%   3.53%  2.28%  30.75%  16.72%   35.37%  18.55%   13.59%  ___%

Best Quarter                        Worst Quarter
 (6/30/97)                           (_______)
  19.62%                              ______%

*THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR.

This table compares the Fund's average annual total returns for periods ending 12/31/2000 to those of the S&P 500 Index.


--------------------------------------------------------------------------------
                                                            SINCE CLASS
                 1 YEAR      5 YEARS         10 YEARS         INCEPTION

--------------------------------------------------------------------------------
GROWTH FUND

  Trust Shares    ____%       ____%            ____%           ____%*

--------------------------------------------------------------------------------
S&P 500 INDEX1    ____%       ____%            ____%           ____%+

--------------------------------------------------------------------------------

1 The unmanaged S&P 500 Index generally reflects the performance of large companies in the U.S. stock market.
*  Since 7/3/89.
+  Since ______.

FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

--------------------------------------------------------------------------------

SHAREHOLDER FEES

                                                                  TRUST
                                                                  SHARES
                                                                  ------

Maximum Sales Charge (Load) Imposed on Purchase
  (as a percentage of offering price)*                               0%
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value)                               0%
Redemption Fee
 (as a percentage of amount redeemed, if applicable)**               0%

--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
                                                                   TRUST
                                                                   SHARES
                                                                   -------
Investment Advisory Fees                                            0.60%
Distribution and/or Service (12b-1) Fees                            0.00%
Other Expenses                                                          %
   TOTAL ANNUAL FUND OPERATING EXPENSES+                                %

*This sales charge varies depending upon how much you invest. See "Distribution of the Funds - Sales Charges."
**Does not include any wire transfer fees, if applicable.
+The Fund's Adviser has agreed to contractually waive fees in order to keep total operating expenses for Trust Shares from exceeding ____% for the period through __________.

EXAMPLE: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                       1 YEAR          3 YEARS        5 YEARS        10 YEARS

TRUST SHARES           $___            $___           $____            $____

INCOME EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL                     To seek to achieve high current income
                                    and moderate appreciation of capital
                                    primarily through investment in
                                    income-producing equity securities.

INVESTMENT FOCUS                    Common stocks and investment grade
                                    corporate debt obligations

PRINCIPAL INVESTMENT STRATEGY       Attempts to identify stocks that pay high
                                    dividends

SHARE PRICE VOLATILITY              Moderate

  INVESTOR PROFILE                  Investors seeking capital appreciation
                                    potential with higher current income and lower volatility than the average stock fund.

INVESTMENT STRATEGY

The Huntington Income Equity Fund seeks to achieve high current income and moderate appreciation of capital primarily through investment in income-producing equity securities.

The Adviser focuses primarily on equity securities, such as common stock and preferred stock, which have a history of increasing or paying high dividends. As an additional income source, the Adviser also invests in investment grade corporate debt obligations, such as bonds, notes and debentures. At least 65% of the Fund's total assets will be invested in income-producing equity securities. The Adviser selects securities which it believes will maintain or increase the Fund's current income while maintaining a price/earnings ratio below the market.

In evaluating the current yield of a security, the Adviser considers dividend growth to be most important, followed by capital appreciation. The Adviser actively monitors market activity which impacts dividend decisions. In general, the Fund will sell a security when dividends are no longer expected to increase.

For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and "Investment Practices."

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

INVESTMENT STYLE RISK: The possibility that the securities on which this Fund focuses--the stocks of undervalued, dividend-paying companies--will underperform other kinds of investments or market averages.

INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates.

CREDIT RISK: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The lower a bond's rating, the greater its credit risk.

The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

For more information about these risks, please see "Glossary of Investment
Risks."

PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR. IF SALES CHARGES HAD BEEN REFLECTED, THE FUND'S RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

1991    1992    1993   1994   1995   1996    1997    1998    1999    2000

23.20%  7.49%  10.85% -1.82% 29.26% 16.88%  25.99%  17.79%  -6.75%   ____%

Best Quarter                        Worst Quarter
 (12/31/98)                          (9/30/99)
  12.17%%                             -8.85%

*THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/2000, TO THOSE OF THE S&P 500 INDEX.

--------------------------------------------------------------------------------
                                                                   SINCE CLASS
                        1 YEAR      5 YEARS      10 YEARS           INCEPTION

--------------------------------------------------------------------------------
INCOME EQUITY FUND

Trust Shares             ___%        ____%         ____%              ____%*
--------------------------------------------------------------------------------
S&P 500 INDEX1          ____%        ____%         ____%              ____%+

--------------------------------------------------------------------------------

1 The unmanaged S&P 500 Index generally represents the performance of large companies in the U.S. stock market.
*Since 7/3/89.
+Since _____.

FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

--------------------------------------------------------------------------------

SHAREHOLDER FEES                                                   TRUST
                                                                   SHARES
                                                                   -------

Maximum Sales Charge (Load) Imposed on Purchase
  (as a percentage of offering price)*                            5.75%
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value)                               0%
Redemption Fee
 (as a percentage of amount redeemed, if applicable)**               0%

--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
                                                                    TRUST
                                                                    SHARES
                                                                    ------
Investment Advisory Fees                                            0.75%
Distribution and/or Service (12b-1) Fees                            0.00%
Other Expenses                                                          %
   TOTAL ANNUAL FUND OPERATING EXPENSES+                                %

*This sales charge varies depending upon how much you invest. See "Distribution of the Funds - Sales Charges." **Does not include any wire transfer fees, if applicable. +The Fund's Adviser has agreed to contractually waive fees in order to keep total operating expenses for Trust Shares from exceeding ____% for the period through __________.

EXAMPLE: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                         1 YEAR         3 YEARS        5 YEARS       10 YEARS

TRUST SHARES             $___           $___           $____          $____

ROTATING INDEX FUND

FUND SUMMARY

INVESTMENT GOAL                     To seek to approximate the returns of
                                    various broad-based equity market indices as determined by the Fund's Investment Adviser to be the most favorable in a given market environment.

INVESTMENT FOCUS                    Common stocks and index-based securities

PRINCIPAL INVESTMENT STRATEGY       Attempts to emulate the returns of the
                                    broad-based equity index determined by the Adviser to be the most favorable given current economic conditions by investing in the stocks comprising that index or in index-based securities

SHARE PRICE VOLATILITY              Moderate to High

INVESTOR PROFILE                    Long-term investors seeking capital
                                    appreciation

INVESTMENT STRATEGY

The Huntington Rotating Index Fund seeks to approximate the returns of various broad-based equity market indices as determined by the Fund's Investment Adviser to be the most favorable in a given market environment.

The Fund will pursue its objective, under normal market conditions, by investing (either directly or through the ownership of INDEX-BASED SECURITIES, as described below) substantially all of its assets in the stocks that comprise the BROAD-BASED EQUITY INDEX selected by the Adviser. In determining which broad-based equity index the Fund will seek to emulate, the Adviser will use top-down analysis to evaluate broad economic trends, anticipate shifts in the business cycle, and determine which sectors or industries may benefit the most over the next 12 months. The Adviser will continuously monitor the market environment and may shift the index that the Fund emulates when the Adviser determines that another broad-based equity index is more favorable given the current market environment.

Until the total assets of the Fund reach $70 million, the Fund will not invest directly in the individual securities which comprise the index selected by the Adviser, but will instead invest indirectly in the index through its acquisition of INDEX-BASED SECURITIES such as Standard & Poor's Depository Receipts ("SPDRs") and NASDAQ-100 Index Tracking Stock ("NASDAQ 100s").

Although the Fund will attempt to remain fully invested in the composite stocks of the selected broad-based equity index, for liquidity purposes, the Fund may invest in money market instruments.

--------------------------------------------------------------------------------
INDEX-BASED SECURITIES are exchange-traded securities that represent ownership in a long-term investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the S& P 500 Index or the NASDAQ-100 Index.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
A BROAD-BASED EQUITY INDEX is one that provides investors with a performance indicator of the overall applicable stock market or a substantial portion of the market. Examples include, but are not limited to, the Standard & Poor's 500 Composite Index, Dow Jones Industrial Average, NASDAQ-100 Index or Russell 3000 Index. Additionally, indexes emphasizing large, medium or small capitalization companies as well as growth or value stocks would also be considered broad-based. An index is not considered to be broad-based if it is composed of securities of firms in a particular industry or group of related industries.
--------------------------------------------------------------------------------

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices."

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

INVESTMENT STYLE RISK: The possibility that the securities on which this Fund focuses--the stocks of the broad-based equity index selected by the Adviser--will underperform other kinds of investments or market averages.

SMALL COMPANY RISK: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company's financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, as compared to those of larger firms.

The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

For more information about the Fund's investment strategies and more information about these risks, please see "Additional Investment Strategy" and "Glossary of Investment Risks."

PERFORMANCE INFORMATION

THIS SECTION WOULD NORMALLY INCLUDE A BAR CHART AND TABLE SHOWING HOW THE FUND HAS PERFORMED AND HOW PERFORMANCE HAS VARIED FROM YEAR TO YEAR. BECAUSE THE FUND HAD NOT COMMENCED OPERATIONS PRIOR TO THE DATE OF THIS PROSPECTUS, THE BAR CHART AND TABLE ARE NOT SHOWN.

FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

-------------------------------------------------------------------------------

SHAREHOLDER FEES                                                 TRUST
                                                                 SHARES
                                                                 -------

Maximum Sales Charge (Load) Imposed on Purchase
  (as a percentage of offering price)*                               0%
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value)                               0%
Redemption Fee
 (as a percentage of amount redeemed, if applicable)**               0%

--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
                                                                   TRUST
                                                                   SHARES
                                                                   -------
Investment Advisory Fees                                           _____%
Distribution and/or Service (12b-1) Fees                            0.00%
Other Expenses                                                          %

   TOTAL ANNUAL FUND OPERATING EXPENSES+                                %

*This sales charge varies depending upon how much you invest. See "Distribution of the Funds - Sales Charges." **Does not include any wire transfer fees, if applicable. +The Fund's Adviser has agreed to contractually waive fees in order to keep total operating expenses for Trust Shares from exceeding ____%, for the period through __________.

EXAMPLE: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                            1 YEAR            3 YEARS

TRUST SHARES                                $___              $___

MORTGAGE SECURITIES FUND

FUND SUMMARY

INVESTMENT GOAL                     To seek to achieve current income.

INVESTMENT FOCUS                    Mortgage-related securities and REITs

PRINCIPAL INVESTMENT STRATEGY       Invests in mortgage-related securities and
                                    REITs

SHARE PRICE VOLATILITY              Moderate

INVESTOR PROFILE                    Investors willing to accept the risk
                                    of a moderate amount of fluctuation in the value of their investment for the benefit of a higher total return potential

INVESTMENT STRATEGY

The Huntington Mortgage Securities Fund seeks to achieve current income.

The Adviser invests substantially all of the assets of the Mortgage Securities Fund in MORTGAGE-RELATED securities. The Adviser especially focuses on securities which it expects to be less susceptible to prepayment of principal. The Adviser endeavors to maintain a dollar-weighted average portfolio life for the Fund of between three and ten years. The Fund may also invest up to 35% of its assets in REAL ESTATE INVESTMENT TRUSTS ("REITs"). The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

In making its investment decisions, the Adviser considers various economic factors, Federal Reserve policy, interest rate trends and spreads between different types of fixed income securities. In managing the portfolio, the Adviser monitors the Fund's cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics.

--------------------------------------------------------------------------------
MORTGAGE-RELATED SECURITIES are securities, including derivative mortgage securities such as collateralized mortgage obligations (CMOs), whose income is generated by payments of principal and interest on pools of mortgage loans.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
REITS are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code (the "Code").
--------------------------------------------------------------------------------

For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and "Investment Practices."

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates.

CREDIT RISK: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The lower a bond's rating, the greater its credit risk.

PREPAYMENT/CALL RISK: If a significant number of the mortgages underlying a mortgage-backed bond are refinanced, the bond may be "prepaid." Call risk is the possibility that, during periods of declining interest rates, a bond issuer will "call"--or repay--higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates, thus reducing income. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

EXTENSION RISK: As interest rates rise, mortgage-related securities tend to mature later, thus effectively converting shorter-term securities into more volatile long-term securities. This will also affect the Adviser's ability to manage the average life of the Fund.

REAL ESTATE/REIT RISK: The Fund's investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Prepayment/Call Risk and Extension Risk are more pronounced with respect to derivative mortgage securities and can result in reduced liquidity. The principal derivative mortgage securities in which the Fund invests are collateralized mortgage obligations (CMOs).

The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

For more information about these risks, please see "Glossary of Investment
Risks."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR. IF SALES CHARGES HAD BEEN REFLECTED, ITS RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

1993     1994     1995     1996     1997    1998     1999     2000

12.89%   -24.59%  31.10%   6.56%    8.77%   6.41%    1.01%    ___%

Best Quarter                        Worst Quarter
 (6/30/95)                           (6/30/94)
  10.82%                              -13.60%

*THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/2000, TO THOSE OF THE LEHMAN BROTHERS MORTGAGE-BACKED SECURITIES INDEX.

--------------------------------------------------------------------------------
                                                                SINCE CLASS
                                    1 YEAR       5 YEARS         INCEPTION
--------------------------------------------------------------------------------
MORTGAGE SECURITIES FUND

Trust Shares                        _____%         ____%         ____%*
----------------------------------- --------------------------------------------
LEHMAN BROTHERS MORTGAGE-BACKED
   ECURITIES INDEX1
                                    -----%         ----%         ----%+
--------------------------------------------------------------------------------

1 The unmanaged Lehman Brothers Mortgage-Backed Index is generally representative of the mortgage- backed securities market as a whole. *Since 5/2/92.
+Since _______.

FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

--------------------------------------------------------------------------------

SHAREHOLDER FEES
                                                                 TRUST
                                                                 SHARES
                                                                 ------

Maximum Sales Charge (Load) Imposed on Purchase
  (as a percentage of offering price)*                               0%
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value)                               0%
Redemption Fee
 (as a percentage of amount redeemed, if applicable)**               0%

-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
                                                                   TRUST
                                                                  SHARES
                                                                  ------
Investment Advisory Fees                                           0.50%
Distribution and/or Service (12b-1) Fees                           0.00%
Other Expenses                                                         %
   TOTAL ANNUAL FUND OPERATING EXPENSES+                               %

*This sales charge varies depending upon how much you invest. See "Distribution of the Funds - Sales Charges."
**Does not include any wire transfer fees, if applicable.
+The Fund's Adviser has agreed to contractually waive fees in order to keep total operating expenses for Trust Shares from exceeding ____% for the period through __________.

EXAMPLE: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                       1 YEAR          3 YEARS       5 YEARS      10 YEARS

TRUST SHARES           $___            $___          $____         $____

OHIO TAX-FREE FUND

FUND SUMMARY

INVESTMENT GOAL                     To seek to provide current income
                                    exempt from federal income tax and Ohio
                                    personal income taxes.

INVESTMENT FOCUS                    Ohio municipal securities

PRINCIPAL INVESTMENT STRATEGY       Invests primarily in investment-grade Ohio
                                    municipal securities

SHARE PRICE VOLATILITY              Low to Moderate

INVESTOR PROFILE                    Ohio residents seeking income exempt from
                                    federal and state income taxes

INVESTMENT STRATEGY

The Huntington Ohio Tax-Free Fund seeks to provide current income exempt from federal income tax and Ohio personal income taxes.

The Adviser invests substantially all of the assets of the Ohio Tax-Free Fund (at least 80% of net assets) in OHIO TAX-EXEMPT SECURITIES. The securities selected by the Adviser are: (i) rated in one of the top four categories by a Nationally Recognized Statistical Rating Organization; or (ii) not rated, but deemed by the Adviser to be of comparable quality. In addition, these securities will have remaining maturities of no more than 15 years and the Fund's anticipated dollar-weighted average maturity will be between four and ten years. The Adviser also establishes a desired yield level for new issues relative to U.S. Treasury securities.

In managing the portfolio, the Adviser attempts to diversify the Fund's holdings within Ohio as much as possible. In selecting securities, the Adviser monitors economic activity and interest rate trends, reviews financial information relating to each issuer and looks for attractively priced issues. To determine the tax implications of each portfolio transaction, the Adviser evaluates seasonal cash flows from coupon payments, maturities, settlements and tax payments.

For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax or Ohio personal income taxes.

--------------------------------------------------------------------------------
OHIO TAX-EXEMPT SECURITIES are debt obligations which (i) are issued by or on behalf of the state of Ohio or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and Ohio personal income taxes.
--------------------------------------------------------------------------------

For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and "Investment Practices."

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

STATE SPECIFIC RISK: By concentrating its investments in Ohio, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Ohio is largely concentrated in agriculture, motor vehicles and equipment, steel, rubber products and household appliances, and therefore tends to be more cyclical than some other states and the nation as a whole.

DIVERSIFICATION RISK: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, therefore

For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and "Investment Practices."

Fund performance can be significantly affected by the performance of one or a small number of issuers.

INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates.

CREDIT RISK: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The lower a bond's rating, the greater its credit risk.

PREPAYMENT/CALL RISK: If a significant number of the mortgages underlying a mortgage-backed bond are refinanced, the bond may be "prepaid." Call risk is the possibility that, during periods of declining interest rates, a bond issuer will "call"--or repay--higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates, thus reducing income. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

For more information about these risks, please see "Glossary of Investment
Risks."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR. IF SALES CHARGES HAD BEEN REFLECTED, ITS RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

1991     1992     1993    1994    1995   1996    1997    1998     1999     2000

9.06%    6.04%    8.08%  -2.57%  11.35%  3.48%   6.11%   5.16%   -0.92%   ____%

Best Quarter                        Worst Quarter
 (3/31/95)                           (3/31/94)
   4.26%                              -2.70%

*THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/2000, TO THOSE OF THE LEHMAN BROTHERS 5-YEAR GENERAL OBLIGATIONS INDEX.

                                                                    SINCE CLASS
                                    1 YEAR    5 YEARS   10 YEARS    INCEPTION

-------------------------------------------------------------------------------
OHIO TAX-FREE FUND

  Trust Shares                      ____%      ____%     ____%         ____%*
-------------------------------------------------------------------------------
LEHMAN BROTHERS 5-YEAR GENERAL
OBLIGATIONS INDEX1                  ____%      ____%     ____%         ____%+
------------------------------------- -----------------------------------------

1 The unmanaged Lehman Brothers 5-Year General Obligations Index comprises intermediate-term, investment grade bonds with maturities between 4 and 6 years. *Since 10/18/88.
+Since _____.

FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

-------------------------------------------------------------------------------

SHAREHOLDER FEES
                                                                   TRUST
                                                                   SHARES
                                                                  ------

Maximum Sales Charge (Load) Imposed on Purchase
  (as a percentage of offering price)*                               0%
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value)                               0%
Redemption Fee
 (as a percentage of amount redeemed, if applicable)**               0%

-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
                                                                    TRUST
                                                                   SHARES
                                                                   -------
Investment Advisory Fees                                            0.50%
Distribution and/or Service (12b-1) Fees                            0.00%
Other Expenses                                                          %
   TOTAL ANNUAL FUND OPERATING EXPENSES+                                %

*This sales charge varies depending upon how much you invest. See "Distribution of the Funds - Sales Charges."
**Does not include any wire transfer fees, if applicable.
+The Fund's Adviser has agreed to contractually waive fees in order to keep total operating expenses for Trust Shares from exceeding ____% for the period through __________.

EXAMPLE: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                   1 YEAR         3 YEARS         5 YEARS          10 YEARS

TRUST SHARES       $___           $___            $____            $____

MICHIGAN TAX-FREE FUND

FUND SUMMARY

INVESTMENT GOAL                     To seek to provide investors with
                                    current income exempt from both federal and Michigan personal income taxes.


INVESTMENT FOCUS                    Michigan municipal securities

PRINCIPAL INVESTMENT STRATEGY       Invests primarily in investment-grade
                                    Michigan municipal securities

SHARE PRICE VOLATILITY              Low to Moderate

INVESTOR PROFILE                    Michigan residents seeking income exempt
                                    from federal and state income taxes.

INVESTMENT STRATEGY

The Huntington Michigan Tax-Free Fund seeks to provide investors with current income exempt from both federal and Michigan personal income taxes.

The Adviser invests substantially all of the assets of the Michigan Tax-Free Fund in MICHIGAN TAX-EXEMPT SECURITIES. At least 80% of the Fund's annual interest income will be exempt from federal income tax, including the alternative minimum tax. The securities selected by the Adviser for investment will have remaining maturities of no more than 15 years. The Adviser also establishes a desired yield level for new issues relative to U.S. Treasury securities.

In managing the portfolio, the Adviser attempts to diversify the Fund's holdings within Michigan as much as possible. In selecting securities, the Adviser monitors economic activity and interest rate trends, reviews financial information relating to each issuer and looks for attractively priced issues. To determine the tax implications of each portfolio transaction, the Adviser evaluates seasonal cash flows from coupon payments, maturities, settlements and tax payments.

For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax or Michigan personal income taxes.

--------------------------------------------------------------------------------
MICHIGAN TAX-EXEMPT SECURITIES are debt obligations which (i) are issued by or on behalf of the state of Michigan or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and Michigan personal income taxes.
--------------------------------------------------------------------------------

For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and "Investment Practices."

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

STATE SPECIFIC RISK: By concentrating its investments in Michigan, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Michigan is principally dependent upon three sectors: manufacturing (particularly durable goods, automotive products and office equipment), tourism and agriculture. It, therefore, tends to be more cyclical than some other states and the nation as a whole.

DIVERSIFICATION RISK: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.

INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates.

CREDIT RISK: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The lower a bond's rating, the greater its credit risk.

PREPAYMENT/CALL RISK: If a significant number of the mortgages underlying a mortgage-backed bond are refinanced, the bond may be "prepaid." Call risk is the possibility that, during periods of declining interest rates, a bond issuer will "call"--or repay--higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates, thus reducing income. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

For more information about these risks, please see "Glossary of Investment
Risks."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR. IF SALES CHARGES HAD BEEN REFLECTED, ITS RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

1992     1993     1994     1995     1996    1997     1998     1999     2000

7.10%    9.52%    -1.70%   12.27%   3.85%   7.18%    5.18%    -0.54%   ___%

Best Quarter                        Worst Quarter
 (3/31/95)                           (3/31/94)
   4.69%                               -3.21%

*THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/2000, TO THOSE OF THE LEHMAN BROTHERS 5-YEAR MUNICIPAL BOND INDEX.

--------------------------------------------------------------------------------
                                                                    SINCE CLASS
                                  1 YEAR         5 YEARS             INCEPTION
--------------------------------------------------------------------------------
MICHIGAN TAX-FREE FUND1

Trust Shares                   _____%         ____%            ____%*
--------------------------------------------------------------------------------
LEHMAN BROTHERS 5-YEAR
  MUNICIPAL BOND INDEX2
                               -----%         ----%                ----%+
--------------------------------------------------------------------------------
1 Performance data includes the performance of the FMB Michigan Tax-Free Bond Fund for the period prior to its consolidation with the Huntington Michigan Tax-Free Fund on 4/13/98.

2 The unmanaged Lehman Brothers 5-Year Municipal Bond Index is comprised of intermediate-term, investment grade tax-exempt bonds with maturities between 4 and 6 years. *Since 12/2/91.
+Since _____.

FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

--------------------------------------------------------------------------------

SHAREHOLDER FEES
                                                                    TRUST
                                                                   SHARES

Maximum Sales Charge (Load) Imposed on Purchase
  (as a percentage of offering price)*                               0%
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value)                               0%
Redemption Fee
 (as a percentage of amount redeemed, if applicable)**               0%

--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
                                                                    TRUST
                                                                   SHARES
Investment Advisory Fees                                            0.50%
Distribution and/or Service (12b-1) Fees                            0.00%
Other Expenses                                                          %
   TOTAL ANNUAL FUND OPERATING EXPENSES+                                %

*This sales charge varies depending upon how much you invest. See "Distribution of the Funds - Sales Charges."
**Does not include any wire transfer fees, if applicable.
+The Fund's Adviser has agreed to contractually waive fees in order to keep total operating expenses for Trust Shares from exceeding ____% for the period through __________.

EXAMPLE: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                  1 YEAR            3 YEARS           5 YEARS          10 YEARS

TRUST SHARES      $___              $___              $____            $____

FIXED INCOME SECURITIES FUND

FUND SUMMARY

INVESTMENT GOAL                     To seek to achieve high current income
                                    through investment in fixed income
                                    securities where the average maturity of the Fund will not exceed 10 years.

INVESTMENT FOCUS                    U.S. Government obligations, corporate debt
                                    securities, mortgage backed securities

PRINCIPAL INVESTMENT STRATEGY       Focuses on investment-grade fixed income
                                    securities that produce a high level
                                    of income

SHARE PRICE VOLATILITY              Moderate

INVESTOR PROFILE                    Investors willing to accept the risk
                                    of a moderate amount of fluctuation in the value of their investment for the benefit of a higher total return potential

INVESTMENT STRATEGY

The Huntington Fixed Income Securities Fund seeks to achieve high current income through investment in fixed income securities where the average maturity of the Fund will not exceed 10 years.

The Adviser principally invests in a combination of corporate debt, such as bonds, notes and debentures, and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The selection of corporate debt obligations is limited to those: (i) rated in one of the top four categories by a Nationally Recognized Statistical Rating Organization or (ii) not rated, but deemed by the Adviser to be of comparable quality. Within these parameters, the Adviser focuses on securities which offer the highest level of income. For all types of investments, the Adviser considers various economic factors, Federal Reserve policy, interest rate trends, spreads between different types of fixed income securities and the credit quality of existing holdings.

In managing the portfolio, the Adviser monitors the Fund's cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics. The Adviser also follows closely new issue and secondary activity in the corporate debt market.

For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and "Investment Practices."

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates.

CREDIT RISK: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The lower a bond's rating, the greater its credit risk.

PREPAYMENT/CALL RISK: If a significant number of the mortgages underlying a mortgage-backed bond are refinanced, the bond may be "prepaid." Call risk is the possibility that, during periods of declining interest rates, a bond issuer will "call"--or repay--higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates, thus reducing income. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

For more information about these risks, please see "Glossary of Investment
Risks."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR. IF SALES CHARGES HAD BEEN REFLECTED, ITS RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

1991    1992   1993    1994    1995    1996     1997     1998     1999     2000

16.13%  6.54%  10.32% -4.62%  17.95%   2.56%    8.83%    9.18%    -3.84%   ___%

Best Quarter                        Worst Quarter
 (6/30/95)                           (3/31/94)
   6.21%                              -3.47%

*THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/2000, TO THOSE OF THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX.

--------------------------------------------------------------------------
                                                            SINCE CLASS
                         1 YEAR    5 YEARS     10 YEARS     INCEPTION
---------------------------------- ------------ ------------- -----------------
FIXED INCOME SECURITIES
  FUND

Trust Shares             _____%     ____%        ____%        ____%*
-------------------------------------------------------------------------------
LEHMAN BROTHERS
GOVERNMENT/CORPORATE
  BOND INDEX1
                         -----%     ----%        ----%            ----%+
--------------------------------------------------------------------------------

1 The unmanaged Lehman Brothers Government/Corporate Bond Index is comprised of government and investment-grade corporate debt securities of intermediate- and long-term maturities.
*Since 7/3/89.
+Since _______.

FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

--------------------------------------------------------------------------------

SHAREHOLDER FEES
                                                                   TRUST
                                                                   SHARES
                                                                   ------

Maximum Sales Charge (Load) Imposed on Purchase
  (as a percentage of offering price)*                               0%
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value)                               0%
Redemption Fee
 (as a percentage of amount redeemed, if applicable)**               0%

--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
                                                                   TRUST
                                                                   SHARES
                                                                   ------
Investment Advisory Fees                                            0.50%
Distribution and/or Service (12b-1) Fees                            0.00%
Other Expenses                                                          %
   TOTAL ANNUAL FUND OPERATING EXPENSES+                                %

*This sales charge varies depending upon how much you invest. See "Distribution of the Funds - Sales Charges."
**Does not include any wire transfer fees, if applicable.
+The Fund's Adviser has agreed to contractually waive fees in order to keep total operating expenses for Trust Shares from exceeding ____% for the period through __________.

EXAMPLE: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                   1 YEAR            3 YEARS           5 YEARS          10 YEARS

TRUST SHARES       $___              $___              $____            $____

INTERMEDIATE GOVERNMENT INCOME FUND

FUND SUMMARY

INVESTMENT GOAL                     To seek to provide investors with a high
                                    level of current income.

INVESTMENT FOCUS                    U.S. government obligations, mortgage
                                    backed securities

PRINCIPAL INVESTMENT STRATEGY       Focuses on U.S. Government obligations and
                                    mortgage-related securities with
                                    maturities between three and ten years
                                    that produce a high level of income

SHARE PRICE VOLATILITY              Low to Moderate

INVESTOR PROFILE                    Investors willing to accept the risk
                                    of a low to moderate amount of fluctuation in the value of their investment for the benefit of a higher total return

INVESTMENT STRATEGY

The Huntington Intermediate Government Income Fund seeks to provide investors with a high level of current income.

The Adviser invests primarily in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and MORTGAGE-RELATED SECURITIES with dollar-weighted average maturities of not less than three nor more than ten years. Within this range, the Adviser focuses on securities which offer the highest level of income. In general, in order to reduce volatility during periods of interest rate fluctuation, the Adviser invests in securities with a wide range of intermediate maturities. For all types of investments, the Adviser considers various economic factors, Federal Reserve policy, interest rate trends and spreads between different types of fixed income securities.

In managing the portfolio, the Adviser monitors the Fund's cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics.

--------------------------------------------------------------------------------
MORTGAGE-RELATED SECURITIES are securities, including derivative mortgage securities such as collateralized mortgage obligations (CMOs), whose income is generated by payments of principal and interest on pools of mortgage loans.
--------------------------------------------------------------------------------

For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and "Investment Practices."

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates.

PREPAYMENT/CALL RISK: If a significant number of the mortgages underlying a mortgage-backed bond are refinanced, the bond may be "prepaid." Call risk is the possibility that, during periods of declining interest rates, a bond issuer will "call"--or repay--higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates, thus reducing income. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

REINVESTMENT RISK: As prepayment increases as a result of lower interest rates, the proceeds from maturing mortgage-related securities will be reinvested at lower interest rates, thus reducing income.

EXTENSION RISK: As interest rates rise, mortgage-related securities tend to mature later, thus effectively converting shorter-term securities into more volatile long-term securities. This will also affect the Adviser's ability to manage the average life of the Fund.

The above risks are more pronounced with respect to derivative mortgage securities and can result in reduced liquidity. The principal derivative mortgage securities in which the Intermediate Government Income Fund invests are collateralized mortgage obligations (CMOs).

The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

For more information about these risks, please see "Glossary of Investment
Risks."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR. IF SALES CHARGES HAD BEEN REFLECTED, ITS RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

1992     1993     1994     1995     1996    1997     1998     1999     2000

6.58%    8.71%    -2.30%   12.94%   3.84%   7.52%    8.00%    -1.09%   ___%

Best Quarter                        Worst Quarter
 (9/30/98)                           (3/31/94)
   4.52%                               -1.77%

*THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/2000, TO THOSE OF THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX.

--------------------------------------------------------------------------------
                                                                    SINCE CLASS
                                       1 YEAR        5 YEARS         INCEPTION
--------------------------------------------------------------------------------
INTERMEDIATE GOVERNMENT INCOME FUND1

Trust Shares                          _____%         ____%            ____%*
--------------------------------------------------------------------------------
LEHMAN BROTHERS INTERMEDIATE
GOVERNMENT/CORPORATE BOND INDEX2      _____%         ____%            ____%+
--------------------------------------------------------------------------------

1 Performance data includes the performance of the FMB Intermediate Government Income Fund for the period prior to its consolidation with the Huntington Intermediate Government Income Fund on 4/13/98.
2 The unmanaged Lehman Brothers Intermediate Government/Corporate Bond Index is comprised of government and investment-grade corporate debt securities of intermediate- and long-term maturities.
*Since 12/2/91.
+Since _______.

FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

-------------------------------------------------------------------------------

SHAREHOLDER FEES
                                                                  TRUST
                                                                  SHARES
                                                                  ------

Maximum Sales Charge (Load) Imposed on Purchase
  (as a percentage of offering price)*                               0%
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value)                               0%
Redemption Fee
 (as a percentage of amount redeemed, if applicable)**               0%

-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
                                                                    TRUST
                                                                   SHARES
                                                                   ------
Investment Advisory Fees                                            0.50%
Distribution and/or Service (12b-1) Fees                            0.00%
Other Expenses                                                          %
   TOTAL ANNUAL FUND OPERATING EXPENSES+                                %

*This sales charge varies depending upon how much you invest. See "Distribution of the Funds - Sales Charges."
**Does not include any wire transfer fees, if applicable.
+The Fund's Adviser has agreed to contractually waive fees in order to keep total operating expenses for Trust Shares from exceeding ____% for the period through __________.

EXAMPLE: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                    1 YEAR            3 YEARS           5 YEARS        10 YEARS

TRUST SHARES        $___              $___              $____            $____

SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND

FUND SUMMARY

INVESTMENT GOAL                     To seek to achieve current income
                                    through investment in fixed income
                                    securities with a maximum maturity or
                                    average life for individual issues of 5
                                    years or less at the time of purchase and a dollar-weighted average portfolio maturity of more than 2 but less than 5 years.

INVESTMENT FOCUS                    U.S. Government obligations and investment
                                    grade corporate debt securities.

PRINCIPAL INVESTMENT STRATEGY       Focuses on fixed income securities
                                    with maturities of less than 5 years that produce a high level of income.

SHARE PRICE VOLATILITY              Low to Moderate

INVESTOR PROFILE                    Investors willing to accept the risk
                                    of a low to moderate amount fluctuation of their investment for the benefit of a higher total return.

INVESTMENT STRATEGY

The Huntington Short/Intermediate Fixed Income Securities Fund seeks to achieve current income through investment in fixed income securities with a maximum maturity or average life for individual issues of 5 years or less at the time of purchase and a dollar-weighted average portfolio maturity of more than 2 but less than 5 years.

The Adviser invests primarily in corporate debt and U.S. Government securities. The selection of corporate debt obligations is limited to those: (i) rated in one of the top four categories by a Nationally Recognized Statistical Rating Organization or (ii) not rated, but deemed by the Adviser to be of comparable quality. For all types of investments, the Adviser considers various economic factors, Federal Reserve policy, interest rate trends, spreads between different types of fixed income securities and the credit quality of existing holdings.

In managing the portfolio, the Adviser monitors the Fund's cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics. The Adviser also follows closely new issue and secondary activity in the corporate debt market.

For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and "Investment Practices."

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates.

CREDIT RISK: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The lower a bond's rating, the greater its credit risk.

The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

For more information about these risks, please see "Glossary of Investment
Risks."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR. IF SALES CHARGES HAD BEEN REFLECTED, ITS RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

1991       1992    1993     1994    1995    1996    1997    1998   1999   2000
13.62%     6.25%   7.43%   -0.98%  12.81%   4.08%   6.56%   7.13%  1.05%   ___%

Best Quarter                        Worst Quarter
 (12/31/91)                          (3/31/94)
   4.57%                               -1.09%

*THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/2000, TO THOSE OF THE MERRILL LYNCH 1-5 YEAR GOVERNMENT/CORPORATE INDEX.

-------------------------------------------------------------------------------
                                                                    SINCE CLASS
                             1 YEAR      5 YEARS      10 YEARS      INCEPTION
--------------------------------------------------------------------------------
SHORT/INTERMEDIATE FIXED
  INCOME SECURITIES FUND

Trust Shares
                               _____%       ____%           ____%       ____%*
--------------------------------------------------------------------------------
MERRILL LYNCH 1-5 YEAR
GOVERNMENT/CORPORATE INDEX1    _____%       ____%           ____%       ____%+
--------------------------------------------------------------------------------
1 The unmanaged Merrill Lynch 1-5 Year Government/Corporate Index is comprised of government and investment-grade corporate debt securities with maturities between one and five years.
*Since 7/3/89
+Since _______.

FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

-------------------------------------------------------------------------------

SHAREHOLDER FEES
                                                                    TRUST
                                                                   SHARES
                                                                  --------

Maximum Sales Charge (Load) Imposed on Purchase
  (as a percentage of offering price)*                               0%
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value)                               0%
Redemption Fee
 (as a percentage of amount redeemed, if applicable)**               0%

-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
                                                                    TRUST
                                                                   SHARES
                                                                   -------
Investment Advisory Fees                                            0.50%
Distribution and/or Service (12b-1) Fees                            0.00%
Other Expenses                                                          %
   TOTAL ANNUAL FUND OPERATING EXPENSES+                                %

*This sales charge varies depending upon how much you invest. See "Distribution of the Funds - Sales Charges."
**Does not include any wire transfer fees, if applicable.
+The Fund's Adviser has agreed to contractually waive fees in order to keep total operating expenses for Trust Shares from exceeding ____% for the period through __________.

EXAMPLE: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                1 YEAR            3 YEARS           5 YEARS          10 YEARS

TRUST SHARES    $___              $___              $____            $____

SHAREOWNER GUIDE - HOW TO INVEST IN THE HUNTINGTON FUNDS

Before you invest, we encourage you to carefully read the Fund profiles included in this prospectus and consider which Funds are appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund share classes we offer is right for you.

CHOOSING A SHARE CLASS

The Huntington Funds offers different classes of Fund Shares, each of which has different expenses and other characteristics. One class of Fund Shares - Trust - is offered in this prospectus. Two other classes of Fund Shares - Investment A and Investment B Shares - are offered in a separate prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main characteristics of Trust Shares:

TRUST SHARES

[BULLET]        No sales charges.

[BULLET]        No Distribution (12b-1) fees

[BULLET] Available only to fiduciary, advisory, agency and other similar clients of The Huntington National Bank, its affiliates or correspondent banks.

FOR THE ACTUAL PAST EXPENSES OF THE TRUST SHARES, SEE THE INDIVIDUAL FUND PROFILES EARLIER IN THIS PROSPECTUS.

THE FUNDS ALSO OFFER INVESTMENT A SHARES AND INVESTMENT B SHARES. EACH OF THESE CLASSES HAS ITS OWN EXPENSE STRUCTURE. INVESTMENT A AND INVESTMENT B SHARES ARE AVAILABLE TO INVESTORS WHO ARE NOT OTHERWISE ELIGIBLE FOR TRUST SHARES.

DISTRIBUTION OF THE FUNDS

SEI Investments Distribution Co., whose address is One Freedom Valley Road, Oaks, Pennsylvania 19456, serves as the Distributor of the Funds offered by this Prospectus.

PURCHASING SHARES

You may purchase Trust Shares of the Funds offered by this Prospectus on any business day when both the Federal Reserve Bank and the New York Stock Exchange are open.

WHAT SHARES COST

The offering price of a Trust Share is its net asset value (determined after the order is considered received). The Trust calculates the net asset value per share for each Fund offered in this prospectus as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

The Trust attempts to stabilize the net asset value per share for each of the Money Market Funds at $1.00 per share by valuing its portfolio securities using the amortized cost method. The Trust calculates net asset value for each of the other Funds offered by this Prospectus by valuing securities held based on market value. These valuation methods are more fully described in the Trust's Statement of Additional Information.

In order to purchase Trust Shares on a particular day, the Trust must receive payment before 4:00 p.m. (Eastern Time) that day. You will begin earning dividends on the day of your investment in the Money Market Fund or the U.S. Treasury Money Market Fund if the Trust receives payment before 1:00 p.m. (Eastern Time). The applicable cut-off time for the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund is 10:30 a.m. (Eastern Time). Orders placed through an intermediary, such as your Huntington Account Administrator or the Huntington Investment Company, must be received and transmitted to the Trust before the applicable cut-off time in order for shares to be purchased that day. It is the intermediary's responsibility to transmit orders promptly, however, you should allow sufficient time for orderly processing and transmission.

The Trust reserves the right to suspend the sale of shares of any of the Funds temporarily and the right to refuse any order to purchase shares of any of the Funds.

If the Trust receives insufficient payment for a purchase, it will cancel the purchase and may charge you a fee. In addition, you will be liable for any losses incurred by the Trust in connection with the transaction.

HOW TO BUY TRUST SHARES

1. MINIMUM INVESTMENT REQUIREMENTS:

   [BULLET] $1,000 for initial investments outside the Systematic Investment
            Program

   [BULLET] $500 for subsequent investments

   [BULLET] $50 for initial and subsequent investments through the Systematic
            Investment Program

2. CALL

   [BULLET] Your Huntington Account Administrator

3. MAKE PAYMENT

   [BULLET] By check payable to the applicable Huntington Fund-Trust Shares to:

                  The Huntington Funds
                  c/o The Huntington National Bank
                  41 South High Street
                  Columbus, Ohio  43287

(The Trust will treat your order as having been received once payment is converted to federal funds by the Trust's transfer agent)

                                       OR

   [BULLET] By federal funds wire to:

                  The Huntington National Bank
                  ABA 044000024
                  Trust Department
                  Account Number 01891160404
                  Huntington Retail

                  Attention: Shareholder Services

(The Trust will treat your order as having been received immediately upon receipt by the Trust's transfer agent)

                                       OR

   [BULLET] Through the Systematic Investment Program

(Once you become a participant in the Program, your investments will be made automatically at your requested intervals)

Other methods of acceptable payment are discussed in the Statement of Additional Information.

SYSTEMATIC INVESTMENT PROGRAM

You may invest on a regular basis in Trust Shares of one or more Funds offered by this Prospectus through the Systematic Investment Program. To participate, you must open an account with the Trust by calling (800) 253-0412 and invest at least $50 at periodic intervals.

Once you have signed up for the Program, the Trust will automatically withdraw money from your bank account and invest it in Trust Shares of the Fund you specify. Your participation in the Program may be canceled if you do not maintain sufficient funds in your bank account to pay for your investment.

EXCHANGING SHARES

On any business day when both the Federal Reserve Bank and the New York Stock Exchange are open, you may exchange Trust Shares of the Funds for Trust Shares of any other Huntington Fund offering such shares. The Trust makes these exchanges at net asset value (determined after the order is considered received).

In order to exchange Trust Shares on a particular day, the Trust must receive your request before 4:00 p.m. (Eastern Time) that day. The information in this Prospectus refers only to the Funds offered herein. Please refer to the Prospectus that corresponds to the Fund you are exchanging.

The Trust may terminate or modify the exchange privilege at any time. In the case of termination or material changes other than the elimination of applicable sales charges, you will be given 60 days' prior notice.

An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, you may realize a short or long-term capital gain or loss.

The Statement of Additional Information contains more information about exchanges.

HOW TO EXCHANGE SHARES

1. SATISFY THE MINIMUM ACCOUNT BALANCE REQUIREMENTS
   [BULLET] You must maintain the required minimum account balance in the Fund out of which you are exchanging shares.

2. CALL (You must have completed the appropriate section on your account application)
   [BULLET] The Huntington Funds at (800) 253-0412
   [BULLET] The Huntington Investment Company at (800) 322-4600
   [BULLET] Your Huntington Account Administrator

                                    OR
   WRITE
   [BULLET] The Huntington Funds
            P.O. Box 8526
            Boston, MA  02266

3. PROVIDE THE REQUIRED INFORMATION
   [BULLET] Specify that you are exchanging OUT OF Trust Shares of the designated fund.
   [BULLET] Your account number
   [BULLET] The name and address on your account
   [BULLET] The dollar amount or number of shares to be exchanged
   [BULLET] Name of the Fund into which you wish to make the exchange (exchange
            INTO)
   [BULLET] Your signature (for written requests)

(For corporations, executors, administrators, trustees and guardians, and in certain other special circumstances, telephone exchanges will not be available and you will need a signature guarantee in order to make an exchange)

ABOUT REDEEMING TRUST SHARES

You may redeem Trust Shares of the Funds offered by this Prospectus on any business day when both the Federal Reserve Bank and the New York Stock Exchange are open.

The price at which the Trust will redeem a Trust Share will be its net asset value (determined after the order is considered received). The Trust calculates the net asset value per share for each Fund offered in this Prospectus as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern
Time).

In order to redeem Trust Shares of the Money Market Fund or the U.S. Treasury Money Market Fund on a particular day, the Trust must receive your request before 1:00 p.m. (Eastern Time) that day. The applicable cut-off time is 10:30 a.m. (Eastern Time) for the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund and 3:00 p.m. (Eastern Time) for each of the Equity and Income Funds.

For shareholders who request redemptions prior to the applicable cut-off time for the Fund being redeemed, usually the proceeds will be wired or a check will be mailed on the same day; for redemption requests received after the cut-off time, usually proceeds will be wired or a check will be mailed the following business day after net asset value is next determined. Redemption requests made through The Huntington Investment Company or a Huntington Account Administrator will be promptly submitted to the Trust. Proceeds are wired to an account designated in writing by the shareholder at any domestic commercial bank which is a member of the Federal Reserve System. Proceeds to be paid by check are sent to the shareholder's address of record.

To the extent permitted by federal securities laws, the Trust reserves the right to suspend the redemption of shares of any of the Funds temporarily under extraordinary market conditions such as market closures or suspension of trading by the Securities and Exchange Commission. The Trust also reserves the right to postpone payment for more than seven days where payment for shares to be redeemed has not yet cleared.

The Trust may terminate or modify the methods of redemption at any time. In such case, you will be promptly notified.

REDEMPTION OF ACCOUNTS WITH BALANCES UNDER $1,000

Due to the high cost of maintaining accounts with low balances, if your Trust Shares account balance in any one Fund falls below $1,000, the Trust may choose to redeem those shares and close that account without your consent. The Trust will not close any account which is held through a retirement plan or any account whose value falls below $1,000 as a result of changes in a Fund's net asset value. If the Trust plans to close your account, it will notify you and provide you with 30 days to add to your account balance.

HOW TO REDEEM TRUST SHARES

1. CALL (You must have completed the appropriate section on your account application) C The Huntington Funds at (800) 253-0412; C The Huntington Investment Company at (800) 322-4600; or C your Huntington Account Administrator.

                                    OR
   WRITE
   [BULLET] The Huntington Funds
            P.O. Box 8526
            Boston, MA  02266

2. PROVIDE THE REQUIRED INFORMATION
   [BULLET] The name of the Fund from which you wish to redeem shares [BULLET] Your account number
   [BULLET] The name and address on your account
   [BULLET] Your bank's wire transfer information (for wire transfers) [BULLET] The dollar amount or number of shares you wish to redeem [BULLET] Your signature (for written requests)

   (If you request a redemption of over $50,000, request any redemption to be sent to an address other than the address on record with the Trust or request any redemption to be paid to a person or persons other than the shareholder(s) of record, you will need a signature guarantee in order to redeem)

SYSTEMATIC WITHDRAWAL PROGRAM

You may choose to receive periodic payments from redemptions of Trust Shares, , of one or more Funds you hold through the Systematic Withdrawal Program. To participate, you must have an account balance with the Trust of at least $10,000. Once you have signed up for the Program by calling the Trust, The Huntington Investment Company or your Account Adminstrator, the Trust will automatically redeem shares from your account and electronically send the proceeds to the bank account you specify.

MANAGEMENT OF THE TRUST

The Trustees of the Trust are responsible for generally overseeing the conduct of each Fund's business. Huntington, whose address is Huntington Center, 41 South High Street, Columbus, Ohio 43287, serves as investment adviser to the Funds pursuant to investment advisory agreements with the Trust.

INVESTMENT ADVISER

Subject to the supervision of the Trustees, Huntington provides a continuous investment program for the Funds, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Funds.

Huntington is an indirect, wholly-owned subsidiary of Huntington Bancshares Incorporated (HBI), a registered bank holding company with executive offices located at Huntington Center, 41 South High Street, Columbus, Ohio 43287. With $___ billion in assets as of December 31, 2000, HBI is a major Midwest regional bank holding company. Huntington, a recognized investment advisory and fiduciary services subsidiary of HBI, provides investment advisory services for corporate, charitable, governmental, institutional, personal trust and other assets. Huntington is responsible for $___ billion of assets, and has investment discretion over approximately $___ billion of that amount.

Huntington has served as a mutual fund investment adviser since 1987 and has over 75 years of experience providing investment advisory services to fiduciary accounts.

During the fiscal year ended December 31, 2000, the Trust paid Huntington management fees as a percentage of average net assets as follows:

------------------------------------------------------
                                            0.27%
Money Market Fund

Ohio Municipal Money Market Fund            0.25%

U.S. Treasury Money Market Fund             0.20%

Florida Tax-Free Money Fund                 0.20%

Growth Fund                                 0.60%

Income Equity Fund                          0.60%

Mortgage Securities Fund                    0.30%

Ohio Tax-Free Fund                          0.50%

Michigan Tax-Free Fund                      0.43%

Fixed Income Securities Fund                0.50%

Intermediate Government Income Fund         0.45%
Short/Intermediate Fixed Income
     Securities Fund                        0.50%
-----------------------------------------------------

Huntington is also responsible for providing administration, accounting and custodian services to the Trust. Huntington receives 0.11% of each Fund's average daily net assets for administrative services, 0.03% for accounting services, and 0.026% for custodian services.

PORTFOLIO MANAGERS

All investment decisions for the Huntington Funds are made by a team of investment professionals, all of whom take an active part in the decision making process.

DIVIDENDS AND DISTRIBUTIONS

The Money Market Funds declare dividends on investment income daily and pay them monthly. These Funds also make distributions of net capital gains, if any, at least annually.

Each of the other Funds offered by this Prospectus declares and pays dividends on investment income monthly. The Funds also make distributions of net capital gains, if any, at least annually.

DISTRIBUTION OPTIONS

All dividends and distributions payable to a holder of Trust Shares will be automatically reinvested in additional shares of the same class of the income-producing Fund, unless the shareholder makes an alternative election. Shareholders of any of the Funds offered by this Prospectus may choose to receive all distributions in cash. Shareholders of any of the Funds offered by this Prospectus may choose to reinvest capital gains distributions, but receive all other distributions in cash.

TAX CONSEQUENCES

There are many important tax consequences associated with investment in the Funds offered by this Prospectus. Please read the summary below and consult your tax advisor regarding the specific federal, state and local tax consequences applicable to your investment.

FEDERAL INCOME TAXES

Each of the Funds offered by this Prospectus intends to distribute to shareholders dividends of its net investment income and distributions of capital gains. The income dividends distributed by the Ohio Municipal Money Market Fund, the Florida Tax-Free Money Fund, the Ohio Tax-Free Fund and the Michigan Tax-Free Fund are generally intended to be tax-exempt. For any portion of these Funds not invested in tax-exempt securities, and for all other Funds offered by this Prospectus, distributions of income, whether or not they are reinvested in Fund shares, may be subject to federal income tax. In addition, if you are subject to the alternative minimum tax, you will have to pay tax on any portion of income dividends attributable to investments in certain "private activity" bonds.

For all of the Funds offered by this Prospectus, capital gains distributions may be subject to federal taxation. The rate at which you may be taxed can vary depending on the length of time a Fund holds a security.

An exchange of a Fund's shares for shares of another Fund will be treated as a sale of the Fund's shares and, as with all sales, exchanges or redemptions of Fund shares, any gain on the transaction will be subject to federal income tax.

STATE INCOME TAXES

In addition to the exemption from federal income taxes, the income dividends distributed by the Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund are generally intended to be exempt from Ohio personal income taxes. Similarly, the income dividends distributed by the Michigan Tax-Free Fund are generally intended to be exempt from Michigan city and state personal income taxes and the Michigan single business tax. For any portion of these Funds not invested in tax-exempt securities, distributions of income dividends may be subject to state taxation.

With respect to the Florida Tax-Free Money Fund, the state of Florida does not currently impose an income tax on individuals, but does impose such a tax on corporations. Consequently, the income dividends distributed by the Florida Tax-Free Money Fund will not be subject to Florida taxation for individuals, but may be taxable to corporate shareholders (including limited liability company shareholders that are taxed as corporations for federal income tax purposes).

The Florida Tax-Free Money Fund is also intended to exempt its shareholders from Florida's intangible personal property tax. If on the last business day of any year, the Florida Tax-Free Money Fund consists solely of notes, bonds and other obligations issued by the State of Florida or its municipalities, counties and other taxing districts, or by the U.S. government, its agencies and certain U.S. territories and possessions (such as Guam, Puerto Rico and the Virgin Islands) the Fund's shares will be exempt from the Florida intangible tax payable in the following year.

In order to take advantage of the exemption from the intangible tax in any year, the Florida Tax-Free Money Fund must sell any non-exempt assets held in its portfolio during the year and reinvest the proceeds in exempt assets on or before the last business day of the calendar year. Transactions costs involved in restructuring a fund in this manner would likely reduce investment return and might exceed any increased investment return the Fund achieved by investing in non-exempt assets during the year.

FINANCIAL HIGHLIGHTS - MONEY MARKET FUNDS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

         The following financial highlights for the periods or years ended December 31, 1997, 1998, 1999 and 2000 were audited by ____________________. The financial highlights for the period or year ended December 31, 1996 was audited by the Trust's former auditors. ____________ report is included in the Trust's 2000 Annual Report to Shareholders and will be incorporated by reference into (considered a legal part of) the Statement of Additional Information.

                                                     DISTRIBUTIONS
                                                           TO
                      NET ASSET                       SHAREHOLDERS
                        VALUE,                          FROM NET        NET ASSET
   YEAR ENDED       BEGINNING OF     NET INVESTMENT    INVESTMENT      VALUE, END         TOTAL
   DECEMBER 31          PERIOD          INCOME            INCOME        OF PERIOD         RETURN         EXPENSES
  ------------      ------------   ---------------   -------------     -----------      ---------      -----------
TRUST SHARES
MONEY MARKET
2000
1999                   $1.00          $0.05           $(0.05)          $1.00             4.77%            0.49%
1998                    1.00           0.05            (0.05)           1.00             5.13%            0.50%
1997                    1.00           0.05            (0.05)           1.00             5.17%            0.51%
1996                    1.00           0.05            (0.05)           1.00             5.01%            0.53%
OHIO MUNICIPAL MONEY MARKET
2000
1999                   $1.00          $0.03           $(0.03)          $1.00             2.79%            0.48%
1998                    1.00           0.03            (0.03)           1.00             3.07%            0.47%
1997                    1.00           0.03            (0.03)           1.00             3.27%            0.45%
1996                    1.00           0.03            (0.03)           1.00             3.14%            0.42%
U.S. TREASURY MONEY MARKET
2000
1999                   $1.00          $0.04           $(0.04)          $1.00             4.53%            0.04%
1998                    1.00           0.05            (0.05)           1.00             4.95%            0.40%
1997                    1.00           0.05            (0.05)           1.00             5.06%            0.42%
1996                    1.00           0.05            (0.05)           1.00             4.98%            0.42%
FLORIDA TAX-FREE MONEY
2000
1999                   $1.00          $0.03           $(0.03)          $1.00             2.78%            0.49%
(a)  This voluntary expense decrease, as a result of a waiver by the Adviser, is reflected in both the expense and net investment income ratios shown above.

                                                        55

       NET              EXPENSE        NET ASSETS
   INVESTMENT           WAIVER/       END OF PERIOD
     INCOME        REIMBURSEMENT(A)   (000 OMITTED)
   ---------       ----------------  --------------
      4.67%                --           $633,055
      4.99%                --            700,540
      5.06%                --            424,050
      4.90%                --            337,962

      2.74%                 0.05%        $90,804
      3.03%                 0.05%        102,606
      3.23%                 0.07%         72,667
      3.10%                 0.12%         56,654

      4.42%                --           $404,501
      4.84%                --            447,305
      4.95%                --            483,548
      4.87%                --            474,593

      2.78%                 0.30%        $25,295

FINANCIAL HIGHLIGHTS - EQUITY FUNDS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

         The following financial highlights for the periods or years ended December 31, 1997, 1998, 1999 and 2000 were audited by _________________. The financial highlights for the period or year ended December 31, 1996 was audited by the Trust's former auditors. __________ report is included in the Trust's 2000 Annual Report to Shareholders and will be incorporated by reference into (considered a legal part of) the Statement of Additional Information.


                                                                                        DISTRIBUTIONS
                                                                                              TO        DISTRIBUTIONS
                                              NET REALIZED                DISTRIBUTIONS  SHAREHOLDERS        TO
                                                  AND                          TO         FROM NET      SHAREHOLDERS
                   NET ASSET                  UNREALIZED                  SHAREHOLDERS    REALIZED       IN EXCESS
                    VALUE,          NET      GAIN/(LOSS)    TOTAL FROM      FROM NET         GAIN ON       OF NET
  YEAR ENDED      BEGINNING     INVESTMENT        ON        INVESTMENT     INVESTMENT    INVESTMENT       INVESTMENT
  DECEMBER 31     OF PERIOD       INCOME      INVESTMENTS   OPERATIONS      INCOME       TRANSACTIONS      INCOME
 -------------   ------------   ------------  ------------  -----------  ------------- --------------  --------------

TRUST SHARES
GROWTH
2000
1999                 $49.78          $0.30          $6.16         $6.46        $(0.30)        $(6.42)            --
1998                  43.48           0.29           7.69          7.98         (0.29)         (1.21)       $(0.18)
1997                  33.97           0.29          11.63         11.92         (0.29)         (2.12)            --
1996                  30.81           0.40           4.72          5.12         (0.40)         (1.56)            --
INCOME EQUITY
2000
1999                  $40.85         $1.16        $(3.87)       $(2.71)        $(1.14)        $(0.27)       $(0.02)
1998                   36.30          1.09           5.26          6.35         (1.09)         (0.71)            --
1997                   30.26          1.03           6.70          7.73         (1.04)         (0.65)            --
1996                   27.25          1.00           3.51          4.51         (1.00)         (0.50)            --

(a) This voluntary expense decrease, as a result of a waiver by the Adviser, is reflected in both the expense and net investment income ratios shown above.

                                                        57




                  NET ASSET                                    NET                          NET ASSETS,
     TOTAL        VALUE, END                               INVESTMENT    EXPENSE WAIVER/   END OF PERIOD     PORTFOLIO
 DISTRIBUTIONS    OF PERIOD    TOTAL RETURN    EXPENSES      INCOME      REIMBURSEMENT(B)  (000) OMITTED   TURNOVER RATE
--------------  -------------  ------------   ----------  -----------   ----------------- -------------- ----------------

$(6.72)             $49.52         13.59%         0.82%         0.57%           --           $295,268           10%
(1.68)               49.78         18.55%         0.79%         0.62%           --            322,564           11%
(2.41)               43.48         35.37%         0.80%         0.73%           --            228,138           12%
(1.96)               33.97         16.72%         0.83%         1.20%           --            175,764           21%

$(1.43)             $36.71         (6.75)%        0.82%         2.93%           --           $225,647           20%
(1.80)               40.85         17.79%         0.81%         2.83%           --            249,051           13%
(1.69)               36.30         25.99%         0.81%         3.08%           --            214,625           24%
(1.50)               30.26         16.88%         0.82%         3.50%           --            172,767           25%

FINANCIAL HIGHLIGHTS - INCOME FUNDS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

         The following financial highlights for the periods or years ended December 31, 1997, 1998, 1999 and 2000 were audited by ____________________. The financial highlights for the period or year ended December 31, 1996 was audited by the Trust's former auditors. ____________ report is included in the Trust's 2000 Annual Report to Shareholders and will be incorporated by reference into (considered a legal part of) the Statement of Additional Information.


                                                                                        DISTRIBUTIONS
                                                                                              TO
                                              NET REALIZED                DISTRIBUTIONS  SHAREHOLDERS
                                                  AND                          TO         FROM NET       DISTRIBUTIONS
                   NET ASSET                  UNREALIZED                  SHAREHOLDERS    REALIZED        IN EXCESS
                    VALUE,          NET       GAIN/(LOSS)   TOTAL FROM      FROM NET       GAIN ON         OF NET
  YEAR ENDED      BEGINNING     INVESTMENT        ON        INVESTMENT     INVESTMENT    INVESTMENT       INVESTMENT
  DECEMBER 31     OF PERIOD       INCOME      INVESTMENTS   OPERATIONS      INCOME       TRANSACTIONS      INCOME(A)
 -------------   ------------   ------------  ------------  -----------  ------------- --------------  --------------

TRUST SHARES
OHIO TAX-FREE
2000
1999                 $21.83          $0.95         $(1.15)       $(0.20)       $(0.94)        $(0.01)            --
1998                  21.74           0.98           0.11          1.09         (0.98)         (0.02)            --
1997                  21.49           1.01           0.27          1.28         (1.02)         (0.01)            --
1996                  21.77           1.01          (0.28)         0.73         (1.01)            --             --
FIXED INCOME
2000
1999                 $21.78          $1.23         $(2.05)       $(0.82)       $(1.22)            --             --
1998                  21.41           1.26           0.65          1.91         (1.26)        $(0.28)            --
1997                  20.94           1.31           0.47          1.78         (1.31)            --             --
1996                  21.78           1.34          (0.83)         0.51         (1.35)            --             --
MORTGAGE SECURITIES
2000
1999                  $8.25          $0.47         $(0.39)        $0.08        $(0.47)            --             --
1998(c)                8.24           0.50           0.01          0.51         (0.50)            --             --
1997(d)                8.06           0.52           0.16          0.68         (0.50)            --             --
1996(d)                8.09           0.55          (0.04)         0.51         (0.54)            --             --
SHORT/INTERMEDIATE FIXED INCOME
2000
1999                 $20.13          $1.10         $(0.90)        $0.20        $(1.09)            --             --
1998                  20.04           1.15           0.24          1.39         (1.15)        $(0.15)            --
1997                  19.96           1.19           0.08          1.27         (1.19)            --             --
1996                  20.35           1.17          (0.37)         0.80         (1.19)            --             --

(a) Distributions in excess of net investment income were the result of certain book and tax timing differences.
These distributions do not represent a return of capital for federal income tax purposes.
(b)  This voluntary expense decrease, as a result of a waiver by the Adviser, is reflected in both the expense and net investment income ratios shown above.
(c)  Effective April 24, 1998, Piper Capital Management, Inc. ceased to serve as subadviser for Mortgage
Securities Fund.
(d)  Per share information presented is based upon the monthly number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.

                                                        59



                   NET ASSET                                    NET                          NET ASSETS,
     TOTAL         VALUE, END                               INVESTMENT    EXPENSE WAIVER/   END OF PERIOD     PORTFOLIO
 DISTRIBUTIONS     OF PERIOD    TOTAL RETURN    EXPENSES      INCOME      REIMBURSEMENT(B)  (000) OMITTED   TURNOVER RATE
--------------   -------------  ------------   ----------  -----------   ----------------- -------------- ----------------
      $(0.95)        $20.68        (0.92)%        0.82%         4.44%                --       $52,723           11%
       (1.00)         21.83         5.16%         0.73%         4.50%                --        63,148            9%
       (1.03)         21.74         6.11%         0.72%         4.72%                --        64,325           14%
       (1.01)         21.49         3.48%         0.76%         3.48%                --        64,799            6%

      $(1.22)        $19.74        (3.84)%        0.74%         5.99%                --      $150,787           44%
       (1.54)         21.78         9.18%         0.70%         5.78%                --       168,453           47%
       (1.31)         21.41         8.83%         0.70%         6.26%                --       153,374          116%
       (1.35)         20.94         2.56%         0.74%         6.39%                --       144,038           16%

      $(0.47)         $7.86         1.01%         0.95%         5.81%             0.20%       $32,193           20%
       (0.50)          8.25         6.41%         0.63%         6.09%             0.20%        34,991           17%
       (0.50)          8.24         8.77%         0.66%         6.39%             0.20%        37,057           63%
       (0.54)          8.06         6.56%         0.67%         6.86%             0.29%        39,566           90%

      $(1.09)        $19.24         1.05%         0.73%         5.60%                --      $113,341           92%
       (1.30)         20.13         7.13%         0.71%         5.68%                --       127,715           61%
       (1.19)         20.04         6.56%         0.71%         5.94%                --       126,845          160%
       (1.19)         19.96         4.08%         0.72%         5.83%                --       125,514           39%

                                                        60

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

         The following financial highlights for the periods or years ended December 31, 1999 and 2000, the seven-month period ended December 31, 1998 and the six-month period ended May 31, 1998 were audited by ______________________. The financial highlights for the periods or years ended December 31, 1996 and 1997 have been derived from the financial statements for the Consumer Class of shares of the FMB Michigan Tax-Free Bond Fund and the FMB Intermediate Government Income Fund (the "MB Funds", the funds which were reorganized to create the Michigan Tax-Free Fund and the Intermediate Government Income Fund, respectively on April 6, 1998, and were audited by the FMB Funds' auditors. _______________ report is included in the Trust's 2000 Annual Report to Shareholders and will be incorporated by reference into (considered a legal part of) the Statement of Additional Information.

                                                                                          DISTRIBUTIONS
                                                                           DISTRIBUTIONS       TO
                                              NET REALIZED                      TO        SHAREHOLDERS
                   NET ASSET                       AND                     SHAREHOLDERS FROM NET REALIZED
                    VALUE,          NET        UNREALIZED     TOTAL FROM     FROM NET       GAIN ON
    PERIOD         BEGINNING     INVESTMENT    GAIN/(LOSS)    INVESTMENT    INVESTMENT      INVESTMENT
   ENDED,(A)       OF PERIOD       INCOME   ON INVESTMENTS    OPERATIONS      INCOME       TRANSACTIONS
-------------    -------------  ----------- ---------------  ------------  ------------ ------------------

TRUST SHARES
MICHIGAN TAX-FREE
2000
1999                 $10.99         $0.49         $(0.55)       $(0.06)       $(0.49)            --
1998(c)               10.97          0.29           0.06          0.35         (0.31)        $(0.02)
1998(d)               10.89          0.25           0.06          0.31         (0.23)            --
1997(e)               10.79          0.50           0.10          0.60         (0.50)            --
1996(e)               10.79          0.50             --          0.50         (0.50)            --
INTERMEDIATE GOVERNMENT INCOME
2000
1999                 $10.42         $0.55         $(0.66)       $(0.11)       $(0.55)            --
1998(c)               10.23          0.33           0.21          0.54         (0.35)            --
1998(d)               10.16          0.29           0.04          0.33         (0.26)            --
1997(e)               10.13          0.59           0.02          0.61         (0.58)            --
1996(e)               10.24          0.59          (0.10)         0.49         (0.60)            --

(a) The fiscal year end of Huntington Michigan Tax-Free Fund and Huntington
Intermediate Government Income Fund was changed from November 30 to May 31, and subsequently to December 31 to coincide with the other Huntington Funds.
(b) This voluntary expense decrease, as a result of a waiver by the Adviser, is reflected in both the expense and net investment income ratios shown above.
(c)  Seven months ended December 31.
(d)  Six months ended May 31.
(e)  Year ended November 30.
(f)  Expense ratios reflect operating expenses in effect during the period prior to and subsequent to the reorganization with the FMB Funds.
(g)  Computed on an annualized basis.
(h)  Not annualized.

                                                  61



                  NET ASSET                                    NET                          NET ASSETS,
     TOTAL        VALUE, END                               INVESTMENT    EXPENSE WAIVER/   END OF PERIOD     PORTFOLIO
 DISTRIBUTIONS    OF PERIOD    TOTAL RETURN    EXPENSES      INCOME      REIMBURSEMENT(B)  (000) OMITTED   TURNOVER RATE
--------------  -------------  ------------   ----------  -----------   ----------------- -------------- ----------------
  $(0.49)           $10.44      (0.54)%        0.74%            4.57%         0.07%              $20,809       6%
   (0.33)            10.99       3.31%(h)      0.67%(g)         4.57%(g)      0.07%(g)            23,995       7%(h)
   (0.23)            10.97       2.86%(h)      0.75%(f)(g)      4.55%(g)      0.14%(g)            27,440       2%(h)
   (0.50)            10.89       5.73%         0.73%            4.66%         0.27%               24,954       7%
   (0.50)            10.79       4.78%         0.68%            4.72%         0.37%               23,082      16%

  $(0.55)             $9.76     (1.09)%        0.73%            5.45%         0.05%              $99,566      14%
   (0.35)             10.42      5.34%(h)      0.69%(g)         5.38%(g)      0.05%(g)           109,261       7%(h)
   (0.26)             10.23      3.33%(h)      0.76(f)(g)%      5.67%(g)      0.02%(g)           116,317      14%(h)
   (0.58)             10.16      6.27%         0.79%            5.91%           --               115,064      28%
   (0.60)             10.13      4.97%         0.79%            5.89%           --               108,047      16%



ADDITIONAL INVESTMENT STRATEGIES

FUNDAMENTAL INVESTMENT POLICIES

The following are fundamental policies of the indicated Fund:

OHIO MUNICIPAL MONEY MARKET FUND

[BULLET] at least 65% of total assets invested in Ohio tax-exempt securities.

[BULLET] at least 80% of annual interest income exempt from federal regular income tax. Income which is subject to alternative minimum tax will not be counted towards satisfying this policy.

FLORIDA TAX-FREE MONEY FUND

[BULLET] at least 65% of total assets invested in Florida tax-exempt securities.

[BULLET] at least 80% of annual interest income exempt from federal regular income tax. Income which is subject to alternative minimum tax will not be counted towards satisfying this policy.

U.S. TREASURY MONEY MARKET FUND

[BULLET] at least 65% of total assets invested in direct obligations of the U.S. Treasury and repurchase agreements collateralized by such obligations.

GROWTH FUND

[BULLET] at least 65% of total assets invested in equity securities.

INCOME EQUITY FUND

[BULLET] at least 65% of total assets invested in common stock, securities convertible into common stock and securities deemed by the Adviser to have common stock characteristics.

ROTATING INDEX FUND

[BULLET] at least 80% of total assets invested, directly or indirectly through index-based securities, in stocks comprising the broad-based equity index that the Adviser has chosen to emulate.

MORTGAGE SECURITIES FUND

[BULLET] at least 65% of total assets invested in mortgage-related securities, including derivative mortgage securities. Collateralized mortgage obligations (CMOs) issued by private entities will not be counted towards satisfying this requirement.

OHIO TAX-FREE FUND

[BULLET] at least 80% of total assets invested in Ohio tax-exempt securities.

[BULLET] no investment in securities which generate income treated as a preference item for federal alternative minimum tax purposes.

                                                63



MICHIGAN TAX-FREE FUND

[BULLET] at least 65% of total assets invested in Michigan tax-exempt securities.

[BULLET] no more than 20% of net assets invested in securities which generate income treated as a preference item for federal alternative minimum tax purposes.

FIXED INCOME SECURITIES FUND

[BULLET] at least 65% of total assets invested in fixed income securities.

INTERMEDIATE GOVERNMENT INCOME FUND

[BULLET] at least 65% of total assets in obligations issued or guaranteed by the U.S. Government its agencies or instrumentalities and mortgage-related securities with dollar-weighted average maturities of not less than three or more than ten years.

SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND

[BULLET] at least 65% of total assets in fixed income securities.

ADDITIONAL INVESTMENT POLICIES

ROTATING INDEX FUND. For the period that the Fund is invested in a particular broad-based equity index, the Fund attempts to achieve a correlation of at least 95% between the total return of its nets assets before expenses and the total return of the index selected by the Adviser.

Investors often look to indexes as a standard of performance. Indexes are model portfolios, groups of stocks or bonds selected to represent not actual securities, but an entire market. One way an index fund can seek to match an index's performance, before fees and expenses, is through buying all the index's securities in the same proportion as they are reflected in the index.

As discussed in the Fund Summary, until total assets of the Fund reach $70 million, the Fund will not invest directly in the individual securities which comprise the selected broad-based equity index, but instead will invest indirectly in the index through its acquisition of index-based securities. Investing through the Fund in index-based securities involves certain additional expenses and certain tax results which would not be present in a direct investment in individual securities.

By investing in the index-based securities indirectly through the Fund (for the period in which the Fund does not have sufficient assets to invest directly in index stocks), an investor will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the issuer of the index-based security. In addition, an investor will bear his proportionate share of expenses, if any, related to the distribution of the Fund's shares, and he may also indirectly bear transaction fees paid by the Fund incurred in the purchase of index-based securities. Finally, an investor should recognize that, as a result of the Fund's policies of investing in index-based securities, he may receive taxable capital gains distributions to a greater extent than would be the case if he invested directly in the securities comprising the index.

INVESTMENT PRACTICES

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed-income securities are subject primarily to market, credit and prepayment risk. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for more details about these and other securities in which the Funds may invest.

FUND NAME                                                           FUND CODE


Money Market Fund                                                      1
Ohio Municipal Money Market Fund                                       2
Florida Tax-Free Money Fund                                            3
U.S. Treasury Money Market Fund                                        4

Growth Fund                                                            5
Income Equity Fund                                                     6
Rotating Index Fund                                                    7

Mortgage Securities Fund                                               8
Ohio Tax-Free Fund                                                     9
Michigan Tax-Free Fund                                                10
Fixed Income Securities Fund                                          11
Intermediate Government Income Fund                                   12
Short/Intermediate Government Income Fund                             13

-------------------------------------------------------------------------------------------------------------------

INSTRUMENT                                                         FUND CODE                RISK TYPE

AMERICAN DEPOSITORY RECEIPTS (ADRS): ADRs                             5-7                     Market
are foreign Shares of a company held by a U.S.                                               Political
bank that issues a receipt evidencing ownership.                                              Foreign
ADRs pay dividends in U.S. dollars.                                                         Investment
--------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES: Securities backed by company             1, 3, 8, 9               Pre-payment
receivables, home equity loans, truck and auto loans,                                        Market
leases, credit card receivables and other securities                                         Credit
backed by other types of receivables or assets.                                            Regulatory
--------------------------------------------------------------------------------------------------------------------
BANKERS' ACCEPTANCES: Bills of exchange or time drafts               1-13                     Credit
drawn on and accepted by a commercial bank.  They generally                                 Liquidity
have maturities of six months or less.                                                        Market
--------------------------------------------------------------------------------------------------------------------
BONDS:
Interest-bearing or discounted government or corporate           1-4, 6, 8-13                 Market
securities that obligate the issuer to pay the bondholder                                     Credit
a specified sum of money, usually at specific intervals,
and to repay the principal amount of the loan at maturity.
--------------------------------------------------------------------------------------------------------------------
CALL AND PUT OPTIONS: A call option gives the buyer the              5-7                     Management
right to buy, and obligates the seller of the                                                 Liquidity
option to sell, a security at a specified price. A                                             Credit
put option gives the buyer the right to sell, and                                              Market
obligates the seller of the option to buy, a                                                  Leverage
security at a specified price. The Funds will sell only
covered call and secured putoptions, and may buy bonds'
existing option contraction known as "closing transactions".
---------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT: Negotiable instruments                      1-13                     Market
with a stated maturity.                                                                       Credit
                                                                                             Liquidity
---------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER: Secured and unsecured short-term                   1-13                     Credit
promissory notes issued by corporations and other entities.                                  Liquidity
Their maturities generally vary from a few days to nine months.                                Market
---------------------------------------------------------------------------------------------------------------------
COMMON STOCK: Shares of ownership of a company.                       5-8                      Market
---------------------------------------------------------------------------------------------------------------------
CONVERTIBLE SECURITIES: Bonds or preferred stock that                 5-7                      Market
convert to common stock.                                                                       Credit
---------------------------------------------------------------------------------------------------------------------

                                                65


---------------------------------------------------------------------------------------------------------------------
DEMAND NOTES: Securities that are subject to puts and                1-13                      Market
standby commitments to purchase the securities at a fixed                                     Liquidity
price (usually with accrued interest) within a fixed period                                  Management
of time following demand by a Fund.
---------------------------------------------------------------------------------------------------------------------
DERIVATIVES: Instruments whose value is derived from                 1-13                    Management
an underlying contract, index or security, or any                                              Market
combination thereof, including futures, options                                                Credit
(e.g., put and calls), options on futures, swap                                               Liquidity
agreements, and some mortgage-backed securities.                                              Leverage
---------------------------------------------------------------------------------------------------------------------
FOREIGN SECURITIES: Stocks issued by foreign companies including   5-7, 11, 13                 Market
ADRs and Global Depository Receipts (GDRs), as well as                                        Political
Commercial paper of foreign issuers and obligations of foreign                             Foreign Investment
governments, companies, banks, overseas branches of U.S. banks                                Liquidity
or supranational entities.
---------------------------------------------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY CONTRACTS: An obligation to              5, 6, 11, 13                Management
purchase or sell a specific amount of a currency at a fixed                                    Liquidity
future date and price set by the parties involved at the time                                    Credit
the contract is negotiated.                                                                      Market
                                                                                                Political
                                                                                                Leverage
                                                                                           Foreign Investment
---------------------------------------------------------------------------------------------------------------------
FUTURES AND RELATED OPTIONS: A contract providing for the             1-13                     Management
future sale and purchase of a specific amount of a specific                                      Market
security, class of securities, or index at a specified time in                                   Credit
the future and at a specified price. The aggregate value                                       Liquidity
of options on securities (long puts and calls) will not exceed                                  Leverage
10% of a Fund's net assets at the time it purchases the options.
Each Fund will limit obligations under futures, options
on futures, and options on securities to no more than 25% of the Fund's assets.
---------------------------------------------------------------------------------------------------------------------
ILLIQUID SECURITIES: Securities that ordinarily cannot be             1-13                       Liquidity
sold within seven business days at the value the Fund                                              Market
has estimated for them. Each Fund, except the Florida Tax-Free
Money Market Fund, may invest up to 10% of its
total assets in illiquid securities (15% in the case of the
Rotating Index Fundand Intermediate Government Income Fund).
The Florida Tax-Free Fund may invest up to 10% of its net assets in illiquid securities.
---------------------------------------------------------------------------------------------------------------------
INDEX-BASED SECURITIES: Index-based securities such as                 5-7                           Market
Standard & Poor's Depository Receipts ("SPDRs") and
NASDAQ-100 Index Tracking Stock ("NASDAQ 100s"), represent
ownership in a long-term unit investment trust that holds a
portfolio of common stocks designed to track the price
performance and dividend yield of an index, such as the S&P 500 Index or the
NASDAQ-100 Index. Index-based securities entitle a holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolio, less trust expenses.
---------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY SECURITIES: Shares of registered                    1-13                          Market
investment companies. These may include Huntington Money
Market Funds and other registered investment
companies for which Huntington, its sub-advisers, or any
of their affiliates serves as investment adviser, administrator or distributor. Except for the Rotating Index Fund, each of the
Funds may invest up to 5% of its assets in the Shares of any one registered investment company. Such Funds may not, however, own more than 3% of the securities of any one registered
investment company or invest more than 10% of its

                                                66


assets in the Shares of other registered investment companies. The
Rotating Index Fund may invest all of its assets in the Shares of any one investment company or investment companies. The
Rotating Index Fund, however, may not own more than 3% of the securities of any one investment company. If the Rotating
Index Fund owns more than 1% of the shares of an investment
company, that portion that exceeds 1% may be considered
illiquid and would be subject to the limitation on investing in illiquid securities. As a shareholder of an investment
company, a Fund will indirectly bear investment management
fees of that investment company, which are in addition to the management fees the fund pays its own adviser.
---------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE SECURITIES: Securities rated BBB or higher         6, 8-13                  Market
by Standard & Poor's; Baa or better by Moody's;                                              Credit
similarly rated by other nationally recognized rating
organizations; or, if not rated, determined to be of comparably high quality by the Adviser.
---------------------------------------------------------------------------------------------------------------------
MONEY MARKET INSTRUMENTS: Investment-grade, U.S.                     1-13                     Market
dollar-denominated debt securities with remaining                                             Credit
maturities of one year or less.  These may include short-term
U.S. government obligations, commercial paper and other
short-term corporate obligations, repurchase agreements
collateralized with U.S. government securities, certificates of deposit, bankers' acceptances, and other financial
institution obligations.  These securities may carry fixed or variable interest rates.
---------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES: Bonds backed by real                 6, 8, 11-13                Prepayment
estate loans and pools of loans.  These include                                               Market
collateralized mortgage obligations (CMOs) and                                                Credit
real estate mortgage investment conduits (REMICs).                                         Regulatory
---------------------------------------------------------------------------------------------------------------------
MORTGAGE DOLLAR ROLLS: A transaction in which a Fund sells security  8                     Pre-payment
for delivery in a current month and simultaneously contracts with                            Market
the same party to repurchase similar but not identical securities                          Regulatory
on a specified future date.
---------------------------------------------------------------------------------------------------------------------
MUNICIPAL SECURITIES: Securities issued by a state or                2, 3, 6, 8-13            Market
political subdivision to obtain funds for various public                                      Credit
purposes.  Municipal securities include private activity bonds                               Political
and industrial development bonds, as well as general                                            Tax
obligation bonds, tax anticipation notes, bond anticipation                                  Regulatory
notes, revenue anticipation notes, project notes, other
short-term tax-exempt obligations, municipal leases, and
obligations of municipal housing authorities (single
family revenue bonds).

There are two general types of municipal bonds: GENERAL-OBLIGATION BONDS, which are secured by the taxing power of the issuer and REVENUE BONDS, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited to, certificates of participation
(COPs); utility and sales tax revenues; tax increment or tax allocations;
housing and special tax, including assessment district and community facilities district (Mello-Roos) issues which are secured by taxes on specific real estate parcels; hospital revenue; and industrial development bonds that are secured by the financial resources of a private company.
---------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS: Equity securities that generally pay dividends      5-7                     Market
at a specified rate and take precedence over common stock in the payment of dividends or in the event of liquidation.
Preferred stock generally does not carry voting rights.

                                                67



---------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT ("REITS"):  Pooled investment vehicles which    8                   Liquidity
invest primarily in income producing real estate or real estate                            Management
loans or interest.                                                                           Market
                                                                                           Regulatory
                                                                                               Tax
                                                                                           Pre-payment
--------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS: The purchase of a security and                1-13                     Market
the simultaneous commitment to return the security to                                        Leverage
the seller at an agreed upon price on an agreed upon date.
This is treated as a loan.
---------------------------------------------------------------------------------------------------------------------
REVERSE REPURCHASE AGREEMENTS: The sale of a security                  7                      Market
and the simultaneous commitment to buy the security back                                     Leverage
at an agreed upon price on an agreed upon date.  This is
treated as a borrowing by a Fund.
---------------------------------------------------------------------------------------------------------------------
RESTRICTED SECURITIES: Securities not registered under the            1-13                   Liquidity
Securities Act of 1933, such as privately placed commercial                                   Market
paper and Rule 144A securities.
---------------------------------------------------------------------------------------------------------------------
SECURITIES LENDING: Each Fund, except the Rotating Index Fund,                                Market
may lead up to 20% of its total assets.  The Rotating Index Fund                             Leverage
may lead up to 33 1/3% of its total assets. Such loans must be                              Liquidity
collateralized by cash U.S. government obligations or other                                   Credit
high-quality debt obligations and marked to market daily.
---------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT COMMERCIAL PAPER: Commercial paper                    2, 3, 6, 8-13                Credit
issued by governments and political sub-divisions.                                          Liquidity
                                                                                              Market
                                                                                               Tax
---------------------------------------------------------------------------------------------------------------------
TIME DEPOSITS: Non-negotiable receipts issued by a                   1-13                   Liquidity
bank in exchange for a deposit of money.                                                      Credit
                                                                                              Market
---------------------------------------------------------------------------------------------------------------------
TREASURY RECEIPTS: Treasury receipts, Treasury investment              6                      Market
growth receipts, and certificates of accrual of Treasury
securities.
---------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES: Securities issued                 1-13                     Market
by agencies and instrumentalities of the U.S. government.                                     Credit
These include Ginnie Mae, Fannie Mae, and Freddie Mac.
---------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS: Bills, notes, bonds,                      1-13                     Market
separately traded registered interest and principal
securities, and coupons under bank entry safekeeping.
---------------------------------------------------------------------------------------------------------------------
VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with             1-13                     Credit
interest rates that are reset daily, weekly, quarterly or on                                Liquidity
some other schedule.  Such instruments may be payable to                                      Market
a Fund on demand.
---------------------------------------------------------------------------------------------------------------------
WARRANTS: Securities that give the holder the right to buy a         1-13                     Market
proportionate amount of common stock at a specified price.                                    Credit
Warrants are typically issued with preferred stock and bonds.
---------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS:                        6                      Market
A purchase of, or contract to purchase, securities at a fixed                                Leverage
price for delivery at a future date. The portfolio managers                                  Liquidity
of each Fund expect that commitments to enter into forward                                     Credit
commitments or purchase when-issued securities will not
exceed 25% of the Fund's total assets.
---------------------------------------------------------------------------------------------------------------------
YANKEE BONDS AND SIMILAR DEBT OBLIGATIONS: U.S. dollar                6, 11                    Market
denominated bonds issued by foreign corporations or                                            Credit
governments.  Sovereign bonds are those issued by the
---------------------------------------------------------------------------------------------------------------------

                                                        68



government of a foreign country.  Supranational bonds are
those issued by supranational entities, such as the World
Bank and European Investment Bank.  Canadian bonds are those issued by Canadian provinces.
---------------------------------------------------------------------------------------------------------------------
ZERO-COUPON DEBT OBLIGATIONS: Bonds and other types of              6, 11-13                   Credit
debt that pay no interest, but are issued at a discount from                                   Market
their value at maturity. When held to maturity, their entire                                 Zero Coupon
return equals the difference between
their issue price and their maturity value.

GLOSSARY OF INVESTMENT RISKS

This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading "What are the main risks of investing in this Fund?" in each Fund profile. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain types of investments and Funds are more susceptible to these risks than others.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk. If a security's credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.

FOREIGN INVESTMENT RISK. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of your investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are greater in the emerging markets than in the developed markets of Europe and Japan.

HEDGING. When a derivative (a security whose value is based on that of another security or index) is used as a hedge against an opposite position that a fund holds, any loss on the derivative should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can be an effective way to reduce a Fund's risk, it may not always be possible to perfectly offset one position with another. As a result, there is no assurance that a Fund's hedging transactions will be effective.

INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of a Fund will make it more sensitive to interest rate risk.

INVESTMENT STYLE RISK. The risk that the particular type of investment on which a Fund focuses (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

LEVERAGE RISK. The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

LIQUIDITY RISK. The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. All of this could hamper the management or performance of a Fund.

MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

MARKET RISK. The risk that a security's market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

POLITICAL RISK. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

PREPAYMENT & CALL RISK. The risk that a security's principal will be repaid at an unexpected time. Prepayment and call risk are related, but differ somewhat. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will "call"--or repay--a high-yielding bond before the bond's maturity date. In both cases, the investor is usually forced to reinvest the proceeds in a security with a lower yield. This turnover may result in taxable capital gains and, in addition, may lower a portfolio's income. If an investor paid a premium for the security, the prepayment may result in an unexpected capital loss.

Prepayment and call risk generally increase when interest rates decline, and can make a security's yield as well as its market price more volatile. Generally speaking, the longer a security's maturity, the greater the prepayment and call risk it poses.

REAL ESTATE/REIT RISK: The Fund's investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can inhibit construction, purchases, and sales of property. Property values could decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. The Fund's investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

REGULATORY RISK. The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

SMALL-COMPANY STOCK RISK. Investing in small companies is generally more risky than investing in large companies, for a variety of reasons. Many small companies are young and have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by small companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, small companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static or moderate growth prospects. If a fund concentrates on small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

TAX RISK. The risk that the issuer of a security will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences for the issuer and potential losses for its investors.

ZERO COUPON RISK. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.



More information about the Funds is available free               For copies of Annual or Semi-Annual Reports, the
upon request, including the following:                           Statement of Additional Information, other
                                                                 information or for any other inquiries:
ANNUAL AND SEMI-ANNUAL REPORTS
                                                                 CALL (800) 253-0412
The Semi-Annual Report includes unaudited
information about the performance of the Funds,                  WRITE
portfolio holdings and other financial                           The Huntington Funds
information.  The Annual Report includes similar                 P.O. Box 8526
audited information as well as a letter from the                 Boston, MA  02266
Huntington Funds portfolio managers discussing
recent market conditions, economic trends and                    LOG ON TO THE INTERNET
investment strategies that significantly affected
performance during the last fiscal year.                         The SEC's website, http://www.sec.gov, contains
                                                                 text-only versions of The Huntington Funds
STATEMENT OF ADDITIONAL INFORMATION                              documents.

Provides more detailed information about the Funds               CONTACT THE SEC
and its policies.  A current Statement of
Additional Information is on file with the                       Call (202) 942-8090 about visiting the SEC's
Securities and Exchange Commission and is                        Public Reference Room in Washington D.C. to
incorporated by reference into (considered a legal               review and copy information about the Funds.
part of) this Prospectus.
                                                                 Alternatively, you may send your request to the
THE HUNTINGTON NATIONAL BANK, a subsidiary of                    SEC by e-mail at publicinfo@sec.gov or by mail
Huntington Bancshares, Incorporated, is the                      with a duplicating fee to the SEC's Public
Investment Adviser, Administrator and Custodian of               Reference Section, 450 Fifth Street, NW,
The Huntington Funds.                                            Washington, D.C. 20549-0102.

SEI INVESTMENTS DISTRIBUTION CO. is the
Distributor and is not affiliated with The
Huntington National Bank.

                             [LOGO] HUNTINGTON FUNDS

              HUNTINGTON FUNDS SHAREHOLDER SERVICES: 1-800-253-0412 Huntington Investment Company, Member NASD/SIPC: 1-800-322-4600


  [BULLET] Not FDIC Insured {BULLET] No Bank Guarantee [BULLET] May Lose Value
                                                         SEC File No. 811-5010

                              THE HUNTINGTON FUNDS

                INVESTMENT A SHARES (FORMERLY, INVESTMENT SHARES)
                             INVESTMENT B SHARES AND
                                  TRUST SHARES
                                       OF
                          HUNTINGTON MONEY MARKET FUND
                   HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND
                     HUNTINGTON FLORIDA TAX-FREE MONEY FUND
                   HUNTINGTON U.S. TREASURY MONEY MARKET FUND
                             HUNTINGTON GROWTH FUND
                          HUNTINGTON INCOME EQUITY FUND
                         HUNTINGTON ROTATING INDEX FUND
                       HUNTINGTON MORTGAGE SECURITIES FUND
                          HUNTINGTON OHIO TAX-FREE FUND
                        HUNTINGTON MICHIGAN TAX-FREE FUND
                     HUNTINGTON FIXED INCOME SECURITIES FUND
                 HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND
           HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND

                       STATEMENT OF ADDITIONAL INFORMATION




This Statement of Additional Information contains information which may be of interest to investors in The Huntington Funds (the "Trust") but which is not included in the applicable Prospectuses for Investment A Shares, Investment B Shares or Trust Shares. This Statement is not a prospectus and is only authorized for distribution when accompanied or preceded by the applicable Prospectus dated May 1, 2001 for Investment A Shares, Investment B Shares or Trust Shares. This Statement should be read together with the applicable Prospectus. Investors may obtain a free copy of a Prospectus by calling The Huntington Funds at 800-253-0412.

                                   May 1, 2001



                                TABLE OF CONTENTS


DEFINITIONS.......................................................................................................4

INVESTMENT PRACTICES AND RISKS....................................................................................4
     Common Stock.................................................................................................5
     Convertible Securities.......................................................................................5
     Concentration Risk...........................................................................................5
     Credit (or Default) Risk.....................................................................................5
     Credit-Enhanced Securities...................................................................................6
     Defensive Investments........................................................................................6
     Dollar Roll Transactions.....................................................................................6
     Equity Risk..................................................................................................7
     Equity Securities............................................................................................7
     Extension Risk...............................................................................................7
     Fixed Income Securities......................................................................................7
     Foreign Currency Options (Also see "Options")................................................................7
     Foreign Currency Transactions................................................................................8
     Forward Foreign Currency and Foreign Currency Futures Contracts..............................................9
     Foreign Securities..........................................................................................10
     Futures Contracts and Options on Futures Contracts..........................................................10
     Index Futures Contracts and Options on Index Futures Contracts..............................................13
     Interest Rate Risk..........................................................................................14
     Lending Portfolio Securities................................................................................14
     Liquidity Risk..............................................................................................14
     Market Risk.................................................................................................15
     Money Market Instruments....................................................................................15
     Money Market Mutual Funds...................................................................................16
     Mortgage-Related Securities.................................................................................16
     Options.....................................................................................................19
     Preferred Stock.............................................................................................22
     Prepayment Risk.............................................................................................22
     Repurchase Agreements.......................................................................................22
     Restricted and Illiquid Securities..........................................................................23
     Security-Specific Risk......................................................................................23
     Tax-Exempt Securities.......................................................................................23
     U.S. Government Securities..................................................................................25
     U.S. Treasury Security Futures Contracts and Options........................................................25
     Warrants....................................................................................................26
     When-Issued and Delayed Delivery Transactions...............................................................26
     Zero-Coupon Securities......................................................................................27
     Special Risk Factors Applicable to the Ohio Tax-Exempt Funds................................................27
     Special Risk Factors Applicable to the Michigan Tax-Free Fund...............................................31
     Special Risk Factors Applicable to the Florida Tax-Free Money Fund..........................................34

INVESTMENT RESTRICTIONS..........................................................................................35
     Portfolio Turnover..........................................................................................37

MANAGEMENT OF THE TRUST..........................................................................................38
     Trustees and Officers.......................................................................................38
     Trustee Compensation........................................................................................40
     Investment Adviser..........................................................................................41
     Sub-Adviser.................................................................................................43
     Portfolio Transactions......................................................................................43
     Brokerage Allocation and Other Practices....................................................................43


     Code of Ethics..............................................................................................45
     Administrator...............................................................................................45
     Sub-Administrator...........................................................................................46
     Administrative Services Agreement...........................................................................46
     Distributor.................................................................................................47
     Distribution Plan (12b-1 Fees)..............................................................................47
     Custodian...................................................................................................49
     Transfer Agent and Dividend Disbursing Agent................................................................49
     Independent Auditors........................................................................................49
     Principal Holders of Securities.............................................................................49

SHAREHOLDER RIGHTS...............................................................................................59

ADDITIONAL INFORMATION ON PURCHASES, EXCHANGES AND REDEMPTIONS...................................................60
     Other Purchase Information..................................................................................60
     Other Exchange Information..................................................................................62
     Other Redemption Information................................................................................62

DETERMINATION OF NET ASSET VALUE.................................................................................63

TAXES............................................................................................................66
     Federal Income Taxation.....................................................................................66
     State Taxation..............................................................................................69

DIVIDENDS AND DISTRIBUTIONS......................................................................................71

PERFORMANCE INFORMATION..........................................................................................71
     Tax-Equivalency Tables......................................................................................76

FINANCIAL STATEMENTS.............................................................................................80

APPENDIX.........................................................................................................81


DEFINITIONS


         For convenience, we will use the following terms throughout this Statement of Additional Information.


"1940 Act"              --  The Investment Company Act of 1940, as amended.

"Funds"                 --  Each of the separate investment portfolios
                            of the Trust.

"Tax-Exempt Funds"      --  Ohio Municipal Money Market Fund, Ohio Tax-Free
                            Fund, Michigan Tax-Free Fund and Florida Tax-Free
                            Money Fund.

"Money Market Funds"    --  Money Market Fund, Ohio Municipal Money Market Fund,
                            U.S. Treasury Money Market Fund and Florida Tax-Free
                            Money Fund.

"Trust"                 --  The Huntington Funds.

"Huntington"            --  The Huntington National Bank, the Trust's investment
                            adviser and administrator.

"Independent Trustees"  --  Trustees who are not "interested persons" of the
                            Trust, as defined in the 1940 Act.

"NRSRO"                 --  Nationally Recognized Statistical Ratings
                            Organization such as Moody's Investor Service or
                            Standard and Poor's Ratings Group.

"SEI Administrative"    --  SEI Investments Mutual Fund Services, the Trust's
                            sub-administrator.

"Prospectus"            --  Each of the separate Prospectuses of the Funds.

"SAI"                   --  Statement of Additional Information.

"SEI Investments"       --  SEI Investments Distribution Co., the Trust's
                            distributor.

       The Trust was organized as a Massachusetts business trust on February 10, 1987. Originally known as The Monitor Funds, the Trust's name was changed to The Huntington Funds on January 1, 1999.

        The Trust is an open-end, management investment company consisting of thirteen separate Funds with separate investment objectives and policies. Each of these Funds, except the Tax-Exempt Funds and the Rotating Index Fund, is diversified. The Funds may offer one or more of the following classes of shares:
Investment A Shares, Investment B Shares and Trust Shares. This SAI relates to all classes of shares. As of the date of this SAI, the Funds are not being offered for sale in Delaware, Idaho, Iowa, Mississippi, Montana, Nebraska, Nevada, New Hampshire, New Mexico, North Dakota, Puerto Rico, Rhode Island, South Dakota or Vermont.

                         INVESTMENT PRACTICES AND RISKS

         The Prospectuses discuss the principal investment strategies and risks of investing in each of the Funds. Below you will find more detail about the types of investments and investment practices permitted by each Fund, including those which are not part of a Fund's principal investment strategy. In addition, we have included discussions relating to the special risks associated with investment in each of the Tax-Exempt Funds.

COMMON STOCK

         Common stock is a type of equity security which represents an ownership interest in a corporation and the right to a portion of the assets of the corporation in the event of liquidation. This right, however, is subordinate to that of preferred stockholders and any creditors, including holders of debt issued by the corporation. Owners of common stock are generally entitled to vote on important matters. A corporation may pay dividends on common stock.

         Each of the Equity Funds may invest in common stock.

CONVERTIBLE SECURITIES

         Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies. A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in its investment adviser's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise the Fund may hold or trade convertible securities.

         Each of the Equity Funds may invest in convertible securities.

CONCENTRATION RISK

         When a Fund invests more than 25% of its net assets in securities of issuers within a particular geographic region, it is subject to increased risk. As is the case with respect to each of the Single State Funds, performance will generally depend on the region's performance, which may differ in direction and degree from that of the overall stock market. In addition, financial, economic, business and political developments affecting the region may have a greater effect on these Funds.

CORPORATE DEBT (INCLUDING BONDS, NOTES AND DEBENTURES)

         Corporate debt includes any obligation of a corporation to repay a borrowed amount at maturity and usually to pay the holder interest at specific intervals. Corporate debt can have a long or short maturity and is often rated by one or more nationally recognized statistical rating organizations. See the Appendix to this SAI for a description of these ratings.

         Each of the Funds, except the U.S. Treasury Money Market Fund and the Growth Fund, may invest in corporate bonds.

CREDIT (OR DEFAULT) RISK

         To the extent that a Fund invests in corporate debt, U.S. Government securities, mortgage-related securities or other fixed income securities, it is subject to the risk that an issuer of those securities may default on its obligation to pay interest and repay principal. Also, changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Credit risk includes "counterparty risk," -- the risk that the other party to a transaction will not fulfill its contractual obligation. This risk applies, for example, to repurchase agreements into which a Fund may enter. Securities rated below investment grade are particularly subject to credit risk.

CREDIT-ENHANCED SECURITIES

         Credit-enhanced securities are securities whose credit rating has been enhanced, typically by the existence of a guarantee, letter of credit, insurance or unconditional demand feature. In most cases, Huntington evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer") rather than the issuer. However, except where prohibited by Rule 2a-7 under the 1940 Act, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued both by the issuer and the credit enhancer. The bankruptcy, receivership or default of the credit enhancer will adversely affect the quality and marketability of the underlying security. A default on the underlying security or other event that terminates a demand feature prior to its exercise will adversely affect the liquidity of the underlying security.

         All of the Funds may invest in credit-enhanced securities. The Money Market Funds are subject to the diversification requirements relating to credit-enhanced securities imposed by Rule 2a-7 of the 1940 Act. The Ohio Municipal Money Market Fund may not invest, with respect to 75% of its total assets, more than 10% of its total assets in the credit-enhanced securities of one credit enhancer.

DEFENSIVE INVESTMENTS

         At times Huntington may determine that conditions in securities markets may make pursuing a Fund's principal investment strategies inconsistent with the best interests of the Fund's shareholders. At such times, Huntington may temporarily use alternative strategies, primarily designed to reduce fluctuations in the value of a Fund's assets. In implementing these temporary "defensive" strategies, a Fund may temporarily place all or a portion of its assets in cash, U.S. Government securities, debt securities which Huntington considers to be of comparable quality to the acceptable investments of the Fund and other investments which Huntington considers consistent with such strategies. In the case of the Single State Funds, a Fund's alternative strategies may give rise to income which is not exempt from federal or state taxes.

DOLLAR ROLL TRANSACTIONS

         A dollar roll transaction is a transactions through which a Fund sells certain of its securities to financial institutions such as banks and broker-dealers, and agrees to repurchase substantially similar securities at a mutually agreed upon date and price. At the time a Fund enters into a dollar roll agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid high grade debt securities consistent with its investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to insure that such equivalent value is maintained at all times. Dollar roll agreements involve the risk that the market value of securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. Dollar roll agreements are considered to be borrowings by an investment company under the 1940 Act and, therefore, a form of leverage. A Fund may experience a negative impact on its net asset value if interest rates rise during the term of a dollar roll agreement. A Fund generally will invest the proceeds of such borrowings only when such borrowings will enhance a Fund's liquidity or when the Fund reasonably expects that the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction.

         Only the Mortgage Securities Fund engages in dollar roll transactions with respect to its mortgage-related securities.

EQUITY RISK

         Equity risk is the risk that stock prices will fall quickly and dramatically over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and period of falling prices. Often, dramatic movements in prices occur in response to reports of a company's earnings, economic statistics or other factors which affect an issuer's profitability.

         To the extent that a Fund invests in smaller capitalization stocks, it may be subject to greater risks than those associated with investment in larger, more established companies. Small companies tend to have limited product lines, markets or financial resources, and may be dependent on a small management group. Small company stocks may be subject to more abrupt or erratic price movements, for reasons such as lower trading volumes, greater sensitivity to changing conditions and less certain growth prospects. Additionally, there are fewer market makers for these stocks and wider spreads between quoted bid and asked prices in the over-the-counter market for these stocks. Small cap stocks also tend to be subject to greater liquidity risk, particularly during periods of market disruption, and there is often less publicly available information concerning these securities.

EQUITY SECURITIES

         Equity securities include both foreign and domestic common stocks, preferred stocks, securities convertible or exchangeable into common or preferred stocks, and other securities which the Adviser believes have common stock characteristics, such as rights and warrants.

EXTENSION RISK

         Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.

FIXED INCOME SECURITIES

         Fixed income securities include corporate debt securities, U.S. Government securities, mortgage-related securities, tax-exempt securities and any other securities which provide a stream of fixed payments to the holder.

FOREIGN CURRENCY OPTIONS (ALSO SEE "OPTIONS")

         Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market (so-called "OTC options"), although options on foreign currencies have recently been listed on several exchanges. Options will be purchased or written only when Huntington believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence exchange rates and investments generally.

         Purchases and sales of options may be used to increase current return. They are also used in connection with hedging transactions. See "Foreign Currency Transactions."

         Writing covered call options on currencies may offset some of the costs of hedging against fluctuations in currency exchange rates. For transaction hedging purposes a Fund may also purchase exchange-listed and OTC put and call options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Fund the right to assume a short position in the futures contract until expiration of the option. A call option on a futures contract gives a Fund the right to assume a long position in the futures contract until the expiration of the option.

         The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors maybe disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

         There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the U.S. options markets.

         Each of the Growth Fund, Income Equity Fund, Rotating Index Fund, Fixed Income Securities Fund and Short/Intermediate Fixed Income Securities Fund may invest in foreign currency options.

FOREIGN CURRENCY TRANSACTIONS

         Foreign currency transactions include purchasing and selling foreign currencies, entering into forward or futures contracts to purchase or sell foreign currencies (see "Forward Foreign Currency and Foreign Currency Futures Contracts"), and purchasing and selling options on foreign currencies (see "Foreign Currency Options"). Foreign currency transactions may be used to hedge against uncertainty in the level of future foreign currency exchange rates and to increase current return.

         Purchases and sales of foreign currencies on a spot basis are used to increase current return. They are also used in connection with both "transaction hedging" and "position hedging."

         Transaction hedging involves entering into foreign currency transactions with respect to specific receivables or payables generally arising in connection with the purchase or sale of portfolio securities. Transaction hedging is used to "lock in" the U.S. dollar price of a security to be purchased or sold, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. The goal is to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

         Position hedging involves entering into foreign currency transactions either to protect against: (i) a decline in the value of a foreign currency in which a security held or to be sold is denominated; or (ii) an increase in the value of a foreign currency in which a security to be purchased is denominated. In connection with position hedging, a Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts.

         Neither transaction nor position hedging eliminates fluctuations in the underlying prices of the securities which a Fund owns or intends to purchase or sell. They simply establish a rate of exchange which can be achieved at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result from the increase in the value of such currency

         Hedging transactions are subject to correlation risk due to the fact that the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be perfectly matched. This is because the future value of such securities in foreign currencies will change as a consequence of market movements in the values of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

         Each of the Growth Fund, Income Equity Fund, Rotating Index Fund, Fixed Income Securities Fund and Short/Intermediate Fixed Income Securities Fund may use foreign currency transactions.

FORWARD FOREIGN CURRENCY AND FOREIGN CURRENCY FUTURES CONTRACTS

         A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

         A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the Commodity Futures Trading Commission (the "CFTC"), such as the New York Mercantile Exchange.

         Forward foreign currency contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign currency contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

         At the maturity of a forward or futures contract, a Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

         Forward foreign currency contracts and foreign currency futures contracts can be used to increase current return. They are also used in connection with both "transaction hedging" and "position hedging." See "Foreign Currency Transactions."

         Among the risks of using foreign currency futures contracts is the fact that positions in these contracts (and any related options) may be closed out only on an exchange or board of trade which provides a secondary market. Although it is intended that any Fund using foreign currency futures contracts and related options will only purchase or sell them on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or option or at any particular time. In such event, it may not be possible to close a futures or related option position and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin on its futures positions.

         In addition, it is impossible to forecast with precision the market value of a security at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security being hedged is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the hedged portfolio security if the market value of such security exceeds the amount of foreign currency a Fund is obligated to deliver.

         Each of the Growth Fund, Income Equity Fund, Rotating Index Fund, Fixed Income Securities Fund and Short/Intermediate Fixed Income Securities Fund may invest in forward foreign currency and foreign currency futures contracts.

FOREIGN SECURITIES

         Foreign securities are those securities which are issued by companies located outside the United States and principally traded in foreign markets. This includes equity and debt securities of foreign entities and obligations of foreign branches of U.S. and foreign banks. Investment in foreign securities is subject to a number of special risks.

         Since foreign securities are normally denominated and traded in foreign currencies, the value of a Fund's assets invested in such securities may be affected favorably or unfavorably by currency exchange rates and exchange control regulation. Exchange rates with respect to certain currencies may be particularly volatile. Additionally, although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to resell that currency to the dealer.

         There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delays in payment or delivery of securities or in the recovery of a Fund's assets held abroad) and expenses not present in the settlement of domestic investments.

         In addition, with respect to certain foreign countries, there is a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments which could affect the value of investments in those countries. In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States or other countries. The laws of some foreign countries may limit a Fund's ability to invest in securities of certain issuers located in those countries. Special tax considerations apply to foreign securities.

         Each of the Growth Fund, Income Equity Fund, Rotating Index Fund, Fixed Income Securities Fund and Short/Intermediate Fixed Income Securities Fund may invest in foreign securities. Each of the Fixed Income Securities Fund and Short/Intermediate Fixed Income Securities Fund, however, may only invest up to 10% of its net assets in non-U.S. dollar-denominated bonds.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

         A futures contract is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery of a security at a specified future time and price. By purchasing futures (assuming a "long" position) a Fund will legally obligate itself to accept the future delivery of the underlying security and pay the agreed price. By selling futures (assuming a "short" position) it will legally obligate itself to make the future delivery of the security against payment of the agreed price. Open futures positions on debt securities will be valued at the most recent settlement price, unless that price does not in the judgment of the Trustees reflect the fair value of the contract, in which case the positions will be valued by or under the direction of the Trustees. Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures positions taken by a Fund will usually be liquidated in this manner, a Fund may instead make or take delivery of the underlying securities whenever it appears economically advantageous to the Fund to do so. A clearing corporation associated with the exchange on which futures are traded assumes responsibility for such closing transactions and guarantees that the Fund's sale and purchase obligations under closed-out positions will be performed at the termination of the contract.

         Hedging by use of futures on debt securities seeks to establish more certainly than would otherwise be possible the effective rate of return on portfolio securities. A Fund may, for example, take a "short" position in the futures market by selling contracts for the future delivery of debt securities held by the Fund (or securities having characteristics similar to those held by the Fund) in order to hedge against an anticipated rise in interest rates that would adversely affect the value of the Fund's portfolio securities. When hedging of this character is successful, any depreciation in the value of portfolio securities may be offset by appreciation in the value of the futures position.

         On other occasions, a Fund may take a "long" position by purchasing futures on debt securities. This would be done, for example, when Huntington expects to purchase for a Fund particular securities when it has the necessary cash, but expects the rate of return available in the securities markets at that time to be less favorable than rates currently available in the futures markets. If the anticipated rise in the price of the securities should occur (with its concomitant reduction in yield), the increased cost to the Fund of purchasing the securities may be offset by the rise in the value of the futures position taken in anticipation of the subsequent securities purchase.

         Successful use by a Fund of futures contracts on debt securities is subject to Huntington's ability to predict correctly movements in the direction of interest rates and other factors affecting markets for debt securities. For example, if a Fund has hedged against the possibility of an increase in interest rates which would adversely affect the market prices of debt securities held by it and the prices of such securities increase instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily margin maintenance requirements. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

         A Fund may purchase and write put and call options on debt futures contracts, as they become available. Such options are similar to options on securities except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. As with options on securities, the holder or writer of an option may terminate its position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected. A Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements, and, in addition, net option premiums received will be included as initial margin deposits. See "Margin Payments" below. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options plus transactions costs. However, there may be circumstances when the purchases of call or put options on a futures contract would result in a loss to a Fund when the purchase or sale of the futures contracts would not, such as when there is no movement in the prices of debt securities. The writing of a put or call option on a futures contract involves risks similar to those risks relating to the purchase or sale of futures contracts.

         MARGIN PAYMENTS. When a Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash, U.S. Treasury bills, or other permissible collateral equal to a small percentage of the amount of the futures contract. This amount is known as "initial margin". The nature of initial margin is different from that of in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to the Fund upon termination of the contract, assuming the Fund satisfies its contractual obligations. Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market". These payments are called "variation margin" and are made as the value of the underlying futures contract fluctuates. For example, when a Fund sells a futures contract and the price of the underlying debt security rises above the delivery price, the Fund's position declines in value. The Fund then pays the broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the securities underlying the futures contract. Conversely, if the price of the underlying security falls below the delivery price of the contract, the Fund's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the securities underlying the futures contract.

         When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

         LIQUIDITY RISKS. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Trust intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a futures position at such time and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, in the event financial futures are used to hedge portfolio securities, such securities will not generally be sold until the financial futures can be terminated. In such circumstances, an increase in the price of the portfolio securities, if any, may partially or completely offset losses on the financial futures.

         In addition to the risks that apply to all options transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions in such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. Although a Fund generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options, with the result that the Fund would have to exercise the options in order to realize any profit.

         HEDGING RISKS. There are several risks in connection with the use by a Fund of futures contracts and related options as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and options and movements in the prices of securities which are the subject of the hedge. Huntington will, however, attempt to reduce this risk by purchasing and selling, to the extent possible, futures contracts and related options on securities and indexes the movements of which will, in its judgment, correlate closely with movements in the prices of the portfolio securities sought to be hedged.

         Successful use of futures contracts and options by a Fund for hedging purposes is also subject to Huntington's ability to predict correctly movements in the direction of the market. It is possible that, where a Fund has purchased puts on futures contracts to hedge its portfolio against a decline in the market, the securities or index on which the puts are purchased may increase in value and the value of securities held in the portfolio may decline. If this occurred, the Fund would lose money on the puts and also experience a decline in value in its portfolio securities. In addition, the prices of futures, for a number of reasons, may not correlate perfectly with movements in the underlying securities or index due to certain market distortions. First, all participants in the futures market are subject to margin deposit requirements. Such requirements may cause investors to close futures contracts through offsetting transactions which could distort the normal relationship between the underlying security or index and futures markets. Second, the margin requirements in the futures markets are less onerous than margin requirements in the securities markets in general, and as a result the futures markets may attract more speculators than the securities markets do. Increased participation by speculators in the futures markets may also cause temporary price distortions. Due to the possibility of price distortion, even a correct forecast of general market trends by Huntington may still not result in a successful hedging transaction over a very short time period.

         OTHER RISKS. Funds will incur brokerage fees in connection with their futures and options transactions. In addition, while futures contracts and options on futures will be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while a Fund may benefit from the use of futures and related options, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

INDEX FUTURES CONTRACTS AND OPTIONS ON INDEX FUTURES CONTRACTS

         A debt index futures contract is a contract to buy or sell units of a specified debt index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the index. A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the stock index.

         The following example illustrates generally the manner in which index futures contracts operate. The Standard & Poor's 100 Stock Index is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units X $180). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Fund will gain $400 (100 units X gain of $4). If the Fund enters into a futures contract to sell 100 units of the stock index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Fund will lose $200 (100 units X loss of $2). A Fund may purchase or sell futures contracts with respect to any stock index. Positions in index futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures.

         Purchases and sales of index futures may be used to hedge an investment. To hedge an investment successfully, however, a Fund must invest in futures contracts with respect to indices or sub-indices the movements of which will have a significant correlation with movements in the prices of the Fund's securities.

         Options on index futures contracts are similar to options on securities except that options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder assumes the underlying futures position and receives a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement is made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

         As an alternative to purchasing call and put options on index futures contracts, a Fund may purchase put and call options on the underlying indices themselves to the extent that such options are traded on national securities exchanges. Index options are similar to options on individual securities in that the purchaser of an index option acquires the right to buy, and the writer undertakes the obligation to sell, an index at a stated exercise price during the term of the option. Instead of giving the right to take or make actual delivery of securities, the holder of an index option has the right to receive a cash "exercise settlement amount." This amount is equal to the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by a fixed "index multiplier."

         All of the Funds may utilize index futures or options on index futures.

INTEREST RATE RISK

         Interest rate risk is the risk that changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed income securities, a rise in interest rates typically causes a fall in bond values, while a fall in interest rates typically causes a rise in bond values. Fixed income securities with longer maturities are more susceptible to changes in value due to interest rate changes than are those with shorter maturities.

         Recent market experience has shown that certain derivative mortgage securities have a higher degree of interest rate risk and, as a result, the prices of such securities may be highly volatile. In addition, recent market experience has shown that during periods of rising interest rates, the market for certain derivative mortgage securities may become more unstable and such securities may become more difficult to sell as market makers either choose not to repurchase such securities or offer prices which are unacceptable to the Adviser based on market conditions.

LENDING PORTFOLIO SECURITIES

         In order to generate additional income, each of the Funds may lend its portfolio securities on a short-term basis to certain brokers, dealers or other financial institutions selected by Huntington and approved by the Trustees. In determining whether to lend to a particular broker, dealer or financial institution, Huntington will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Consistent with SEC guidelines, any loans made will be continuously secured by collateral in cash, U.S. government obligations or other high-quality debt obligations at least equal to 100% of the value of the securities on loan. As a matter of fundamental policy, the aggregate value of all securities loaned by a Fund, except the Rotating Index Fund, may not exceed 20% of the Fund's total assets. As a matter of non-fundamental policy, the Rotating Index Fund may lend portfolio securities in an amount representing up to 33 1/3% of the value of its total assets.

         While portfolio securities are on loan, the borrower will pay to the lending Fund any dividends or interest received on the securities. In addition, the Fund retains all or a portion of the interest received on investment of the collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the lending Fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable a Fund to exercise voting rights on any matters materially affecting the investment. A Fund may also call such loans in order to sell the securities.

         One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

LIQUIDITY RISK

         Certain securities may be difficult or impossible to sell at the time and price that a Fund would like. A Fund may have to accept a lower price, sell other securities or forego an investment opportunity, and this could have a negative effect on performance. This risk applies to restricted securities, Rule 144A Securities certain over-the-counter options, securities not traded in the U.S. markets and other securities that may trade in U.S. markets but are not registered under the federal securities laws.

MARKET RISK

         Market risk is the risk that the value of a security will move up or down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry or sector of the economy or the market as a whole. Market risk is common to most investments, including stocks and bonds, and the mutual funds that invest in them. Bonds and other fixed income securities generally involve less market risk than stocks. The risks of investing in bonds, however, can vary significantly depending upon factors such as issuer and maturity. The bonds of some companies may be riskier than the stocks of others.

MONEY MARKET INSTRUMENTS

         Except where otherwise noted, all of the Funds may, for temporary defensive or liquidity purposes, invest up to 100% of their assets in money market instruments.

         COMMERCIAL PAPER

                  Commercial paper represents an unsecured promissory note issued by a corporation. Generally, issues of commercial paper have maturities of less than nine months and rates of return which are fixed.

                  The commercial paper in which any of the Money Market Funds may invest is subject to the issuer diversification and quality restrictions imposed by Rule 2a-7 under the 1940 Act. The commercial paper in which the Mortgage Securities Fund may invest must be: (i) rated A-1 or better by Standard & Poor's Ratings Group ("S&P") or P-1 or better by Moody's Investors Service, Inc. ("Moody's"); or (ii) unrated, but issued by companies with outstanding debt issues rated AAA by S&P or Aaa by Moody's.

         BANK OBLIGATIONS

                  Bank obligations are short-term obligations issued by U.S. and foreign banks, including bankers' acceptances, certificates of deposit, time deposits and similar securities.

                  The Money Market Fund, Ohio Municipal Money Market Fund and Florida Tax-Free Money Fund may only invest in bank obligations issued by domestic banks and U.S. branches of foreign banks subject to U.S. banking regulation. In addition, at the time of the investment, the issuing bank must have capital, surplus and undivided profits in excess of $100 million. Issuing banks of obligations in which the Mortgage Securities Fund invests must have capital, surplus and undivided profits in excess of $1 billion.

                  The Michigan Tax-Free Fund is limited to investing only in dollar-denominated obligations of: (i) U.S., Canadian, Asian or European banks with at least $500 million in total assets; or (ii) U.S. savings and loan associations with at least $1 billion in total assets.

         VARIABLE RATE DEMAND NOTES

                  Variable rate demand notes ("VRDNs") are unsecured, direct lending arrangements between a Fund, as the lender, and a corporation, financial institution, government agency, municipality or other entity.

                  VRDNs have interest rates which float or which are adjusted at regular intervals ranging from daily to annually. Although the VRDNs are not generally traded, a Fund may demand payment of principal and accrued interest according to its arrangement with the borrower (usually upon no more than seven days' notice). VRDNs are, therefore, treated as maturing on the later of the next interest adjustment or the date on which a Fund may next demand payment. Some VRDNs are backed by bank letters of credit.

                  Each of the Funds may only invest in VRDNs which satisfy its credit requirements for commercial paper.

MONEY MARKET MUTUAL FUNDS

         Under the 1940 Act, a Fund may not invest more than 10% of its total assets at any one time in the shares of other funds, 5% of its total assets in the shares of any one mutual fund, or more than 3% of the shares of any one fund. When a Fund invests in the shares of other mutual funds, investment advisory and other fees will apply, and the investment's yield will be reduced accordingly.

         Each of the Growth Fund, the Income Equity Fund, the Rotating Index Fund, the Mortgage Securities Fund, the Ohio Tax-Free Fund, the Michigan Tax-Free Fund, the Fixed Income Securities Fund, and the Short/Intermediate Fixed Income Securities Fund may invest up to 5% of its total assets in the shares of money market mutual funds (other than the Trust's Money Market Funds) for liquidity purposes. The Ohio Tax-Free Fund may not, however, invest in shares of a money market mutual fund which generates income treated as a preference item for federal alternative minimum tax purposes.

         The Ohio Municipal Money Market Fund may invest up to 5% of its total assets in the shares of one or more tax-exempt money market mutual funds for liquidity purposes.

MORTGAGE-RELATED SECURITIES

         Mortgage-related securities are securities that, directly or indirectly, represent participations in, or are secured by and payable from, loans secured by real property. Mortgage-related securities include mortgage pass-through securities, adjustable rate mortgage securities and derivative securities such as collateralized mortgage obligations and stripped mortgage-backed securities. Mortgage-related securities fall into three categories: (a) those issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"); (b) those issued by non-governmental issuers that represent interests in, or are collateralized by, mortgage-related securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (c) those issued by non-governmental issuers that represent an interest in, or are collateralized by, whole mortgage loans or mortgage-related securities without a government guarantee but usually with over-collateralization or some other form of private credit enhancement. Non-governmental issuers include originators of investors in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

         There are a number of important differences both among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities themselves. Ginnie Maes are Mortgage Pass-Through Certificates issued by GNMA, which is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes are guaranteed as to the timely payment of principal and interest by GNMA and GNMA's guarantee is backed by the full faith and credit of the U.S. Treasury. In addition, Ginnie Maes are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under GNMA's guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA. The FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA but are not backed by or entitled to the full faith and credit of the U.S. Treasury. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCS"). The FHLMC is a corporate instrumentality of the U.S. Government, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the U.S. Treasury or by any Federal Home Loan Bank and do not constitute a debt or obligation of the U.S. Government or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

         Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of mortgage-related securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are prone to prepayment. For this and other reasons, a mortgage-related security's effective maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to the Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

         The Mortgage Securities Fund, Fixed Income Securities Fund, Intermediate Government Income Fund and Short/Intermediate Fixed Income Securities Fund may invest in mortgage-related securities issued by the U.S. government, its agencies or instrumentalities, and the derivative mortgage securities described above. In addition, the Mortgage Securities Fund may invest in mortgage-related securities issued by private entities.

         MORTGAGE PASS-THROUGH SECURITIES

                  Mortgage pass-through securities provide for the pass-through to investors of their pro-rata share of monthly payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans.

         ADJUSTABLE RATE MORTGAGE SECURITIES

                  Adjustable rate mortgage securities ("ARMS") are pass-through mortgage securities collateralized by mortgages with interest rates that are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the values of ARMS, like other debt securities, generally vary inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the values of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages.

                  ARMS typically have caps which limit the maximum amount by which the interest rate may be increased or decreased at periodic intervals or over the life of the loan. To the extent that interest rates increase in excess of the caps, ARMS can be expected to behave more like traditional debt securities and to decline in value to a greater extent than would be the case in the absence of such caps. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages. The extent to which the prices of ARMS fluctuate with changes in interest rates will also be affected by the indices underlying the ARMS. Some indices, such s the one-year constant maturity Treasury note rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Reserve Cost of Funds Index (often related to ARMS issued by FNMA), tend to lag changes in market levels and tend to be somewhat less volatile.

         DERIVATIVE MORTGAGE SECURITIES

                  Collateralized mortgage obligations are derivative mortgage securities and are debt instruments issued by special purpose entities which are secured by pools of mortgage loans or other mortgage-related securities. Multi-class pass-through securities are equity interests in a trust composed of mortgage loans or other mortgage-related securities. Both are considered derivative mortgage securities and are collectively referred to as "CMOs." Payments of principal and interest on underlying collateral provide the funds to pay debt service on the collateralized mortgage obligation or make scheduled distributions on the multi-class pass-through security.

                  In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMO, often referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates.

                  The principal and interest on the underlying mortgages may be allocated among the several tranches of a CMO in many ways. For example, certain tranches may have variable or floating interest rates and others may provide only the principal or interest feature of the underlying security. Generally, the purpose of the allocation of the cash flow of a CMO to the various tranches is to obtain a more predictable cash flow to certain of the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on mortgage-related securities. As part of the process of creating more predictable cash flows on most of the tranches of a CMO, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgage loans. The yields on these tranches, which may include inverse floaters, stripped mortgage-backed securities, and Z tranches, discussed below, are generally higher than prevailing market yields on mortgage-related securities with similar maturities. As a result of the uncertainty of the cash flows of these tranches, the market prices of and yield on these tranches generally are more volatile.

                  An inverse floater is a CMO tranche with a coupon rate that moves inversely to a designated index, such as LIBOR (London Inter-Bank Offered Rate) or COFI (Cost of Funds Index). Like most other fixed income securities, the value of inverse floaters will decrease as interest rates increase. Inverse floaters, however, exhibit greater price volatility than the majority of mortgage pass- through securities or CMOs. Coupon rates on inverse floaters typically change at a multiple of the change in the relevant index rate. Thus, any rise in the index rate (as a consequence of an increase in interest rates) causes a correspondingly greater drop in the coupon rate of an inverse floater while any drop in the index rate causes a correspondingly greater increase in the coupon of an inverse floater. Some inverse floaters also exhibit extreme sensitivity to changes in prepayments. Inverse floaters would be purchased by a Fund in an attempt to protect against a reduction in the income earned on the Fund's investments due to a decline in interest rates.

                  Z tranches of CMOs defer interest and principal payments until one or more other classes of the CMO have been paid in full. Interest accretes on the Z tranche, being added to principal, and is compounded through the accretion period. After the other classes have been paid in full, interest payments begin and continue through maturity. Z tranches have characteristics similar to zero coupon bonds. Like a zero coupon bond, during its accretion period a Z tranche has the advantage of eliminating the risk of reinvesting interest payments at lower rates during a period of declining market interest rates. At the same time, however, and also like a zero coupon bond, the market value of a Z tranche can be expected to fluctuate more widely with changes in market interest rates than would the market value of a tranche which pays interest currently. In addition, changes in prepayment rates on the underlying mortgage loans will affect the accretion period of a Z tranche, and therefore also will influence its market value.

                  The Mortgage Securities Fund will invest only in CMOs which are issued by agencies or instrumentalities of the U.S. government or CMOs issued by private organizations which are rated AAA by an NRSRO.

                  Stripped mortgage-backed securities ("SMBSs") may represent an interest solely in the principal repayments or solely in the interest payments on mortgage-backed securities). SMBSs are derivative multi-class securities. SMBSs are usually structured with two classes and receive different proportions of the interest and principal distributions on the pool of underlying mortgage-backed securities. Due to the possibility of prepayments on the underlying mortgages, SMBSs may be more interest-rate sensitive than other securities purchased. If prevailing interest rates fall below the level at which SMBSs were issued, there may be substantial prepayments on the underlying mortgages, leading to the relatively early prepayments of principal-only SMBSs (the principal-only or "PO" class) and a reduction in the amount of payments made to holders of interest-only SMBSs (the interest-only or "IO" class). Therefore, interest-only SMBSs generally increase in value as interest rates rise and decrease in value as interest rates fall, counter to changes in value experienced by most fixed income securities. If the underlying mortgages experience slower than anticipated prepayments of principal, the yield on a PO class will be affected more severely than would be the case with a traditional mortgage-related security. Because the yield to maturity of an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage-backed securities, it is possible that a Fund might not recover its original investment on interest-only SMBSs if there are substantial prepayments on the underlying mortgages. A Fund's inability to fully recoup its investment in these securities as a result of a rapid rate of principal prepayments may occur even if the securities are rated AAA by an NRSRO. In view of these considerations, Huntington intends to use these characteristics of interest-only SMBSs to reduce the effects of interest rate changes on the value of a Fund's portfolio, while continuing to pursue current income.

OPTIONS

         A call option gives the purchaser of the option the right to buy a security at a stated price from the writer (seller) of the option. A put option gives the purchaser of the option the right to sell a security at a stated price to the writer of the option. In a covered call option, during the option period the writer owns the security (or a comparable security sufficient to satisfy securities exchange requirements) which may be sold pursuant to the option. In a covered put option, the writer holds cash and/or short-term debt instruments sufficient in an amount equal to the exercise price of the option. In addition, a put or call option will be considered covered if and to the extent that some or all of the risk of the option has been offset by another option. A Fund may write combinations of covered puts and calls on the same underlying security.

         In general, a Fund may write options in an attempt to increase returns or purchase options for hedging purposes.

         The premium received from writing a put or call option, increases a Fund's return on the underlying security in the event that the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. A put option locks in the price at which a Fund may sell a security it holds, thus hedging against market declines and a call option locks in the price at which a Fund may purchase a security, thus hedging against inflation. Such protection is provided during the life of the put option since the Fund, as holder of the option, is able to sell the underlying security at the option's exercise price regardless of any decline in the underlying security's market price.

         By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security substantially appreciates in value.

         A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction, in which it purchases an offsetting option. A Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security owned by a Fund.

         In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner a Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

         In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.

         Each of the Equity and Income Funds may write or purchase put and call options. All call options written must be covered.

         The successful use of options depends on the ability of Huntington to forecast interest rate and market movements. For example, if a Fund were to write a call option based on Huntington's expectation that the price of the underlying security will fall, but the price rises instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if a Fund were to write a put option based on Huntington's expectations that the price of the underlying security will rise, but the price falls instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.

         When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not lose any of its investment in such security if the price does not change.

         The use of options also involves the risk of imperfect correlation between movements in option prices and movements in the value of the underlying securities.

         The effective use of options also depends on the Fund's ability to terminate option positions at times when Huntington deems it desirable to do so. Although a Fund will take an option position only if Huntington believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transaction at any particular time or at an acceptable price.

         The Funds generally expect that their options transactions will be conducted on recognized exchanges. In certain instances, however, a Fund may purchase and sell options in the over-the-counter ("OTC") markets. A Fund's ability to terminate options in the OTC market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to a Fund. A Fund will, however, engage in OTC market transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of Huntington, the pricing mechanism and liquidity of the OTC market is satisfactory and the participants are responsible parties likely to meet their contractual obligations.

         If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events--such as volume in excess of trading or clearing capability--were to interrupt its normal operations.

         A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, a Fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the Fund, as option writer, would remain obligated under the option until expiration.
         Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, a Fund as a purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options by holders who would be unable to deliver the underlying interest. A Fund, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option's expiration and the Fund was unable either to acquire the underlying security or to sell the put option in the market.

         Special risks are presented by internationally-traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premium may not reflect the current prices of the underlying interest in the United States.

         An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position. As a result, a Fund may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when Huntington believes it is inadvisable to do so.

         Higher than anticipated trading activity or order flow or other unforeseen events might cause the Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict a Fund's use of options. The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert. It is possible that the Trust and other clients of Huntington may be considered such a group. These position limits may restrict the Trust's ability to purchase or sell options on particular securities. Options which are not traded on national securities exchanges may be closed out only with the other party to the option transaction. For that reason, it may be more difficult to close out unlisted options than listed options. Furthermore, unlisted options are not subject to the protection afforded purchasers of listed options by the Options Clearing Corporation.

PREFERRED STOCK

         Preferred stock is a type of equity security which represents an ownership interest in a corporation and the right to a portion of the assets of the corporation in the event of a liquidation. This right, however, is subordinate to that of any creditors, including holders of debt issued by the corporation. Owners of preferred stock ordinarily do not have voting rights, but are entitled to dividends at a specified rate.

         Each of the Equity Funds may invest in preferred stock.

PREPAYMENT RISK

         Prepayment risk results because, as interest rates fall, homeowners are more likely to refinance their home mortgages. When home mortgages are refinanced, the principal on mortgage-related securities held is "prepaid" earlier than expected. A Fund which holds mortgage-related securities which are prepaid must reinvest the unanticipated principal payments, just at a time when interest rates on new mortgage investments are falling. Prepayment risk has two important effects on a Fund: (1) when interest rates fall and additional mortgage prepayments must be reinvested at lower interest rates, income will be reduced; and (2) when interest rates fall, prices on mortgage-backed securities may not rise as much as comparable Treasury bonds because bond market investors may anticipate an increase in mortgage prepayments and a likely decline in income.

         Recent market experience has shown that certain derivative mortgage securities have a higher degree of prepayment risk and, as a result, the prices of such securities may be highly volatile.

REPURCHASE AGREEMENTS

         Repurchase agreements are agreements through which banks, broker-dealers and other financial institutions approved by the Trustees sell securities (usually U.S. Government securities) to a Fund and agree to repurchase those securities at a specified price and time (usually not more than seven days from the original sale). The seller's obligation to pay the repurchase price is secured by the securities to be repurchased. These securities are required to be held by the Fund, its custodian or a third-party custodian. In order to protect the Fund's interest, collateral securities must have a value of at least 100% of the resale price at all times. (The seller must provide additional collateral in the event that this condition is not met). In general, the Adviser will require collateral securities to have a value of at least 102% of the resale price at the time the repurchase agreement is made. The collateral is marked to market on a daily basis, thus enabling the Adviser to determine when to request additional collateral from the seller.

         If a seller defaults on its repurchase obligation, a Fund could realize a loss on the sale of the underlying securities to the extent that the proceeds of the sale (including accrued interest) are less than the resale price. In addition, even though the U.S. Bankruptcy Code provides protection to a Fund if the seller becomes bankrupt or insolvent, the Fund may suffer losses in such event.

RESTRICTED AND ILLIQUID SECURITIES

         Restricted securities are any securities which are subject to restriction on resale under federal securities law, including commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Illiquid securities are any securities for which there is a limited trading market and may, therefore, be difficult to sell at market value. Because restricted and illiquid securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to a Fund.

         Section 4(2) commercial paper is generally sold to institutional investors, such as mutual funds, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Trust believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Trust intends, therefore, with respect to the Money Market Fund's investments, to treat these securities as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, the Trust intends not to subject such paper to any limitation applicable to restricted securities.

         Each of the Funds may invest in illiquid securities (including restricted securities, repurchase agreements providing for settlement on more than seven days' notice and OTC options). Except for the Florida Tax-Free Money Fund and the Intermediate Government Income Fund, none of the Fund will invest more than 10% of its total assets in such securities. The Florida Tax-Free Money Fund is limited to 10% of its net assets, while the Intermediate Government Income Fund may invest up to 15% of its total assets in illiquid securities.

SECURITY-SPECIFIC RISK

         Security-specific risk is the risk that the value of a particular security may or may not move in the same direction as the market as a whole. All Funds are subject to this type of risk.

TAX-EXEMPT SECURITIES

         Tax-exempt securities are debt obligations the interest on which is, in the opinion of bond counsel for the issuing governmental entity or agency, excluded from gross income for federal income tax purposes. Examples of tax-exempt securities include fixed and floating or variable rate municipal obligations, tax-exempt notes, participation, trust and partnership interests in municipal obligations, tax-exempt commercial paper, stand-by commitments and private activity bonds.

         Tax-exempt securities are issued to obtain monies for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, roads, schools, water and sewer works, and other utilities. Other public purposes for which tax-exempt securities may be issued include refunding outstanding obligations, obtaining monies for general operating expenses and to lend to other public institutions and facilities. The two principal classifications of tax-exempt securities are general obligation and limited obligation (or revenue) securities. General obligation securities are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues and not from any particular fund or source. The characteristics and methods of enforcement of general obligation securities vary according to the law applicable to the particular issuer.

         Limited obligation securities are payable only from the revenues derived from a particular facility or class or facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, and generally are not payable from the unrestricted revenues of the issuer. Private activity bonds generally are limited obligation securities, the credit and quality of which are usually directly related to the credit of the private user of the facilities. Payment of principal of and interest on these bonds is the responsibility of the private user (and any guarantor).

         Tax-exempt notes and tax-exempt commercial paper are generally used to provide for short-term capital needs, seasonal working capital needs of municipalities or to provide interim construction financing, and generally have maturities of one year or less. Tax-exempt notes include tax anticipation notes ("TANs"), revenue anticipation notes ("RANs") and bond anticipation notes ("BANs"). TANs are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes. RANs are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the federal revenue sharing programs. BANs are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes. In most cases, tax-exempt commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions and is actively traded.

         Private activity bonds (sometimes called "industrial development bonds") may be issued by or on behalf of public authorities to obtain funds to provide certain privately owned or operated facilities. Because dividends attributable to interest on such bonds may not be tax exempt, it may not be desirable for an investor to purchase shares of a Fund which invests in private activity bonds, if such investor is a "substantial user" of facilities which are financed by private activity bonds or industrial development bonds or a "related person" of such a substantial user.

         Tax-exempt securities may be purchased through the acquisition of certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on tax-exempt securities. In such arrangements, any discount accruing on a certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related tax-exempt securities must be exempt from federal income tax and applicable state income taxes to the same extent as interest on such tax-exempt securities, in the opinion of counsel to the initial seller of each such certificate or instrument.

         Tax-exempt securities may also be acquired by purchasing from banks participation interests in all or part of specific holdings of tax-exempt securities. Such participations may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. A Fund will have the right to sell the interest back to the bank or other financial institutions and draw on the letter of credit on demand, generally on seven days' notice, for all or any part of the Fund's participation interest in the par value of the municipal obligation plus accrued interest. Huntington will generally exercise the demand on a letter of credit only under the following circumstances: (1) upon default of any of the terms of the documents of the municipal obligation,
(2) as needed to provide liquidity in order to meet redemptions, or (3) in order to maintain a high quality investment portfolio. The selling bank may receive a fee in connection with the arrangement. Banks and financial institutions are subject to extensive governmental regulations which may limit the amounts and types of loans and other financial commitments that may be made and interest rates and fees which may be charged. The profitability of banks and financial institutions is largely dependent upon the availability and cost of capital funds to finance lending operations under prevailing money market conditions. General economic conditions also play an important part in the operations of these entities and exposure to credit losses arising from possible financial difficulties of borrowers may affect the ability of a bank or financial institution to meet its obligations with respect to a participation interest. A Fund which purchases a participation interest must receive an opinion of counsel or a ruling of the Internal Revenue Service stating that interest earned by it on the tax-exempt securities in which it holds such participation interest is excluded from gross income for federal regular income tax purposes and applicable state income taxes.

         Prices and yields on tax-exempt securities are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions in the market for tax-exempt obligations, the size of a particular offering, the maturity of the obligation and ratings of particular issues, and are subject to change from time to time. Information about the financial condition of an issuer of tax-exempt bonds or notes may not be as extensive as that which is made available by corporations whose securities are publicly traded.

         Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of tax-exempt securities. There is also the possibility that, as a result of litigation or other conditions, the power or ability of issuers to meet their obligations to pay interest on and principal of their tax-exempt securities may be materially impaired or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for tax exempt obligations or certain segments thereof, or may materially affect the credit risk with respect to particular bonds or notes. Adverse economic, business, legal or political developments might affect all or a substantial portion of tax-exempt securities in the same manner. Obligations of issuers of tax-exempt securities are subject to the provisions of bankruptcy, insolvency and other laws, such as the Federal Bankruptcy Code, affecting the rights and remedies of creditors.

         The Internal Revenue Code of 1986, as amended (the "Code"), imposes certain continuing requirements on issuers of tax-exempt securities regarding the use, expenditure and investment of bond proceeds and the payment of rebates to the United States of America. Failure by the issuer to comply subsequent to the issuance of tax-exempt bonds with certain of these requirements could cause interest on the bonds to become includable in gross income retroactive to the date of issuance.

         Each of the Income Funds, the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund may invest in tax-exempt securities. The Ohio Tax-Free Fund may not invest in private activity bonds if the interest is treated as a preference item for purposes of the federal alternative minimum tax. Shareholders should consult their own tax adviser regarding the potential effect on them (if any) of any investment in the Tax-Exempt Funds.

U.S. GOVERNMENT SECURITIES

         U.S. Government securities are securities that are either issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities. U.S. Government securities are limited to: direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds and notes, bonds, and discount notes of U.S. Government agencies or instrumentalities, including certain mortgage securities.

        Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government, such as Government National Mortgage Association participation certificates, are backed by the full faith and credit of the U.S. Treasury.

         Other such obligations are only supported by: the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury; the discretionary authority of the U.S. Government to purchase certain obligations of an agency or instrumentality; or the credit of the agency or instrumentality.

         All of the Funds may invest in U.S. Government securities and may use them for defensive purposes.

U.S. TREASURY SECURITY FUTURES CONTRACTS AND OPTIONS

         U.S. Treasury security futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of U.S. Treasury security called for in the contract at a specified date and price. Options on U.S. Treasury securities futures contracts give the purchaser the right in return for the premium paid to assume a position in a U.S. Treasury security futures contract at the specified option exercise price at any time during the period of the option. U.S. Treasury security futures contracts and options on such contracts are used to hedge against movements in the value of tax-exempt securities.

         Successful use of U.S. Treasury security futures contracts depends on the ability to predict the direction of interest rate movements and the effects of other factors on the value of debt securities. For example, the sale of U.S. Treasury security futures contracts is used to hedge against the possibility of an increase in interest rates which would adversely affect the value of tax-exempt securities held in a Fund's portfolio. If, unexpectedly, the prices of the tax-exempt securities increase following a decline in interest rates, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements at a time when it may be disadvantageous to do so.

         There is also a risk that price movements in U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities. For example, if a Fund has hedged against a decline in the values of tax-exempt securities held by it by selling U.S. Treasury securities futures and the value of U.S. Treasury securities subsequently increases while the value of its tax-exempt securities decreases, the Fund will incur losses on both its U.S. Treasury security futures contracts and its tax-exempt securities. Huntington will seek to reduce this risk by monitoring movements in markets for U.S. Treasury security futures and options and for tax-exempt securities closely.

         Each of the Tax-Exempt Funds may purchase and sell futures contracts and related options on U.S. Treasury securities when, in the opinion of Huntington, price movements in U.S. Treasury security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge.

WARRANTS

         Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

         Each of the Equity Funds may invest in warrants.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

         When-issued and delayed delivery transactions are arrangements through which a Fund purchases securities with payment and delivery scheduled for a future time. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the purchasing Fund sufficient to make payment for the securities are segregated on the Fund's records at the trade date. These assets are then marked to market daily and maintained until the transaction has been settled. A seller's failure to complete a transaction may cause a Fund to miss a desired price or yield. In addition, because of delayed settlement, a Fund may pay more than market value on the settlement date. The Adviser may choose to dispose of a commitment prior to settlement.

         With the exception of the Mortgage Securities Fund, which may invest up to 35% of its total assets in securities purchased on a when-issued or delayed delivery basis, none of the Funds intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

         All of the Funds may engage in when-issued and delayed delivery transactions.

ZERO-COUPON SECURITIES

         Zero-coupon securities are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity. Zero-coupon securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. As a result, the net asset value of shares of a Fund investing in zero-coupon securities may fluctuate over a greater range than shares of other Funds and other mutual funds investing in securities making current distributions of interest and having similar maturities.

         Zero-coupon securities may include U.S. Treasury bills issued directly by the U.S. Treasury or other short-term debt obligations, and longer-term bonds or notes and their unmatured interest coupons which have been separated by their holder, typically a custodian bank or investment brokerage firm. A number of securities firms and banks have stripped the interest coupons from the underlying principal (the "corpus") of U.S. Treasury securities and resold them in custodial receipt programs with a number of different names, including Treasury Income Growth Receipts ("TIGRS") and Certificates of Accrual on Treasuries ("CATS"). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof.

         In addition, the U.S. Treasury has facilitated transfers of ownership of zero-coupon securities by accounting separately for the beneficial ownership of particular interest coupons and corpus payments on U.S. Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program, as established by the U.S. Treasury Department, is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, a Fund will be able to have its beneficial ownership of U.S. Treasury zero-coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidence of ownership of the underlying U.S. Treasury securities. When debt obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the corpus and coupons maybe sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor.

         Each of the Income Funds may invest in zero-coupon securities.

SPECIAL RISK FACTORS APPLICABLE TO THE OHIO TAX-EXEMPT FUNDS

         "Ohio tax-exempt securities" refer to tax-exempt securities issued by or on behalf of the State of Ohio or its authorities, agencies, instrumentalities, and political subdivisions, the interest on which, in the opinion of bond counsel at the time of issuance, is exempt from both federal income tax and Ohio personal income taxes. Since the Ohio Tax-Free Fund and the Ohio Municipal Money Market Fund invest primarily in Ohio tax-exempt securities, the value of these Funds' shares may be especially affected by factors pertaining to the economy of Ohio and other factors specifically affecting the ability of issuers of Ohio tax-exempt securities to meet their obligations. As a result, the value of the Funds' shares may fluctuate more widely than the value of shares of a fund investing in securities relating to a number of different states. The Ohio Municipal Money Market Fund may invest in Ohio tax-exempt securities only if rated at the time of purchase within the two highest grades assigned by any two nationally recognized statistical rating organizations ("NRSROs") (or by any one NRSRO if the obligation is rated by only that NRSRO). In addition, the Ohio Municipal Money Market Fund may have more than 40% of its total assets invested in securities that are credit-enhanced by domestic and foreign banks. Changes in credit quality of these banking institutions could cause losses to this Fund and affect its share price.

         As described above, the Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund will each invest most of its net assets in Ohio tax-exempt securities. The Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund are therefore susceptible to general or particular economic, political or regulatory factors that may affect issuers of Ohio tax-exempt securities. The following information constitutes only a brief summary of some of the many complex factors that may have an effect. The information does not apply to "conduit" obligations on which the public issuer itself has no financial responsibility. This information is derived from official statements of certain Ohio issuers published in connection with their issuance of securities and from other publicly available information, and is believed to be accurate. No independent verification has been made of any of the following information.

         Generally, the creditworthiness of Ohio tax-exempt securities of local issuers is unrelated to that of obligations of the State itself, and the State has no responsibility to make payments on those local obligations.

         There may be specific factors that at particular times apply in connection with investment in particular Ohio tax-exempt securities or in those obligations of particular Ohio issuers. It is possible that the investment may be in particular Ohio tax-exempt securities, or in those of particular issuers, as to which those factors apply. However, the information below is intended only as a general summary, and is not intended as a discussion of any specific factors that may affect any particular obligation or issuer.

         Ohio is the seventh most populous state. The 1990 Census count of 10,847,000 indicated a 0.5% population increase from 1980. The Census estimate for 1998 was 11,209,000.
         While diversifying more into the service and other non-manufacturing areas, the Ohio economy continues to rely in part on durable goods manufacturing largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity, as in many other industrially-developed states, tends to be more cyclical than in some other states and in the nation as a whole. Agriculture is an important segment of the economy, with over half the State's area devoted to farming and approximately 16% of total employment in agribusiness.

         In prior years, the State's overall unemployment rate was commonly somewhat higher than the national figure. For example, the reported 1990 average monthly State rate was 5.7%, compared to the 5.5% national figure. However, in recent years the annual State rates were below or at the national rates (4.3% vs. 4.5% in 1998, both at 4.2% in 1999). The unemployment rate and its effects vary among geographic areas of the State.

         There can be no assurance that future national, regional or state-wide economic difficulties, and the resulting impact on State or local government finances generally, will not adversely affect the market value of Ohio tax-exempt securities held in the Ohio Municipal Money Market Fund and/or the Ohio Tax-Free Fund or the ability of particular obligors to make timely payments of debt service on (or lease payments relating to) those Obligations.

         The State operates on the basis of a fiscal biennium for its appropriations and expenditures, and is precluded by law from ending its July 1 to June 30 fiscal year (FY) or fiscal biennium in a deficit position. Most State operations are financed through the General Revenue Fund (GRF), for which the personal income and sales-use taxes are the major sources. Growth and depletion of GRF ending fund balances show a consistent pattern related to national economic conditions, with the ending FY balance reduced during less favorable and increased during more favorable economic periods. The State has well-established procedures for, and has timely taken, necessary actions to ensure resource/expenditure balances during less favorable economic periods. Those procedures included general and selected reductions in appropriations spending.

         The 1992-93 biennium presented significant challenges to State finances, successfully addressed. To allow time to resolve certain budget differences an interim appropriations act was enacted effective July 1, 1991; it included GRF debt service and lease rental appropriations for the entire biennium, while continuing most other appropriations for a month. Pursuant to the general appropriations act for the entire biennium, passed on July 11, 1991, $200 million was transferred from the Budget Stabilization Fund (BSF, a cash and budgetary management fund) to the GRF in FY 1992.

         Based on updated results and forecasts in the course of that FY, both in light of a continuing uncertain nationwide economic situation, there was projected and then timely addressed an FY 1992 imbalance in GRF resources and expenditures. In response, the Governor ordered most State agencies to reduce GRF spending in the last six months of FY 1992 by a total of approximately $184 million; the $100.4 million BSF balance and additional amounts from certain other funds were transferred late in the FY to the GRF, and adjustments were made in the timing of certain tax payments.

         A significant GRF shortfall (approximately $520 million) was then projected for FY 1993. It was addressed by appropriate legislative and administrative actions, including the Governor's ordering $300 million in selected GRF spending reductions and subsequent executive and legislative action (a combination of tax revisions and additional spending reductions). The June 30, 1993 ending GRF fund balance was approximately $111 million, of which, as a first step to replenishment, $21 million was deposited in the BSF.

         None of the spending reductions were applied to appropriations needed for debt service or lease rentals relating to any State obligations.

         The 1994-95 biennium presented a more affirmative financial picture. Based on June 30, 1994 balances, an additional $260 million was deposited in the BSF. The biennium ended June 30, 1995 with a GRF ending fund balance of $928 million, of which $535.2 million was transferred into the BSF. The significant GRF fund balance, after leaving in the GRF an unreserved and undesignated balance of $70 million, was transferred to the BSF and other funds including school assistance funds and, in anticipation of possible federal program changes, a human services stabilization fund.

         From a higher than forecast 1996-97 mid-biennium GRF fund balance, $100 million was transferred for elementary and secondary school computer network purposes and $30 million to a new State transportation infrastructure fund. Approximately $400.8 million served as a basis for temporary 1996 personal income tax reductions aggregating that amount. The 1996-97 biennium-ending GRF fund balance was $834.9 million. Of that, $250 million went to school building construction and renovation, $94 million to the school computer network, $44.2 million for school textbooks and instructional materials and a distance learning program, and $34 million to the BSF, and the $263 million balance to a State income tax reduction fund.

         The 1998-99 biennium ending GRF balances were $1.5 billion (cash) and $976 million (fund). Of that fund balance, $325.7 million has been transferred to school building assistance, $46.3 million to the BSF, $90 million to supply classroom computers and for interactive video distance learning, and the remaining amount to the State income tax reduction fund. The BSF had a December 16, 1999 balance of over $953 million.

         The GRF appropriations acts for the current 2000-01 biennium (one for all education purposes, and one for general GRF purposes) were passed on June 24 and June 28, 1999, respectively, and promptly signed (after selective vetoes) by the Governor. Those acts provided for total GRF biennial expenditures of over $39.8 billion. Necessary GRF debt service and lease-rental appropriations for the entire biennium were requested in the Governor's proposed budget and incorporated in the appropriations bills as introduced, and were included in the bill versions as passed by the House and the Senate and in the acts as passed and signed.

         The State's incurrence or assumption of debt without a vote of the people is, with exceptions noted below, prohibited by current State constitutional provisions. The State may incur debt, limited in amount to $750,000, to cover casual deficits or failures in revenues or to meet expenses not otherwise provided for. The Constitution expressly precludes the State from assuming the debts of any local government or corporation. (An exception is made in both cases for any debt incurred to repel invasion, suppress insurrection or defend the State in war.)

         By 16 constitutional amendments approved from 1921 to date (the latest adopted in 1999) Ohio voters authorized the incurrence of State debt and the pledge of taxes or excises to its payment. At February 11, 2000, over $1.4 billion (excluding certain highway bonds payable primarily from highway use receipts) of this debt was outstanding or awaiting delivery. The only such State debt currently at that date authorized to be incurred were portions of the highway bonds, and the following: (a) up to $100 million of obligations for coal research and development may be outstanding at any one time ($19.3 million outstanding); (b) $240 million of obligations previously authorized for local infrastructure improvements, no more than $120 million of which may be issued in any calendar year (over $1.06 billion outstanding); and (c) up to $200 million in general obligation bonds for parks, recreation and natural resources purposes which may be outstanding at any one time ($109.1 million outstanding, with no more than $50 million to be issued in any one year).

         The electors in 1995 approved a constitutional amendment extending the local infrastructure bond program (authorizing an additional $1.2 billion of State full faith and credit obligations to be issued over 10 years for the purpose), and authorizing additional highway bonds (expected to be payable primarily from highway use receipts). The latter authorizes not more than $1.2 billion to be outstanding at any time and not more than $220 million to be issued in a fiscal year.

         A constitutional amendment approved by the voters in November 1999 authorizes State general obligation debt to pay costs of facilities for a system of common schools throughout the State and facilities for state supported and assisted institutions of higher education. That, and other debt represented by direct obligations of the State (including that authorized by the Ohio Public Facilities Commission and Ohio Building Authority, and some authorized by the Treasurer), may not be issued if future FY total debt service on those direct obligations to be paid from the GRF or net lottery proceeds exceeds 5% of total estimated revenues of the State for the GRF and from net State lottery proceeds during the FY of issuance.

         The Constitution also authorizes the issuance of State obligations for certain purposes, the owners of which do not have the right to have excises or taxes levied to pay debt service. Those special obligations include obligations issued by the Ohio Public Facilities Commission and the Ohio Building Authority, and certain obligations issued by the State Treasurer, over $5.2 billion of which were outstanding or awaiting delivery at February 11, 2000.

         In recent years, State agencies have participated in transportation and office building projects that may have some local as well as State use and benefit, in connection with which the State enters into lease purchase agreements with terms ranging from 7 to 20 years. Certificates of participation, or special obligation bonds of the State or a local agency, are issued that represent fractionalized interests in or are payable from the State's anticipated payments. The State estimates highest future FY payments under those agreements (as of February 11, 2000) to be approximately $34.6 million (of which $30.7 million is payable from sources other than the GRF, such as federal highway money distributions). State payments under all those agreements are subject to biennial appropriations, with the lease terms being two years subject to renewal if appropriations are made.

         A 1990 constitutional amendment authorizes greater State and political subdivision participation (including financing) in the provision of housing. The General Assembly may for that purpose authorize the issuance of State obligations secured by a pledge of all or such portion as it authorizes of State revenues or receipts (but not by a pledge of the State's full faith and credit).

         A 1994 constitutional amendment pledges the full faith and credit and taxing power of the State to meeting certain guarantees under the State's tuition credit program which provides for purchase of tuition credits, for the benefit of State residents, guaranteed to cover a specified amount when applied to the cost of higher education tuition. (A 1965 constitutional provision that authorized student loan guarantees payable from available State moneys has never been implemented, apart from a "guarantee fund" approach funded essentially from program revenues.)

         State and local agencies issue obligations that are payable from revenues from or relating to certain facilities (but not from taxes). By judicial interpretation, these obligations are not "debt" within constitutional provisions. In general, payment obligations under lease-purchase agreements of Ohio public agencies (in which certificates of participation may be issued) are limited in duration to the agency's fiscal period, and are renewable only upon appropriations being made available for the subsequent fiscal period.

         Local school districts in Ohio receive a major portion (state-wide aggregate of approximately 47% in FY 1998) of their operating moneys from State subsidies, but are dependent on local property taxes, and in 126 districts (as of February 11, 2000) on voter-authorized income taxes, for significant portions of their budgets. Litigation, similar to that in other states, has been pending questioning the constitutionality of Ohio's system of school funding. The Ohio Supreme Court has concluded that aspects of the system (including basic operating assistance and the loan program referred to below) are unconstitutional, and ordered the State to provide for and fund a system complying with the Ohio Constitution, staying its order to permit time for responsive corrective actions. After a further hearing, the trial court has decided that steps taken to date by the State to enhance school funding have not met the requirements of the Supreme Court decision. The State has appealed to the Supreme Court, before which oral arguments were heard on November 16, 1999. That Court has issued a stay, pending appeal, of the implementation of the trial court's order. A small number of the State's 612 local school districts have in any year required special assistance to avoid year-end deficits. A now superseded program provided for school district cash need borrowing directly from commercial lenders, with diversion of State subsidy distributions to repayment if needed. Recent borrowings under this program totalled $87.2 million for 20 districts in FY 1996 (including $42.1 million for one), $113.2 million for 12 districts in FY 1997 (including $90 million to one for restructuring its prior loans), and $23.4 million for 10 districts in FY 1998.

         Ohio's 943 incorporated cities and villages rely primarily on property and municipal income taxes for their operations. With other subdivisions, they also receive local government support and property tax relief moneys distributed by the State.

         For those few municipalities and school districts that on occasion have faced significant financial problems, there are statutory procedures for a joint State/local commission to monitor the fiscal affairs and for development of a financial plan to eliminate deficits and cure any defaults. (Similar procedures have recently been extended to counties and townships.) Since inception for municipalities in 1979, these "fiscal emergency" procedures have been applied to 27 cities and villages; for 21 of them the fiscal situation was resolved and the procedures terminated (one municipality is currently in preliminary "fiscal watch" status). As of February 11, 2000, a school district "fiscal emergency" provision was applied to 11 districts, and eight were on preliminary "fiscal watch" status.

         At present the State itself does not levy ad valorem taxes on real or tangible personal property. Those taxes are levied by political subdivisions and other local taxing districts. The Constitution has since 1934 limited to 1% of true value in money the amount of the aggregate levy (including a levy for unvoted general obligations) of property taxes by all overlapping subdivisions, without a vote of the electors or a municipal charter provision, and statutes limit the amount of that aggregate levy to 10 mills per $1 of assessed valuation (commonly referred to as the "ten-mill limitation"). Voted general obligations of subdivisions are payable from property taxes that are unlimited as to amount or rate.

SPECIAL RISK FACTORS APPLICABLE TO THE MICHIGAN TAX-FREE FUND

         "Michigan tax-exempt securities" refer to tax-exempt securities issued by or on behalf of the State of Michigan or its authorities, agencies, instrumentalities, and political subdivisions, the interest on which, in the opinion of bond counsel at the time of issuance, is exempt from both federal income tax and Michigan personal income taxes. Because the Michigan Tax-Free Fund will invest primarily in Michigan tax-exempt securities, its investment performance is especially dependent on Michigan's prevailing economic conditions. As a result, the value of this Fund's shares may fluctuate more widely than the value of shares of a fund investing in securities relating to a number of states. In addition, to provide somewhat greater investment flexibility, the Michigan Tax-Free Fund is also a "non-diversified" fund and, as such, is not required to meet any diversification requirements under the 1940 Act. The Michigan Tax-Free Fund may use its ability as a non-diversified fund to concentrate its assets in the securities of a smaller number of issuers which the Adviser deems to be attractive investments, rather than invest in a larger number of securities merely to satisfy non-tax diversification requirements. While the Adviser believes that the ability to concentrate its investments in particular issuers is an advantage when investing in Michigan tax-exempt securities, such concentration also involves a risk of loss should the issuer be unable to make interest or principal payments or should the market value of such securities decline. Investment in a non-diversified fund could therefore entail greater risks than investment in a "diversified" fund, including a risk of greater fluctuations in yield and share price. The Michigan Tax-Free Fund must nevertheless meet certain diversification tests to qualify as a "regulated investment company" under the Code.

         The following highlights some of Michigan's more significant financial trends and problems, and is based on information drawn from official statements and prospectuses relating to securities offerings of the State of Michigan, its agencies and instrumentalities as available on December 31, 1999. The Trust has not independently verified any of the information contained in such official statements and other publicly available documents, but is not aware of any fact that would render such information inaccurate.

         CONSTITUTIONAL STATE REVENUE LIMITATIONS. In 1978 the State Constitution was amended to limit the amount of total State revenues raised from taxes and other sources. State revenues (excluding federal aid and revenues for payment of principal and interest on general obligation bonds) in any fiscal year are limited to a fixed percentage of State personal income in the prior calendar year or average of the prior three calendar years, whichever is greater. The percentage is fixed by the amendment to equal the ratio of the 1978-79 fiscal year revenues to total 1977 State personal income.

         If any fiscal year revenues exceed the revenue limitation by one percent or more, the entire amount of such excess shall be rebated in the following fiscal year's personal income tax or single business tax. Any excess of less than one percent may be transferred to the State's Budget Stabilization Fund.

         The State may raise taxes in excess of the limit for emergencies when deemed necessary by the Governor and two-thirds of the members of each house of the Legislature.

         The State Constitution provides that the proportion of State spending paid to all units of local government to total State spending may not be reduced below the proportion in effect in the 1978-79 fiscal year. The percentage, originally determined for the base year 1978-79 at 41.6 percent, was recalculated effective with the fiscal year 1992-93 as a result of a legal settlement with Oakland County, Michigan. As part of the settlement, the State agreed to recalculate the base year determination to ensure a consistent base of expenditures to local units of government. The recalculated base year percentage is 48.97%. If such spending does not meet the required level in a given year, an additional appropriation for local governmental units is required by the "following fiscal year," which means the year following the determination of the shortfall, according to an opinion issued by the State's Attorney General. Spending for local units met this requirement for fiscal years 1990-91 through 1995-96.

         The State Constitution also requires the State to finance any new or expanded activity of local governments mandated by State law. Any expenditures required by this provision would be counted as State spending for local units of government for purposes of determining compliance with the provision cited above.

         CONSTITUTIONAL LOCAL TAX LIMITATIONS. Under the Michigan Constitution, the total amount of general ad valorem taxes imposed on taxable property in any year cannot exceed certain millage limitations specified by the Constitution, statute or charter. The Constitution was amended by popular vote in November 1978 (effective December 23, 1978) to prohibit local units of government from levying any tax not authorized by law or charter, or from increasing the rate of an existing tax above the rate authorized by law or charter, at the time the amendments were ratified, without the approval of a majority of the electors of the local unit voting on the question.

         Local units of government and local authorities are authorized to issue bonds and other evidences of indebtedness in a variety of situations without the approval of electors, but the ability of the obligor to levy taxes for the payment of such obligations is subject to the foregoing limitations unless the obligations were authorized before December 23, 1978 or approved by the electors.

         The 1978 amendments to the Constitution also contain millage reduction provisions. Under such provisions, should the value of taxable property (exclusive of new construction and improvements) increase at a percentage greater than the percentage increase in the Consumer Price Index, the maximum authorized tax rate would be reduced by a factor which would result in the same maximum potential tax revenues to the local taxing unit as if the valuation of taxable property (less new construction and improvements) had grown only at the Consumer Price Index rate instead of at the higher actual growth rate. Thus, if taxable property values rise faster than consumer prices, the maximum authorized tax rate would be reduced accordingly.

         MICHIGAN SCHOOL FINANCE AND PROPERTY TAX CHANGES. On March 15, 1994, the people of the State of Michigan approved an amendment to the State Constitution (the "Constitutional Amendment") which resulted in reduced local property taxes. The Constitutional Amendment increased the state sales and use tax from 4 percent to 6 percent; limits the ability of local school districts to levy taxes; and limits assessment increases for each parcel of property to the lesser of 5 percent or the rate of inflation. When property is subsequently sold, its taxable value will revert to the current assessment level of 50 percent of true cash value.

         The Constitutional Amendment, together with legislation enacted in conjunction with the Constitutional Amendment, has substantially increased the revenues dedicated to the State's school aid fund. Pursuant to the Constitutional Amendment, the State's school aid fund directly receives (i) 60% of all taxes imposed at a rate of 4% on retailers on taxable sales at retail of tangible personal property and (ii) 100% of the proceeds of the sales and use taxes imposed at the additional rate of 2%. Pursuant to companion legislation, the State's school aid fund directly receives (i) all of the proceeds generated from the tax levied on cigars, noncigarette smoking tobacco and smokeless tobacco at a rate of 16% of the wholesale price thereof, (ii) 63.4% of the proceeds generated by the tax levied on cigarettes at the rate of 3.75 cents per cigarette (75(cent) per pack), (iii) all of the proceeds generated by the .75% real estate transfer tax, (iv) the profits of the state-operated lottery, (v) a portion of the commercial and industrial facilities taxes imposed pursuant to the Commercial Redevelopment Act, Act No. 255, Public Acts of Michigan, 1978, as amended, and Act No. 198, Public Acts of Michigan, 1974, as amended, respectively, which would otherwise be disbursed to local school districts and which compensates the State for increased State Aid to certain intermediate school districts affected by the property tax abatements authorized under those Acts, (vi) the State's 4% liquor excise tax, (vii) the State's education tax levied at a rate of six mills on all property not exempt by law from ad valorem property taxes or not subject to a tax levied upon certain rail transportation, telephone and telegraph companies and (viii) 23.0% of the gross collections before refunds from the State income tax levied at a rate of 4.4%.

          In conjunction with the Constitutional Amendment, the State Legislature also enacted legislation which substantially reduces the maximum rate at which ad valorem property taxes can be levied by local school districts for school operating purposes. Except for certain levies authorized as described in the two paragraphs below, each local school district shall levy no more than 18 mills for school operating purposes or the number of mills it levied in 1993 for school operating purposes, whichever is less. All homestead property and qualified agricultural property as defined by State law is exempt from such levy, except for certain limited exceptions. The legislation also established a system of financing local school operating costs based on a foundation allowance amount which may vary by district based upon historical spending levels. State funding will provide each school district an amount equal to the difference between its foundation allowance and the revenue that would be generated by the levy of certain local property taxes for school operating purposes at specified maximum authorized rates. A local school district is entitled to levy supplemental property taxes to generate additional revenues if its foundation allowance is less than its historical per pupil expenditures. Levies of a limited number of enhancement mills on regional and local school district bases are also allowed.

         The effect of the Constitutional Amendment and the companion legislation is that a significant portion of the cost of local school operations have been shifted from local school districts to the State. The legislation provided for additional State revenues to fund these State expenses. These additional revenues will be included with the State's constitutional revenue limitations and may impact the State's ability to raise additional revenues in the future.

         EFFECT OF LIMITATIONS ON ABILITY TO PAY BONDS. The ability of the State of Michigan to pay the principal and interest on its general obligation bonds may be affected by the limitations described above under "Constitutional State Revenue Limitations" and "Recent Michigan School Finance and Property Tax Changes." Similarly, the ability of local units of government to levy taxes to pay the principal and interest on their general obligation bonds is subject to the constitutional, statutory, and charter limitations described above under "Constitutional Local Tax Limitations" and "Recent Michigan School Finance and Property Tax Changes."

         In general, revenue bonds issued by the State, by local units of government, or by authorities created by the State or local units of government are payable solely from such specified revenues (other than tax revenues) as are pledged for that purpose, and such authorities generally have no taxing power.

         EFFECT OF GENERAL ECONOMIC CONDITIONS IN MICHIGAN. Michigan is an industrialized state, whose economy is dominated by the automobile industry and related industries. It tends to be more vulnerable to economic downturns than the other economies of many other states and the nation as a whole. Tourism and agriculture are two other important, but less significant industries in the State, both of which have been affected adversely by prior recessions. Over the past fifteen years the Michigan unemployment rate typically has been higher than the national rate, however, this has not been the case since 1994.

         There can be no assurance that the same factors that adversely affect the economy of the State generally will not also affect adversely the market value or marketability of obligations issued by local units of government or local authorities in the State or the ability of the obligors to pay the principal of or interest on such obligations.

         STATE LITIGATION. A significant number of lawsuits, involving substantial dollars, have been filed against the State and are pending. These include tax refund claims, including claims for Single Business Taxes, condemnation actions, claims relating to funding for schools and county courts, and other types of actions.

SPECIAL RISK FACTORS APPLICABLE TO THE FLORIDA TAX-FREE MONEY FUND

         "Florida tax-exempt securities" refer to tax-exempt securities issued by the state of Florida and its political subdivisions, agencies, authorities and instrumentalities and other qualifying issuers, the value of which is exempt from the Florida intangible personal property tax, and which pay interest that is, in the opinion of bond counsel to the issuer, excluded from gross income for federal income tax purposes. Because the Florida Tax-Free Money Fund will invest primarily in Florida tax-exempt securities, its investment performance is especially dependent on Florida's prevailing economic conditions. The Florida Tax-Free Money Fund may invest in Florida tax-exempt securities only if rated at the time of purchase within the two highest grades assigned by any two NRSROs (or by any one NRSRO if the obligation is rated by only that NRSRO).

         In 1980, Florida ranked seventh in population among the fifty states, having a population of 9.7 million people. The state has grown dramatically since 1980 and, as of April 1, 1998, Florida ranked fourth in the nation, with an estimated population of 15 million. The service and trade sectors constitute Florida's largest employment sectors, with services currently accounting for 36% and trade accounting for 25.5% of the state's of total non-farm employment. Florida's manufacturing jobs exist in the high-tech and high value-added sectors, such as electrical and electronic equipment, as well as printing and publishing. Since 1992, Florida's non-farm jobs have increased 24.6% while U.S. non-farm jobs increased 15.9%. From 1995 to 1997, Florida's unemployment rate was below the nation's average. In 1998, Florida's unemployment rate was 4.5%, while the nation's was also 4.5%.

         South Florida, because of its location and involvement with foreign trade, tourism and investment capital, is particularly susceptible to international trade and currency imbalances and economic dislocations in Central and South America. The central and northern portions of the state are affected by problems in the agricultural sector, particularly in the citrus and sugar industries. Short-term adverse economic conditions may be experienced by the central and northern section of Florida, and in the state as a whole, due to crop failures, severe weather conditions or other agriculture-related problems. In addition, the state economy has historically been somewhat dependent on the tourism and construction industries and is therefore sensitive to trends in those sectors.

         The State operates under an annual budget. Under the State Constitution and applicable statutes, the budget as a whole and each separate fund within the State budget must be kept in balance from currently available revenues during each State fiscal year (July 1 through June 30). Moneys are expended pursuant to appropriations acts. In fiscal year 1998-99, an estimated 67% of total direct revenues were derived from State taxes and fees. Federal funds and other special revenues accounted for the remaining revenues. The largest single source of tax receipts in Florida is the 6% sales and use tax and the second largest source of tax receipts (including those distributed to local governments) is the tax on motor fuels. Other tax receipt sources include an alcoholic beverage tax (an excise tax), a corporate income tax, a documentary stamp tax, a gross receipts tax, intangible personal property tax and an estate tax. The Florida lottery produced sales of $2.11 billion, of which $802.9 million was used for education, in fiscal 1998-99. Estimated revenues of $18,592.1 million for fiscal 1999-2000 represent an increase of 4% over revenues for fiscal 1998-99. Estimated revenues for fiscal 1999-2000 of $18,555.2 million represent an increase of 4.6% over fiscal 1999-2000.

         Pursuant to a constitutional amendment which was ratified by the voters on November 8, 1994, the rate of growth in state revenues in a given fiscal year is limited to no more than the average annual growth rate in Florida personal income over the previous five years. Revenues collected in excess of the limitation are to be deposited into the Budget Stabilization Fund unless 2/3 of the members of both houses of the Legislature vote to raise the limit. The revenue limit is determined by multiplying the average annual growth rate in Florida personal income over the previous five years by the maximum amount of revenue permitted under the cap for the previous year. State revenues are defined as taxes, licenses, fees and charges for services imposed by the Legislature as well as revenue from the sale of lottery tickets. Included among the categories of revenues which are exempt from the proposed revenue limitation are revenues pledged to state bonds.

         Many factors, including national, economic, social and environmental policies and conditions, most of which are not within the control of the state or local government, could affect or adversely impact on Florida's financial condition.

                             INVESTMENT RESTRICTIONS

         The following investment restrictions are fundamental and may not be changed without a vote of a majority of the outstanding shares of a Fund.

ALL FUNDS (EXCEPT THE ROTATING INDEX FUND)
Accordingly, the Trust will not, on behalf of a Fund:

         (1) Except for the Tax-Exempt Funds, invest more than 5% of the value of its total assets in the securities of any one issuer (this limitation does not apply to securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or to repurchase agreements secured by such obligations).

         (2)      Purchase more than 10% of the voting securities of any issuer.

         (3) Invest 25% or more of the value of its total assets (i) in securities of companies primarily engaged in any one industry (other than the U.S. Government, its agencies and instrumentalities), and (ii) with respect to the Tax-Exempt Funds, in municipal obligations of one issuer or which are related in such a way that, in the opinion of Huntington, an economic, business or political development other than state-wide, national or international development) affecting one such municipal obligation would also affect others in a similar manner. Such concentration may occur as a result of changes in the market value of portfolio securities, but such concentration may not result from investment.

         (4) Loan more than 20% of the Funds' portfolio securities to brokers, dealers or other financial organizations. All such loans will be collateralized by cash or U.S. Government obligations that are maintained at all times in an amount equal to at least 102% of the current value of the loaned securities.

         (5) For all Funds except the Florida Tax-Free Money Fund, invest more than 10% (15% in the case of the Government Income Fund) of the value of its total assets in illiquid securities including restricted securities, repurchase agreements of over seven days' duration and OTC options. The Florida Tax-Free Money Fund will not invest more than 10% of the value of its net assets in such illiquid securities. The Money Market Fund will not include in this limitation commercial paper issued under Section 4(2) of the Securities Act of 1933 and certain other restricted securities which meet the criteria for liquidity as established by the Trustees.

         (6) Borrow in excess of 5% of its total assets (borrowings are permitted only as a temporary measure for extraordinary or emergency purposes) or pledge (mortgage) its assets as security for an indebtedness, except that each of the Michigan Tax-Free Fund, Intermediate Government Income Fund and Florida Tax-Free Money Fund may borrow from banks up to 10% of the current value of its total net assets for temporary or defensive purposes and those borrowings may be secured by the pledge of not more than 15% (10% for the Florida Tax-Free Money Fund) of the current value of its total net assets (but investments may not be purchased by these Funds while any such borrowings are outstanding).

         (7) Invest more than 5% of its total assets in securities of any issuer which, together with any predecessor, has been in operation for less than three years.

         (8) Purchase or sell real estate or real estate mortgage loans; provided, however, that the Funds may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

         (9) Purchase or sell commodities or commodities contracts, or interests in oil, gas, or other mineral exploration or development programs provided, however, that the Funds may invest in futures contracts for bona fide hedging transactions, as defined in the General Regulations under the Commodity Exchange Act, or for other transactions permitted to entities exempt from the definition of the term commodity pool operator, as long as, immediately after entering a futures contract no more than 5% of the fair market value of the Funds' assets would be committed to initial margins.

         (10) Purchase securities on margin or effect short sales (except that the Funds may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities).

         (11) Engage in the business of underwriting securities issued by others or purchase securities, other than time deposits and restricted securities (i.e., securities which cannot be sold without registration or an exemption from registration), subject to legal or contractual restrictions on disposition.

         (12) Make loans to any person or firm except as provided below; provided, however, that the making of a loan shall not be construed to include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or of a type customarily purchased by institutional investors (which are debt securities, generally rated not less than A by Moody's or S&P, or the equivalent, privately issued and purchased by such entities as banks, insurance companies and investment companies), or (ii) the entry into repurchase agreements. However, each of the Funds may lend its portfolio securities to brokers, dealers or other institutional investors deemed by Huntington, the Trust's manager, pursuant to criteria adopted by the Trustees, to be creditworthy if, as a result thereof, the aggregate value of all securities loaned does not exceed 20% (5% in the case of the Michigan Tax-Free
                  Fund) of the value of total assets and the loan is collateralized by cash or U.S. Government obligations that are maintained at all times in an amount equal to at least 102% of the current market value of the loaned securities. Such transactions will comply with all applicable laws and regulations.

         (13) Purchase from or sell portfolio securities to officers, Trustees or other "interested persons" (as defined in the 1940
                  Act) of the Funds, including its investment manager and its affiliates, except as permitted by the Investment Company Act of 1940 and exemptive Rules or Orders thereunder.

         (14)     Issue senior securities.

         (15) Purchase or retain the securities of any issuer if, to the Funds' knowledge, one or more of the officers, directors or Trustees of the Trust, the investment adviser or the administrator, individually own beneficially more than one-half of one percent of the securities of such issuer and together own beneficially more than 5% of such securities.

         (16) Purchase the securities of other investment companies except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission or except when such purchase is part of a plan of merger, consolidation, reorganization or acquisition and except as permitted pursuant to Section 12(d)(1) of the Investment Company Act of 1940.

         All percentage limitations on investments will apply at the time of the making of an investment and should not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

THE ROTATING INDEX FUND:

         (1) May not concentrate investments in a particular industry or group of industries as concentration is defined under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

         (2) May issue senior securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

         (3) May lend or borrow money to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

         (4) May purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

         (5) May underwrite securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

         (6) May pledge, mortgage or hypothecate any of its assets to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

         The fundamental limitations of the Rotating Index Fund have been adopted to avoid wherever possible the necessity of shareholder meetings otherwise required by the 1940 Act. This recognizes the need to react quickly to changes in the law or new investment opportunities in the securities markets and the cost and time involved in obtaining shareholder approvals for diversely held investment companies. However, the Fund also has adopted nonfundamental limitations, set forth below, which in some instances may be more restrictive than their fundamental limitations. Any changes in a Fund's nonfundamental limitations will be communicated to the Fund's shareholders prior to effectiveness.

         1940 ACT RESTRICTIONS. Under the 1940 Act, and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its totals assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer's voting securities would be held by the fund. "Concentration" is generally interpreted under the 1940 Act to be investing more than 25% of net assets in an industry or group of industries. The 1940 Act limits the ability of investment companies to borrow and lend money and to underwrite securities. The 1940 Act currently prohibits an open-end fund from issuing senior securities, as defined in the 1940 Act, except under very limited circumstances.

         Additionally, the 1940 Act limits the Funds ability to borrow money prohibiting the Fund from issuing senior securities, except the Fund may borrow from any bank provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by the Fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%.

THE FOLLOWING INVESTMENT LIMITATIONS OF THE ROTATING INDEX FUND ARE NON-FUNDAMENTAL POLICIES. THE FUND MAY NOT:

         (1)      Invest in companies for the purpose of exercising control.

         (2) Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 15% of total assets taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

         (3) Purchase or sell real estate, real estate limited partnership interest, commodities or commodities contracts (except that the all Funds may invest in futures contracts and options on futures contracts, as disclosed in the prospectuses) and interest in a pool of securities that are secured by interests in real estate. However, subject to their permitted investments, any Fund may invest in companies which invest in real estate, commodities or commodities contracts.

         (4) Make short sales of securities, maintain a short position or purchase securities on margin, except that the Trust may obtain short-term credits as necessary for the clearance of security transactions.

         (5) Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a Fund security.

         (6) Issue senior securities (as defined in the Investment Company Act of 1940) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the Securities and Exchange Commission.

         (7) Purchase or retain securities of an issuer if, to the knowledge of the Trust, an officer, trustee, partner or director of the Trust or the Adviser or Sub-Advisers of the Trust owns beneficially more than 1/2 or 1% of the shares or securities or such issuer and all such officers, trustees, partners and directors owning more than 1/2 or 1% of such shares or securities together own more than 5% of such shares or securities.

         (8) Invest in interest in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

PORTFOLIO TURNOVER

         The portfolio turnover rate of a Fund is defined by the Securities and Exchange Commission as the ratio of the lesser of annual sales or purchases to the monthly average value of the portfolio, excluding from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less. Under that definition, the Money Market Funds will have no portfolio turnover. Portfolio turnover generally involves some expense to a Fund, including brokerage commissions or dealer mark-ups and other transactions costs on the sale of securities and reinvestment in other securities.

         For the fiscal years ended December 31, 2000 and 1999, the portfolio turnover rates for each of the following Funds were as follows:


FUND                                                         2000        1999
----                                                         ----        ----

Growth Fund...........................................       __%          10%

Income Equity Fund....................................       __%          20%

Mortgage Securities Fund..............................       __%          20%

Ohio Tax-Free Fund....................................       __%          11%

Michigan Tax-Free Fund*...............................       __%           6%

Fixed Income Securities Fund..........................       __%          44%

Intermediate Government Income Fund*..................       __%          14%

Short/Intermediate Fixed Income Securities Fund.......       __%          92%

         It is currently expected that the Rotating Index Fund's portfolio turnover rate will not exceed ___%.

         Portfolio turnover for the Income Equity Fund increased in 1999 in order to reduce unrealized gains and losses. Sale proceeds were generally used to increase current yield and dividend growth. Portfolio turnover for the Short/Intermediate Fixed Income Securities Fund was higher in 1999 than in 1998 due to an unusually high supply of new longer term issues designed to avoid offerings too close to the year 2000. The resulting high spread in corporate issues warranted the sale of existing positions for longer positions to increase the average life of the portfolio. Portfolio turnover for the Michigan Tax-Free Fund was reduced in 1999 versus 1998 as a result of a decrease in the rate of cash flowing into the Fund, as well as in the number of maturing securities in the portfolio. Decreased cash and generally rising interest rates dictated a more passive strategy. Increased portfolio turnover necessarily results in higher costs, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities, and may result in the acceleration of capital gains.

                             MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS

         The Trustees of the Trust are responsible for generally overseeing the conduct of each Fund's business in accordance with the laws of the state of Massachusetts. There are currently four Trustees of the Trust, all of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act. Trustees and officers of the Trust and their principal occupations during the past five years are as set forth below.

                                  POSITION(S)
                                  HELD WITH                PRINCIPAL OCCUPATION(S)
NAME, AGE AND ADDRESS             THE TRUST                DURING PAST FIVE YEARS

David S. Schoedinger              Trustee                  Chairman of the Board, Schoedinger
229 East State Street                                      Funeral Service; President Schoedinger
Columbus, Ohio                                             Financial Services, Inc.; Past
Birth date:  November 27, 1942                             President, Board of Directors of
                                                           National Selected (1992-1993).

John M. Shary                     Trustee and Chairman     Retired; Formerly: Member, Business
3097 Walden Ravine                of the Board             Advisory Board, DPEC-Data Processing
Columbus, Ohio  43321                                      Education Corp. (1993-1996); Member,
Birth date:  November 28, 1930                             Business Advisory Board, Hublink, Inc.
                                                           (1993-1997); Member, Business Advisory
                                                           Board, Miratel Corporation (1993-1995);
                                                           Member, Board of Directors, Applied
                                                           Information Technology Research Center
                                                           (1987-1990); Member, Board of Directors,
                                                           AIT (1987-1990); Chief Financial Officer
                                                           of OCLC Online Computer Library Center,
                                                           Inc. (1978-1993).

Thomas J. Westerfield             Trustee                  Of Counsel, Cors & Bassett (law firm)
7724 Westwind                                              since 1993.
Cincinnati, OH  45242
Birth date:  April 19, 1955


William R. Wise                   Trustee                  Retired; Formerly, Corporate Director of
613 Valley Forge Court                                     Financial Services and Treasurer,
Westerville, Ohio                                          Children's Hospital, Columbus, Ohio;
Birth date:  October 20, 1931                              Associate Executive Director and
                                                           Treasurer, Children's Hospital,
                                                           Columbus, Ohio (1985-1989).

James R. Foggo                    President and Chief      Vice President and Assistant Secretary
One Freedom Valley Road           Executive Officer        of SEI since 1998. Associate, Paul
Oaks, Pennsylvania  19456                                  Weiss, Rifkind, Wharton & Garrison
Birth date: June 30, 1964                                  (1998).  Associate, Baker & McKenzie
                                                           (1995-1998).  Associate, Battle Fowler
                                                           L.L.P. (1993-1995).

John Leven                        Treasurer and Chief      Director of Funds Accounting of SEI
One Freedom Valley Road           Financial Officer        Investments Mutual Funds Services since
Oaks, Pennsylvania  19456                                  March 1999; Division Controller, First
Birth date:  January 2, 1957                               Data Corp. from 1998-1999; Corporate
                                                           Controller, FPS Services, a mutual fund
                                                           servicing company, from 1993 to 1998.

Todd Cipperman                    Vice President and       General Counsel of SEI Investments since
One Freedom Valley Road           Assistant Secretary      2000; Vice President and Assistant
Oaks, Pennsylvania  19456                                  Secretary of SEI Investments since 1995;
Birth date:  February 14, 1966                             Associate attorney with Dewey Ballantine
                                                           (1994-1995); Associate attorney with
                                                           Winston & Strawn (1991-1994).

Lydia A. Gavalis                  Vice President and       Vice President and Assistant Secretary
One Freedom Valley Road           Assistant Secretary      of SEI Investments Distribution Co.
Oaks, Pennsylvania  19456                                  since 1998; Assistant General Counsel
Birth date:  June 5, 1964                                  and Director of Arbitration,
                                                           Philadelphia Stock Exchange from
                                                           1989-1998.

Timothy D. Barto                  Vice President and       Vice President and Assistant Secretary
One Freedom Valley Road           Assistant Secretary      of SEI Investments since 1999; Associate
Oaks, Pennsylvania  19456                                  at Dechert, Price & Rhoads from
Birth date:  March 28, 1968                                1997-1999; Associate at Richter, Miller
                                                           & Finn from 1994-1997.

Christine M. McCullough           Vice President and       Vice President and Assistant Secretary
One Freedom Valley Road           Assistant Secretary      of SEI Investments since 1999; Associate
Oaks, Pennsylvania  19456                                  at White and Williams from 1991-1999.
Birth date:  December 5, 1960

William E. Zitelli, Jr.           Vice President and       Vice President and Assistant Secretary
One Freedom Valley Road           Assistant Secretary      of SEI Investments since August 2000;
Oaks, Pennsylvania  19456                                  Vice President, Merrill Lynch & Co,
Birth date:  June 14, 1968                                 Asset Management Group from 1998-2000;
                                                           Associate at Pepper Hamilton LLP
                                                           from 1997-1998; Associate at Reboul,
                                                           MacMurray Hewitt, Maynard & Kristol
                                                           from 1994-1997.

TRUSTEE COMPENSATION

         During the fiscal year ended December 31, 2000, the Trustees received the following compensation from the Trust and total compensation from all investment companies advised by Huntington:

                                        COMPENSATION      COMPENSATION FROM THE
                                          FROM THE         HUNTINGTON FUNDS AND
NAME AND POSITION                     HUNTINGTON FUNDS     HUNTINGTON VA FUNDS
-----------------                     ----------------    ---------------------
David S. Schoedinger, Trustee              $______               $_____

John M. Shary, Trustee and Chairman        $______               $_____

William R. Wise, Trustee                   $______               $_____

Thomas J. Westerfield, Trustee*            $______               $_____

*Trustee of the Trust since January 24, 2001.

         There are no pension or retirement plans or programs in effect for Trustees of the Trust. No officers of the Trust or of any other Fund receive compensation from the Trust or the Funds as officers or employees of the Trust of any such Fund.

         The Declaration of Trust of the Trust provides that the Trust will, to the fullest extent permitted by law, indemnify its Trustees and officers against all liabilities and against all expenses reasonably incurred in connection with any claim, action, suit or proceeding in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Trust, at its expense, may provide liability insurance for the benefit of its Trustees and officers.

INVESTMENT ADVISER

         Huntington National Bank is the investment adviser to each of the Funds of the Trust. It is an indirect, wholly-owned subsidiary of Huntington Bancshares Incorporated ("HBI") and is deemed to be controlled by HBI. With $____ billion in assets as of December 31, 2000, HBI is a major Midwest regional bank holding company. Through its subsidiaries and affiliates, HBI offers a full range of services to the public, including: commercial lending, depository services, cash management, brokerage services, retail banking, international services, mortgage banking, investment advisory services and trust services.

         Under the investment advisory agreements between the Trust and Huntington (the "Investment Advisory Agreements"), Huntington, at its expense, furnishes a continuous an investment program for the various Funds and makes investment decisions on their behalf, all subject to such policies as the Trustees may determine. Investment decisions are subject to the provisions of the Trust's Declaration of Trust and By-laws, and of the 1940 Act. In addition, Huntington makes decisions consistent with a Fund's investment objectives, policies, and restrictions, and such policies and instructions as the Trustees may, from time to time, establish.

         Each of the Funds pays advisory fees to Huntington based on a percentage of its average daily net assets as specified in the applicable Investment Advisory Agreement. During the fiscal years ended December 31, 2000, 1999 and 1998, Huntington collected the following fees:


FUND                                              2000               1999               1998
----                                              ----               ----               ----

Money Market Fund..............................    $_______      $2,635,149          $2,150,113

Ohio Municipal Money Market Fund...............    $_______        $514,825(1)         $496,013(1)

U.S. Treasury Money Market Fund................    $_______        $947,595          $1,089,675

Florida Tax-Free Money Fund....................    $_______         $62,539(2)           N/A

Growth Fund....................................    $_______      $1,968,426          $1,849,965

Income Equity Fund.............................    $_______      $1,453,087          $1,396,117

Mortgage Securities Fund.......................    $_______        $106,668(3)         $114,558(3)

Ohio Tax-Free Fund.............................    $_______        $304,895            $333,488

Michigan Tax-Free Fund.........................    $_______       $136,459(4)          $112,389(4)

Fixed Income Securities Fund...................    $_______       $789,064             $817,205

Intermediate Government Income Fund............    $_______       $480,640(5)          $393,323(5)

Short/Intermediate Fixed Income Securities Fund    $_______       $592,825             $645,558


(1) During the fiscal year ended December 31, 1999, gross advisory fees for the Ohio Municipal Money Market Fund were $617,790, of which $102,965 was voluntarily waived. During the fiscal year ended December 31, 1998, gross advisory fees were $595,216, of which $99,203 was voluntarily waived.

(2) During the fiscal year ended December 31, 1999, gross advisory fees for the Florida Tax-Free Money Fund were $156,390, of which $93,851 was voluntarily waived. During the fiscal year ended 1999, Huntington paid $62,555 to Countrywide Investments, Inc. as sub-adviser to the Florida Tax-Free Money Fund.

(3) During the fiscal year ended December 31, 1999, gross advisory fees for the Mortgage Securities Fund were $177,558, of which $70,890 was voluntarily waived. During the fiscal year ended December 31, 1998, gross advisory fees for the Mortgage Securities Fund were $190,930, of which $76,372 was voluntarily waived. During the fiscal year ended 1998, Huntington paid $18,194, respectively, to Piper Capital Management Incorporated ("Piper"), as sub-adviser to the Mortgage Securities Fund. The Sub-Investment Advisory Agreement between Huntington and Piper was automatically terminated under the Investment Company Act of 1940 upon the acquisition of Piper's parent company, Piper Jaffray Companies Inc., by U.S. Bancorp at the end of April, 1998.

(4) During the fiscal year ended December 31, 1999, gross advisory fees for the Michigan Tax-Free Fund were $158,673, of which $22,214 was voluntarily waived. During the fiscal year ended December 31, 1998, following the reorganization of the FMB Michigan Tax-Free Bond Fund, gross advisory fees earned by Huntington for the Michigan Tax-Free Fund were $130,685, of which $18,296 was voluntarily waived. Prior to the reorganization, during the fiscal year ended December 31, 1998, First Michigan Bank earned gross advisory fees of $43,627, of which $11,391 was voluntarily waived.

(5) During the fiscal year ended December 31, 1999, gross advisory fees for the Intermediate Government Income Fund were $533,347, of which $52,707 was voluntarily waived. During the fiscal year ended December 31, 1998, following the reorganization of the FMB Intermediate Government Income Fund, gross advisory fees earned by Huntington for the Intermediate Government Income Fund were $437,025, of which $43,702 was voluntarily waived. Prior to the reorganization, during the fiscal year ended December 31, 1998, First Michigan Bank earned gross advisory fees of $138,474, none of which was waived.

         The Investment Advisory Agreements provide that Huntington shall not be subject to any liability for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Investment Advisory Agreements relate, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties on the part of Huntington.

         The Investment Advisory Agreements may be terminated without penalty with respect to any Fund at any time by the vote of the Trustees or by the shareholders of that Fund upon 60 days' written notice, or by Huntington on 90 days' written notice. An Investment Advisory Agreement may be amended only by a vote of the shareholders of the affected Fund(s). The Agreements also terminate without payment of any penalty in the event of its assignment. The Investment Advisory Agreements provide that they will continue in effect from year to year only so long as such continuance is approved at least annually with respect to each Fund by the vote of either the Trustees or the shareholders of the Fund, and, in either case, by a majority of the Trustees who are not "interested persons" of Huntington.

         From time to time, the Adviser may use a portion of its investment advisory fee to pay for certain administrative services provided by financial institutions on Investment A Shares or Investment B Shares of the Funds.

         Because of the internal controls maintained by Huntington to restrict the flow of non-public information, the Funds' investments are typically made without any knowledge of Huntington's or its affiliates' lending relationships with an issuer.

SUB-ADVISER

         Effective May 1, 2001, the Florida Tax-Free Money Market Fund no longer has a sub-adviser. Prior to May 1, 2000, the sub-adviser for the Florida Tax-Free Money Fund was Countrywide Investments, Inc. ("Countrywide"), an indirect subsidiary of The Western and Southern Life Insurance Company. As of May 1, 2000, Countrywide reorganized part of its investment advisory operations into its affiliate, Fort Washington Investment Advisors, Inc. ("Fort Washington"). From May 1, 2000 to April 30, 2001, Fort Washington, whose address is 420 E. Fourth Street, Cincinnati, Ohio 45202, served as sub-adviser to the Florida Tax-Free Money Fund.

         For the fiscal year ended 2000, Huntington paid sub-advisory fees of $____ and $____ to Countrywide and Fort Washington, respectively. For the fiscal years ended 1999 and 1998. Huntington paid Countrywide $_____ and $_____, respectively.

PORTFOLIO TRANSACTIONS

         Huntington may place portfolio transactions with broker-dealers which furnish, without cost, certain research, statistical, and quotation services of value to Huntington and its affiliates in advising the Trust and other clients, provided that they shall always seek best price and execution with respect to the transactions. Certain investments may be appropriate for the Trust and for other clients advised by Huntington. Investment decisions for the Trust and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment, and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients of an investment adviser on the same day. In such event, such transactions will be allocated among the clients in a manner believed by Huntington to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Trust. Purchase and sale orders for the Trust may be combined with those of other clients of Huntington in the interest of achieving the most favorable net results for the Trust.

As part of its regular banking operations, Huntington may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of Huntington. The lending relationship will not be a factor in the selection of securities for the Funds.

BROKERAGE ALLOCATION AND OTHER PRACTICES

         Transactions on U.S. stock exchanges and other agency transactions involve the payment by a Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities often involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by a Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by a Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

         Huntington places all orders for the purchase and sale of portfolio securities for a Fund and buys and sells securities for a Fund through a substantial number of brokers and dealers. In so doing, it uses its best efforts to obtain for a Fund the best price and execution available. In seeking the best price and execution, Huntington, having in mind a Fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience, and financial stability of the broker-dealer involved, and the quality of service rendered by the broker-dealer in other transactions.

         It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research, statistical, and quotation services from broker-dealers that execute portfolio transactions for the clients of such advisers. Consistent with this practice, Huntington receives research, statistical, and quotation services from many broker-dealers with which it places a Fund's portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities, and recommendations as to the purchase and sale of securities. Some of these services are of value to Huntington and its affiliates in advising various of their clients (including the Trust), although not all of these services are necessarily useful and of value in managing the Trust. The fee paid by a Fund to Huntington is not reduced because Huntington and its affiliates receive such services.

         As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, and by the Investment Advisory Agreements, Huntington may cause a Fund to pay a broker-dealer that provides the brokerage and research services described above an amount of disclosed commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer may charge for effecting that transaction. Huntington's authority to cause a Fund to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time.

         In the fiscal years ended December 31, 2000, 1999 and 1998, the Funds named below paid the following brokerage commissions:

FUND                                 2000            1999          1998
----                                 ----            ----          ----

Growth Fund.....................   $_____          $193,889      $154,528

Income Equity Fund..............   $_____           $78,969       $58,920

         Brokerage commissions for the Growth Fund increased in 1999 versus 1998 as a result of increased sales to raise cash to meet redemptions. For the Income Equity Fund, brokerage commissions increased in 1999 versus 1998 primarily as a result of increased portfolio turnover in order to reduce unrealized gains and losses.

         As of December 31, 2000, certain Funds held the securities of the Trust's regular brokers or dealers or of their parents as follows:


FUND                                                              HOLDINGS (000)

Money Market Fund

Ohio Municipal Money Market Fund

U.S. Treasury Money Market Fund

Intermediate Government Income Fund

Mortgage Securities

Fixed Income Securities

Short/Intermediate Fixed Income Securities Fund

CODE OF ETHICS

         Each of the Trust, the Adviser and the Distributor maintain Codes of Ethics which permit their personnel to invest in securities for their own accounts. As of the date of this SAI, copies of these Codes of Ethics have been filed with the Securities and Exchange Commission as exhibits to the Trust's Registration Statement.

ADMINISTRATOR

         Huntington is the administrator of the Trust. Pursuant to its Administration Agreement, Huntington provides the Trust with administrative services, regulatory reporting, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Funds and such other services as the Trustees may, from time to time, reasonably request and Huntington shall, from time to time, reasonably determine to be necessary to perform its obligations under the Administration Agreement. In addition, Huntington provides fund accounting and related portfolio accounting services under the Administration Agreement. For its administrative services, Huntington receives an annual fee, computed daily and paid monthly, of 0.11% of each Fund's average daily net assets. For its fund accounting services, Huntington receives an annual fee, computed daily and paid monthly, of 0.03% of each Fund's average daily net assets.

         The Administration Agreement became effective on December 20, 1999, and will continue in effect for a period of five years, and thereafter will continue for successive one-year periods, unless terminated by either party on not less than 60 days' prior written notice. Under certain circumstances, the Administration Agreement may be terminated on 45 days' prior written notice or immediately by the Trust without prior notice. The Administration Agreement provides that Huntington shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or negligence in the performance of its duties, or from the disregard by Huntington of its obligations and duties thereunder.

         From January 12, 1998 to December 20, 1999, Huntington served as administrator of the Trust pursuant to an Administration Agreement dated January 12, 1998. Prior to January 12, 1998, the Trust had retained SEI Fund Resources, an affiliate of SEI Administrative as its administrator since January 11, 1996.

         For the fiscal years ended December 31, 2000, 1999 and 1998, the Funds paid the following fees pursuant to the applicable administration agreement with Huntington or SEI Administrative, as the case may be:


FUND                                                   2000        1999          1998
----                                                   ----        ----          ----

Money Market Fund...................................            1,341,946      $835,791

Ohio Municipal Money Market Fund....................              288,242      $218,246

U.S. Treasury Money Market Fund.....................              663,337      $599,321

Florida Tax-Free Money Fund.........................               43,795         N/A

Growth Fund.........................................              461,809      $339,160

Income Equity Fund..................................              340,847      $255,632

Mortgage Securities Fund............................               62,194       $42,026

Ohio Tax-Free Fund..................................               85,391       $73,368

Michigan Tax-Free Fund..............................               44,443       $28,751(1)

Fixed Income Securities Fund........................              220,957      $179,786

Intermediate Government Income Fund.................              149,502       $96,143(2)

Short/Intermediate Fixed Income Securities Fund.....              164,874       $142,023

(1) During the fiscal year ended December 31, 1998, for the period prior to the reorganization of the FMB Michigan Tax-Free Bond Fund, SEI earned administrative fees of $18,421.

(2) During the fiscal year ended December 31, 1998, for the period prior to the reorganization of the FMB Intermediate Government Income Fund, SEI earned administrative fees of $61,544.

SUB-ADMINISTRATOR

         Huntington has entered into a Sub-Administration Agreement with SEI Administrative pursuant to which SEI Administrative provides certain administrative and fund accounting services to the Trust. Under this Agreement, Huntington will pay to SEI Administrative a periodic fee at an annual rate of 0.08% of the average daily net assets of all Funds.

ADMINISTRATIVE SERVICES AGREEMENT

         The Trust has entered into an Administrative Services Agreement with Huntington pursuant to which Huntington will perform certain shareholder support services with respect to the Trust Shares and Investment A Shares of each of the Funds. Such shareholder support services may include, but are not limited to,
(i) establishing and maintaining shareholder accounts and records pertaining to such accounts; (ii) processing dividend and distribution payments from the Funds on behalf of shareholders; (iii) providing periodic shareholder account statements of holdings in each of the Funds and integrating such information with holdings maintained in other accounts serviced by Huntington; (iv) arranging for bank wires; (v) responding to shareholder inquiries regarding services performed; (vi) responding to shareholder inquiries regarding their investments; (vii) providing sub-accounting with respect to omnibus accounts held by Huntington through which shareholders are invested in the Funds and other sub-accounting requested by the Trust; (viii) where required by law, forwarding shareholder communications from the Trust (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and other tax notices) to shareholders; (ix) assisting in processing purchase, exchange and redemption requests from shareholders; (x) assisting in processing changes in shareholder dividend options, account designations and addresses of record; (xi) processing shareholder participation in systematic investment and systematic withdrawal programs; and (xii) such other similar services as the Trust may reasonably request to the extent permitted under applicable laws.

         In consideration for such services, Huntington is paid a fee by the Funds at a maximum annual rate of up to 0.25% of the average daily net asset value of such Shares of each Fund. Huntington has contractually agreed to waive such fees to the rate of 0.10% of average daily net assets for each of the Funds through April 30, 2001.

         The Administrative Services Agreement became effective on November 1, 2000 and will continue in effect for a period of one year, and thereafter will continue for successive one-year periods, unless terminated by either party.

DISTRIBUTOR

         SEI Investments Distribution Co., whose address is One Freedom Valley Road, Oaks, Pennsylvania 19456, is the Distributor (principal underwriter) of the Funds. SEI Distribution is an affiliated person of SEI Administrative, the Trust's sub-administrator. Under a Distribution Agreement with SEI Distribution the Distributor sells and distributes shares of each of the Funds on a continuous basis, but is not obligated to sell any specific amount of shares of any Fund. Any front-end sales charges paid by an investor on the sale of Investment A Shares and any contingent deferred sales charges ("CDSCs") on the redemption of Investment B Shares are collected by the Distributor. The Distributor reallows up to 90% of front-end sales charges.

         The Distribution Agreement may be terminated at any time as to any Fund on not more than 60 days' notice by vote of a majority of the Trustees who are not parties to such agreement or "interested persons" of any such party or by the vote of a majority of the outstanding voting securities of the Fund.

DISTRIBUTION PLAN (12B-1 FEES)

         Consistent with Rule 12b-1 under the 1940 Act, the Trust has adopted a Distribution Plan pursuant to which the Distributor receives fees from the Funds in connection with the sale and distribution of Investment A Shares and Investment B Shares and the provision of shareholder services to holders of such share classes. The Trust expects that the distribution efforts funded through the use of 12b-1 fees will increase assets and therefore reduce Fund expenses through economies of scale, and provide greater opportunities for diversified investments.

         In accordance with the Distribution Plan, the Distributor may enter into agreements with brokers and dealers relating to distribution and/or administrative services with respect to the Investment A Shares and/or Investment B Shares of the Funds. The Distributor may also enter into agreements with administrators (including financial institutions, fiduciaries, custodians for public funds, and investment advisers) to provide administrative services with respect to Investment A Shares and/or Investment B Shares. Administrative services may include, but are not limited to, the following functions: providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of customer account cash balances; answering routine customer inquiries regarding Investment A Shares or Investment B Shares; assisting customers in changing dividend options, account designations, and addresses; and providing such other services as the Distributor may reasonably request in connection with investments in Investment A Shares or Investment B Shares. As of the date of this Statement of Additional Information, The Huntington Investment Company and Huntington have entered into agreements with the Distributor concerning the provision of administrative services to customers of The Huntington Group who purchase Investment A Shares or Investment B Shares of the Funds.

         Payments to the Distributor under the Distribution Plan are made regardless of expenses incurred by the Distributor in providing these services.

         For each of the Investment A Shares class and Investment B Shares class, the Distribution Plan may be terminated with respect to any Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding Investment A Shares or Investment B Shares (as applicable) of that Fund. The Distribution Plan may be amended by vote of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change in the Distribution Plan that would materially increase the fee payable thereunder for either Investment A Shares or Investment B Shares with respect to a Fund requires the approval of the holders of that Fund's Investment A Shares or Investment B Shares (as applicable). The Trustees will review on a quarterly and annual basis written reports of the amounts received and expended under the Distribution Plan (including amounts expended by the Distributor to brokers, dealers and administrators pursuant to any agreements entered into under the Distribution
Plan) indicating the purposes for which such expenditures were made.

         The Distribution Plan provides that it will continue in effect with respect to each Fund for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees and (ii) by the vote of a majority of all the Trustees, cast in person at a meeting called for such purpose. For so long as the Distribution Plan remains in effect, the selection and nomination of those Trustees who are not interested persons of the Trust (as defined in the 1940
Act) shall be committed to the discretion of such independent persons.

         For the fiscal years ended December 31, 2000, 1999 and 1998, the Funds named below paid the following fees pursuant to the Distribution Plan for Investment A Shares (formerly, Investment Shares):


     FUND                                        2000        1999       1998
     ----                                        ----        ----       ----
     Money Market Fund....................     $          $305,102    $224,044*
     Ohio Municipal Money Market Fund.....                 123,058     113,892*
     U.S. Treasury Money Market Fund......                  44,491      58,019*
     Florida Tax-Free Money Fund..........                   5,117         N/A
     Growth Fund..........................                  41,480      33,059
     Income Equity Fund...................                   4,688       1,456
     Mortgage Securities Fund.............                   2,648       2,715*
     Ohio Tax-Free Fund...................                   3,647       3,816
     Michigan Tax-Free Fund...............                  21,604      23,613**
     Fixed Income Securities Fund.........                   3,616       3,976
     Intermediate Government Income Fund..                   5,953       8,210**

* For the fiscal year ended December 31, 1999, gross distribution fees for the Money Market Fund, Ohio Municipal Money Market Fund, U.S. Treasury Money Market Fund, Florida Tax-Free Money Fund and Mortgage Securities Fund, respectively, were $762,756, $307,646, $111,050, $12,861, and $5,297, of which $457,654,
$184,588, $66,559, $7,744 and $2,649 were voluntarily waived. For the fiscal year ended December 31, 1998, gross distribution fees for the Money Market Fund, Ohio Municipal Money Market Fund, U.S. Treasury Money Market Fund and Mortgage Securities Fund, respectively, were $555,111, $284,729, $145,047 and $5,430, of which $333,065, $170,837, $87,028 and $2,715 were voluntarily waived.

** Includes distribution fees paid to SEI as distributor of the FMB Funds prior to the reorganization with the Huntington Funds. For the fiscal year ended December 31, 1998, gross distribution fees for the Michigan Tax-Free Fund and Intermediate Government Income Fund were, respectively, $26,013 and $9,046, of which $2,400 and $836 were voluntarily waived.

         No information on distribution fees is provided for Investment B Shares, as that share class had not yet been offered as of December 31, 1999.

CUSTODIAN

         For each of the Funds, Huntington acts as custodian. For an annual fee of 0.026% of each Fund's average daily net assets, Huntington is generally responsible as custodian for the safekeeping of Fund assets, including the acceptance or delivery of cash or securities where appropriate, registration of securities in the appropriate Fund name or the name of a nominee, maintenance of bank accounts on behalf of the Funds. In addition, Huntington is responsible as record keeper for the creation and maintenance of all Fund accounting records relating to custodian activities required by the 1940 Act.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENTError! Bookmark not defined.

         State Street Bank and Trust Company, whose address is Two Heritage Drive, Quincy, Massachusetts 02171, serves as the transfer agent and dividend disbursing agent for the Trust.

INDEPENDENT AUDITORS

         KPMG LLP, whose address is Two Nationwide Plaza, Columbus, Ohio 43215, serves as the independent auditors for the Trust.

PRINCIPAL HOLDERS OF SECURITIES

         Information is provided below regarding each person who owns of record or is known by the Trust to own beneficially 5% or more of any class of shares of any Fund. By virtue of Huntington's ownership in the Funds it is deemed to have control of each of the Funds. Huntington, a national banking association, is an indirect wholly-owned subsidiary of Huntington Bancshares Incorporated, a bank holding company organized under the laws of Ohio.

         As of February 7, 2001, the Trustees and officers as a group owned less than 1% of the shares of the Trust. There were no outstanding Investment B Shares as of that date.

                                5% OR MORE OWNERS


                        MONEY MARKET FUND - TRUST SHARES


         NAME AND ADDRESS                 PERCENTAGE OF OWNERSHIP OF RECORD

Huntington Trust Company NA                           98.90%
Attn:  Robert Toborg
41 South High Street - HC1024
Columbus, OH  43215-6101


                       MONEY MARKET FUND - CLASS A SHARES


         NAME AND ADDRESS                 PERCENTAGE OF OWNERSHIP OF RECORD

Huntington Trust Company                              54.64%
Private Banking Acct - Sweep Acct
Ohio
41 South High St., HC1116
Attn:  Monitor Funds Shr. Srv. Dept.
Columbus, OH  43215

NFSC FBO                                              32.45%
Our Customers
Attn:  Mike McLaughlin 4NY
P.O. Box 3752
Church Street Station
New York, NY  10008-3752


                       MONEY MARKET FUND - CLASS B SHARES


         NAME AND ADDRESS                 PERCENTAGE OF OWNERSHIP OF RECORD

Richard G. Dixon &                                    63.72%
Jacqueline K. Dixon Jt. Ten.
24305 Snell Rd.
Columbia Station, OH  44028-9686

SEI Investments                                       32.60%
Seed Account
One Freedom Valley
Oaks, PA  19456

                 OHIO MUNICIPAL MONEY MARKET FUND - TRUST SHARES


         NAME AND ADDRESS                 PERCENTAGE OF OWNERSHIP OF RECORD

Huntington Trust Company NA                           99.85%
Attn:  Robert Toborg
41 South High Street - HC1024
Columbus, OH  43215-6101


                OHIO MUNICIPAL MONEY MARKET FUND - CLASS A SHARES


         NAME AND ADDRESS                 PERCENTAGE OF OWNERSHIP OF RECORD

NFSC FBO                                              5.11%
Our Customers
Attn:  Mike McLaughlin 4NY
P.O. Box 3752
Church Street Station
New York, NY  10008-3752

Huntington Trust Company                              83.49%
Private Banking Acct - Sweep Acct
Ohio
41 South High St., HC1116
Attn:  Monitor Funds Shr. Srv. Dept.
Columbus, OH  43215



                   FLORIDA TAX-FREE MONEY FUND - TRUST SHARES


         NAME AND ADDRESS                 PERCENTAGE OF OWNERSHIP OF RECORD

Huntington Trust Company NA                           100.00%
Attn:  Robert Toborg
41 South High Street - HC1024
Columbus, OH  43215-6101


                  FLORIDA TAX-FREE MONEY FUND - CLASS A SHARES


         NAME AND ADDRESS                 PERCENTAGE OF OWNERSHIP OF RECORD

Huntington Trust Company                              99.53%
Private Banking Acct - Sweep Acct
Ohio
41 South High St., HC1116
Attn:  Monitor Funds Shr. Srv. Dept.
Columbus, OH  43215

                 U.S. TREASURY MONEY MARKET FUND - TRUST SHARES


         NAME AND ADDRESS                 PERCENTAGE OF OWNERSHIP OF RECORD

Huntington Trust Company NA                           99.73%
Attn:  Robert Toborg
41 South High Street - HC1024
Columbus, OH  43215-6101


                U.S. TREASURY MONEY MARKET FUND - CLASS A SHARES


         NAME AND ADDRESS                 PERCENTAGE OF OWNERSHIP OF RECORD

Huntington Trust Company                              80.57%
Private Banking Acct - Sweep Acct
Ohio
41 South High St., HC1116
Attn:  Monitor Funds Shr. Srv. Dept.
Columbus, OH  43215


                           GROWTH FUND - TRUST SHARES


         NAME AND ADDRESS                 PERCENTAGE OF OWNERSHIP OF RECORD

Huntington Trust Company NA                           98.82%
Attn:  Tony Farrell HC1024
41 South High Street
Columbus, OH  43215-6101


                          GROWTH FUND - CLASS B SHARES

         NAME AND ADDRESS                 PERCENTAGE OF OWNERSHIP OF RECORD


Daniel Behrens P/ADM                                  6.95%
Marysville Newspapers Inc.
PS Plan 9/1/68 FBO Pooled Plan
207 N. Main St.
Marysville, OH  43040-1161

NFSC/FMTC IRA Rollover                                5.09%
FBO Thomas M. Beck
1005 Robmeyer Drive
Columbus, OH  43207-7235

NFSC/FMTC IRA Rollover                                9.37%
FBO Richard A. McKibben
3162 Parsons Avenue
Columbus, OH  43207-3758

Karla A. Miesel Cons                                  6.13%
FBO Mallory Miesel
16840 Stricker
Eastpointe, MI  48021-4505

Dawn L. Beatty                                        7.26%
Rt. 10 Box 138 A
Morgantown, WV  26505-9870

NFSC/FMTC IRA Rollover                                10.75%
FBO Bruce Alan Fraser
127 W. Potter Rd.
Traverse City, MI  49686-8525

NFSC/FMTC IRA Rollover                                10.47%
FBO Margaret M. Gauthier
4960 Gauthier Rd.
Cedar, MI  49621-9606

                        INCOME EQUITY FUND - TRUST SHARES


         NAME AND ADDRESS                 PERCENTAGE OF OWNERSHIP OF RECORD

Huntington Trust Company NA                           28.41%
Attn:  Robert Toborg
41 South High Street - HC1024
Columbus, OH  43215-6101

Huntington Trust Company NA                           69.34%%
Attn:  Tony Farrell HC1024
41 South High Street
Columbus, OH  43215-6101

                       INCOME EQUITY FUND - CLASS A SHARES


         NAME AND ADDRESS                 PERCENTAGE OF OWNERSHIP OF RECORD

Deborah R. Govenor &                                  7.27%
Paul J. Bartels JTWROS
4170 Evansdale Rd.
Columbus, OH  43214-2908

Teresa M. Disbrow  Family Trust                       10.73%
1129 Briarmeadow Dr.
Columbus, OH  43235-1607

John B. Payne                                         5.05%
Donaldeen A. Payne
884 Pipestone Dr.
Columbus, OH  43235-1752

                       INCOME EQUITY FUND - CLASS B SHARES


         NAME AND ADDRESS                 PERCENTAGE OF OWNERSHIP OF RECORD

SEI Investments                                       84.79%
Seed Account
One Freedom Valley
Oaks, PA  19456


                     MORTGAGE SECURITES FUND - TRUST SHARES


         NAME AND ADDRESS                 PERCENTAGE OF OWNERSHIP OF RECORD

Huntington Trust Company NA                           98.50%
Attn:  Lisa Collins
41 South High Street - HC1024
Columbus, OH  43215-6101


                    MORTGAGE SECURITES FUND - CLASS A SHARES


         NAME AND ADDRESS                 PERCENTAGE OF OWNERSHIP OF RECORD

Betty F. Sheridan                                     7.14%
Charles H. Sheridan JT WROS
985 Kenoma E
Venice, FL  34292-1961

James L. Hock TTEE                                    5.89%
Wilma L. Hock Trust
U/A 9/15/94
148 Hanover Ct.
Delaware, OH  43015-3308

Robert G. Dumbauld                                    5.08%
2438 Northridge Rd., NW
Alexandria, OH  43001-8718


                        OHIO TAX-FREE FUND - TRUST SHARES


         NAME AND ADDRESS                 PERCENTAGE OF OWNERSHIP OF RECORD

Huntington Trust Company NA                           92.56%
Attn:  Robert Toborg
41 South High Street - HC1024
Columbus, OH  43215-6101

                       OHIO TAX-FREE FUND - CLASS A SHARES


         NAME AND ADDRESS                 PERCENTAGE OF OWNERSHIP OF RECORD

Evelyn V. Culberson Ttee Dtd TT                       8.46%
Evelyn V. Culberson Living Trust
U/A 9/30/77
2510 Dover Road
Columbus, OH  43209-2923

Ursula E. M. Umberg                                   16.03%
William J. Umberg Jt. WROS
3267 Pickbury Drive
Cincinnati, OH  45211-6802

Kleinweber Trust                                      6.10%
1229 Bonnieview Ave.
Lakewood, OH  44107-2330

COHAMCO                                               5.18%
300 High Street
P.O. Box 476
Hamilton, OH  45012-0476

John W. Warbritton                                    13.33%
Arlene J. Warbritton Jt. WROS
1149 East College Avenue
Westerville, OH  43081-2519

Michael M. Machowsky Jr.                              8.62%
Mary Ann Machowsky
327 Colony Rd.
Rossford, OH  43460-1038


                      MICHIGAN TAX-FREE FUND - TRUST SHARES


         NAME AND ADDRESS                 PERCENTAGE OF OWNERSHIP OF RECORD

Huntington Trust Company NA                           99.10%
Attn:  Tony Farrell HC1024
41 South High Street
Columbus, OH  43215-6101


                     MICHIGAN TAX-FREE FUND - CLASS A SHARES


         NAME AND ADDRESS                 PERCENTAGE OF OWNERSHIP OF RECORD

Bruce H. Coleman TTEE                                 5.18%
Arlene J. Coleman TTEE
Coleman Living Trust U/A/D 12/23/93
3824 Algansee Dr. NE
Grand Rapids, MI  49525-2003

Welland W. Sprague                                    7.61%
430 Lyons
Porttland, MI  48875-1059

                   FIXED INCOME SECURITIES FUND - TRUST SHARES


         NAME AND ADDRESS                 PERCENTAGE OF OWNERSHIP OF RECORD

Huntington Trust Company NA                           37.01%
Attn:  Robert Toborg
41 South High Street - HC1024
Columbus, OH  43215-6101

Huntington Trust Company NA                           62.25%
Attn:  Marcus Hopkins HC1024
41 South High Street
Columbus, OH  43215-6101


                  FIXED INCOME SECURITIES FUND - CLASS A SHARES


         NAME AND ADDRESS                 PERCENTAGE OF OWNERSHIP OF RECORD

Lillian Vinson Richardson                             7.11%
232 Brookhaven Dr. N.
Gahanna, OH  43230-2704

Lillian V. Richardson                                 7.04%
232 Brookhaven Dr. N.
Gahanna, OH  43230-2704

Julia E. Greenwood                                    5.66%
Thurber Towers, Apt. 903
645 Neil Avenue
Columbus, OH  43215-1619

State Street Bank & Trust Co.                         12.04%
The IRA for
William J. Umberg
3267 Pickbury Drive
Cincinnati, OH  45211-6802

Fifth Third Bank TR                                   8.35%
Agt Cinti Inst Fine Arts
01-0-0891630
P. O. Box 630074
Cincinnati, OH  45263-0001

Stephen Chi Keung Lau                                 5.23%
Susana Wai Kam Lau Yan
6739 Kensington Way
Worthington, OH  43085-7200

                  FIXED INCOME SECURITIES FUND - CLASS B SHARES


         NAME AND ADDRESS                 PERCENTAGE OF OWNERSHIP OF RECORD

SEI Investments                                       84.60%
Seed Account
One Freedom Valley
Oaks, PA  19456


               INTERMEDIATE GOVERNMENT INCOME FUND - TRUST SHARES


         NAME AND ADDRESS                 PERCENTAGE OF OWNERSHIP OF RECORD

Huntington Trust Company NA                           26.55%
Attn:  Tony Farrell HC1024
41 South High Street
Columbus, OH  43215-6101

Huntington Trust Company NA                           73.45%
Attn:  Marcus Hopkins HC1024
41 South High Street
Columbus, OH  43215-6101


              INTERMEDIATE GOVERNMENT INCOME FUND - CLASS A SHARES


         NAME AND ADDRESS                 PERCENTAGE OF OWNERSHIP OF RECORD

S B Davis Company                                     8.76%
Profit Sharing Trust
P.O. Box 141476
Grand Rapids, MI  49514-1476


         SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND - TRUST SHARES


         NAME AND ADDRESS                 PERCENTAGE OF OWNERSHIP OF RECORD

Huntington Trust Company NA                           37.05%
Attn:  Robert Toborg
41 South High Street - HC1024
Columbus, OH  43215-6101

Huntington Trust Company NA                           62.31%
Attn:  Tony Farrell HC1024
41 South High Street
Columbus, OH  43215-6101

                               SHAREHOLDER RIGHTS

         The Trust is an open-end management investment company, whose Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest, representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in two or more separate classes. As of the date of this SAI, the Trustees have established three classes of shares, known as Investment A Shares, Investment B Shares and Trust Shares, in the Money Market Fund, the Ohio Municipal Money Market Fund, the U.S. Treasury Money Market Fund, Florida Tax-Free Money Fund, the Growth Fund, the Income Equity Fund, the Rotating Index Fund, the Mortgage Securities Fund, the Ohio Tax-Free Fund, the Michigan Tax-Free Fund, the Fixed Income Securities Fund, the Intermediate Government Income Fund and the Short/Intermediate Fixed Income Securities Fund. Investment A Shares of the Short/Intermediate Fixed Income Securities Fund are not presently being offered to the public. Only the Money Market Fund, the Growth Fund, the Income Equity Fund and the Fixed Income Securities Fund presently offer Investment B Shares.

         Investment A Shares, Investment B Shares and Trust Shares of a Fund are fully transferable. Each class is entitled to dividends from the respective class assets of the Fund as declared by the Trustees, and if the Trust (or a Fund) were liquidated, the shareholders of each class would receive the net assets of the Fund attributable to each respective class.

         All shareholders are entitled to one vote for each share held on the record date for any action requiring a vote by the shareholders, and a proportionate fractional vote for each fractional share held. Shareholders of the Trust will vote in the aggregate and not by Fund or class except (i) as otherwise expressly required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular Fund or class, or (ii) only holders of Investment A Shares and/or Investment B Shares will be entitled to vote on matters submitted to shareholder vote with respect to the Rule 12b-1 Plan applicable to such class or classes.

         The rights of shareholders cannot be modified without a majority vote.

         The Trust is not required to hold annual meetings of shareholders for the purpose of electing Trustees except that (i) the Trust is required to hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders and
(ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of shares representing two-thirds of the outstanding shares of the Trust at a meeting duly called for the purpose, which meeting must be held upon written request of not less than 10% of the outstanding shares of the Trust. Upon written request by the holders of shares representing 1% of the outstanding shares of the Trust stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

         Under Massachusetts law, shareholders could, under certain circumstances, beheld personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of a Fund's property for all loss and expense of any shareholder held personally liable for the obligations of a Fund. Thus the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations.

         Shareholder inquiries regarding Investment A Shares should be directed to The Huntington Investment Company, 41 South High Street, Columbus, Ohio 43287.

         Shareholder inquiries regarding Investment B Shares should be directed to The Huntington Investment Company, 41 South High Street, Columbus, Ohio 43287.

         Shareholder inquiries regarding Trust Shares should be directed to Huntington, 41 South High Street, Columbus, Ohio 43215, Attn: Investor Services.


         ADDITIONAL INFORMATION ON PURCHASES, EXCHANGES AND REDEMPTIONS

         Investment A Shares and Investment B Shares of each of the Funds may be purchased, exchanged or redeemed by contacting the Trust, The Huntington Investment Company or a Huntington Personal Banker.

         Trust Shares may be purchased only through fiduciary, advisory, agency and other similar accounts maintained by or on behalf of Huntington or its affiliates or correspondent banks. Individuals who receive Trust Shares as a result of a trust distribution or similar transaction or by operation of law, will be permitted to retain such shares, but may not purchase additional Trust Shares, except by means of the reinvestment of dividends or distributions. Exchanges of Trust Shares, if permitted by the account agreement, as well as redemptions of Trust Shares, are made by contacting the Trust.

         Telephone purchase, exchange or redemption requests may be recorded and will be binding upon an investor. Use of the telephone for exchanges or redemptions involves the possible risk of loss, since anyone providing the required information may be able to use the service without the shareholder's permission. If reasonable procedures are not followed by the Trust, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

         In times of extreme economic or market conditions, shareholders may have difficulty making redemptions or exchanges by telephone. If a shareholder cannot make contact by telephone, redemption or exchange requests should be made in writing and sent by overnight mail to the Trust.

         In connection with certain redemption or exchange requests, a shareholder may be required to obtain a signature guarantee for authentication purposes. In such cases, the signature must be guaranteed by:

             - a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund ("BIF"), which is administered by the FDIC;
             - a member of the New York, American, Midwest, or Pacific Stock Exchanges;
             - a savings bank or savings and loan association whose deposits are insured by the Savings Association Insurance Fund
                  ("SAIF"), which is administered by the FDIC; or
             - any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

         The Trust does not accept signatures guaranteed by a notary public. In the future, the Trust may elect to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Trust reserves the right to amend these standards at any time without notice.

OTHER PURCHASE INFORMATION

         Purchases of all classes of shares are made at net asset value, plus (for Investment A Shares only) any applicable sales charge. All purchases are subject to minimum purchase requirements, but these requirements may be waived by the Distributor. Payment for Investment A Shares or Investment B Shares may not be by third party check, and any checks drawn from a bank located outside the U.S. will result in a delay in processing until the check has cleared.

         If at any time the right to purchase shares is suspended, although no new purchases may be made, in some circumstances existing shareholders may be permitted to purchase additional shares and have dividends reinvested.

         PAYMENT IN KIND. In addition to payment by check, shares of a Fund may be purchased by customers of Huntington in exchange for securities held by an investor which are acceptable to that Fund. Investors interested in exchanging securities must first telephone Huntington at (800) 253-0412 for instructions regarding submission of a written description of the securities the investor wishes to exchange. Within five business days of the receipt of the written description, Huntington will advise the investor by telephone whether the securities to be exchanged are acceptable to the Fund whose shares the investor desires to purchase and will instruct the investor regarding delivery of the securities. There is no charge for this review.

         Securities accepted by a Fund are valued in the manner and on the days described in the section entitled "Determination of Net Asset Value" as of 4:00 p.m. (Eastern Time). Acceptance may occur on any day during the five-day period afforded Huntington to review the acceptability of the securities. Securities which have been accepted by a Fund must be delivered within five days following acceptance.

         The value of the securities to be exchanged and of the shares of the Fund may be higher or lower on the day Fund shares are offered than on the date of receipt by Huntington of the written description of the securities to be exchanged. The basis of the exchange of such securities for shares of the Fund will depend on the value of the securities and the net asset value of Fund shares next determined following acceptance on the day Fund shares are offered. Securities to be exchanged must be accompanied by a transmittal form which is available from Huntington.

         A gain or loss for federal income tax purposes may be realized by the investor upon the securities exchange depending upon the cost basis of the securities tendered. All interest, dividends, subscription or other rights with respect to accepted securities which go "ex" after the time of valuation become the property of the Fund and must be delivered to the Fund by the investor forthwith upon receipt from the issuer. Further, the investor must represent and agree that all securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise.

         SALES CHARGE REDUCTIONS (INVESTMENT A SHARES). Sales charges applicable in purchases of Investment A Shares may be reduced for certain investors or groups of investors who make larger investments. Investors wishing to take advantage of these reductions should call the Trust.

         Accumulated Purchases. If an existing shareholder already owns Investment A Shares on which he or she paid a sales charge, the sales charge or any additional purchases will be reduced if the total amount of the purchases would make the investor eligible for a sales charge reduction.

         For example, a shareholder who purchased $150,000 worth of Investment A Shares in a Fund, the sales charge on an additional $150,000 purchase in that Fund would be the charge applicable to a $300,000 investment.

         Letter of Intent. An investor who signs a letter of intent to purchase within a 13-month period at least $100,000 worth of Investment A Shares in any Equity or Income Fund will be eligible for the applicable sales charge reduction on each purchase over the 13-month period. Until the investor reaches the necessary threshold, the amount of the sales charge discount will be held in escrow by the Trust.

         For example, an investor who signs a letter of intent to purchase $100,000 in Investment A Shares of an Equity Fund will only pay a 4.75% sales charge on all purchases made during the period which total at least $100,000 and will deposit 1.00% (the amount of the discount) in escrow.

         The amount held in escrow will be applied to the investor's account at the end of the 13-month period unless the amount specified in the Letter of Intent is not purchased. In order to qualify for a Letter of Intent, the investor will be required to make a minimum initial investment of at least $25,000.

         A Letter of Intent will not obligate the investor to purchase Investment A Shares, but if he does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. The Letter of Intent may be dated as of a prior date to include any purchases made within the past 90 days.

         Reinstatement Privilege. Every shareholder has a one-time right, within 30 days of redeeming Investment A Shares, to reinvest the redemption proceeds at the next-determined net asset value without any sales charge. The investor must notify the Trust in writing of the reinvestment by the shareholder in order to eliminate a sales charge. If the shareholder redeems Investment A Shares and utilizes the reinstatement privilege, there may be tax consequences.

         Concurrent Purchases. For purposes of qualifying for a sales charge reduction, an investor may combine concurrent purchases of Investment A Shares in two or more Equity or Income Funds. For example, if an investor concurrently purchases Investment A Shares in one Fund totaling $30,000 and Investment A Shares in another Fund totaling $70,000, the sales charge will be reduced for each investment as if $100,000 had been invested in each Fund.

         To receive this sales charge reduction, the applicable Huntington Group member must be notified in writing by the shareholder at the time the concurrent purchases are made.

OTHER EXCHANGE INFORMATION

         Exchanges may only be made between Funds having identical shareholder registrations. For any other exchanges you must obtain a signature guarantee.

         Unless otherwise specified in writing, the existing registration and reinvestment options relating to a Fund being exchanged will be used for any new Fund accounts required to be opened in the exchange.

         Exchanges will not be available for shares purchased by check until the check has cleared.

OTHER REDEMPTION INFORMATION

         Redemptions of all classes of shares are made at net asset value, less (for Investment B Shares only) any applicable CDSC. If you make exchanges of your Investment B Shares among the Funds, the holding period for purposes of determining the applicable CDSC will be determined based on the purchase date of your original shares.

         If a shareholder wishes to wire redemption proceeds to a bank other than the one previously designated, redemption may be delayed by as much as seven days. To change the name of the bank account to which redemption proceeds will be wired, a shareholder should send a written request (and, if necessary, with a signature guarantee) to the Trust, c/o Huntington National Bank, 41 South High Street (HC 1116), Columbus Ohio 43287, Attention: Investor Services.

         Proceeds from the redemption of shares purchased by check will not be available until the check has cleared.

         Shareholders of the Money Market Funds who write checks to redeem Investment A Shares may be subject to certain checking account fees. Checks written on these accounts may be negotiated through the shareholder's local bank and should not be sent to the issuing bank in order to redeem Investment A Shares. Canceled checks are sent to the shareholder each month.

                        DETERMINATION OF NET ASSET VALUE

         Net asset value is calculated as of the close of the New York Stock Exchange every Monday through Friday except (i) days on which there are not sufficient changes in the value of a Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day and (iv) other civil holidays, such as Veterans' Day and Martin Luther King Day, when the Federal Reserve Banks or the financial markets are closed.

         For valuing securities in calculating net asset value, the Money Market Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. The process of selecting securities is consistent with the credit quality and diversification requirements of Rule 2a-7. The amortized cost method involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. The value of securities in a Fund can be expected to vary inversely with changes in prevailing interest rates. Pursuant to Rule 2a-7, each of the Money Market Funds will maintain a dollar-weighted average portfolio maturity appropriate to maintaining a stable net asset value per share, provided that no Fund will purchase any security with a remaining maturity of more than 397 days (except as described below) nor maintain a dollar-weighted average maturity of greater than 90 days. Repurchase agreements involving the purchase of securities with remaining maturities of greater than 397 days will be treated as having a maturity equal to the period remaining until the date on which the repurchase is scheduled to occur or, where no date is specified and the agreement is subject to a demand feature, the notice period applicable to the demand to repurchase those securities. A variable rate instrument, the principal amount of which is scheduled to be repaid in more than 397 days but which is subject to a demand feature, shall be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount may be recovered through exercise of the demand feature. A floating rate instrument, the principal amount of which is scheduled to be repaid in more than 397 days but which is subject to a demand feature, shall be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

         The Trustees have undertaken to establish procedures reasonably designed, taking into account current market conditions and each of the Money Market Funds' investment objective, to stabilize the net asset value per share of each Money Market Fund for purposes of sales and redemptions at $1.00. These procedures include a review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per share of each Fund, calculated by using available market quotations, deviates from $1.00 per share. In the event such deviation exceeds one-half of one percent, Rule 2a-7 requires that the Trustees promptly consider what action, if any, should be initiated. If the Trustees believe that the extent of any deviation from a Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to investors, the Trustees will take such steps as they deem appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the Fund's average portfolio maturity, withholding or reducing dividends, reducing the number of a Fund's outstanding shares without monetary consideration, or utilizing a net asset value per share based on available market quotations. In addition, if Huntington becomes aware that any Second Tier Security or Unrated Security held by a Fund has received a rating from any NRSRO below the NRSRO's two highest rating categories, the procedures adopted by the Trustees in accordance with Rule 2a-7 require Huntington to dispose of such security unless
(i) the sale would cause the deviation between the Fund's amortized cost and market-determined values per share to exceed 0.40 of 1% (in which case the Trustees will meet to determine what action to take) or (ii) the Trustees reassess the credit quality of the security and determine that it is in the best interests of shareholders to retain the investment. In the event a Fund holds a defaulted security, a security that has ceased to be an Eligible Security, or a security that has been determined to no longer present minimal credit risks, Rule 2a-7 requires the Fund to dispose of the security unless the Trustees determine that such action is not in the best interest of shareholders. The Rule requires each Fund to limit its investments to securities determined to present minimal credit risks based on factors in addition to ratings assigned a security by an NRSRO and which are at the time of acquisition Eligible Securities.

         Rule 2a-7, as amended, defines the terms NRSRO, Requisite NRSROs, Eligible Securities, Rated Securities, Unrated Securities, Demand Features, Guarantees, Unconditional Demand Features, First Tier Securities and Second Tier Securities in establishing risk limiting conditions for money market mutual funds.

         A summary of those definitions follows:

         "NRSRO" is any nationally recognized statistical rating organization as that term is used in the Securities Exchange Act of 1934, that is not an affiliated person of the issuer, guarantor or provider of credit support for the instrument. While the Appendix to the Statement of Additional Information identifies each NRSRO, examples include Standard & Poor's Ratings Group ("Standard & Poor's"), Moody's Investors Service, Inc. ("Moody's") and Fitch Investors Service, Inc.

         "REQUISITE NRSROS" means (i) any two NRSROs that have issued a rating with respect to a security or class of debt obligations of an issuer, or (ii) if only one NRSRO has issued a rating with respect to such security or class of debt obligations of an issuer at the time the fund acquired the security, that NRSRO.

         "ELIGIBLE SECURITIES" are defined as (i) Rated Securities with a remaining maturity of 397 or less days and which have received rating in one of the two highest rating categories; (ii) Unrated Securities that are of comparable equality, provided that an Unrated Security is not an Eligible Security if the security has received a long-term rating from any NRSRO that is not within the NRSRO's three highest long-term rating categories, unless the security has received a long-term rating from an NRSRO in one of the three highest rating categories, and provided that certain asset backed securities shall not be Eligible Securities unless they have received a rating from an NRSRO; and (iii)a security that is subject to a Demand Feature or Guarantee whether the Guarantee has received a rating from an NRSRO or the Guarantee is issued by a guarantor that has received a rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security to the Guarantee, or another institution, has undertaken promptly to notify the holder of the security in the event the Demand Feature or Guarantee is substituted with another Demand Feature or Guarantee.

         "RATED SECURITIES" include (i) securities that have received a short-term rating from an NRSRO, or have been issued by an issuer that has received a short-term rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security, or (ii) securities that are subject to a Guarantee that has received a short-term rating from an NRSRO, or a Guarantee issued by a guarantor that has received a short-term rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and a security with the Guarantee. In either case, a security is not a Rated Security if it is subject to an external credit support agreement that was no in effect when the security was assigned its rating, unless the security has received a short-term rating reflecting the existence of the credit support or the credit support itself has received a short-term rating.

         "UNRATED SECURITIES" are any securities that are not Rated Securities.

         "DEMAND FEATURE" is (i) a feature permitting the holder of a security to sell the security at an exercise price equal to the approximate amortized cost of the security plus accrued interest, if any, at the time of exercise, provided that such feature must be exercisable either at any time on no more than 30 calendar days' notice or at specified intervals not exceeding 397 calendar days and upon no more than 30 calendar days' notice; or (ii) a feature permitting the holder of certain asset backed securities unconditionally to receive principal and interest within 397 calendar days of making demand.

         "GUARANTEE" is an unconditional obligation of a person other than the issuer of the security to undertake to pay, upon presentment by the holder of the Guarantee (if required), the principal amount of the underlying security plus accrued interest when due or upon default, or, in the case of an Unconditional Demand Feature, an obligation that entitles the holder to receive upon exercise the approximate amortized cost of the underlying security or securities, plus accrued interest, if any. A Guarantee includes a letter of credit, financial guaranty (bond) insurance, and an Unconditional Demand Feature (other than an Unconditional Demand Feature provided by the issuer of the security).

         "UNCONDITIONAL DEMAND FEATURE" means a Demand Feature that by its terms would be readily exercisable in the event of a default in payment of principal or interest on the underlying security or securities.

         "FIRST TIER SECURITY" means any (i) Rated Security which has received the highest short-term rating by the Requisite NRSROs for debt obligations, (ii) any Unrated Security that is of comparable quality, (iii) any security issued by a registered investment company that is a money market fund, or (iv) certain government securities.

         "SECOND TIER SECURITY" means any Eligible Security that is not a First Tier Security.

         Each of the Funds relies on one or more pricing services authorized by the Board of Trustees ("Authorized Pricing Services") to value its securities in calculating net asset value. Each of the Equity Funds values its securities in calculating net asset value as follows. Securities traded on a national securities exchange or quoted on the NASDAQ National Market System are valued at their last-reported sale price on the principal exchange or reported by NASDAQ or, if there is no reported sale, and in the case of over-the-counter securities not included in the NASDAQ National Market System, at a bid price estimated by an Authorized Pricing Service. For the Income Funds, securities traded on a national securities exchange or in the over-the-counter market are valued at their last-reported sale price or, if there is no reported sale, at a bid price estimated by an Authorized Pricing Service. For other debt securities, including zero-coupon securities, and foreign securities, an Authorized Pricing Service will be used.

         U.S. government securities held by the Mortgage Securities Fund are valued at the mean between theover-the-counter bid and asked prices as furnished by an Authorized Pricing Service.

         Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at net asset value.

         For securities which cannot be priced by an Authorized Pricing Service, the Board of Trustees has authorized the Trust's record keeper to seek a good faith fair value determination from a broker-dealer or other financial intermediary. In certain circumstances, in accordance with the Trust's Security Valuation Policy, the record keeper may seek a good faith fair value determination where an Authorized Pricing Service has provided a price. The Trust's Security Valuation Policy has also established a Pricing Committee which will price a security in the event that no price can be obtained from an Authorized Pricing Service, a broker-dealer or other financial intermediary.

         If any securities held by a Fund are restricted as to resale, their fair value is generally determined as the amount which the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities, and any available analysts' reports regarding the issuer.

         Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of these securities used in determining the net asset value of the Fund's shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds and U.S. Government securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value, in the manner described above.

         The proceeds received by each Fund for each issue or sale of its shares, and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund, and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the Trust's books of account, and will be charged with the liabilities in respect of such Fund and with a share of the general liabilities of the Trust. Expenses with respect to any two or more Funds are to be allocated in proportion to the net asset values of the respective Funds except where allocations of direct expenses can otherwise be fairly made.

                                      TAXES

FEDERAL INCOME TAXATION

         It is intended that each Fund qualifies each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, a Fund must, among other things:

         (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

         (b) distribute with respect to each taxable year at least 90% of the sum of its "investment company taxable income" (as that term is defined in the Code) and its tax-exempt interest income (less deductions attributable to that income) for such year, if any; and

         (c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of the Fund's assets is represented by cash or cash items (including receivables), U.S. Government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

         If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends).

         If a Fund fails to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its income at corporate rates, and all distributions from earnings and profits, including any distribution of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the Funds could be required to recognize net unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

         If a Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its net capital gains for the year ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the under distributed amounts. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

         FUND DISTRIBUTIONS. Distributions from a Fund (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term gains. Distributions of net capital gains (that is, the excess of net gains from capital assets held more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held the shares in a Fund.

         Due to certain of a Fund's hedging and other investment activities, the net investment income calculated for accounting purposes and distributed to shareholders may in certain circumstances exceed or be less than a Fund's net tax exempt and taxable income. If a Fund distributes amounts in excess of the Fund's "earnings and profits" (which provide a measure of a Fund's dividend paying capacity for tax purposes), such distributions to shareholders will be treated as a return of capital tot he extent of a shareholder" basis in his or her shares, and thereafter as gain from the sale or exchange of a capital asset. A return of capital is not taxable to a shareholder and has the effect of reducing the shareholder's basis in the relevant shares. However, because a Fund's expenses attributable to earning tax exempt income do not reduce the Fund's current earnings and profits, a portion of any distribution in excess of a Fund's net tax exempt and taxable income may be considered paid out of the Fund's earnings and profits and may therefore be treated as a taxable dividend (even though that portion economically represents a return of the Fund's capital).

         EXEMPT-INTEREST DIVIDENDS. A Fund will be qualified to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of the Fund's taxable year, at least 50% of the total value of the Fund's assets consists of obligations the interest on which is exempt from federal income tax. Distributions that the Fund properly designates as exempt-interest dividends are treated as interest excludable from shareholders' gross income for federal income tax purposes but may be taxable for federal alternative minimum tax purposes and for state and local purposes (see below). If a Fund intends to pay only exempt-interest dividends, the Fund may be limited in its ability to engage in such taxable transactions as forward commitments, repurchase agreements, financial futures, and options contracts on financial futures, tax-exempt bond indices, and other assets. Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of a Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares. In general, exempt-interest dividends, if any, attributable to interest received on certain private activity bonds and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such bonds or who are "related persons" of such substantial users (within the meaning of Section 147(a) of the Code). Recipients of certain Social Security and Railroad Retirement benefits may have to take into account exempt-interest dividends from the Fund in determining the taxability of such benefits. Shareholders should consult their own tax adviser regarding the potential effect on them (if any) of any investment in the Fund. A Fund which is qualified to pay exempt-interest dividends will inform investors within 60 days of the Fund's fiscal year end of the percentage of its income distributions designated as tax-exempt. The percentage is applied uniformly to all distributions made during the year.

         HEDGING TRANSACTIONS. Certain investment and hedging activities of a Fund, including transactions in options, futures contracts, straddles, forward contracts, foreign currencies, foreign securities, or other similar transactions, will be subject to special tax rules. In a given case, these rules may accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's assets, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing, and character of the Fund's income and distributions to shareholders. Income earned as a result of these transactions would, in general, not be eligible for the dividends received deduction or for treatment as exempt-interest dividends when distributed to shareholders. Each Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund.

         FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. A Fund's transactions in foreign currency-denominated debt securities, certain foreign currency options, futures contracts, and forward contracts may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

         FOREIGN TAX CREDIT. If more than 50% of a Fund's assets at year end consists of the stock or securities in foreign corporations, that Fund intends to qualify for and make the election permitted under Section 853 of the Code so that shareholders will be able to claim a credit or deduction on their income tax returns for, and will be required to treat as part of the amount distributed to them, their pro rata portion of qualified taxes paid by the Fund to foreign countries (which taxes relate primarily to investment income). Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes. A shareholder's ability to claim such a foreign tax credit will be subject to certain limitations imposed by the Code, as a result of which shareholders may not get a full credit or deduction for the amount of foreign taxes so paid by the Fund. A Fund's investments in foreign securities may be subject to withholding taxes at the source on dividends or interest payments.

         SALE OR REDEMPTION OF SHARES. The sale, exchange or redemption of a Fund's shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise the gain or loss on the sale, exchange or redemption of a Fund's shares will be treated as short-term capital gain or loss. However, if a shareholder sells shares at a loss within six months of purchase, any loss will be disallowed for Federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of a Fund's shares will be disallowed if other shares of the same Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

         BACKUP WITHHOLDING. In general, a Fund is required to withhold 31% of the taxable dividends and other distributions paid to any shareholder who fails to furnish the Fund with a correct taxpayer identification number, who has under-reported dividends or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding.

         The Internal Revenue Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above. The new regulations generally are effective for payments made after December 31, 2000 (although transition rules will apply). In some circumstances, the new rules will increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the 31% back-up withholding tax rates under income tax treaties. Foreign investors in a Fund should consult their tax advisers with respect to the potential application of these new regulations.

         The foregoing is only a summary of some of the important federal income tax considerations generally affecting purchases of shares of a Fund. No attempt is made to present a detailed explanation of the federal income tax treatment of each Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, investors are urged to consult their tax advisers with specific reference to their own tax situation.

STATE TAXATION

         FLORIDA. Florida does not impose an income tax on individuals. Thus, individual shareholders of the Florida Tax-Free Money Fund will not be subject to any Florida state or local income taxes on distributions received from the Florida Tax-Free Money Fund.

         Florida does impose a state income tax on the income of corporations, limited liability companies (that are subject to federal income taxation) and certain trusts (excluding probate and testamentary trusts), and this tax is allocated or apportioned to Florida. For those types of shareholders, in determining income subject to Florida corporate income tax, Florida generally "piggy-backs" federal taxable income concepts, subject to adjustments that are applicable to all corporations and some adjustments that are applicable to certain classes of corporations. In regard to the Florida Tax-Free Money Fund, the most significant adjustment is for interest income from state and local bonds that is exempt from tax under Section 103 of the Code. Provided that the Florida Tax-Free Money Fund qualifies as a regulated investment company under the Code and complies with the requirement that at least 50% of the value of its assets at the close of each quarter of its taxable year be invested in state, municipal or other obligations the interest on which is exempt from tax under
Section 103 of the Code, corporate shareholders of the Florida Tax-Free Money Fund may receive Section 103 interest income from Florida Tax-Free Money Fund distributions. While Section 103 interest income is generally excluded from taxable income for federal income tax purposes, it is added back to taxable income for Florida corporate income tax purposes (only 40% of such income is added back for corporate taxpayers subject to Florida alternative minimum tax). Consequently, the portion of the Section 103 interest income (or 40% of that amount for corporate taxpayers subject to the Florida alternative minimum tax) allocated or apportioned to Florida of a corporate Florida Tax-Free Money Fund shareholder arising from Florida Tax-Free Money Fund distributions is subject to Florida corporate income taxes. Other distributions from the Florida Tax-Free Money Fund to corporate shareholders, to the extent allocated or apportioned to Florida, may also be subject to Florida income tax.

         Provided that on January 1 of a given year at least 90% of the net asset value of the portfolio of assets of the Florida Tax-Free Money Fund is comprised of notes, bonds, and other obligations issued by the State of Florida or its municipalities, counties and other taxing districts, the U.S. Government and its agencies, Puerto Rico, Guam and the Virgin Islands, and other investments exempt from Florida intangible personal property tax, shares of the Florida Tax-Free Money Fund will not be subject to Florida intangible personal property taxes for that year. If the Florida Tax-Free Money Fund fails to meet this 90% test, then the entire value of the Florida Tax-Free Money Fund shares (except for that portion of the value attributable to U.S. government obligations) will be subject to the Florida intangible personal property tax.

         Shareholders of the Florida Tax-Free Money Fund should consult their tax advisers about other state and local tax consequences of their investments in the Florida Tax-Free Money Fund.

         MICHIGAN. Provided that the Michigan Tax-Free Fund qualifies as a regulated investment company under the Code and complies with the requirement that at least 50% of the value of its assets at the close of each quarter of its taxable year be invested in state, municipal or other obligations the interest on which is exempt from tax under Section 103 of the Code, individual shareholders of the Michigan Tax-Free Fund residing in Michigan will not be subject to Michigan personal income tax or personal income taxes imposed by cities in Michigan, and corporate shareholders will not be subject to the Michigan single business tax, on distributions received from the Michigan Tax-Free Fund to the extent such distributions are attributable to interest on tax-exempt obligations of the State of Michigan or any municipality, political subdivision or governmental agency or instrumentality thereof or on obligations issued by the Governments of Puerto Rico, the Virgin Islands and Guam. Other distributions from the Michigan Tax-Free Fund, including those related to long-term and short-term capital gains, will generally not be exempt from the Michigan personal income tax or single business tax. Shareholders of the Michigan Tax-Free Fund should consult their tax advisers about other state and local tax consequences of their investments in the Michigan Tax-Free Fund.

         OHIO. Under current Ohio law, individuals and estates that are subject to Ohio personal income tax or municipal or school district income taxes in Ohio will not be subject to such taxes on distributions with respect to shares of the Ohio Municipal Money Market Fund or the Ohio Tax-Free Fund ("Distributions") to the extent that such Distributions are properly attributable to interest on obligations of the State of Ohio, political subdivisions thereof or agencies or instrumentalities of Ohio or its political subdivisions ("Ohio Obligations"). Corporations that are subject to the Ohio corporation franchise tax will not have to include Distributions in their tax base for purposes of calculating the Ohio corporation franchise on the net income basis to the extent that such Distributions either constitute exempt-interest dividends for federal income tax purposes or are properly attributable to interest on Ohio Obligations. However, shares of the Ohio Municipal Money Market Fund and the Ohio Tax Free Fund will be included in a corporation's tax base for purposes of calculating the Ohio corporation franchise tax on the net worth basis.

         Distributions that consist of interest on obligations of the United States or its territories or possessions or of any authority, commission, or instrumentality of the United States ("Territorial Obligations") the interest on which is exempt from state income taxes under the laws of the United States are exempt from the Ohio personal income tax, and municipal and school district income taxes in Ohio, and, provided, in the case of Territorial Obligations, such interest is excluded from gross income for federal income tax purposes, are excluded from the net income base of the Ohio corporation franchise tax.

         Distributions properly attributable to profit on the sale, exchange or other disposition of Ohio Obligations will not be subject to the Ohio personal income tax, or municipal or school district income taxes in Ohio and will not be included in the net income base of the Ohio corporation franchise tax. Distributions attributable to other sources generally will not be exempt from the Ohio personal income tax, municipal or school district income taxes in Ohio or the net income base of the Ohio corporation franchise tax.

         The Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund are not subject to the Ohio personal income tax or school district or municipal income taxes in Ohio. The Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund are not subject to the Ohio corporation franchise tax or the Ohio dealers in intangibles tax, provided that, if there is a sufficient nexus between the State of Ohio and such entity that would enable the State to tax such entity, the Fund timely files the annual report required by Section 5733.09 of the Ohio Revised Code. The Ohio Tax Commissioner has waived this annual filing requirement for each tax year since 1990, the first tax year to which such requirement applied.

         This discussion of Ohio taxes assumes that the Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund will each continue to qualify as a regulated investment company under the Internal Revenue Code and that at all times at least 50% of the value of the total assets of each of the Funds consists of Ohio Obligations or similar obligations of other states or their subdivisions.

         Shareholders of the Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund should consult their tax advisers about other state and local tax consequences of their investments in the Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund.

                           DIVIDENDS AND DISTRIBUTIONS

MONEY MARKET FUNDS

         The net investment income of each class of shares of each Money Market Fund is determined as of 4:00 p.m. (Eastern Time) each Business Day. All of the net investment income so determined normally will be declared as a dividend daily to shareholders of record of each class as of the close of business and prior to the determination of net asset value. Unless the Business Day before a weekend or holiday is the last day of an accounting period, the dividend declared on that day will include an amount in respect of the Fund's income for the subsequent non-business day or days. No daily dividend will include any amount of net income in respect of a subsequent semiannual accounting period. Dividends declared during any month will be invested as of the close of business on the last calendar day of that month (or the next Business Day after the last calendar day of the month if the last calendar day of the month is a non-business day) in additional shares of the same class of the Fund at the net asset value per share, normally $1.00, determined as of the close of business on that day, unless payment of the dividend in cash has been requested.

         Net income of a class of shares of a Money Market Fund consists of all interest income accrued on portfolio assets less all expenses of the Fund and the class and amortized market premium. Amortized market discount is included in interest income. None of the Money Market Funds anticipates that it will normally realize any long-term capital gains with respect to its portfolio securities.

         Normally each class of shares of the Money Market Funds will have a positive net income at the time of each determination thereof. Net income may be negative if an unexpected liability must be accrued or a loss realized. If the net income of a class or classes of shares of a Money Market Fund determined at any time is a negative amount, the net asset value per share of such class or classes will be reduced below $1.00 unless one or more of the following steps, for which the Trustees have authority, are taken: (1) reduce the number of shares in each shareholder's account of the applicable class or classes, (2) offset each shareholder's pro rata portion of negative net income against the shareholder's accrued dividend account or against future dividends with regard to the applicable class or classes, or (3) combine these methods in order to seek to obtain the net asset value per share of the applicable class or classes at $1.00. The Trustees may endeavor to restore a Fund's net asset value per share to $1.00 by not declaring dividends from net income on subsequent days until restoration, with the result that the net asset value per share will increase to the extent of positive net income which is not declared as a dividend.

         Should a Money Market Fund incur or anticipate, with respect to its portfolio, any unusual or unexpected significant expense or loss which would affect disproportionately the Fund's income for a particular period, the Trustees would at that time consider whether to adhere to the dividend policy described above or to revise it in light of the then prevailing circumstances in order to ameliorate, to the extent possible, the disproportionate effect of such expense or loss on then existing shareholders. Such expenses or losses may nevertheless result in a shareholder's receiving no dividends for the period during which the shares are held and receiving upon redemption a price per share lower than that which was paid.

OTHER FUNDS

         Each of the Funds other than the Money Market Funds will declare and distribute dividends from net investment income of each class of shares, if any, and will distribute its net realized capital gains, with respect to each class of shares, if any, at least annually.

                             PERFORMANCE INFORMATION

         From time to time the Trust may advertise the performance of one or more of the Funds. All data is based on past performance and is not intended to indicate future results. Performance of Trust Shares, as compared to Investment A Shares or Investment B Shares, will normally be higher because Investment A Shares and Investment B Shares are subject to distribution (12b-1) fees.

         No performance information is provided for Investment B Shares as that class of shares was not yet being offered by the Funds as of December 31, 1999.

MONEY MARKET FUNDS

         Generally, the Money Market Funds will advertise seven-day yields and seven-day effective yields. In addition, the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund may also advertise tax-equivalent yields.

         The yield for each class of shares of a Money Market Fund is computed by determining the percentage net change, excluding capital changes and any income other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a charge reflecting any deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by 365/7 (or approximately 52 weeks).

         The effective yield for each class of shares of a Fund represents a compounding of the base period return by adding 1, raising the sum to a power equal to 365/7, and subtracting 1 from the result, according to the following formula:


                                                 [OBJECT OMITTED]

         Tax-equivalent yield is computed by dividing the portion of a Fund's yield that is tax-exempt by 1 minus a stated income tax rate and adding the quotient to that portion, if any, of the Fund's yield that is not tax-exempt.

         Based on the seven-day period ended December 31, 2000 (the "base period"), the yield and effective yield of the Trust Shares of each of the Money Market Funds were as follows:

           FUND-TRUST SHARES                           YIELD     EFFECTIVE YIELD
           -----------------                           -----     ---------------
        Money Market Fund .............................____%         ____%
        Ohio Municipal Money Market Fund ..............____%         ____%
        U.S. Treasury Money Market Fund ...............____%         ____%
        Florida Tax-Free Money Fund ...................____%         ____%

         Based on the seven-day period ended December 31, 2000 (the "base period"), the yield and effective yield of the Investment A Shares of the Money Market Funds listed below were as follows:

              FUND-INVESTMENT A SHARES                YIELD      EFFECTIVE YIELD
              ------------------------                -----      ---------------
          Money Market Fund ..........................____%           ____%
          Ohio Municipal Money Market Fund ...........____%           ____%
          U.S. Treasury Money Market Fund ............____%           ____%
          Florida Tax-Free Money Fund ................____%           ____%

         The tax-equivalent yield for Trust Shares of the Ohio Municipal Money Market Fund for the seven-day period ended December 31, 2000, was ____% (assuming a 39.6% federal income tax bracket and a 7.5% Ohio income tax bracket).

         The tax-equivalent yield for Investment A Shares of the Ohio Municipal Money Market Fund for the seven-day period ended December 31, 2000, was ____% (assuming a 39.6% federal income tax bracket and a 7.5% Ohio income tax bracket).

         The tax-equivalent yield for Trust Shares of the Florida Tax-Free Money Fund for the seven-day period ended December 31, 2000, was ____% (assuming a 39.6% federal income tax bracket).

         The tax-equivalent yield for Investment A Shares of the Florida Tax-Free Money Fund for the seven-day period ended December 31, 2000, was ____% (assuming a 39.6% federal income tax bracket).

OTHER FUNDS

         Generally, the Equity and Income Funds will advertise average annual total returns. In addition, the Ohio Tax-Free Fund and the Michigan Tax-Free Fund may advertise thirty-day tax-equivalent yields.

         In accordance with SEC guidelines, the average annual total return for each class of shares is calculated according to the following formula:

                                [OBJECT OMITTED]

where p = a hypothetical initial of $1,000; n = number of years; and ERV = ending redeemable value of the hypothetical $1,000 investment after the investment period.

         In accordance with SEC guidelines, the yield for each class of shares of an Equity or Income Fund is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:


                                [OBJECT OMITTED]

where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

         In accordance with SEC guidelines, the tax-equivalent yield for each class of the Equity and Income Funds is computed by dividing the portion of the yield that is tax-exempt by 1 minus a stated income tax rate and adding the quotient to that portion, if any, of the yield that is not tax-exempt.


         The average annual total returns for Investment A Shares of each of the following Funds (including the effect of the sales load) for the one-year, five-year and ten-year periods and for the life of the respective Fund through December 31, 2000, were as follows:

                                         FISCAL YEAR      FIVE YEARS        TEN YEARS           INCEPTION
FUND                                     ENDED            ENDED             ENDED               THROUGH
INVESTMENT A SHARES                      12/31/2000       12/31/2000        12/31/2000          12/31/2000
-------------------                      ----------       ----------        ----------          ----------
Growth Fund.........................     ____%            ____%             N/A                 ____%

Income Equity Fund*.................     ____%            ____%             ____%               ____%

Ohio Tax-Free Fund..................     ____%            ____%             N/A                 ____%

Michigan Tax-Free Fund**............     ____%            ____%             N/A                 ____%

Fixed Income Securities Fund........     ____%            ____%             N/A                 ____%

Mortgage Securities Fund............     ____%            ____%             N/A                 ____%

Intermediate Government
  Income Fund**.....................     ____%            ____%             N/A                 ____%
----------

*Performance shown represents combined performance of the Trust Shares class from 7/3/89 to 5/14/97 (adjusted to reflect expenses associated with Investment A Shares) and the Investment A Shares class since its 5/14/97 inception.
* *Performance shown includes the applicable predecessor FMB Fund.

         The average annual total returns for Trust Shares of each of the following Funds for the one-year, five-year and ten-year periods and for the life of the respective Fund through December 31, 1999, were as follows:

                                       FISCAL YEAR         FIVE YEARS          TEN YEARS           INCEPTION
FUND                                   ENDED               ENDED               ENDED               THROUGH
TRUST SHARES                           12/31/2000          12/31/2000          12/31/2000          12/31/2000
------------                           ----------          ----------          ----------          ----------

Growth Fund.........................   ____%               ____%               ____%               ____%

Income Equity Fund..................   ____%               ____%               ____%               ____%

Ohio Tax-Free Fund..................   -____%              ____%               ____%               ____%

Michigan Tax-Free Fund*.............   -____%              ____%               N/A                 ____%

Fixed Income Securities Fund........   -____%              ____%               ____%               ____%

Mortgage Securities Fund............   ____%               ____%               N/A                 ____%

Intermediate Government
Income Fund*........................   -____%              ____%               N/A                 ____%

Short/Intermediate
Fixed Income Securities Fund........   ____%               ____%               ____%               ____%

  ----------
* Performance shown includes the applicable predecessor FMB Fund.

         The tax-equivalent yield for the Investment A Shares of the Ohio Tax-Free Fund for the thirty-day period ended December 31, 2000, was ____% (assuming a 39.6% federal income tax bracket and a 7.5% Ohio income tax bracket).

         The tax-equivalent yield for Investment A Shares of the Michigan Tax-Free Fund for the thirty-day period ended December 31, 2000, was ____% (assuming a 39.6% federal income tax bracket and a 4.4% Michigan income tax bracket).

         The tax-equivalent yield for the Trust Shares of the Ohio Tax-Free Fund for the thirty-day period ended December 31, 2000, was ____% (assuming a 39.6% federal income tax bracket and a 7.5% Ohio income tax bracket).

         The tax-equivalent yield for the Trust Shares of the Michigan Tax-Free Fund for the thirty-day period ended December 31, 2000, was ____% (assuming a 39.6% federal income tax bracket and a 4.4% Michigan income tax bracket).

TAX-EQUIVALENCY TABLES

         The Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund, with respect to each class of shares offered, may use a tax equivalency table in advertising and sales literature. The interest earned on tax-exempt securities in either Fund's portfolio generally remains free from federal regular income tax and is free from Ohio personal income taxes. The tables below provide tax-equivalent yields for selected tax-exempt yields. Some portion of either Fund's income may result in liability under the federal alternative minimum tax and may be subject to state and local taxes.


                        TAXABLE YIELD EQUIVALENT FOR 2000
                 COMBINED FEDERAL AND STATE OF OHIO INCOME TAXES
SINGLE RETURN
FEDERAL TAX RATE:
                15.00%     28.00%     28.00%     31.00%     31.00%      31.00%      36.00%      36.0%       39.60%
COMBINED FEDERAL AND STATE TAX RATE:
                18.79%     31.21%     31.74%     34.59%     35.10%      35.76%      40.42%      40.80%      44.13%
TAXABLE INCOME
BRACKETS*:      $0-        $26,251-   $40,001-   $63,551-   $80,001-    $100,001-   $132,601-   $200,001-   Over
                $26,250    $40,000    $63,550    $80,000    $100,000    $132,600    $200,000    $288,350
$288,350

TAX-EXEMPT YIELD                                        TAXABLE YIELD EQUIVALENT

1.50%           1.85%      2.18%      2.20%      2.29%      2.31%       2.33%       2.52%       2.53%       2.68%
2.00%           2.46%      2.91%      2.93%      3.06%      3.08%       3.11%       3.36%       3.38%       3.58%
2.50%           3.08%      3.63%      3.66%      3.82%      3.85%       3.89%       4.20%       4.22%       4.47%
3.00%           3.69%      4.36%      4.40%      4.59%      4.62%       4.67%       5.03%       5.07%       5.37%
3.50%           4.31%      5.09%      5.13%      5.35%      5.39%       5.45%       5.87%       5.91%       6.26%
4.00%           4.93%      5.81%      5.86%      6.12%      6.16%       6.23%       6.71%       6.76%       7.16%
4.50%           5.54%      6.54%      6.59%      6.88%      6.93%       7.01%       7.55%       7.60%       8.05%
5.00%           6.16%      7.27%      7.33%      7.64%      7.70%       7.78%       8.39%       8.45%       8.95%
5.50%           6.77%      8.00%      8.06%      8.41%      8.47%       8.56%       9.23%       9.29%       9.84%
6.00%           7.39%      8.72%      8.79%      9.17%      9.25%       9.34%       10.07%      10.14%      10.74%

Note: The chart above is for illustrative purposes only. It is not an indicator of past or future performance. *The income brackets applicable to the state of Ohio do not correspond to the Federal taxable income brackets. In addition, Ohio taxable income will likely be different than Federal taxable income because it is computed by reference to Federal adjusted gross income (AGI) with specifically-defined Ohio modifications and exemptions, and does not consider many of the deductions allowed from Federal AGI in computing Federal taxable income. No other state tax credits, exemptions, or local taxes have been taken into account in arriving at the combined marginal tax rate. In 1999, due to the state having surplus revenue, a 3.627% across the board reduction in the Ohio income tax rates for 1999 only was effected pursuant to Ohio Revised Code sections 131.44 and 5747.02. It is not yet known whether a reduction in the Ohio income tax rates will occur in 2000. A reduction in Ohio income tax rates, such at the 1999 reduction, has the effect of reducing the after-tax advantage of Ohio tax-exempt securities relative to taxable securities. The income amount shown is income subject to federal income tax reduced by adjustments to income, exemptions, and itemized deductions (including the deduction for state and local income taxes). If the standard deduction is taken for Federal income tax purposes, the taxable equivalent yield required to equal a specified tax-exempt yield is at least as great as that shown in the table. It is assumed that the investor is not subject to the alternative minimum tax. Where applicable, investors should consider the benefit of certain itemized deductions and the benefit of personal exemptions are limited in the case of higher income individuals. For 2000, taxpayers with AGI in excess of a threshold amount of approximately $128,950 are subject to an overall limitation on certain itemized deductions, requiring a reduction in such deductions equal to the lesser of (i) 3% of AGI in excess of the threshold amount or (ii) 80% of the amount of such itemized deductions otherwise allocable. The benefit of each personal exemption is phased out at the rate of two percentage points for each $2,800 (or fraction thereof) of AGI in the phase-out zone. For single taxpayers, the range of AGI comprising the phase-out zone for 2000 is estimated to be from $128,950 to $251,450 and for married taxpayers filling a joint return from $193,400 to $315,900. The Federal tax brackets, the threshold amounts at which itemized deductions are subject to reduction, and the range over which personal exemptions are phased out will be further adjusted for inflation each year after 2000.



                                         TAXABLE YIELD EQUIVALENT FOR 2000
                            COMBINED FEDERAL AND STATE OF OHIO INCOME TAXES (continued)

JOINT RETURN
FEDERAL TAX RATE:
                15.00%    15.00%     28.00%     28.00%     28.00%      31.00%      36.00%      36.0%       39.60%
COMBINED FEDERAL AND STATE TAX RATE:
                18.79%    19.42%     31.74%     32.28%     32.97%      35.76%      40.42%      40.80%      44.13%
TAXABLE INCOME
BRACKETS*:      $0-       $40,001-   $43,851-   $80,001-   $100,001-   $105,951-   $161,451-   $200,001- Over
                $40,000   $43,850    $80,000    $100,000   $105,950    $161,450    $200,000    $288,350
$288,350

TAX-EXEMPT YIELD                                        TAXABLE YIELD EQUIVALENT

1.50%           1.85%     1.86%      2.20%      2.22%      2.24%       2.33%       2.52%       2.53%       2.68%
2.00%           2.46%     2.48%      2.93%      2.95%      2.98%       3.11%       3.36%       3.38%       3.58%
2.50%           3.08%     3.10%      3.66%      3.69%      3.73%       3.89%       4.20%       4.22%       4.47%
3.00%           3.69%     3.72%      4.40%      4.43%      4.48%       4.67%       5.03%       5.07%       5.37%
3.50%           4.31%     4.34%      5.13%      5.17%      5.22%       5.45%       5.87%       5.91%       6.26%
4.00%           4.93%     4.96%      5.86%      5.91%      5.97%       6.23%       6.71%       6.76%       7.16%
4.50%           5.54%     5.58%      6.59%      6.64%      6.71%       7.01%       7.55%       7.60%       8.05%
5.00%           6.16%     6.20%      7.33%      7.38%      7.46%       7.78%       8.39%       8.45%       8.95%
5.50%           6.77%     6.82%      8.06%      8.12%      8.21%       8.56%       9.23%       9.29%       9.84%
6.00%           7.39%     7.45%      8.79%      8.86%      8.95%       9.34%       10.07%      10.14%      10.74%

Note: The chart above is for illustrative purposes only. It is not an indicator of past or future performance. *The income brackets applicable to the state of Ohio do not correspond to the Federal taxable income brackets. In addition, Ohio taxable income will likely be different than Federal taxable income because it is computed by reference to Federal adjusted gross income (AGI) with specifically-defined Ohio modifications and exemptions, and does not consider many of the deductions allowed from Federal AGI in computing Federal taxable income. No other state tax credits, exemptions, or local taxes have been taken into account in arriving at the combined marginal tax rate. In 1999, due to the state having surplus revenue, a 3.627% across the board reduction in the Ohio income tax rates for 1999 only was effected pursuant to Ohio Revised Code sections 131.44 and 5747.02. It is not yet known whether a reduction in the Ohio income tax rates will occur in 2000. A reduction in Ohio income tax rates, such at the 1999 reduction, has the effect of reducing the after-tax advantage of Ohio tax-exempt securities relative to taxable securities. The income amount shown is income subject to federal income tax reduced by adjustments to income, exemptions, and itemized deductions (including the deduction for state and local income taxes). If the standard deduction is taken for Federal income tax purposes, the taxable equivalent yield required to equal a specified tax-exempt yield is at least as great as that shown in the table. It is assumed that the investor is not subject to the alternative minimum tax. Where applicable, investors should consider the benefit of certain itemized deductions and the benefit of personal exemptions are limited in the case of higher income individuals. For 2000, taxpayers with AGI in excess of a threshold amount of approximately $128,950 are subject to an overall limitation on certain itemized deductions, requiring a reduction in such deductions equal to the lesser of (i) 3% of AGI in excess of the threshold amount or (ii) 80% of the amount of such itemized deductions otherwise allocable. The benefit of each personal exemption is phased out at the rate of two percentage points for each $2,800 (or fraction thereof) of AGI in the phase-out zone. For single taxpayers, the range of AGI comprising the phase-out zone for 2000 is estimated to be from $128,950 to $251,450 and for married taxpayers filling a joint return from $193,400 to $315,900. The Federal tax brackets, the threshold amounts at which itemized deductions are subject to reduction, and the range over which personal exemptions are phased out will be further adjusted for inflation each year after 2000.

                             MICHIGAN TAX-FREE FUND

         The Michigan Tax-Free Fund, with respect to each class of shares offered, may use a tax equivalency table in advertising and sales literature. The interest earned on tax-exempt securities in this Fund's portfolio generally remains free from federal regular income tax and is free from Michigan personal income taxes. Some portion of this Fund's income may result in liability under the federal alternative minimum tax and may be subject to state and local taxes. The table below provides tax-equivalent yields for selected tax-exempt yields.


                        TAXABLE YIELD EQUIVALENT FOR 2000
               COMBINED FEDERAL AND STATE OF MICHIGAN INCOME TAXES
FEDERAL TAX RATE:
                    15.0%                 28.0%               31.0%             36.0%              39.6%

COMBINED FEDERAL AND STATE TAX RATE:
                    19.3%                 32.3%               35.3%             40.3%              43.9%
TAXABLE INCOME
BRACKETS--
SINGLE RETURN:      $0-                   $25,751-            $62,451-          $130,251-          Over
                    $25,750               $62,450             $130,250          $283,150           $283,150

JOINT RETURN:       $0-                   $43,051-            $104,051-         $158,551-          Over
                    $43,050               $104,050            $158,550          $283,150           $283,150

TAX-EXEMPT YIELD    TAXABLE YIELD EQUIVALENT

1.50%.................1.86%                 2.22%               2.32%            2.51%              2.67%
2.00%.................2.48%                 2.95%               3.09%            3.35%              3.57%
2.50%.................3.10%                 3.69%               3.86%            4.19%              4.46%
3.00%.................3.72%                 4.43%               4.64%            5.03%              5.35%
3.50%.................4.34%                 5.17%               5.41%            5.86%              6.24%
4.00%.................4.96%                 5.91%               6.18%            6.70%              7.13%
4.50%.................5.58%                 6.65%               6.96%            7.54%              8.02%
5.00%.................6.20%                 7.39%               7.73%            8.38%              8.91%
5.50%.................6.82%                 8.12%               8.50%            9.21%              9.80%
6.00%.................7.44%                 8.86%               9.27%           10.05%             10.70%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions. Furthermore, no adjustment was made to reflect available state tax deductions on federal returns.

                           FLORIDA TAX-FREE MONEY FUND

         The Florida Tax-Free Money Fund, with respect to each class of shares offered, may use a tax equivalency table in advertising and sales literature. The interest earned on tax-exempt securities in this Fund's portfolio generally remains free from federal regular income tax. Some portion of this Fund's income may result in liability under the federal alternative minimum tax. The table below provides tax-equivalent yields for selected tax-exempt yields.


                        TAXABLE YIELD EQUIVALENT FOR 2000
                   STATE OF FLORIDA--FEDERAL INCOME TAXES ONLY

FEDERAL TAX RATES:
                        15.0%            28.0%            31.0%              36.0%            39.6%

TAXABLE INCOME BRACKETS--
SINGLE RETURN:          $0-              $25,751-         $62,451-           $130,251-        Over
                        $25,750          $62,450          $130,250           $283,150         $283,150

JOINT RETURN:           $0-              $43,051-         $104,051-          $158,551-        Over
                        $43,050          $104,050         $158,550           $283,150         $283,150

TAX-EXEMPT YIELD        TAXABLE YIELD EQUIVALENT

1.50%....................1.76%            2.08%             2.17%               2.34%          2.48%
2.00%....................2.35%            2.78%             3.90%               3.13%          3.31%
2.50%....................2.94%            3.47%             3.62%               3.91%          4.14%
3.00%....................3.53%            4.17%             4.35%               4.69%          4.97%
3.50%....................4.12%            4.86%             5.07%               5.47%          5.79%
4.00%....................4.71%            5.56%             5.80%               6.25%          6.62%
4.50%....................5.29%            6.25%             6.52%               7.03%          7.45%
5.00%....................5.88%            6.94%             7.25%               7.81%          8.28%
5.50%....................6.47%            7.64%             7.97%               8.59%          9.11%
6.00%....................7.06%            8.33%             8.70%               9.38%          9.93%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.

                              FINANCIAL STATEMENTS

         The audited financial statements of the Funds for the year ended December 31, 2000, and the report of _______, independent auditors, will be incorporated herein by reference from the Trust's Annual Report to Shareholders for the year ended December 31, 2000, which has been previously sent to shareholders of each Fund pursuant to Section 30(d) of the 1940 Act and previously filed with the Securities and Exchange Commission. A copy of the Annual Report to Shareholders may be obtained without charge by contacting the Trust.

BH\240934.2
ID\ MMW

                      APPENDIX--DESCRIPTION OF BOND RATINGS

STANDARD & POOR'S RATINGS GROUP CORPORATE AND MUNICIPAL BOND RATING DEFINITIONS

AAA - Debt rated "AAA" has the highest rating assigned by Standard & Poor's Ratings Group. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A - Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions than debt in higher rated categories.

S&P may apply a plus (+) or minus (-) to the above rating classifications to show relative standing within the classifications.

MOODY'S INVESTORS SERVICE, INC.  CORPORATE AND MUNICIPAL BOND RATING DEFINITIONS

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

DUFF & PHELPS, INC. CORPORATE BOND RATING DEFINITIONS

AAA - Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA- - High credit quality protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, A- - Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

FITCH IBCA LONG-TERM RATING DEFINITIONS

AAA - Obligations for which there is the lowest expectation of credit risk. Assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA - Obligations for which there is a very low expectation of credit risk. They indicated very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to unforeseeable events.

A - Obligations for which there is a low expectation of credit risk. The capacity for timely repayment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to change in circumstances or economic conditions.

STANDARD & POOR'S RATINGS GROUP SHORT-TERM MUNICIPAL OBLIGATION RATING
DEFINITIONS

SP-1 - Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2 - Satisfactory capacity to pay principal and interest.

MOODY'S INVESTORS SERVICE, INC.  SHORT-TERM MUNICIPAL OBLIGATION RATING
DEFINITIONS

MIG1/VMIG1 - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG2/VMIG2 - This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

FITCH IBCA SHORT-TERM RATING DEFINITIONS

F1 - Obligations supported by the highest capacity for timely repayment.

F2 - Obligations supported by a strong capacity for timely repayment. However, the relative degree of risk is slightly higher than for issues classified as "A1" and capacity for timely repayment may be susceptible to adverse changes in business, economic, or financial conditions.

F3 - Obligations supported by an adequate capacity for timely repayment, although such capacity is more susceptible to adverse changes in business, economic or financial conditions.

STANDARD AND POOR'S RATINGS GROUP COMMERCIAL PAPER RATING DEFINITIONS

A-1 - This designation indicates that the degree of safety regarding timely payment strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus (+) sign.

A-2 - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATING DEFINITIONS

Prime 1 - Issuers (or supporting institutions) rated Prime-1 (P-1) have a superior ability for repayment of senior short-term promissory obligations. P-1 repayment capacity will often be evidenced by many of the following characteristics:

         _        Leading market positions in well-established industries.

         _        High rates of return on funds employed.

         _ Conservative capitalization structure with moderate reliance on debt and ample asset protection.

         _ Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         _ Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime 2 - Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

NR indicates the bonds are not currently rated by Moody's or S&P. However, management considers them to be of good quality.

DUFF & PHELPS, INC.  COMMERCIAL PAPER RATING DEFINITIONS

Duff 1+ - Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

Duff 1 - Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor. Duff 1-High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

Duff 2-Good certainty of timely payment Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

FITCH IBCA  COMMERCIAL PAPER RATING DEFINITIONS

F-1 - Issues assigned this rating are regarded as having the highest capacity for timely payment.

F-2 - Issues assigned this rating reflect a strong capacity for timely payment. However, the relative degree of risk is slightly higher than for issues classified as "A1" and capacity for repayment may be susceptible to adverse changes in business, economics, or financial conditions.

F-3 - Issues assigned this rating have an adequate capacity for timely payment. Such capacity is more susceptible to adverse changes in business, economic or financial conditions.

                            PART C. OTHER INFORMATION

ITEM 23.  EXHIBITS

All Exhibits incorporated by reference relate to File Nos. 33-11905 and 811-5010 except as otherwise noted):
(a) Amended and Restated Declaration of Trust of the Registrant, including Amendments No. 1 and 2 thereto (previously filed as Exhibit 1 to Post-Effective Amendment No. 19 and incorporated herein by reference).

         (i) Amendment No. 3 to Amended and Restated Declaration of Trust (previously filed as Exhibit (a)(i) to Post-Effective Amendment No. 28 and incorporated herein by reference).

(b) By-Laws of the Registrant (previously filed as Exhibit 2 to Post-Effective Amendment No. 19 and incorporated herein by reference).

(c)      See Declaration of Trust and By-Laws.

(d) (i) Investment Advisory Agreement, dated September 15, 1998, between the Registrant and The Huntington National Bank, as successor to The Huntington Trust Company, N.A., relating to the Money Market Fund, Ohio Municipal Money Market Fund (formerly Tax-Free Money Market Fund) and Ohio Tax-Free Fund (previously filed as Exhibit 5(i) to Post-Effective Amendment No. 26 and incorporated by reference herein).

         (ii) Investment Advisory Agreement, dated April 25, 1989, between the Registrant and The Huntington National Bank, as successor to The Huntington Trust Company, N.A., relating to the U.S. Treasury Money Market Fund, Growth Fund, Income Equity Fund, Fixed Income Securities Fund and Short/Intermediate Fixed Income Securities Fund (previously filed as Exhibit 5(ii) to Post-Effective Amendment No. 26 and incorporated by reference herein).

         (iii) Investment Advisory Agreement, dated April 24, 1992, between the Registrant and The Huntington National Bank, as successor to The Huntington Trust Company, N.A., relating to the Mortgage Securities Fund (previously filed as Exhibit 5(i) to Post-Effective Amendment No. 19 and incorporated herein by reference).

         (iv) Investment Advisory Agreement, dated September 5, 1997, between the Registrant and The Huntington National Bank relating to the Michigan Tax-Free Fund (previously filed as Exhibit 5(iii) to Post-Effective Amendment No. 23 and incorporated herein by reference).

         (v) Investment Advisory Agreement, dated November 21, 1997, between the Registrant and The Huntington National Bank relating to the Intermediate Government Income Fund (previously filed as Exhibit 5(iv) to Post-Effective Amendment No. 24 and incorporated herein by reference).

         (vi) Investment Advisory Agreement, dated December 1, 1998, as restated April 26, 2000 between the Registrant and The Huntington National Bank relating to the Florida Tax-Free Money Fund (previously filed as Exhibit (d)(vi) to Post-Effective Amendment No. 33 and incorporated herein by reference).

                  (1) Sub-Advisory Agreement, dated April 26, 2000, between The Huntington National Bank and Fort Washington Investment Advisors, Inc. relating to the Florida Tax-Free

         Money Fund (previously filed as Exhibit (d)(vi)(1) to Post-Effective Amendment No. 33 and incorporated herein by reference).

(e) Distribution Agreement, dated January 11, 1996, between the Registrant and SEI Investments Distribution Co. (formerly SEI Financial Services Company) (previously filed as Exhibit 6 to Post-Effective Amendment No. 20 and incorporated herein by reference).

(f)      Not applicable.

(g) Custodian Contract, dated January 27, 1993, between the Registrant and The Huntington National Bank, as successor to The Huntington Trust Company, N.A. (previously filed as Exhibit 8 to Post-Effective Amendment No. 19 and incorporated herein by reference).

         (1) Amendment to Schedule A to Custodian Contract dated December 20, 1999 (previously filed as Exhibit (g)(1) to Post-Effective Amendment No. 32 and incorporated herein by reference).
(h) (i) Transfer Agency and Service Agreement, dated January 1, 1998, between the Registrant and State Street Bank and Trust Company (previously filed as Exhibit 9(i) to the Registration Statement on Form N-14, File No. 333-44511, and incorporated herein by reference).

                  (1) Amendment to Schedule A of Transfer Agency and Service Agreement (previously filed as Exhibit (h)(i)(1) to Post-Effective Amendment No. 28 and incorporated herein by reference).

         (ii) Administration Agreement, dated December 20, 1999, between the Registrant and Huntington National Bank (previously filed as Exhibit
         (h)(ii) to Post-Effective Amendment No. 32 and incorporated herein by reference).

(i)      Opinion of Ropes & Gray is filed herewith.

(j)      Consent of Ropes & Gray is filed herewith.

(k)      Not applicable

(l) Initial Capital Understanding (previously filed as Exhibit 13 to Post-Effective Amendment No. 20 and incorporated herein by reference).

(m) Distribution and Shareholder Services Plan, as amended and restated April 26, 2000 (previously filed as Exhibit (m) to Post-Effective Amendment No. 33 and incorporated herein by reference).

(n) Multiple Class Plan as amended and restated April 26, 2000 (previously filed as Exhibit (o) to Post-Effective Amendment No. 33 and incorporated herein by reference).

(o) (i)  Code of Ethics of The Huntington Funds (previously filed as Exhibit
         (p)(i) to Post-Effective Amendment No. 33 and incorporated herein by reference).

    (ii) Code of Ethics of The Huntington National Bank (previously filed as Exhibit (p)(ii) to Post-Effective Amendment No. 33 and incorporated herein by reference).

   (iii) Code of Ethics of SEI Investments Distribution Co. (previously filed as Exhibit (p)(iii) to Post-Effective Amendment No.33 and incorporated herein by reference).

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         None.

ITEM 25. INDEMNIFICATION

         The response to this Item is incorporated by reference to Registrant's Amendment No. 1 to Form N-14 filed February 3, 1998.


ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

         THE ADVISER. Huntington National Bank ("Huntington") serves as investment adviser to the Registrant. Huntington is a wholly-owned subsidiary of Huntington Bancshares Incorporated ("HBI"). Huntington conducts a variety of trust activities. To the knowledge of Registrant, none of the directors or executive officers of Huntington, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and executive officers also hold various positions with and engage in business for HBI. Set forth below are the names and principal businesses of the directors and executive officers of Huntington.


NAME OF                                               PRINCIPAL BUSINESS(ES) DURING
OFFICERS AND DIRECTORS OF HUNTINGTON                  AT LEAST THE LAST TWO FISCAL YEARS
-------------------------------------------------     ---------------------------------------
Friedrich K.M. Bohm, Director....................     Chairman, NBBJ East Limited Partnership

Douglas G. Borror, Director......................     President and Chief Executive Officer, Dominion Homes, Inc.

Richard A. Cheap.................................     Executive Vice President, General Counsel, Secretary and
                                                      Cashier, Huntington

Anne Creek, Treasurer............................     Treasurer, Huntington

Peter H. Edwards, Director.......................     Chairman, Edwards Companies


NAME OF                                               PRINCIPAL BUSINESS(ES) DURING
OFFICERS AND DIRECTORS OF HUNTINGTON                  AT LEAST THE LAST TWO FISCAL YEARS
-------------------------------------------------     ---------------------------------------

Douglas E. Fairbanks, Director...................     Retired; formerly Vice President, Ameritech

Ralph K. Frasier, Director.......................     Retired

Peter E. Geier, Director.........................     President and Chief Operating Officer, Huntington

Elaine H. Hairston, Director.....................     Retired; formerly Chancellor, Ohio Board of Regents

Edgar W. Ingram III, Director....................     President and Chief Executive Officer, White Castle Systems, Inc.

Pete A. Klisares, Director.......................     President and Chief Operating Officer, Karrington, Inc.

Robert W. Rahal, Director........................     President and Chief Executive Officer, Team Rahal, Inc.

John B. Schultze, Director.......................     Chairman, President and Chief Executive Officer, The Lamson & Sessions Co.

Ronald J. Seiffert, Director.....................     Vice Chairman, Huntington

J. Richard Sisson, Director......................     Senior Vice President and Provost, The Ohio State University

Rodney Wasserstrom, Director.....................     President and Chief Executive Officer, The Wasserstrom Company

William J. Williams, Director....................     Retired; formerly Chairman, Huntington

William S. Williams, Director....................     Retired and formerly Vice Chairman and Chief Executive
                                                      Officer, The W.W. Williams Co., Inc.

Frank Wobst, Director............................     Chairman, President and Chief Executive Officer, HBI

Helen K. Wright, Director........................     Retired

         THE SUBADVISER. Fort Washington Investment Advisors, Inc. ("Fort Washington "), a registered investment adviser, serves as subadviser to the Florida Tax-Free Money Fund. Fort Washington is an indirect wholly-owned subsidiary of The Western-Southern Life Insurance Company which provides life and health insurance, annuities, mutual funds, asset management, and related financial services. As a full service registered investment advisory firm, Fort Washington offers professional and comprehensive investment management services for foundations and endowments, corporate pension funds, insurance companies, mutual funds, colleges and universities, religious organizations and high net worth individuals.

The table below gives the name, address and principal occupation of each current director and principal officer of Fort Washington.

                            POSITION WITH
NAME AND ADDRESS           FORT WASHINGTON            PRINCIPAL OCCUPATION

William J. Williams      Chairman and Director        Chairman of the Board of
400 Broadway                                          the Western and Southern
Cincinnati, OH 45202                                  Life Insurance Company

William Francis Ledwin   President and Director       President and Director of
420 East Fourth Street                                Touchstone Advisors; Vice
Cincinnati, OH 45202                                  President and Chief
                                                      Investment Officer of
                                                      Columbus Life Insurance
                                                      Company; Senior Vice
                                                      President and Chief
                                                      Investment Officer of
                                                      The Western and Southern
                                                      Life Insurance Company

James Vance              Vice President and           Vice President and
400 Broadway             Treasurer                    Treasurerof The Western
Cincinnati, OH 45202                                  and Southern Life
                                                      Insurance Company

In addition to serving as sub-adviser to the Fund, Fort Washington serves as the sub-adviser to several other investment companies which are not affiliated with the Trust, including Touchstone Series Trust.

ITEM 27.  PRINCIPAL UNDERWRITERS

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, distributor or investment adviser:

         SEI Investments Distribution Co. ("SEI") is the Distributor of the Registrant's shares. SEI also acts as distributor for the following other investment companies:

                  The Achievement Funds Trust
                  The Advisors' Inner Circle Fund
                  Alpha Select Funds
                  Amerindo Funds, Inc.
                  The Arbor Fund
                  ARK Funds
                  Armada Funds
                  Bishop Street Funds
                  CNI Charter Funds
                  CUFUND
                  The Expedition Funds

                  First American Funds, Inc.
                  First American Investment Funds, Inc.
                  First American Strategy Funds, Inc.
                  First Omaha Funds, Inc.
                  Friends Ivory Funds
                  HighMark Funds
                  Huntington VA Funds
                  Johnson Family Funds, Inc.
                  Millennium Funds, Inc.
                  The Nevis Fund, Inc.
                  Oak Associates Funds
                  The Armada Advantage Fund
                  The PBHG Funds, Inc.
                  PBHG Insurance Series Fund, Inc.
                  The Pillar Funds
                  Pitcairn Funds
                  SEI Asset Allocation Trust
                  SEI Daily Income Trust
                  SEI Index Funds
                  SEI Institutional Investments Trust
                  SEI Institutional Managed Trust
                  SEI Institutional International Trust
                  SEI Insurance Products Trust
                  SEI Liquid Asset Trust
                  SEI Tax Exempt Trust
                  STI Classic Funds
                  STI Classic Variable Trust
                  TIP Funds

SEI provides numerous financial services to investment managers, pension plan sponsors and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services and automated execution, clearing and settlement of securities transactions.

(b) Unless otherwise noted, the business address of each director or officer is One Freedom Valley Road, Oaks, Pennsylvania 19456:

                                         POSITION AND OFFICE                    POSITION AND OFFICE
NAME                                     WITH UNDERWRITER                       WITH REGISTRANT

Alfred P. West, Jr.                      Director and Chairman of the Board     None
                                         of Directors

Carmen V. Romeo                          Director                               None

                                      -6-




Mark J. Held                             President and COO                      None

Gilbert L. Beebower                      Executive Vice President               None

Richard B. Lieb                          Director and Executive Vice President  None

Dennis J. McGonigle                      Executive Vice President               None

Robert M. Silvestri                      CFO and Treasurer                      None

Leo J. Dolan, Jr.                        Senior Vice President                  None

Carl A. Guarino                          Senior Vice President                  None

Jack May                                 Senior Vice President                  None

Hartland J. McKeown                      Senior Vice President                  None

Kevin P. Robins                          Senior Vice President                  Vice President and Assistant
                                                                                Secretary
Patrick K. Walsh                         Senior Vice President                  None

Robert Aller                             Vice President                         None

John D. Andersen                         Vice President and Managing            None
                                         Director

Timothy D. Barto                         Vice President and Assistant           Vice President and Assistant
                                         Secretary                              Secretary

Todd Cipperman                           Senior Vice President and              Vice President and Assistant
                                         General Counsel                        Secretary

James R. Foggo                           Vice President and Assistant           Vice President and Secretary
                                         Secretary

Robert Crudup                            Vice President and                     None
                                         Managing Director

Richard A. Deak                          Vice President and Assistant           None
                                         Secretary

                                      -7-




Scott W. Dellorfano                      Vice President and Managing Director   None

Barbara Doyne                            Vice President                         None

Jeff Drennen                             Vice President                         None

Scott C. Fanatico                        Vice President and Managing Director   None

Steven A. Gardner                        Director                               Vice President and Managing Director

Greg Gettinger                           Vice President and Assistant           None
                                         Secretary

Vic Galef                                Vice President and                     None
                                         Managing Director

Lydia A. Gavalis                         Vice President and                     Vice President and Assistant
                                         Assistant Secretary                    Secretary

Kathy Heilig                             Vice President                         None

Jeff Jacobs                              Vice President                         None

Samuel King                              Vice President                         None

Kim Kirk                                 Vice President and                     None
                                         Managing Director

John Kirk                                Vice President and Managing Director   None

John Krzeminski                          Vice President and                     None
                                         Managing Director

Carolyn McLaurin                         Vice President and                     None
                                         Managing Director

Alan H. Lauder                           Vice President                         None

                                      -8-




Paul Lonegran                            Vice President and Managing Director   None

Ellen Marquis                            Vice President                         None

Christine McCullough                     Vice President and Assistant           Vice President and Assistant
                                         Secretary                              Secretary

Mark Nagle                               Vice President                         President and Chief Executive Officer

Joanne Nelson                            Vice President                         None

Cynthia M. Parish                        Vice President and Secretary           None

Rob Redican                              Vice President                         None

Maria Rinehart                           Vice President                         None

Steve Smith                              Vice President                         None

Daniel Spaventa                          Vice President                         None

Kathryn L. Stanton                       Vice President                         None

Lori L. White                            Vice President and                     None
                                         Assistant Secretary

William E. Zitelli, Jr.                  Vice President and Assistant           None
                                         Secretary

Wayne M. Withrow                         Senior Vice President                  None

(c)      Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

         All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

         SEI Investments Distribution Co.             One Freedom Valley Road
         (Distributor and Sub-Administrator)          Oaks, PA 19456

         Huntington National Bank                     Huntington Center
         (Adviser, Administrator & Custodian)         41 South High Street
                                                      Columbus, OH 43287

         Fort Washington Investment Advisors, Inc.    420 East Fourth Street
         (Sub-Adviser)                                Cincinnati, OH  45202

         State Street Bank and Trust                  Two Heritage Drive
         Company (Transfer Agent and                  Quincy, MA  02171
         Dividend Disbursing Agent)

ITEM 29.  MANAGEMENT SERVICES

         Not applicable.

ITEM 30.  UNDERTAKINGS

         Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington, District of Columbia, on the 15th day of February, 2001.

                                            THE HUNTINGTON FUNDS

                                            By:      /S/ JAMES R. FOGGO*
                                               -------------------------------
                                                     James R. Foggo, President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME                        TITLE                                   DATE

/S/ JAMES R. FOGGO*         President and Chief Executive Officer   February 15, 2001
-------------------         (Principal Executive Officer)
James R. Foggo


/S/ JOHN LEVEN*             Treasurer and Chief Financial Officer   February 15, 2001
-------------------------   (Principal Financial and Accounting
John Leven                  Officer)

/S/ DAVID S. SCHOEDINGER*   Trustee                                 February 15, 2001
-------------------------
David S. Schoedinger


/S/ WILLIAM R. WISE*        Trustee                                 February 15, 2001
-------------------------
William R. Wise


/S/ JOHN M. SHARY*          Trustee                                 February 15, 2001
-------------------------
John M. Shary

/S/ THOMAS J. WESTERFIELD*  Trustee                                 February 15, 2001
-------------------------
Thomas J. Westerfield

*Executed on behalf of the indicated person by the undersigned, pursuant to power of attorney attached hereto.

By:  /S/ ALYSSA ALBERTELLI
-------------------------
         Alyssa Albertelli
         Attorney-In-Fact

                                POWER OF ATTORNEY

         The undersigned, being the President and Chief Executive Officer of the Huntington Funds, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the Huntington Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of the Huntington Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a President and Chief Executive Officer or as an officer of the Huntington Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or any of them, shall do or cause to be done by virtue thereof.


SIGNATURE                    CAPACITY                       DATE
---------                    --------                       ----


/S/ JAMES R. FOGGO           President and Chief            February 13, 2001
------------------           Executive Officer
James R. Foggo

                                POWER OF ATTORNEY

         The undersigned, being the Treasurer and Chief Financial Officer of the Huntington Funds, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the Huntington Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of the Huntington Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as an Controller, Treasurer and Chief Financial Officer of the Huntington Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or any of them, shall do or cause to be done by virtue thereof.

SIGNATURE                          CAPACITY                       DATE
---------                          --------                       ----


/S/JOHN LEVEN                Treasurer and Chief            December 6, 2000
-------------                Financial Officer
John Leven

                                POWER OF ATTORNEY

         The undersigned, being a Trustee of the Huntington Funds, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the Huntington Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of the Huntington Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a Trustee of the Huntington Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or any of them, shall do or cause to be done by virtue thereof.

SIGNATURE                          CAPACITY                       DATE
---------                          --------                       ----


/S/ DAVID S. SCHOEDINGER           Trustee                  December 7, 2000
------------------------
David S. Schoedinger

                                POWER OF ATTORNEY

         The undersigned, being a Trustee of the Huntington Funds, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the Huntington Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of the Huntington Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned a Trustee of the Huntington Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or any of them, shall do or cause to be done by virtue thereof.

SIGNATURE                          CAPACITY                        DATE
---------                          --------                        ----

/S/ WILLIAM R. WISE                Trustee                  December 11, 2000
-------------------
William R. Wise

                                POWER OF ATTORNEY

         The undersigned, being a Trustee of the Huntington Funds, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the Huntington Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of the Huntington Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a Trustee of the Huntington Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or any of them, shall do or cause to be done by virtue thereof.

SIGNATURE                          CAPACITY                        DATE
---------                          --------                        ----

/S/ JOHN M. SHARY                  Trustee                  December 8, 2000
-----------------
John M. Shary

                                POWER OF ATTORNEY

         The undersigned, being a Trustee of the Huntington Funds, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the Huntington Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of the Huntington Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a Trustee of the Huntington Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or any of them, shall do or cause to be done by virtue thereof.

SIGNATURE                          CAPACITY                         DATE
---------                          --------                         ----


/S/ THOMAS J. WESTERFIELD          Trustee                  February __, 2001
-------------------------
Thomas J. Westerfield

                                  EXHIBIT INDEX

EXHIBIT NO.                     DESCRIPTION                        PAGE

(i)               Opinion of Ropes & Gray.

(j)(1)            Consent of Ropes & Gray.